UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104513

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 239	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	September 15, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☑      on September 15, 2008 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account –II

Prospectus supplement dated September 15, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	The “Capital Preservation Plus Lifetime Income Option” charge within the “Recurring Contract Expenses” table is replaced with the following:
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%[1]
1.00%[1] 2.10%

2.	The “Additional Optional Riders” section of the “Recurring Contract Expenses” table is replaced with the following:
Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[2]
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option
7% Lifetime Income Option
10% Lifetime Income Option
5% Spousal Continuation Benefit
7% Spousal Continuation Benefit
10% Spousal Continuation Benefit
1.00%[3] 1.00%[4] 1.20%[5] 0.15%[6] 0.15%[7] 0.30%[8]

3.	The “Summary of Maximum Contract Expenses” table is replaced with the following:
Summary of Maximum Contract Expenses[9]
Variable Account Charge (applicable to all contracts)	1.10%
Combination Enhanced Death Benefit II Option	0.45%
Beneficiary Protector II Option	0.35%
Spousal Protection Annuity II Option	0.20%
3% Extra Value Option	0.45%
10% Lifetime Income Option	1.20%[10]
10% Spousal Continuation Benefit	0.30%[10]
Maximum Possible Total Variable Account Charges	4.05%[11]

1For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.

2 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

3 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

4 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

5 Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

6The 5% Spousal Continuation Benefit is only available for election if and when the 5% Lifetime Income Option is elected.

7 The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.

8 The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected. The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

9The Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option are not listed in this summary since they cannot be elected with any of the Lifetime Income Options.

10This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

11 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

1

4.	The “Example” section is replaced with the following:
This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.05%).[1]

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,348	2,558	3,708	6,516	718	2,108	3,438	6,516	*	2,108	3,438	6,516
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,135	1,964	2,793	5,039	505	1,514	2,523	5,039	*	1,514	2,523	5,039

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5.	The first paragraph of the “Capital Preservation Plus Option” subsection of the “Charges and Expenses” section is replaced with the following:

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 5% Lifetime Income Option, the 7% Lifetime Income Option, or the 10% Lifetime Income Option is elected.

6.	The “Capital Preservation Plus Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the Capital Preservation Plus Lifetime Income Option may be elected at any time. For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the 5% Lifetime Income Option, the 7% Lifetime Income Option, the 10% Lifetime Income Option, or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September, 15, 2008 or the date state approval is received, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.

1 The total variable account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

2

7.	A “10% Lifetime Income Option” subsection of the “Charges and Expenses” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” subsection as follows:

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

8.	The “7% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% L.Inc benefit is available anytime until L.Inc 10% is approved
Between 5/1/07-9/1/07	7% L.Inc may not be elected
9/1/07 or later	7% L.Inc is available at the time of application until 10% is approved

The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

9.	The “5% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The 5% Lifetime Income Option may only be elected at the time of application for contracts issued in the State of New York.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

10.	The “Spousal Continuation Benefit” subsection of the “Charges and Expenses” section is replaced with the following:

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

3

11.	The chart in the “GTO Charges Assessed for Certain Optional Benefits” subsection of the “Guaranteed Term Options” section is replaced with the following:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Extra Value Option	0.45%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

* For contracts issued on or after the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

12.	The first paragraph of the “Availability” subsection of the “Capital Preservation Option” section is replaced with the following:

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if 5% Lifetime Income Option, the 7% Lifetime Income Option, the 10% Lifetime Income Option, or the Capital Preservation Plus Lifetime Income Option is elected.

13.	The fourth bullet of the “Conditions Associated with the Capital Preservation Plus Option” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

•	Enhanced Fixed Account Dollar Cost Averaging and Dollar Cost Averaging for Living Benefits are not available asa contract owner service.

14.	The “Charges” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Charges

The CPP Lifetime Income Option is provided in exchange for an additional charge equal to an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current charge associated with the CPP Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

15.	The “Enhanced Capital Preservation Plus Lifetime Income Option” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Program.  An enhanced CPP Program will not result in any increase in cost to the contract owner.  Enhanced CPP Programs operate similarly to the standard CPP Program, but provide for a larger non-GTO component than would be available under the standard CPP Program.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component.  It is possible, under certain enhanced CPP Programs, for a contract owner to have 100% of their investment allocated to the non-GTO component during the preservation phase.  Any enhanced CPP Program that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  For the list of underlying mutual funds available under the enhanced CPP Program, please see “Income Benefit Investment Options” later in this prospectus.  While enhanced CPP Programs are offered, contract owners will still have the option to elect the standard CPP Program under the CPP Lifetime Income Option.  The contract owner may also elect either Dollar Cost Averaging or Dollar Cost Averaging for Living Benefits (see “Contract Owner Services” later in this prospectus).

4

16.
A “Lifetime Income Options - Generally” subsection of the “Optional Contract Benefits, Charges and Deductions” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” section as follows:

Unlike the CPP Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5%, 7% or 10% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

17.	The “Optional Contract Benefits, Charges and Deductions” section is amended to include the following subsection immediately after the “Lifetime Income Options - Generally” subsection:

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the time of application.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under a 10% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified via telephone and a letter will be sent with the returned purchase payment.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  For the first 10 years after the 10% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following (the “10% simple interest calculation”):

(a)	the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each attained 10% L.Inc Anniversary; plus

5

(b)
purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 10% L.Inc Anniversary, plus 10% of such purchase payments for each subsequent 10% L.Inc Anniversary attained.

After the 10th 10% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 10% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

6

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age

7

Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

8

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

18.	The second and third paragraphs of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section are replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% L.Inc benefit is available anytime until L.Inc 10% is approved
Between 5/1/07-9/1/07	7% L.Inc may not be elected
9/1/07 or later	7% L.Inc is available at the time of application until 10% is approved

The 7% Lifetime Income Option may not be elected if a loan is outstanding of if any of the following optional benefits are elected: the 5% Lifetime Income Option, 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

19.	The fifth paragraph of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable. Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

20.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 7% L.Inc Anniversary, plus 7% of such purchase payments for each subsequent 7% L.Inc Anniversary attained.

21.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

After the 10th 7% L.Inc Anniversary (provided no surrenders have been taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc Anniversary.

22.	The third paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, the 10% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

9

23.	The fifth paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable. Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

24.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 5% L.Inc Anniversary, plus 5% of such purchase payments for each subsequent 5% L.Inc Anniversary attained.

25.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

After the 10th 5% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc Anniversary.

10

26.	The “Income Benefit Investment Options” chart of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Income Benefit Investment Options

Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% Linc and 10% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option , 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

11

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% Linc and 10% L.Inc [4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Large Company Growth Fund		X
Wells Fargo Advantage VT Money Market Fund		X
Wells Fargo Advantage VT Total Return Bond Fund		X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

12

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% Linc and 10% L.Inc [4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Lifetime Income Option

2 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

3 5% Lifetime Income Option ,7% Lifetime Income Option and 10% Lifetime Income Option

4 The five year program duration is not available with this investment option.

13

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% Linc and 10% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

14

27.	The “Contract Owner Services” section is amended to include the following subsection immediately after the “Enhanced Fixed Dollar Cost Averaging” subsection:

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the “Income Benefits Investment Chart” earlier in this prospectus for the investment options available for these living benefits. New amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amount allocated to the standard or enhanced fixed account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program prior to the end of their selected program period.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

15

The Best of America® Future Venue Annuitysm
Nationwide Heritage Annuity

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 69.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class 2*

1

•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Gartmore NVIT International Equity Fund: Class VI†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class VI† (formerly, Nationwide NVIT Global Health Sciences Fund: Class VI)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class II (formerly, Nationwide NVIT Mid Cap Growth Fund: Class II)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class VI†
•	NVIT Multi-Manager International Value Fund: Class VI† (formerly, NVIT International Value Fund: Class VI)
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II)
•	NVIT Multi-Manager Small Cap Value Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II)
•	NVIT Multi-Manager Small Company Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class II)
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class VI† (formerly, Nationwide NVIT Global Technology and Communications Fund: Class VI)
•	NVIT U.S. Growth Leaders Fund: Class II (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class II)
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†*
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Large Company Growth Fund

2

•	Wells Fargo Advantage VT Money Market Fund
•	Wells Fargo Advantage VT Small Cap Growth Fund
•	Wells Fargo Advantage VT Small/Mid Cap Value Fund
•	Wells Fargo Advantage VT Total Return Bond Fund

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class II

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

Janus Aspen Series
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	NVIT Global Financial Services Fund: Class II (formerly, Nationwide NVIT Global Financial Services Fund: Class II)
•	NVIT Health Sciences Fund: Class II (formerly, Nationwide NVIT Global Health Sciences Fund: Class II)

3

•	NVIT Multi-Manager International Value Fund: Class II (formerly, NVIT International Value Fund: Class II)
•	NVIT Technology and Communications Fund: Class II (formerly, Nationwide NVIT Global Technology and Communications Fund: Class II)

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

4

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base– For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by Nationwide's general account.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option– Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation unit us or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

5

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	11
Synopsis of the Contracts	11
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	14
Financial Statements	14
Nationwide Life Insurance Company	14
Nationwide Investment Services Corporation	14
Investing in the Contract	14
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	17
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	19
Mortality and Expense Risk and Administrative Charges
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	22
Death Benefit Options
Spousal Protection Annuity Options
Beneficiary Protector II Option
Extra Value Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Income Benefit Investment Options
Removal of Variable Account Charges	46
Ownership and Interests in the Contract	46
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	47
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests

6

Table of Contents (continued)	Page
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	51
Surrender (Redemption) Prior to Annuitization	52
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	53
Surrenders Under Certain Plan Types	53
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	53
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	54
Contract Owner Services	55
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	58
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	63
Annuitizing the Contract	63
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	64
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	65
Legal Proceedings	66
Table of Contents of Statement of Additional Information	69
Appendix A: Underlying Mutual Funds	70
Appendix B: Condensed Financial Information	84
Appendix C: Contract Types and Tax Information	113

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	0 .90%
Administrative Charge	0.20%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option (available beginning September 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.15%[7] 1.25%
One-Year Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option)
Total Variable Account Charges (including this option only)
0.10% 1.20%
One-Month Enhanced Death Benefit II Option (available beginning September 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%[8] 1.45%
One-Month Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option)
Total Variable Account Charges (including this option only)
0.30% 1.40%
Combination Enhanced Death Benefit II Option (available beginning September 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.45%[9] 1.55%
Combination Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option)
Total Variable Account Charges (including this option only)
0.40%[10] 1.50%
(continued on next page)

8

Recurring Contract Expenses (continued)
Spousal Protection Options (an applicant may elect one)
Spousal Protection Annuity II Option (available beginning September 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20% 1.30%
Spousal Protection Annuity Option (available until September 1, 2004 or until state approval is received for the Spousal Protection Annuity II Option)
Total Variable Account Charges (including this option only)
0.10% 1.20%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[11] 1.45%
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%[12] 1.55%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.[13]
1.00%[14] 2.10%
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[15] 1.60%
Additional Optional Riders (as a percentage of the Current Income Benefit Base)
5% Lifetime Income Option (available in New York only)	1.00%[16]
7% Lifetime Income Option (not available in New York)	1.00%[17]
Spousal Continuation Benefit	0.15%[18]

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.10%
Combination Enhanced Death Benefit II Option	0.45%
Beneficiary Protector II Option	0.35%
Spousal Protection Annuity II Option	0.20%
3% Extra Value Option	0.45%
Capital Preservation Plus Lifetime Income Option	1.00%
Maximum Possible Total Variable Account Charges	3.55%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.46%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

9

1Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

5The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

8The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

9The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

10The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

11 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

12 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.

13 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

14 Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The Capital Preservation Plus Lifetime Income Option is not available if either of the following optional benefits is elected: the Lifetime Income Option or the Capital Preservation Option.  Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

15 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.  The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

16 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

17 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

18 The Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

10

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,296	2,414	3,490	6,182	666	1,964	3,220	6,182	*	1,964	3,220	6,182
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,083	1,814	2,554	4,623	453	1,364	2,284	4,623	*	1,364	2,284	4,623

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments may not be permitted in all states.

***Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

11

If the contract owner elects the 3% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (or on the date of a full surrender) the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Year Enhanced Death Benefit II Option[1]	0.15%
One-Year Enhanced Death Benefit Option[2]	0.10%
One-Month Enhanced Death Benefit II Option[3]	0.35%
One-Month Enhanced Death Benefit Option[4]	0.30%
Combination Enhanced Death Benefit II Option[5]	0.45%
Combination Enhanced Death Benefit Option[6]	0.40%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Year Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires).

3The One-Month Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

4The One-Month Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires).

5The Combination Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

6The Combination Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Options

Spousal Protection Annuity Options	Charges*
Spousal Protection Annuity II Option[1]	0.20%
Spousal Protection Annuity Option[2]	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The Spousal Protection Annuity II Option is only available beginning September 1, 2004 (or a later date if state law requires).

2The Spousal Protection Annuity Option is only available until September 1, 2004 (or until state approval of the price increase is received).

12

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

3% Extra Value Option

A 3% Extra Value Option is available under the contract at the time of application.  If the contract owner elects the 3% Extra Value Option, Nationwide will assess a charge equal to an annualized rate of 0.45% of the daily net assets of the variable account.  In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45%.  Nationwide will discontinue deducting the charge at the end of the 7th contract year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option is elected or the 5% Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if the following optional benefits are elected: 7% the Lifetime Income Option, the 5% Lifetime Income Option or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

7% Lifetime Income Option

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option.  For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at anytime.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

Effective, May 1, 2007, the 5% Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

13

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when either the 5% or the 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option you elected.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charge associated with the 3% Extra Value Option is assessed for the first 7 contract years.  Therefore, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own.  Check your contract for more details about the free look right in your state.  See "Right to Examine and Cancel" later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable accounta.

Income, gains, and losses credited to, or charged against, the variable accounta reflect the variable accounta's own investment experience and not the investment experience of Nationwide's other assets.  The variable accounta's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

14

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

15

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Extra Value Option	0.45%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account.  The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The general accounta is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

16

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits under the contract, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charges
Beneficiary Protector II Option	0.35%*
Extra Value Option	0.45%**

*The fixed account charge associated with this option will not be assessed after the applicable benefits are applied according to the terms of the option.

**The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and

17

variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in the prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds

18

for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.90% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

19

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions may require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of a spousal protection option (if elected) are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Options" on page 23).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of a spousal protection option are subject to the CDSC provisions of the contract; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset value of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

20

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the

21

assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charge associated with the 3% Extra Value Option is assessed for the first 7 contract years.  Therefore, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

Death Benefit Options

For an additional charge, the contract owner may elect a death benefit option.  The charge associated with each option will be assessed until annuitization and are assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)        if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 59.

One-Year Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the One-Year Enhanced Death Benefit II Option), the applicant can elect the One-Year Enhanced Death Benefit Option.  On the latter of September 1, 2004 or the date state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit is the same as the One-Year Enhanced Death Benefit II Option, except that this option has a lower price (0.10% of the daily net assets of the variable account) and there is no restriction as to the annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

One-Month Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)        if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 59.

One-Month Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the One-Month Enhanced Death Benefit II Option), the applicant can elect the One-Month Enhanced Death Benefit Option.  On the latter of September 1, 2004 or

22

the date state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit is the same as the One-Month Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account), there is no restriction as to the annuitant's age, and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to the same adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)        if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

(4)	the 5% interest anniversary value. (See the "Death Benefit Calculations" section for a description of this value.)

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 59.

Combination Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the Combination Enhanced Death Benefit II Option), the applicant can elect the Combination Enhanced Death Benefit Option.  On the latter of September 1, 2004 or the date state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.40% of the daily net assets of the variable account) and the option is available to applicants with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Options

Nationwide offers two spousal protection options (collectively, the "Spousal Options"), which are identical but for the price.  Until September 1, 2004 (or a later date if state law requires), an applicant who elects spousal protection will receive the Spousal Protection Annuity Option, for which Nationwide assesses a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account.  Beginning September 1, 2004 (or a later date if state law requires), an applicant who elects spousal protection will elect the Spousal Protection Annuity II Option, for which Nationwide assesses a charge equal to an annualized rate of 0.20% of the daily net assets of the variable account.  The charges associated with the Spousal Options are assessed on variable account allocations only.  Nationwide may realize a profit from the charges assessed for these options.

The Spousal Options are not available for contracts issued as Charitable Remainder Trusts.  The Spousal Options allow a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as the contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If the co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

23

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death.  If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

24

Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the extra value option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45%.  After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.   For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the 3% Extra Value Option if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is subject to a CDSC before the end of the 7th contract year.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the contract value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under this option.

Recapture Resulting from a Partial Surrender

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit

25

recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the GTO through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.  Nationwide may realize a profit from this charge.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 5% Lifetime Income Option or the 7% Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.   It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

26

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service are available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be

27

received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  The Capital Preservation Plus Lifetime Income Option may not be elected if either the C Schedule Option or the Capital Preservation Plus Option is elected.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option can be elected within 60 days after the contract issue date.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if either of the following optional benefits is elected: Lifetime Income Option or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The CPP Lifetime Income Option is not available if the CPP Option is

28

elected.  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.   It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of

29

the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

30

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession, please consult with your registered representative or call Nationwide’s service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

31

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

32

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

33

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e., does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked..  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option.  For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at anytime.  The 7% Lifetime Income Option is not available in the state of New York.

The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is is elected, the charge percentage will not change, except,

34

possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the “7% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 7% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 7% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value.  When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base.  For the first 10 years after the 7% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “7% simple interest calculation”):

(a)	the original Income Benefit Base plus 7% of the original Income Benefit Base for each attained 7% L.Inc anniversary; and

(b)	purchase payments submitted and credits applied after the 7% Lifetime Income Option is elected, plus 7% of such purchase payments or credits for each attained 7% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 7% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 7% L.Inc anniversary (provided no surrenders are taken from the contract), the Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that 7% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	7% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

35

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the7% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Income Benefit Base.

In situations where the contract value exceeds the Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the Income Benefit Base.  In situations where the contract value is less than the Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the contract value exceeds the Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the contract owner does not elect to reset the Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

36

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the benefit base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Mutiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the benefit base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

37

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 7% Lifetime Income Option is not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application.  Currently, the 5% Lifetime Income Option is only available in the state of New York.

The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  For any contract owner participating in a dollar cost averaging program that elects this option after the contract issue date the dollar cost averaging program will be terminated.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.60% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 5% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 5% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value.  When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base.  For the first 10 years after the 5% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “simple interest calculation”):

(a)	the original Income Benefit Base plus 5% of the original Income Benefit Base for each attained 5% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 5% Lifetime Income Option is elected, plus 5% of such purchase payments or credits for each attained 5% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 5% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 5% L.Inc anniversary (provided no surrenders are taken from the contract), the Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that 5% L.Inc anniversary; or

38

(2)	the simple interest calculation calculated on the 10th 5% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Current Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	5% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Income Benefit Base.

In situations where the contract value exceeds the Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the Income Benefit Base.  In situations where the contract value is less than the Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit

39

amount will reduce your remaining current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide permits contract owners to elect to automatically reset the Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Income Benefit Base, if the contract value exceeds the Income Benefit Base, the contract owner will have the opportunity to instruct Nationwide to reset the Income Benefit Base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Income Benefit Base.

A contract owner’s election to automatically reset the Income Benefit Base or the automatic reset provisions included in contracts issued on or after September 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the contract owner does not elect to reset the Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the benefit base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Mutiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the benefit base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

40

Spousal Continuation Benefit

For an additional charge of 0.15% of the Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 5% Lifetime Income Options

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option is not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

41

Income Benefit Investment Options

Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

42

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Large Company Growth Fund		X
Wells Fargo Advantage VT Money Market Fund		X
Wells Fargo Advantage VT Total Return Bond Fund		X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

43

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

44

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

45

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.55% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.10%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.55% will have a lower unit value than sub-account X with charges of 1.10% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

46

Co-Annuitant

A co-annuitant, if named, must be the annuitant's spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of any spousal protection option elected.

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of any spousal protection option elected.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);
•	joint owner (must be the contract owner's spouse);
•	contingent owner;
•	annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	co-annuitant (must be the annuitant's spouse);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

* A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

** For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments may not be permitted in all states.

***Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the 3% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

47

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payment are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

48

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay

49

policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from

50

the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or

51

longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the 3% Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	any recapture of extra value credit;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

52

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

53

Contract Values	Maximum Outstanding Loan Balance Allowed
Up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation unit in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation unit available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;
•	the contract owner/annuitant dies;
•	the contract owner who is not the annuitant dies prior to annuitization; or
•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

54

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract value to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class 2

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Money Market Fund: Class I

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.  Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

55

Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the purchase payment equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                                      $15,000
Less free withdrawal                                                       $10,000
Premium w/d subject to CDSC                                       $ 5,000

Withdrawal in year 2                                                      $15,000
Less free withdrawal                                                       $  9,500 =0.10* (100,000 – 5,000)
Premium w/d subject to CDSC                                       $ 5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

56

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.

Participants in the program may elect one of these available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either

57

independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Custom Portfolio Asset Rebalancing Service

The Custom Portfolio Asset Rebalancing Service is a tool you can use to build your own custom portfolio. First, with the help of your financial professional, you determine your investment goals and your risk profile. Then you find the portfolio that best matches your investment goals and risk profile. Lastly, you customize that portfolio by selecting the funds in each assets class comprising your portfolio. The result is your own customized portfolio. Please note that other companies may offer portfolios with similar names (i.e. “Conservative,” “Moderately Conservative” etc.) but those portfolios may not have the same percentage of asset classes.

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option. This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office. You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form. Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio is not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio

Participation in the Custom Portfolio service may be terminated upon your written request. You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is

58

payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the “Annuity Payment Options” section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

59

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit II Option at the time of application.  This One-Year Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

60

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except that this option has a lower price and there is no restriction as to the annuitant's age.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option at the time of application.  The One-Month Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

61

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has a lower price, there is no restriction as to the annuitant's age, and for item (3) above, Nationwide considers the highest value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to the same adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option at the time of application.  The Combination Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

62

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option is available to applicants with annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date on which annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization date specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

63

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;
•	the variable account value on the annuitization date;
•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the annuitization date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

64

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

65

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a

66

motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any

67

manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

68

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330
Securities Act of 1933 Registration File No. 333-104513

69

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

70

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

71

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

72

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

73

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

74

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

75

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

76

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

77

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

78

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.: American Century Investment Management Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

79

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

80

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

81

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Current income, while preserving capital and liquidity.

82

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small/Mid Cap Value Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Total return consisting of income and capital appreciation.

83

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 3. 55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                    www.nationwide.com

The following underlying mutual funds were added to the variable account on May 1, 2008, therefore; no condensed Financial Information is available:

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Nationwide Variable Insurance Trust ("NVIT")
•	Gartmore NVIT International Equity Fund: Class VI
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Real Estate Fund: Class II

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	18.008250	18.051965	0.24%	17,336	2007
	16.121654	18.008250	11.70%	21,554	2006
	15.461220	16.121654	4.27%	26,970	2005
	14.104409	15.461220	9.62%	20,050	2004
	10.000000	14.104409	41.04%	4,118	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.872465	17.538642	10.50%	4,557	2007
	15.131831	15.872465	4.89%	3,126	2006
	14.090901	15.131831	7.39%	3,484	2005
	13.399083	14.090901	5.16%	1,111	2004
	10.000000	13.399083	33.99%	921	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.835218	21.684996	9.33%	7,646	2007
	17.250867	19.835218	14.98%	526	2006
	15.963051	17.250867	8.07%	888	2005
	14.002502	15.963051	14.00%	293	2004
	10.000000	14.002502	40.03%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	18.068051	18.736672	3.70%	3,156	2007
	15.616196	18.068051	15.70%	3,151	2006
	15.095601	15.616196	3.45%	3,227	2005
	13.723460	15.095601	10.00%	3,224	2004
	10.000000	13.723460	37.23%	3,260	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.806891	20.891093	0.40%	1,987	2007
	18.421522	20.806891	12.95%	657	2006
	17.467525	18.421522	5.46%	1,606	2005
	14.832559	17.467525	17.76%	1,642	2004
	10.000000	14.832559	48.33%	1,783	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.953290	17.677788	-1.53%	304	2007
	15.539655	17.953290	15.53%	501	2006
	15.032935	15.539655	3.37%	1,582	2005
	13.502299	15.032935	11.34%	1,611	2004
	10.000000	13.502299	35.02%	1,651	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.393455	23.781688	16.61%	920	2007
	16.529711	20.393455	23.37%	920	2006
	14.776380	16.529711	11.87%	920	2005
	13.017408	14.776380	13.51%	920	2004
	10.000000	13.017408	30.17%	294	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.561102	18.143714	16.60%	13,413	2007
	12.600633	15.561102	23.49%	7,002	2006
	11.277333	12.600633	11.73%	7,325	2005
	10.000000	11.277333	12.77%	7,446	2004*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.346510	12.878768	-3.50%	12,689	2007
	11.224346	13.346510	18.91%	352	2006
	10.000000	11.224346	12.24%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.777894	16.465402	19.51%	2,968	2007
	14.419326	13.777894	-4.45%	3,110	2006
	14.296943	14.419326	0.86%	3,625	2005
	13.071680	14.296943	9.37%	1,837	2004
	10.000000	13.071680	30.72%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.695900	17.507511	-6.36%	31,697	2007
	15.957012	18.695900	17.16%	19,894	2006
	15.387060	15.957012	3.70%	16,075	2005
	13.626702	15.387060	12.92%	4,332	2004
	10.000000	13.626702	36.27%	209	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.245589	16.897391	37.99%	11,266	2007
	11.372115	12.245589	7.68%	1,682	2006
	10.000000	11.372115	13.72%	2,253	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	11.030976	11.944696	8.28%	18,191	2007
	10.979055	11.030976	0.47%	14,114	2006
	10.930030	10.979055	0.45%	16,169	2005
	10.444683	10.930030	4.65%	15,287	2004
	10.000000	10.444683	4.45%	832	2003*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	21.129368	20.758845	-1.75%	5,006	2007
	18.672793	21.129368	13.16%	2,350	2006
	17.606381	18.672793	6.06%	2,239	2005
	14.605712	17.606381	20.54%	1,807	2004
	10.000000	14.605712	46.06%	185	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	17.136860	17.793253	3.83%	28,045	2007
	15.039960	17.136860	13.94%	22,688	2006
	14.561180	15.039960	3.29%	26,773	2005
	13.341925	14.561180	9.14%	26,421	2004
	10.000000	13.341925	33.42%	4,947	2003*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.590731	16.474773	5.67%	5,635	2007
	13.565076	15.590731	14.93%	7,393	2006
	13.173109	13.565076	2.98%	3,819	2005
	12.710009	13.173109	3.64%	108	2004
	10.000000	12.710009	27.10%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.229855	14.239916	-12.26%	0	2007
	15.851757	16.229855	2.39%	213	2006
	15.183919	15.851757	4.40%	1,270	2005
	13.825682	15.183919	9.82%	1,265	2004
	10.000000	13.825682	38.26%	1,277	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.267291	15.392168	-10.86%	0	2007
	14.988096	17.267291	15.21%	0	2006
	14.463546	14.988096	3.63%	0	2005
	13.355494	14.463546	8.30%	0	2004
	10.000000	13.355494	33.55%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.863461	17.200596	8.43%	1,226	2007
	13.853123	15.863461	14.51%	1,226	2006
	13.773279	13.853123	0.58%	1,226	2005
	13.002047	13.773279	5.93%	12,805	2004
	10.000000	13.002047	30.02%	12,805	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.288678	11.385541	10.66%	130,402	2007
	10.000000	10.288678	2.89%	22,682	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.785198	11.214173	3.98%	16,819	2007
	10.493513	10.785198	2.78%	7,008	2006
	10.506201	10.493513	-0.12%	6,462	2005
	10.281720	10.506201	2.18%	3,270	2004
	10.000000	10.281720	2.82%	1,846	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.424104	22.533071	16.01%	94,424	2007
	17.624727	19.424104	10.21%	60,377	2006
	15.277018	17.624727	15.37%	38,945	2005
	13.413518	15.277018	13.89%	17,486	2004
	10.000000	13.413518	34.14%	4,983	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.473302	22.286535	44.03%	20,763	2007
	13.415794	15.473302	15.34%	16,073	2006
	10.000000	13.415794	34.16%	4,052	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.741842	18.770421	0.15%	54,542	2007
	15.800778	18.741842	18.61%	33,162	2006
	15.133052	15.800778	4.41%	27,230	2005
	13.756075	15.133052	10.01%	23,737	2004
	10.000000	13.756075	37.56%	9,363	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.615174	12.454176	7.22%	20,518	2007
	10.717270	11.615174	8.38%	95	2006
	10.000000	10.717270	7.17%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.179941	13.245830	8.75%	32,205	2007
	11.024609	12.179941	10.48%	1,540	2006
	10.000000	11.024609	10.25%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.545895	13.781886	9.85%	8,741	2007
	11.233204	12.545895	11.69%	3,510	2006
	10.000000	11.233204	12.33%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.590075	19.528002	25.26%	23,260	2007
	14.790877	15.590075	5.40%	17,192	2006
	14.174945	14.790877	4.35%	15,335	2005
	13.898624	14.174945	1.99%	8,407	2004
	10.000000	13.898624	38.99%	1,320	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	11.059086	11.383458	2.93%	402,920	2007
	10.737599	11.059086	2.99%	70,235	2006
	10.654803	10.737599	0.78%	17,679	2005
	10.340078	10.654803	3.04%	15,380	2004
	10.000000	10.340078	3.40%	3,143	2003*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.016109	26.252822	14.06%	46,791	2007
	20.703535	23.016109	11.17%	29,861	2006
	17.737527	20.703535	16.72%	28,655	2005
	14.387342	17.737527	23.29%	8,377	2004
	10.000000	14.387342	43.87%	3,189	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.766986	26.354744	15.76%	5,601	2007
	19.545720	22.766986	16.48%	5,601	2006
	16.637511	19.545720	17.48%	5,601	2005
	14.845971	16.637511	12.07%	5,601	2004
	10.000000	14.845971	48.46%	6,418	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.122895	17.507114	15.77%	22,492	2007
	12.978724	15.122895	16.52%	14,012	2006
	11.051431	12.978724	17.44%	5,612	2005
	10.000000	11.051431	10.51%	1,463	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.851015	22.785163	4.28%	2,367	2007
	19.044673	21.851015	14.74%	1,307	2006
	18.799692	19.044673	1.30%	1,708	2005
	16.697903	18.799692	12.59%	1,082	2004
	10.000000	16.697903	66.98%	257	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.134394	11.424928	2.61%	103,493	2007
	10.000000	11.134394	11.34%	31,263	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	17.201726	16.554262	-3.76%	34,250	2007
	14.849802	17.201726	15.84%	40,009	2006
	14.517102	14.849802	2.29%	44,082	2005
	13.224078	14.517102	9.78%	52,017	2004
	10.000000	13.224078	32.24%	37,020	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	22.016280	21.254613	-3.46%	35,240	2007
	19.029112	22.016280	15.70%	13,859	2006
	17.689369	19.029112	7.57%	8,261	2005
	14.453810	17.689369	22.39%	3,686	2004
	10.000000	14.453810	44.54%	3,006	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.112460	20.507029	27.27%	19,086	2007
	12.710877	16.112460	26.76%	8,476	2006
	10.000000	12.710877	27.11%	612	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	21.190748	24.195695	14.18%	2,437	2007
	17.642320	21.190748	20.11%	2,438	2006
	16.191498	17.642320	8.96%	3,581	2005
	13.812306	16.191498	17.23%	3,583	2004
	10.000000	13.812306	38.12%	1,952	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	15.100494	17.240157	14.17%	164,802	2007
	12.570228	15.100494	20.13%	53,819	2006
	11.540306	12.570228	8.92%	24,155	2005
	10.000000	11.540306	15.40%	11,082	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.947294	12.020665	9.80%	36,526	2007
	9.808955	10.947294	11.61%	9,999	2006
	10.000000	9.808955	-1.91%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.411379	15.718179	9.07%	638	2007
	13.196803	14.411379	10.13%	638	2006
	12.393718	13.196803	6.48%	638	2005
	11.571878	12.393718	7.10%	638	2004
	10.000000	11.571878	15.72%	306	2003*

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.534277	23.693058	35.12%	1,677	2007
	16.247597	17.534277	7.92%	431	2006
	14.595144	16.247597	11.32%	0	2005
	12.509690	14.595144	16.67%	0	2004
	10.000000	12.509690	25.10%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.049066	17.894461	4.96%	1,419	2007
	15.562268	17.049066	9.71%	0	2006
	14.186773	15.562268	9.70%	0	2005
	12.211795	14.186773	16.17%	0	2004
	10.000000	12.211795	22.12%	0	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	32.100444	40.640231	26.60%	243	2007
	22.134977	32.100444	45.37%	243	2006
	16.962545	22.134977	30.49%	243	2005
	14.450810	16.962545	17.38%	243	2004
	10.000000	14.450810	44.51%	243	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.620289	27.383655	26.66%	39,435	2007
	14.901554	21.620289	45.50%	14,931	2006
	11.412704	14.901554	30.57%	6,827	2005
	10.000000	11.412704	14.13%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.407571	10.783585	3.61%	386,728	2007
	10.098682	10.407571	3.06%	92,068	2006
	10.065425	10.098682	0.33%	31,790	2005
	10.098688	10.065425	-0.33%	63,215	2004
	10.000000	10.098688	0.99%	61,188	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.937561	16.400984	9.80%	4,224	2007
	14.075133	14.937561	6.13%	8,628	2006
	13.654122	14.075133	3.08%	8,815	2005
	12.667783	13.654122	7.79%	8,882	2004
	10.000000	12.667783	26.68%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.754956	19.955980	6.40%	53,342	2007
	15.736161	18.754956	19.18%	45,796	2006
	14.944258	15.736161	5.30%	45,464	2005
	13.159513	14.944258	13.56%	27,823	2004
	10.000000	13.159513	31.60%	23,829	2003*

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.949196	15.854024	-0.60%	6,273	2007
	15.321410	15.949196	4.10%	5,880	2006
	15.055133	15.321410	1.77%	4,282	2005
	13.606535	15.055133	10.65%	980	2004
	10.000000	13.606535	36.07%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.242291	14.537373	2.07%	226,301	2007
	11.664494	14.242291	21.04%	56,213	2006
	10.000000	11.664494	16.64%	6,279	2005*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.400660	22.236680	20.85%	953	2007
	16.252914	18.400660	13.21%	852	2006
	14.488218	16.252914	12.18%	1,573	2005
	12.625031	14.488218	14.76%	1,431	2004
	10.000000	12.625031	26.25%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.701932	12.945021	1.91%	42,565	2007
	11.576871	12.701932	9.72%	27,293	2006
	10.000000	11.576871	15.77%	23,484	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.355839	17.406427	6.42%	333,025	2007
	14.544288	16.355839	12.46%	89,314	2006
	13.761919	14.544288	5.69%	32,051	2005
	12.283735	13.761919	12.03%	20,277	2004
	10.000000	12.283735	22.84%	666	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.479861	11.000442	4.97%	909,766	2007
	10.000000	10.479861	4.80%	384,029	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.461879	10.654712	1.84%	188,334	2007
	10.000000	10.461879	4.62%	9,104	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.762882	12.172813	13.10%	48,466	2007
	10.000000	10.762882	7.63%	803	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.288678	11.385541	10.66%	130,402	2007
	10.000000	10.288678	2.89%	22,682	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.819431	-1.81%	184,046	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.441001	14.728954	1.99%	3,224	2007
	13.201393	14.441001	9.39%	3,224	2006
	13.037478	13.201393	1.26%	3,999	2005
	11.973549	13.037478	8.89%	4,022	2004
	10.000000	11.973549	19.74%	2,714	2003*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.445881	11.677897	2.03%	6,158	2007
	10.463797	11.445881	9.39%	7,225	2006
	10.000000	10.463797	4.64%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	35.215525	50.564672	43.59%	693	2007
	26.120428	35.215525	34.82%	693	2006
	19.957658	26.120428	30.88%	891	2005
	16.755328	19.957658	19.11%	891	2004
	10.000000	16.755328	67.55%	751	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.831525	29.964484	43.84%	10,189	2007
	15.424087	20.831525	35.06%	5,106	2006
	11.770979	15.424087	31.03%	2,949	2005
	10.000000	11.770979	17.71%	453	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.818904	27.093461	18.73%	0	2007
	16.800555	22.818904	35.82%	0	2006
	15.997064	16.800555	5.02%	0	2005
	12.484794	15.997064	28.13%	0	2004
	10.000000	12.484794	24.85%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	22.225449	21.669545	-2.50%	0	2007
	18.713478	22.225449	18.77%	0	2006
	17.078846	18.713478	9.57%	0	2005
	14.299711	17.078846	19.43%	0	2004
	10.000000	14.299711	43.00%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.768811	11.412073	5.97%	366,502	2007
	10.536208	10.768811	2.21%	66,320	2006
	10.316390	10.536208	2.13%	11,953	2005
	10.101596	10.316390	2.13%	29,189	2004
	10.000000	10.101596	1.02%	29,652	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	16.028418	17.899846	11.68%	418	2007
	15.821140	16.028418	1.31%	425	2006
	14.786001	15.821140	7.00%	430	2005
	13.898986	14.786001	6.38%	437	2004
	10.000000	13.898986	38.99%	129	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.704223	11.959549	11.73%	5,809	2007
	10.567491	10.704223	1.29%	5,849	2006
	9.871783	10.567491	7.05%	2,049	2005
	10.000000	9.871783	-1.28%	920	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.882719	11.772823	8.18%	1,324	2007
	10.000000	10.882719	8.83%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.975721	12.480594	4.22%	69,661	2007
	11.405523	11.975721	5.00%	4,021	2006
	11.162893	11.405523	2.17%	713	2005
	10.785282	11.162893	3.50%	0	2004
	10.000000	10.785282	7.85%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.510710	14.144179	4.69%	84,846	2007
	12.599352	13.510710	7.23%	26,299	2006
	12.192168	12.599352	3.34%	3,383	2005
	11.504189	12.192168	5.98%	2,771	2004
	10.000000	11.504189	15.04%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	15.256798	15.941961	4.49%	518,241	2007
	13.853264	15.256798	10.13%	265,465	2006
	13.296334	13.853264	4.19%	114,589	2005
	12.273782	13.296334	8.33%	79,555	2004
	10.000000	12.273782	22.74%	20,804	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	17.440498	18.308411	4.98%	403,607	2007
	15.395352	17.440498	13.28%	232,920	2006
	14.537959	15.395352	5.90%	40,692	2005
	13.113799	14.537959	10.86%	19,796	2004
	10.000000	13.113799	31.14%	2,550	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	19.183932	20.102175	4.79%	36,343	2007
	16.597078	19.183932	15.59%	13,016	2006
	15.547974	16.597078	6.75%	11,350	2005
	13.787066	15.547974	12.77%	6,424	2004
	10.000000	13.787066	37.87%	564	2003*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.889451	18.160691	7.53%	177,968	2007
	15.574610	16.889451	8.44%	30,853	2006
	14.368057	15.574610	8.40%	3,565	2005
	12.609627	14.368057	13.95%	646	2004
	10.000000	12.609627	26.10%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.831814	21.095101	6.37%	9,907	2007
	18.247257	19.831814	8.68%	6,979	2006
	16.458347	18.247257	10.87%	4,083	2005
	14.379240	16.458347	14.46%	1,858	2004
	10.000000	14.379240	43.79%	842	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.418140	10.796706	3.63%	201,943	2007
	10.077171	10.418140	3.38%	46,584	2006
	9.924162	10.077171	1.54%	24,026	2005
	9.953779	9.924162	-0.30%	13,010	2004
	10.000000	9.953779	-0.46%	10,361	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.918912	22.263611	1.57%	0	2007
	18.105903	21.918912	21.06%	0	2006
	16.376550	18.105903	10.56%	0	2005
	13.798956	16.376550	18.68%	0	2004
	10.000000	13.798956	37.99%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.398652	15.639265	1.56%	186,742	2007
	12.719484	15.398652	21.06%	39,625	2006
	11.503101	12.719484	10.57%	12,974	2005
	10.000000	11.503101	15.03%	4,050	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.772102	18.162402	8.29%	4,132	2007
	16.466543	16.772102	1.86%	5,183	2006
	15.453764	16.466543	6.55%	6,107	2005
	13.807417	15.453764	11.92%	233	2004
	10.000000	13.807417	38.07%	133	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.875380	20.987005	-8.26%	4,009	2007
	19.752129	22.875380	15.81%	2,164	2006
	19.430784	19.752129	1.65%	2,322	2005
	16.792703	19.430784	15.71%	1,254	2004
	10.000000	16.792703	67.93%	656	2003*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	21.172191	21.334732	0.77%	36,456	2007
	19.155829	21.172191	10.53%	16,698	2006
	17.292150	19.155829	10.78%	8,254	2005
	14.719529	17.292150	17.48%	2,750	2004
	10.000000	14.719529	47.20%	2,171	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.961723	18.098184	6.70%	244,888	2007
	15.123212	16.961723	12.16%	47,799	2006
	14.285289	15.123212	5.87%	2,090	2005
	13.186947	14.285289	8.33%	205	2004
	10.000000	13.186947	31.87%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.966606	20.134804	18.67%	0	2007
	15.499874	16.966606	9.46%	0	2006
	15.794218	15.499874	-1.86%	0	2005
	15.350846	15.794218	2.89%	0	2004
	10.000000	15.350846	53.51%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.746181	13.928693	18.58%	5,847	2007
	10.680479	11.746181	9.98%	1,329	2006
	10.883303	10.680479	-1.86%	2,436	2005
	10.000000	10.883303	8.83%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	18.071301	21.824033	20.77%	2,425	2007
	18.364508	18.071301	-1.60%	1,040	2006
	16.623387	18.364508	10.47%	1,127	2005
	14.994126	16.623387	10.87%	1,158	2004
	10.000000	14.994126	49.94%	528	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.614172	17.928436	-3.68%	179,322	2007
	16.286496	18.614172	14.29%	47,395	2006
	15.841193	16.286496	2.81%	10,308	2005
	13.680090	15.841193	15.80%	1,120	2004
	10.000000	13.680090	36.80%	703	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	12.102286	12.521962	3.47%	15,726	2007
	11.671822	12.102286	3.69%	13,238	2006
	11.549482	11.671822	1.06%	1,402	2005
	10.961709	11.549482	5.36%	1,334	2004
	10.000000	10.961709	9.62%	546	2003*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.958182	17.968907	12.60%	16,584	2007
	14.984169	15.958182	6.50%	13,582	2006
	14.447854	14.984169	3.71%	14,348	2005
	13.702040	14.447854	5.44%	7,649	2004
	10.000000	13.702040	37.02%	3,174	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.136640	15.876156	4.89%	51,881	2007
	13.036321	15.136640	16.11%	24,141	2006
	11.557400	13.036321	12.80%	17,122	2005
	10.000000	11.557400	15.57%	3,719	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.388893	24.536812	4.91%	2,351	2007
	20.149605	23.388893	16.08%	2,351	2006
	17.861702	20.149605	12.81%	2,461	2005
	15.192273	17.861702	17.57%	2,462	2004
	10.000000	15.192273	51.92%	2,966	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.577818	-4.22%	1,043	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.235338	14.011886	-1.57%	6,338	2007
	13.177474	14.235338	8.03%	4,624	2006
	13.061731	13.177474	0.89%	4,859	2005
	12.146399	13.061731	7.54%	4,201	2004
	10.000000	12.146399	21.46%	1,543	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.861761	17.367569	3.00%	244,348	2007
	14.856255	16.861761	13.50%	61,433	2006
	14.205526	14.856255	4.58%	12,271	2005
	13.159987	14.205526	7.94%	4,658	2004
	10.000000	13.159987	31.60%	4,183	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.998076	21.451962	-2.48%	63,206	2007
	19.398617	21.998076	13.40%	17,254	2006
	17.877033	19.398617	8.51%	8,239	2005
	15.166871	17.877033	17.87%	612	2004
	10.000000	15.166871	51.67%	271	2003*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	16.170786	15.026202	-7.08%	3,599	2007
	14.105782	16.170786	14.64%	3,599	2006
	13.553612	14.105782	4.07%	3,716	2005
	12.333845	13.553612	9.89%	3,922	2004
	10.000000	12.333845	23.34%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.464841	21.931863	7.17%	0	2007
	16.200999	20.464841	26.32%	0	2006
	14.599835	16.200999	10.97%	0	2005
	12.704650	14.599835	14.92%	0	2004
	10.000000	12.704650	27.05%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.323774	13.903807	4.35%	0	2007
	12.777055	13.323774	4.28%	0	2006
	12.222941	12.777055	4.53%	1,136	2005
	11.766703	12.222941	3.88%	1,136	2004
	10.000000	11.766703	17.67%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.145470	13.511241	11.25%	97,925	2007
	11.232333	12.145470	8.13%	5,878	2006
	10.000000	11.232333	12.32%	2,306	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.390825	12.625051	1.89%	50,252	2007
	10.559194	12.390825	17.35%	14,741	2006
	10.000000	10.559194	5.59%	3,876	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.343754	10.764118	4.06%	23,907	2007
	10.053763	10.343754	2.88%	1,590	2006
	10.000000	10.053763	0.54%	1,516	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.989490	11.435078	4.05%	280,216	2007
	10.729318	10.989490	2.42%	47,086	2006
	10.437713	10.729318	2.79%	6,577	2005
	10.140764	10.437713	2.93%	1,983	2004
	10.000000	10.140764	1.41%	0	2003*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.719355	17.591749	5.22%	1,845	2007
	15.256568	16.719355	9.59%	1,845	2006
	13.756350	15.256568	10.91%	1,846	2005
	12.635778	13.756350	8.87%	1,846	2004
	10.000000	12.635778	26.36%	1,581	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.701615	23.481384	-18.19%	21,199	2007
	21.079545	28.701615	36.16%	18,095	2006
	18.255340	21.079545	15.47%	16,724	2005
	13.565135	18.255340	34.58%	12,229	2004
	10.000000	13.565135	35.65%	3,202	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.284298	12.84%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.000000	10.122496	1.22%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.000000	10.233743	2.34%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	10.000000	10.575221	5.75%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.444451	-5.56%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.000000	10.330612	3.31%	0	2007*

99

Maximum Additional Contract Options Elected (Total 3.55%)
(Variable account charges of 3.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	15.070086	14.730360	-2.25%	0	2007
	13.833003	15.070086	8.94%	0	2006
	13.602310	13.833003	1.70%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	13.273807	14.301893	7.75%	0	2007
	12.975049	13.273807	2.30%	0	2006
	12.388414	12.975049	4.74%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	16.663868	17.764127	6.60%	0	2007
	14.859845	16.663868	12.14%	0	2006
	14.098688	14.859845	5.40%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.807470	14.973026	1.12%	0	2007
	13.122148	14.807470	12.84%	0	2006
	13.005926	13.122148	0.89%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.479797	17.113369	-2.10%	0	2007
	15.867790	17.479797	10.16%	0	2006
	15.426961	15.867790	2.86%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	15.016549	14.417733	-3.99%	0	2007
	13.326841	15.016549	12.68%	0	2006
	13.218740	13.326841	0.82%	0	2005

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	18.035305	20.508138	13.71%	0	2007
	14.988500	18.035305	20.33%	0	2006
	13.737901	14.988500	9.10%	0	2005

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	14.558503	16.552108	13.69%	0	2007
	12.087278	14.558503	20.44%	0	2006
	11.091814	12.087278	8.97%	0	2005

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	12.802424	12.045964	-5.91%	0	2007
	11.039364	12.802424	15.97%	0	2006
	10.000000	11.039364	10.39%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	11.354239	13.231183	16.53%	0	2007
	12.183986	11.354239	-6.81%	0	2006
	12.386507	12.183986	-1.64%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	15.590462	14.235730	-8.69%	0	2007
	13.643404	15.590462	14.27%	0	2006
	13.489215	13.643404	1.14%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	11.746222	15.805085	34.55%	0	2007
	11.184817	11.746222	5.02%	0	2006
	10.000000	11.184817	11.85%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	9.872221	10.423710	5.59%	0	2007
	10.074655	9.872221	-2.01%	0	2006
	10.283732	10.074655	-2.03%	0	2005

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	17.716445	16.972061	-4.20%	0	2007
	16.053277	17.716445	10.36%	0	2006
	15.519618	16.053277	3.44%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	14.234451	14.411571	1.24%	0	2007
	12.809056	14.234451	11.13%	0	2006
	12.715335	12.809056	0.74%	0	2005

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	13.107769	13.506027	3.04%	0	2007
	11.693509	13.107769	12.09%	0	2006
	11.643194	11.693509	0.43%	0	2005

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	13.691523	11.713336	-14.45%	0	2007
	13.711431	13.691523	-0.15%	0	2006
	13.466271	13.711431	1.82%	0	2005

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	14.721789	12.796079	-13.08%	0	2007
	13.102157	14.721789	12.36%	0	2006
	12.963793	13.102157	1.07%	0	2005

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.316428	14.079287	5.73%	0	2007
	11.923353	13.316428	11.68%	0	2006
	12.154896	11.923353	-1.90%	0	2005

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.118894	10.918768	7.90%	0	2007
	10.000000	10.118894	1.19%	0	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.653370	9.787377	1.39%	0	2007
	9.630199	9.653370	0.24%	0	2006
	9.886116	9.630199	-2.59%	0	2005

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.413203	18.566218	13.12%	0	2007
	15.269930	16.413203	7.49%	0	2006
	13.570909	15.269930	12.52%	0	2005

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	14.842609	20.845728	40.45%	0	2007
	13.195002	14.842609	12.49%	0	2006
	10.000000	13.195002	31.95%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	15.676402	15.309212	-2.34%	0	2007
	13.551012	15.676402	15.68%	0	2006
	13.307011	13.551012	1.83%	0	2005

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.141517	11.648825	4.55%	0	2007
	10.540602	11.141517	5.70%	0	2006
	10.000000	10.540602	5.41%	0	2005*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.683299	12.389319	6.04%	0	2007
	10.842894	11.683299	7.75%	0	2006
	10.000000	10.842894	8.43%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.034330	12.890731	7.12%	0	2007
	11.048071	12.034330	8.93%	0	2006
	10.000000	11.048071	10.48%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	12.772589	15.600612	22.14%	0	2007
	12.424851	12.772589	2.80%	0	2006
	12.208962	12.424851	1.77%	0	2005

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	9.882134	9.918693	0.37%	0	2007
	9.837899	9.882134	0.45%	0	2006
	10.009350	9.837899	-1.71%	0	2005

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	20.378597	22.665539	11.22%	0	2007
	18.795391	20.378597	8.42%	0	2006
	16.510300	18.795391	13.84%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	20.326210	22.943409	12.88%	0	2007
	17.892250	20.326210	13.60%	0	2006
	15.615583	17.892250	14.58%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.148574	15.971320	12.88%	0	2007
	12.450070	14.148574	13.64%	0	2006
	10.869627	12.450070	14.54%	0	2005

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	17.691089	17.987939	1.68%	0	2007
	15.809504	17.691089	11.90%	0	2006
	16.001314	15.809504	-1.20%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	10.950822	10.956750	0.05%	0	2007
	10.000000	10.950822	9.51%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	14.470690	13.579089	-6.16%	0	2007
	12.808506	14.470690	12.98%	0	2006
	12.838640	12.808506	-0.23%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	18.397175	17.318134	-5.87%	0	2007
	16.303776	18.397175	12.84%	0	2006
	15.539591	16.303776	4.92%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.455727	19.181504	24.11%	0	2007
	12.501548	15.455727	23.63%	0	2006
	10.000000	12.501548	25.02%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	18.407335	20.494263	11.34%	0	2007
	15.713027	18.407335	17.15%	0	2006
	14.786023	15.713027	6.27%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.127654	15.727862	11.33%	0	2007
	12.058177	14.127654	17.16%	0	2006
	11.350538	12.058177	6.23%	0	2005

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.500773	11.243259	7.07%	0	2007
	9.647103	10.500773	8.85%	0	2006
	10.000000	9.647103	-3.53%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	12.439459	13.229604	6.35%	0	2007
	11.679585	12.439459	6.51%	0	2006
	11.246596	11.679585	3.85%	0	2005

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	14.940078	19.685216	31.76%	0	2007
	14.194492	14.940078	5.25%	0	2006
	13.073634	14.194492	8.57%	0	2005

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	15.553258	15.917938	2.34%	0	2007
	14.556467	15.553258	6.85%	0	2006
	13.605844	14.556467	6.99%	0	2005

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	27.544067	34.003749	23.45%	0	2007
	19.473874	27.544067	41.44%	0	2006
	15.300830	19.473874	27.27%	0	2005

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	20.227896	24.982417	23.50%	0	2007
	14.294759	20.227896	41.51%	0	2006
	11.224956	14.294759	27.35%	0	2005

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.425448	9.522783	1.03%	0	2007
	9.377357	9.425448	0.51%	0	2006
	9.583234	9.377357	-2.15%	0	2005

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.366035	13.239427	7.06%	0	2007
	11.947289	12.366035	3.50%	0	2006
	11.883453	11.947289	0.54%	0	2005

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.935710	16.533958	3.75%	0	2007
	13.709222	15.935710	16.24%	0	2006
	13.349004	13.709222	2.70%	0	2005

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	13.382671	12.971370	-3.07%	0	2007
	13.181720	13.382671	1.52%	0	2006
	13.280598	13.181720	-0.74%	0	2005

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.661665	13.597383	-0.47%	0	2007
	11.472307	13.661665	19.08%	0	2006
	10.000000	11.472307	14.72%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	16.263538	19.164724	17.84%	0	2007
	14.729190	16.263538	10.42%	0	2006
	13.462310	14.729190	9.41%	0	2005

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.184001	12.107728	-0.63%	0	2007
	11.386149	12.184001	7.01%	0	2006
	10.000000	11.386149	13.86%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.920715	15.483662	3.77%	0	2007
	13.604137	14.920715	9.68%	0	2006
	13.198284	13.604137	3.08%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.306972	10.549527	2.35%	0	2007
	10.000000	10.306972	3.07%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.289362	10.218054	-0.69%	0	2007
	10.000000	10.289362	2.89%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.585363	11.673957	10.28%	0	2007
	10.000000	10.585363	5.85%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.118894	10.918768	7.90%	0	2007
	10.000000	10.118894	1.19%	0	2006*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.656107	-3.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	12.143458	12.077172	-0.55%	0	2007
	11.382148	12.143458	6.69%	0	2006
	11.525549	11.382148	-1.24%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	10.979135	10.922768	-0.51%	0	2007
	10.291255	10.979135	6.68%	0	2006
	10.000000	10.291255	2.91%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	30.569115	42.801108	40.01%	0	2007
	23.248150	30.569115	31.49%	0	2006
	18.212395	23.248150	27.65%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	19.489826	27.337123	40.26%	0	2007
	14.796061	19.489826	31.72%	0	2006
	11.577338	14.796061	27.80%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	19.834099	22.963368	15.78%	0	2007
	14.972548	19.834099	32.47%	0	2006
	14.617558	14.972548	2.43%	0	2005

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	18.878513	17.947748	-4.93%	0	2007
	16.297935	18.878513	15.83%	0	2006
	15.250936	16.297935	6.87%	0	2005

NVIT NVIT Government Bond Fund: Class I – Q/NQ	9.707184	10.030907	3.33%	0	2007
	9.738090	9.707184	-0.32%	0	2006
	9.776446	9.738090	-0.39%	0	2005

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	13.123900	14.291287	8.90%	0	2007
	13.282465	13.123900	-1.19%	0	2006
	12.727836	13.282465	4.36%	0	2005

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.014183	10.909998	8.95%	0	2007
	10.136813	10.014183	-1.21%	0	2006
	9.709292	10.136813	4.40%	0	2005

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.703197	11.290237	5.48%	0	2007
	10.000000	10.703197	7.03%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.669776	10.842668	1.62%	0	2007
	10.419128	10.669776	2.41%	0	2006
	10.455771	10.419128	-0.35%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.838775	12.085220	2.08%	0	2007
	11.319823	11.838775	4.58%	0	2006
	11.231419	11.319823	0.79%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.171348	13.420114	1.89%	0	2007
	12.262562	13.171348	7.41%	0	2006
	12.067656	12.262562	1.62%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.857505	15.208428	2.36%	0	2007
	13.447405	14.857505	10.49%	0	2006
	13.020049	13.447405	3.28%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	16.141010	16.492335	2.18%	0	2007
	14.318134	16.141010	12.73%	0	2006
	13.752706	14.318134	4.11%	0	2005

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	15.407345	16.154385	4.85%	0	2007
	14.567887	15.407345	5.76%	0	2006
	13.779562	14.567887	5.72%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.483372	17.096684	3.72%	0	2007
	15.550591	16.483372	6.00%	0	2006
	14.381103	15.550591	8.13%	0	2005

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.511118	9.611228	1.05%	0	2007
	9.432879	9.511118	0.83%	0	2006
	9.524970	9.432879	-0.97%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	19.996061	19.804486	-0.96%	0	2007
	16.935777	19.996061	18.07%	0	2006
	15.706099	16.935777	7.83%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.406604	14.267154	-0.97%	0	2007
	12.201362	14.406604	18.07%	0	2006
	11.313973	12.201362	7.84%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	13.867921	14.643471	5.59%	0	2007
	13.960386	13.867921	-0.66%	0	2006
	13.433351	13.960386	3.92%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	18.423943	16.481704	-10.54%	0	2007
	16.311412	18.423943	12.95%	0	2006
	16.452335	16.311412	-0.86%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.627961	17.320728	-1.74%	0	2007
	16.353197	17.627961	7.80%	0	2006
	15.135856	16.353197	8.04%	0	2005

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	14.162512	14.735078	4.04%	0	2007
	12.947210	14.162512	9.39%	0	2006
	12.539540	12.947210	3.25%	0	2005

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	13.997150	16.197209	15.72%	0	2007
	13.111062	13.997150	6.76%	0	2006
	13.698484	13.111062	-4.29%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	10.989177	12.706555	15.63%	0	2007
	10.245298	10.989177	7.26%	0	2006
	10.704307	10.245298	-4.29%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	14.604385	17.198028	17.76%	0	2007
	15.217472	14.604385	-4.03%	0	2006
	14.123495	15.217472	7.75%	0	2005

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	15.596030	14.647287	-6.08%	0	2007
	13.991342	15.596030	11.47%	0	2006
	13.953428	13.991342	0.27%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	10.628845	10.723606	0.89%	0	2007
	10.510421	10.628845	1.13%	0	2006
	10.663718	10.510421	-1.44%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.108975	14.393120	9.80%	0	2007
	12.620724	13.108975	3.87%	0	2006
	12.477168	12.620724	1.15%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	19.907415	20.364281	2.29%	0	2007
	17.584632	19.907415	13.21%	0	2006
	15.982599	17.584632	10.02%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.161499	14.483419	2.27%	0	2007
	12.505359	14.161499	13.24%	0	2006
	11.367344	12.505359	10.01%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.418495	-5.82%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	11.856083	11.379301	-4.02%	0	2007
	11.252975	11.856083	5.36%	0	2006
	11.436709	11.252975	-1.61%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	14.169597	14.231139	0.43%	0	2007
	12.800444	14.169597	10.70%	0	2006
	12.549691	12.800444	2.00%	0	2005

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	18.182172	17.289030	-4.91%	0	2007
	16.439781	18.182172	10.60%	0	2006
	15.533767	16.439781	5.83%	0	2005

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.751908	13.366183	-9.39%	0	2007
	13.193950	14.751908	11.81%	0	2006
	12.998518	13.193950	1.50%	0	2005

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	18.669347	19.509315	4.50%	0	2007
	15.153764	18.669347	23.20%	0	2006
	14.001943	15.153764	8.23%	0	2005

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.154501	12.367709	1.75%	0	2007
	11.951083	12.154501	1.70%	0	2006
	11.722298	11.951083	1.95%	0	2005

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.650173	12.637501	8.47%	0	2007
	11.047204	11.650173	5.46%	0	2006
	10.000000	11.047204	10.47%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	11.885601	11.808640	-0.65%	0	2007
	10.385110	11.885601	14.45%	0	2006
	10.000000	10.385110	3.85%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	9.921813	10.067870	1.47%	0	2007
	9.887938	9.921813	0.34%	0	2006
	10.000000	9.887938	-1.12%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.024695	10.171409	1.46%	0	2007
	10.035282	10.024695	-0.11%	0	2006
	10.009833	10.035282	0.25%	0	2005

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	13.680211	14.035603	2.60%	0	2007
	12.799497	13.680211	6.88%	0	2006
	11.833166	12.799497	8.17%	0	2005

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	24.710273	19.712080	-20.23%	0	2007
	18.607261	24.710273	32.80%	0	2006
	16.522242	18.607261	12.62%	0	2005

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.096733	10.97%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.111301	10.492661	3.77%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	9.935913	10.029444	0.94%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	12.901442	14.159185	9.75%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.287238	-7.13%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	9.860611	10.097392	2.40%		2007*

112

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

113

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;
•	participation requirements; and
•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

114

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

115

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the

116

investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider: Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:

The greater of:

1. (a) minus (c) or

2. (b) minus (c),

where (a) is your account value immediately before the distribution, (b) is your Guaranteed Lifetime Amount immediately before the distribution, and (c) is the remaining investment in the Contract.

In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

117

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide

118

believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these

119

distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

120

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

121

sai.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1- 800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation unit for all asset fees for contracts issued as of December 31, 2007.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	18.008250	18.051965	0.24%	17,336	2007
	16.121654	18.008250	11.70%	21,554	2006
	15.461220	16.121654	4.27%	26,970	2005
	14.104409	15.461220	9.62%	20,050	2004
	10.000000	14.104409	41.04%	4,118	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.872465	17.538642	10.50%	4,557	2007
	15.131831	15.872465	4.89%	3,126	2006
	14.090901	15.131831	7.39%	3,484	2005
	13.399083	14.090901	5.16%	1,111	2004
	10.000000	13.399083	33.99%	921	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.835218	21.684996	9.33%	7,646	2007
	17.250867	19.835218	14.98%	526	2006
	15.963051	17.250867	8.07%	888	2005
	14.002502	15.963051	14.00%	293	2004
	10.000000	14.002502	40.03%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	18.068051	18.736672	3.70%	3,156	2007
	15.616196	18.068051	15.70%	3,151	2006
	15.095601	15.616196	3.45%	3,227	2005
	13.723460	15.095601	10.00%	3,224	2004
	10.000000	13.723460	37.23%	3,260	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.806891	20.891093	0.40%	1,987	2007
	18.421522	20.806891	12.95%	657	2006
	17.467525	18.421522	5.46%	1,606	2005
	14.832559	17.467525	17.76%	1,642	2004
	10.000000	14.832559	48.33%	1,783	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.953290	17.677788	-1.53%	304	2007
	15.539655	17.953290	15.53%	501	2006
	15.032935	15.539655	3.37%	1,582	2005
	13.502299	15.032935	11.34%	1,611	2004
	10.000000	13.502299	35.02%	1,651	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.393455	23.781688	16.61%	920	2007
	16.529711	20.393455	23.37%	920	2006
	14.776380	16.529711	11.87%	920	2005
	13.017408	14.776380	13.51%	920	2004
	10.000000	13.017408	30.17%	294	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.561102	18.143714	16.60%	13,413	2007
	12.600633	15.561102	23.49%	7,002	2006
	11.277333	12.600633	11.73%	7,325	2005
	10.000000	11.277333	12.77%	7,446	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.346510	12.878768	-3.50%	12,689	2007
	11.224346	13.346510	18.91%	352	2006
	10.000000	11.224346	12.24%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.777894	16.465402	19.51%	2,968	2007
	14.419326	13.777894	-4.45%	3,110	2006
	14.296943	14.419326	0.86%	3,625	2005
	13.071680	14.296943	9.37%	1,837	2004
	10.000000	13.071680	30.72%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.695900	17.507511	-6.36%	31,697	2007
	15.957012	18.695900	17.16%	19,894	2006
	15.387060	15.957012	3.70%	16,075	2005
	13.626702	15.387060	12.92%	4,332	2004
	10.000000	13.626702	36.27%	209	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.245589	16.897391	37.99%	11,266	2007
	11.372115	12.245589	7.68%	1,682	2006
	10.000000	11.372115	13.72%	2,253	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	11.030976	11.944696	8.28%	18,191	2007
	10.979055	11.030976	0.47%	14,114	2006
	10.930030	10.979055	0.45%	16,169	2005
	10.444683	10.930030	4.65%	15,287	2004
	10.000000	10.444683	4.45%	832	2003*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	21.129368	20.758845	-1.75%	5,006	2007
	18.672793	21.129368	13.16%	2,350	2006
	17.606381	18.672793	6.06%	2,239	2005
	14.605712	17.606381	20.54%	1,807	2004
	10.000000	14.605712	46.06%	185	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	17.136860	17.793253	3.83%	28,045	2007
	15.039960	17.136860	13.94%	22,688	2006
	14.561180	15.039960	3.29%	26,773	2005
	13.341925	14.561180	9.14%	26,421	2004
	10.000000	13.341925	33.42%	4,947	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.590731	16.474773	5.67%	5,635	2007
	13.565076	15.590731	14.93%	7,393	2006
	13.173109	13.565076	2.98%	3,819	2005
	12.710009	13.173109	3.64%	108	2004
	10.000000	12.710009	27.10%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.229855	14.239916	-12.26%	0	2007
	15.851757	16.229855	2.39%	213	2006
	15.183919	15.851757	4.40%	1,270	2005
	13.825682	15.183919	9.82%	1,265	2004
	10.000000	13.825682	38.26%	1,277	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.267291	15.392168	-10.86%	0	2007
	14.988096	17.267291	15.21%	0	2006
	14.463546	14.988096	3.63%	0	2005
	13.355494	14.463546	8.30%	0	2004
	10.000000	13.355494	33.55%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.863461	17.200596	8.43%	1,226	2007
	13.853123	15.863461	14.51%	1,226	2006
	13.773279	13.853123	0.58%	1,226	2005
	13.002047	13.773279	5.93%	12,805	2004
	10.000000	13.002047	30.02%	12,805	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.288678	11.385541	10.66%	130,402	2007
	10.000000	10.288678	2.89%	22,682	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.785198	11.214173	3.98%	16,819	2007
	10.493513	10.785198	2.78%	7,008	2006
	10.506201	10.493513	-0.12%	6,462	2005
	10.281720	10.506201	2.18%	3,270	2004
	10.000000	10.281720	2.82%	1,846	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.424104	22.533071	16.01%	94,424	2007
	17.624727	19.424104	10.21%	60,377	2006
	15.277018	17.624727	15.37%	38,945	2005
	13.413518	15.277018	13.89%	17,486	2004
	10.000000	13.413518	34.14%	4,983	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.473302	22.286535	44.03%	20,763	2007
	13.415794	15.473302	15.34%	16,073	2006
	10.000000	13.415794	34.16%	4,052	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.741842	18.770421	0.15%	54,542	2007
	15.800778	18.741842	18.61%	33,162	2006
	15.133052	15.800778	4.41%	27,230	2005
	13.756075	15.133052	10.01%	23,737	2004
	10.000000	13.756075	37.56%	9,363	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.615174	12.454176	7.22%	20,518	2007
	10.717270	11.615174	8.38%	95	2006
	10.000000	10.717270	7.17%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.179941	13.245830	8.75%	32,205	2007
	11.024609	12.179941	10.48%	1,540	2006
	10.000000	11.024609	10.25%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.545895	13.781886	9.85%	8,741	2007
	11.233204	12.545895	11.69%	3,510	2006
	10.000000	11.233204	12.33%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.590075	19.528002	25.26%	23,260	2007
	14.790877	15.590075	5.40%	17,192	2006
	14.174945	14.790877	4.35%	15,335	2005
	13.898624	14.174945	1.99%	8,407	2004
	10.000000	13.898624	38.99%	1,320	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	11.059086	11.383458	2.93%	402,920	2007
	10.737599	11.059086	2.99%	70,235	2006
	10.654803	10.737599	0.78%	17,679	2005
	10.340078	10.654803	3.04%	15,380	2004
	10.000000	10.340078	3.40%	3,143	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.016109	26.252822	14.06%	46,791	2007
	20.703535	23.016109	11.17%	29,861	2006
	17.737527	20.703535	16.72%	28,655	2005
	14.387342	17.737527	23.29%	8,377	2004
	10.000000	14.387342	43.87%	3,189	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.766986	26.354744	15.76%	5,601	2007
	19.545720	22.766986	16.48%	5,601	2006
	16.637511	19.545720	17.48%	5,601	2005
	14.845971	16.637511	12.07%	5,601	2004
	10.000000	14.845971	48.46%	6,418	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.122895	17.507114	15.77%	22,492	2007
	12.978724	15.122895	16.52%	14,012	2006
	11.051431	12.978724	17.44%	5,612	2005
	10.000000	11.051431	10.51%	1,463	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.851015	22.785163	4.28%	2,367	2007
	19.044673	21.851015	14.74%	1,307	2006
	18.799692	19.044673	1.30%	1,708	2005
	16.697903	18.799692	12.59%	1,082	2004
	10.000000	16.697903	66.98%	257	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.134394	11.424928	2.61%	103,493	2007
	10.000000	11.134394	11.34%	31,263	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	17.201726	16.554262	-3.76%	34,250	2007
	14.849802	17.201726	15.84%	40,009	2006
	14.517102	14.849802	2.29%	44,082	2005
	13.224078	14.517102	9.78%	52,017	2004
	10.000000	13.224078	32.24%	37,020	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	22.016280	21.254613	-3.46%	35,240	2007
	19.029112	22.016280	15.70%	13,859	2006
	17.689369	19.029112	7.57%	8,261	2005
	14.453810	17.689369	22.39%	3,686	2004
	10.000000	14.453810	44.54%	3,006	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.112460	20.507029	27.27%	19,086	2007
	12.710877	16.112460	26.76%	8,476	2006
	10.000000	12.710877	27.11%	612	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	21.190748	24.195695	14.18%	2,437	2007
	17.642320	21.190748	20.11%	2,438	2006
	16.191498	17.642320	8.96%	3,581	2005
	13.812306	16.191498	17.23%	3,583	2004
	10.000000	13.812306	38.12%	1,952	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	15.100494	17.240157	14.17%	164,802	2007
	12.570228	15.100494	20.13%	53,819	2006
	11.540306	12.570228	8.92%	24,155	2005
	10.000000	11.540306	15.40%	11,082	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.947294	12.020665	9.80%	36,526	2007
	9.808955	10.947294	11.61%	9,999	2006
	10.000000	9.808955	-1.91%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.411379	15.718179	9.07%	638	2007
	13.196803	14.411379	10.13%	638	2006
	12.393718	13.196803	6.48%	638	2005
	11.571878	12.393718	7.10%	638	2004
	10.000000	11.571878	15.72%	306	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.534277	23.693058	35.12%	1,677	2007
	16.247597	17.534277	7.92%	431	2006
	14.595144	16.247597	11.32%	0	2005
	12.509690	14.595144	16.67%	0	2004
	10.000000	12.509690	25.10%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	17.049066	17.894461	4.96%	1,419	2007
	15.562268	17.049066	9.71%	0	2006
	14.186773	15.562268	9.70%	0	2005
	12.211795	14.186773	16.17%	0	2004
	10.000000	12.211795	22.12%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	32.100444	40.640231	26.60%	243	2007
	22.134977	32.100444	45.37%	243	2006
	16.962545	22.134977	30.49%	243	2005
	14.450810	16.962545	17.38%	243	2004
	10.000000	14.450810	44.51%	243	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.620289	27.383655	26.66%	39,435	2007
	14.901554	21.620289	45.50%	14,931	2006
	11.412704	14.901554	30.57%	6,827	2005
	10.000000	11.412704	14.13%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.407571	10.783585	3.61%	386,728	2007
	10.098682	10.407571	3.06%	92,068	2006
	10.065425	10.098682	0.33%	31,790	2005
	10.098688	10.065425	-0.33%	63,215	2004
	10.000000	10.098688	0.99%	61,188	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.937561	16.400984	9.80%	4,224	2007
	14.075133	14.937561	6.13%	8,628	2006
	13.654122	14.075133	3.08%	8,815	2005
	12.667783	13.654122	7.79%	8,882	2004
	10.000000	12.667783	26.68%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.754956	19.955980	6.40%	53,342	2007
	15.736161	18.754956	19.18%	45,796	2006
	14.944258	15.736161	5.30%	45,464	2005
	13.159513	14.944258	13.56%	27,823	2004
	10.000000	13.159513	31.60%	23,829	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.949196	15.854024	-0.60%	6,273	2007
	15.321410	15.949196	4.10%	5,880	2006
	15.055133	15.321410	1.77%	4,282	2005
	13.606535	15.055133	10.65%	980	2004
	10.000000	13.606535	36.07%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.242291	14.537373	2.07%	226,301	2007
	11.664494	14.242291	21.04%	56,213	2006
	10.000000	11.664494	16.64%	6,279	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.400660	22.236680	20.85%	953	2007
	16.252914	18.400660	13.21%	852	2006
	14.488218	16.252914	12.18%	1,573	2005
	12.625031	14.488218	14.76%	1,431	2004
	10.000000	12.625031	26.25%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.701932	12.945021	1.91%	42,565	2007
	11.576871	12.701932	9.72%	27,293	2006
	10.000000	11.576871	15.77%	23,484	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.355839	17.406427	6.42%	333,025	2007
	14.544288	16.355839	12.46%	89,314	2006
	13.761919	14.544288	5.69%	32,051	2005
	12.283735	13.761919	12.03%	20,277	2004
	10.000000	12.283735	22.84%	666	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.479861	11.000442	4.97%	909,766	2007
	10.000000	10.479861	4.80%	384,029	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.461879	10.654712	1.84%	188,334	2007
	10.000000	10.461879	4.62%	9,104	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.762882	12.172813	13.10%	48,466	2007
	10.000000	10.762882	7.63%	803	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.288678	11.385541	10.66%	130,402	2007
	10.000000	10.288678	2.89%	22,682	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.819431	-1.81%	184,046	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.441001	14.728954	1.99%	3,224	2007
	13.201393	14.441001	9.39%	3,224	2006
	13.037478	13.201393	1.26%	3,999	2005
	11.973549	13.037478	8.89%	4,022	2004
	10.000000	11.973549	19.74%	2,714	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.445881	11.677897	2.03%	6,158	2007
	10.463797	11.445881	9.39%	7,225	2006
	10.000000	10.463797	4.64%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	35.215525	50.564672	43.59%	693	2007
	26.120428	35.215525	34.82%	693	2006
	19.957658	26.120428	30.88%	891	2005
	16.755328	19.957658	19.11%	891	2004
	10.000000	16.755328	67.55%	751	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.831525	29.964484	43.84%	10,189	2007
	15.424087	20.831525	35.06%	5,106	2006
	11.770979	15.424087	31.03%	2,949	2005
	10.000000	11.770979	17.71%	453	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.818904	27.093461	18.73%	0	2007
	16.800555	22.818904	35.82%	0	2006
	15.997064	16.800555	5.02%	0	2005
	12.484794	15.997064	28.13%	0	2004
	10.000000	12.484794	24.85%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	22.225449	21.669545	-2.50%	0	2007
	18.713478	22.225449	18.77%	0	2006
	17.078846	18.713478	9.57%	0	2005
	14.299711	17.078846	19.43%	0	2004
	10.000000	14.299711	43.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.768811	11.412073	5.97%	366,502	2007
	10.536208	10.768811	2.21%	66,320	2006
	10.316390	10.536208	2.13%	11,953	2005
	10.101596	10.316390	2.13%	29,189	2004
	10.000000	10.101596	1.02%	29,652	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	16.028418	17.899846	11.68%	418	2007
	15.821140	16.028418	1.31%	425	2006
	14.786001	15.821140	7.00%	430	2005
	13.898986	14.786001	6.38%	437	2004
	10.000000	13.898986	38.99%	129	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.704223	11.959549	11.73%	5,809	2007
	10.567491	10.704223	1.29%	5,849	2006
	9.871783	10.567491	7.05%	2,049	2005
	10.000000	9.871783	-1.28%	920	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.882719	11.772823	8.18%	1,324	2007
	10.000000	10.882719	8.83%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.975721	12.480594	4.22%	69,661	2007
	11.405523	11.975721	5.00%	4,021	2006
	11.162893	11.405523	2.17%	713	2005
	10.785282	11.162893	3.50%	0	2004
	10.000000	10.785282	7.85%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.510710	14.144179	4.69%	84,846	2007
	12.599352	13.510710	7.23%	26,299	2006
	12.192168	12.599352	3.34%	3,383	2005
	11.504189	12.192168	5.98%	2,771	2004
	10.000000	11.504189	15.04%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	15.256798	15.941961	4.49%	518,241	2007
	13.853264	15.256798	10.13%	265,465	2006
	13.296334	13.853264	4.19%	114,589	2005
	12.273782	13.296334	8.33%	79,555	2004
	10.000000	12.273782	22.74%	20,804	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	17.440498	18.308411	4.98%	403,607	2007
	15.395352	17.440498	13.28%	232,920	2006
	14.537959	15.395352	5.90%	40,692	2005
	13.113799	14.537959	10.86%	19,796	2004
	10.000000	13.113799	31.14%	2,550	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	19.183932	20.102175	4.79%	36,343	2007
	16.597078	19.183932	15.59%	13,016	2006
	15.547974	16.597078	6.75%	11,350	2005
	13.787066	15.547974	12.77%	6,424	2004
	10.000000	13.787066	37.87%	564	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.889451	18.160691	7.53%	177,968	2007
	15.574610	16.889451	8.44%	30,853	2006
	14.368057	15.574610	8.40%	3,565	2005
	12.609627	14.368057	13.95%	646	2004
	10.000000	12.609627	26.10%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.831814	21.095101	6.37%	9,907	2007
	18.247257	19.831814	8.68%	6,979	2006
	16.458347	18.247257	10.87%	4,083	2005
	14.379240	16.458347	14.46%	1,858	2004
	10.000000	14.379240	43.79%	842	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.418140	10.796706	3.63%	201,943	2007
	10.077171	10.418140	3.38%	46,584	2006
	9.924162	10.077171	1.54%	24,026	2005
	9.953779	9.924162	-0.30%	13,010	2004
	10.000000	9.953779	-0.46%	10,361	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.918912	22.263611	1.57%	0	2007
	18.105903	21.918912	21.06%	0	2006
	16.376550	18.105903	10.56%	0	2005
	13.798956	16.376550	18.68%	0	2004
	10.000000	13.798956	37.99%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.398652	15.639265	1.56%	186,742	2007
	12.719484	15.398652	21.06%	39,625	2006
	11.503101	12.719484	10.57%	12,974	2005
	10.000000	11.503101	15.03%	4,050	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.772102	18.162402	8.29%	4,132	2007
	16.466543	16.772102	1.86%	5,183	2006
	15.453764	16.466543	6.55%	6,107	2005
	13.807417	15.453764	11.92%	233	2004
	10.000000	13.807417	38.07%	133	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.875380	20.987005	-8.26%	4,009	2007
	19.752129	22.875380	15.81%	2,164	2006
	19.430784	19.752129	1.65%	2,322	2005
	16.792703	19.430784	15.71%	1,254	2004
	10.000000	16.792703	67.93%	656	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	21.172191	21.334732	0.77%	36,456	2007
	19.155829	21.172191	10.53%	16,698	2006
	17.292150	19.155829	10.78%	8,254	2005
	14.719529	17.292150	17.48%	2,750	2004
	10.000000	14.719529	47.20%	2,171	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.961723	18.098184	6.70%	244,888	2007
	15.123212	16.961723	12.16%	47,799	2006
	14.285289	15.123212	5.87%	2,090	2005
	13.186947	14.285289	8.33%	205	2004
	10.000000	13.186947	31.87%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.966606	20.134804	18.67%	0	2007
	15.499874	16.966606	9.46%	0	2006
	15.794218	15.499874	-1.86%	0	2005
	15.350846	15.794218	2.89%	0	2004
	10.000000	15.350846	53.51%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.746181	13.928693	18.58%	5,847	2007
	10.680479	11.746181	9.98%	1,329	2006
	10.883303	10.680479	-1.86%	2,436	2005
	10.000000	10.883303	8.83%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	18.071301	21.824033	20.77%	2,425	2007
	18.364508	18.071301	-1.60%	1,040	2006
	16.623387	18.364508	10.47%	1,127	2005
	14.994126	16.623387	10.87%	1,158	2004
	10.000000	14.994126	49.94%	528	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.614172	17.928436	-3.68%	179,322	2007
	16.286496	18.614172	14.29%	47,395	2006
	15.841193	16.286496	2.81%	10,308	2005
	13.680090	15.841193	15.80%	1,120	2004
	10.000000	13.680090	36.80%	703	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	12.102286	12.521962	3.47%	15,726	2007
	11.671822	12.102286	3.69%	13,238	2006
	11.549482	11.671822	1.06%	1,402	2005
	10.961709	11.549482	5.36%	1,334	2004
	10.000000	10.961709	9.62%	546	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.958182	17.968907	12.60%	16,584	2007
	14.984169	15.958182	6.50%	13,582	2006
	14.447854	14.984169	3.71%	14,348	2005
	13.702040	14.447854	5.44%	7,649	2004
	10.000000	13.702040	37.02%	3,174	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.136640	15.876156	4.89%	51,881	2007
	13.036321	15.136640	16.11%	24,141	2006
	11.557400	13.036321	12.80%	17,122	2005
	10.000000	11.557400	15.57%	3,719	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.388893	24.536812	4.91%	2,351	2007
	20.149605	23.388893	16.08%	2,351	2006
	17.861702	20.149605	12.81%	2,461	2005
	15.192273	17.861702	17.57%	2,462	2004
	10.000000	15.192273	51.92%	2,966	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.577818	-4.22%	1,043	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.235338	14.011886	-1.57%	6,338	2007
	13.177474	14.235338	8.03%	4,624	2006
	13.061731	13.177474	0.89%	4,859	2005
	12.146399	13.061731	7.54%	4,201	2004
	10.000000	12.146399	21.46%	1,543	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.861761	17.367569	3.00%	244,348	2007
	14.856255	16.861761	13.50%	61,433	2006
	14.205526	14.856255	4.58%	12,271	2005
	13.159987	14.205526	7.94%	4,658	2004
	10.000000	13.159987	31.60%	4,183	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.998076	21.451962	-2.48%	63,206	2007
	19.398617	21.998076	13.40%	17,254	2006
	17.877033	19.398617	8.51%	8,239	2005
	15.166871	17.877033	17.87%	612	2004
	10.000000	15.166871	51.67%	271	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	16.170786	15.026202	-7.08%	3,599	2007
	14.105782	16.170786	14.64%	3,599	2006
	13.553612	14.105782	4.07%	3,716	2005
	12.333845	13.553612	9.89%	3,922	2004
	10.000000	12.333845	23.34%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.464841	21.931863	7.17%	0	2007
	16.200999	20.464841	26.32%	0	2006
	14.599835	16.200999	10.97%	0	2005
	12.704650	14.599835	14.92%	0	2004
	10.000000	12.704650	27.05%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.323774	13.903807	4.35%	0	2007
	12.777055	13.323774	4.28%	0	2006
	12.222941	12.777055	4.53%	1,136	2005
	11.766703	12.222941	3.88%	1,136	2004
	10.000000	11.766703	17.67%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.145470	13.511241	11.25%	97,925	2007
	11.232333	12.145470	8.13%	5,878	2006
	10.000000	11.232333	12.32%	2,306	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.390825	12.625051	1.89%	50,252	2007
	10.559194	12.390825	17.35%	14,741	2006
	10.000000	10.559194	5.59%	3,876	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.343754	10.764118	4.06%	23,907	2007
	10.053763	10.343754	2.88%	1,590	2006
	10.000000	10.053763	0.54%	1,516	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.989490	11.435078	4.05%	280,216	2007
	10.729318	10.989490	2.42%	47,086	2006
	10.437713	10.729318	2.79%	6,577	2005
	10.140764	10.437713	2.93%	1,983	2004
	10.000000	10.140764	1.41%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.719355	17.591749	5.22%	1,845	2007
	15.256568	16.719355	9.59%	1,845	2006
	13.756350	15.256568	10.91%	1,846	2005
	12.635778	13.756350	8.87%	1,846	2004
	10.000000	12.635778	26.36%	1,581	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.701615	23.481384	-18.19%	21,199	2007
	21.079545	28.701615	36.16%	18,095	2006
	18.255340	21.079545	15.47%	16,724	2005
	13.565135	18.255340	34.58%	12,229	2004
	10.000000	13.565135	35.65%	3,202	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.284298	12.84%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.000000	10.122496	1.22%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.000000	10.233743	2.34%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	10.000000	10.575221	5.75%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.444451	-5.56%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.000000	10.330612	3.31%	0	2007*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.937872	17.963139	0.14%	8,465	2007
	16.074868	17.937872	11.59%	8,773	2006
	15.431909	16.074868	4.17%	8,389	2005
	14.091927	15.431909	9.51%	8,760	2004
	10.000000	14.091927	40.92%	1,573	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.810452	17.452360	10.38%	210	2007
	15.087933	15.810452	4.79%	233	2006
	14.064190	15.087933	7.28%	257	2005
	13.387221	14.064190	5.06%	283	2004
	10.000000	13.387221	33.87%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.757753	21.578347	9.21%	1,809	2007
	17.200838	19.757753	14.87%	68	2006
	15.932803	17.200838	7.96%	68	2005
	13.990115	15.932803	13.89%	68	2004
	10.000000	13.990115	39.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.997486	18.644516	3.60%	4,971	2007
	15.570906	17.997486	15.58%	5,357	2006
	15.067009	15.570906	3.34%	5,561	2005
	13.711325	15.067009	9.89%	5,623	2004
	10.000000	13.711325	37.11%	3,827	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.725646	20.788356	0.30%	626	2007
	18.368095	20.725646	12.84%	626	2006
	17.434437	18.368095	5.36%	626	2005
	14.819444	17.434437	17.65%	626	2004
	10.000000	14.819444	48.19%	626	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.883176	17.590841	-1.63%	488	2007
	15.494591	17.883176	15.42%	1,849	2006
	15.004455	15.494591	3.27%	2,287	2005
	13.490350	15.004455	11.22%	2,424	2004
	10.000000	13.490350	34.90%	1,771	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.313817	23.664748	16.50%	1,244	2007
	16.481776	20.313817	23.25%	1,244	2006
	14.748385	16.481776	11.75%	1,713	2005
	13.005889	14.748385	13.40%	1,954	2004
	10.000000	13.005889	30.06%	1,465	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.519375	18.076675	16.48%	1,040	2007
	12.579521	15.519375	23.37%	821	2006
	11.269799	12.579521	11.62%	899	2005
	10.000000	11.269799	12.70%	971	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.324130	12.844100	-3.60%	468	2007
	11.216822	13.324130	18.79%	50	2006
	10.000000	11.216822	12.17%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.724076	16.384397	19.38%	6,017	2007
	14.377501	13.724076	-4.54%	3,702	2006
	14.269853	14.377501	0.75%	3,830	2005
	13.060108	14.269853	9.26%	3,830	2004
	10.000000	13.060108	30.60%	1,007	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.622925	17.421452	-6.45%	4,711	2007
	15.910745	18.622925	17.05%	1,992	2006
	15.357920	15.910745	3.60%	2,446	2005
	13.614656	15.357920	12.80%	2,465	2004
	10.000000	13.614656	36.15%	996	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.225053	16.851929	37.85%	300	2007
	11.364504	12.225053	7.57%	0	2006
	10.000000	11.364504	13.65%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.986494	11.884433	8.17%	3,626	2007
	10.945819	10.986494	0.37%	15,764	2006
	10.907940	10.945819	0.35%	3,617	2005
	10.434125	10.907940	4.54%	4,148	2004
	10.000000	10.434125	4.34%	1,887	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	21.046862	20.656760	-1.85%	3,285	2007
	18.618656	21.046862	13.04%	3,871	2006
	17.573046	18.618656	5.95%	3,614	2005
	14.592805	17.573046	20.42%	3,984	2004
	10.000000	14.592805	45.93%	1,321	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	17.069902	17.705711	3.72%	15,619	2007
	14.996310	17.069902	13.83%	18,002	2006
	14.533569	14.996310	3.18%	24,051	2005
	13.330105	14.533569	9.03%	31,480	2004
	10.000000	13.330105	33.30%	22,234	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.529840	16.393743	5.56%	0	2007
	13.525726	15.529840	14.82%	0	2006
	13.148143	13.525726	2.87%	1,564	2005
	12.698757	13.148143	3.54%	1,564	2004
	10.000000	12.698757	26.99%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.166439	14.169839	-12.35%	0	2007
	15.805759	16.166439	2.28%	0	2006
	15.155134	15.805759	4.29%	0	2005
	13.813438	15.155134	9.71%	0	2004
	10.000000	13.813438	38.13%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.199826	15.316422	-10.95%	0	2007
	14.944597	17.199826	15.09%	0	2006
	14.436118	14.944597	3.52%	0	2005
	13.343664	14.436118	8.19%	0	2004
	10.000000	13.343664	33.44%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.801489	17.115973	8.32%	2,608	2007
	13.812923	15.801489	14.40%	2,609	2006
	13.747175	13.812923	0.48%	2,610	2005
	12.990541	13.747175	5.82%	3,071	2004
	10.000000	12.990541	29.91%	2,467	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.281776	11.366340	10.55%	7,943	2007
	10.000000	10.281776	2.82%	2,308	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.743033	11.158967	3.87%	9,775	2007
	10.463035	10.743033	2.68%	9,415	2006
	10.486264	10.463035	-0.22%	21,538	2005
	10.272600	10.486264	2.08%	22,256	2004
	10.000000	10.272600	2.73%	1,979	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.348249	22.422263	15.89%	24,488	2007
	17.573612	19.348249	10.10%	23,656	2006
	15.248068	17.573612	15.25%	23,035	2005
	13.401652	15.248068	13.78%	30,343	2004
	10.000000	13.401652	34.02%	7,480	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.447351	22.226546	43.89%	109	2007
	13.406812	15.447351	15.22%	15	2006
	10.000000	13.406812	34.07%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.668629	18.678087	0.05%	21,652	2007
	15.754926	18.668629	18.49%	22,022	2006
	15.104372	15.754926	4.31%	25,978	2005
	13.743899	15.104372	9.90%	26,699	2004
	10.000000	13.743899	37.44%	5,395	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.595694	12.420655	7.11%	0	2007
	10.710099	11.595694	8.27%	0	2006
	10.000000	10.710099	7.10%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.159504	13.210160	8.64%	0	2007
	11.017218	12.159504	10.37%	0	2006
	10.000000	11.017218	10.17%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.524857	13.744782	9.74%	231	2007
	11.225674	12.524857	11.57%	0	2006
	10.000000	11.225674	12.26%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.529142	19.431914	25.13%	1,330	2007
	14.747947	15.529142	5.30%	1,330	2006
	14.148065	14.747947	4.24%	1,957	2005
	13.886317	14.148065	1.88%	2,224	2004
	10.000000	13.886317	38.86%	1,192	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	11.015859	11.327435	2.83%	37,973	2007
	10.706419	11.015859	2.89%	12,627	2006
	10.634597	10.706419	0.68%	7,933	2005
	10.330906	10.634597	2.94%	9,276	2004
	10.000000	10.330906	3.31%	4,465	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.926207	26.123697	13.95%	11,987	2007
	20.643486	22.926207	11.06%	9,305	2006
	17.703910	20.643486	16.60%	9,505	2005
	14.374599	17.703910	23.16%	7,747	2004
	10.000000	14.374599	43.75%	2,500	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.678043	26.225101	15.64%	0	2007
	19.489011	22.678043	16.36%	0	2006
	16.605978	19.489011	17.36%	407	2005
	14.832831	16.605978	11.95%	806	2004
	10.000000	14.832831	48.33%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.082348	17.442437	15.65%	1,251	2007
	12.956992	15.082348	16.40%	1,513	2006
	11.044053	12.956992	17.32%	1,309	2005
	10.000000	11.044053	10.44%	1,309	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.765698	22.673135	4.17%	0	2007
	18.989456	21.765698	14.62%	0	2006
	18.764100	18.989456	1.20%	0	2005
	16.683150	18.764100	12.47%	416	2004
	10.000000	16.683150	66.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.126930	11.405666	2.51%	15,588	2007
	10.000000	11.126930	11.27%	4,245	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	17.134516	16.472804	-3.86%	23,306	2007
	14.806697	17.134516	15.72%	24,576	2006
	14.489579	14.806697	2.19%	26,751	2005
	13.212364	14.489579	9.67%	27,147	2004
	10.000000	13.212364	32.12%	9,985	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.930319	21.150092	-3.56%	7,505	2007
	18.973937	21.930319	15.58%	3,730	2006
	17.655876	18.973937	7.47%	3,740	2005
	14.441030	17.655876	22.26%	3,954	2004
	10.000000	14.441030	44.41%	1,300	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.085441	20.451841	27.15%	1,339	2007
	12.702367	16.085441	26.63%	1,175	2006
	10.000000	12.702367	27.02%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	21.107969	24.076684	14.06%	2,232	2007
	17.591141	21.107969	19.99%	2,799	2006
	16.160808	17.591141	8.85%	2,842	2005
	13.800080	16.160808	17.11%	4,519	2004
	10.000000	13.800080	38.00%	1,242	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	15.059966	17.176419	14.05%	24,636	2007
	12.549148	15.059966	20.01%	9,080	2006
	11.532585	12.549148	8.81%	6,456	2005
	10.000000	11.532585	15.33%	6,002	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.928918	11.988278	9.69%	1,150	2007
	9.802369	10.928918	11.49%	0	2006
	10.000000	9.802369	-1.98%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.355070	15.640843	8.96%	1,950	2007
	13.158497	14.355070	9.09%	2,181	2006
	12.370213	13.158497	6.37%	2,438	2005
	11.561625	12.370213	6.99%	2,727	2004
	10.000000	11.561625	15.62%	2,654	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.465771	23.576520	34.99%	4,019	2007
	16.200447	17.465771	7.81%	0	2006
	14.567470	16.200447	11.21%	1,124	2005
	12.498611	14.567470	16.55%	1,083	2004
	10.000000	12.498611	24.99%	622	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.986055	17.810211	4.85%	617	2007
	15.520392	16.986055	9.44%	0	2006
	14.162874	15.520392	9.59%	0	2005
	12.203564	14.162874	16.06%	0	2004
	10.000000	12.203564	22.04%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.975160	40.440498	26.47%	0	2007
	22.070823	31.975160	44.88%	0	2006
	16.930425	22.070823	30.36%	0	2005
	14.438026	16.930425	17.26%	0	2004
	10.000000	14.438026	44.38%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.562330	27.282498	26.53%	1,773	2007
	14.876594	21.562330	44.94%	482	2006
	11.405069	14.876594	30.44%	0	2005
	10.000000	11.405069	14.05%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.366905	10.730521	3.51%	35,993	2007
	10.069364	10.366905	2.95%	13,865	2006
	10.046330	10.069364	0.23%	10,172	2005
	10.089733	10.046330	-0.43%	9,975	2004
	10.000000	10.089733	0.90%	3,170	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.879198	16.320305	9.69%	6,903	2007
	14.034299	14.879198	6.02%	7,145	2006
	13.628250	14.034299	2.98%	9,223	2005
	12.656577	13.628250	7.68%	9,297	2004
	10.000000	12.656577	26.57%	853	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.681680	19.857817	6.30%	2,993	2007
	15.690487	18.681680	19.06%	2,519	2006
	14.915932	15.690487	5.19%	2,449	2005
	13.147859	14.915932	13.45%	2,449	2004
	10.000000	13.147859	31.48%	2,449	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.886884	15.776019	-0.70%	305	2007
	15.276960	15.886884	3.99%	305	2006
	15.026604	15.276960	1.67%	305	2005
	13.594498	15.026604	10.53%	170	2004
	10.000000	13.594498	35.94%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.218414	14.498244	1.97%	16,290	2007
	11.656683	14.218414	21.98%	3,931	2006
	10.000000	11.656683	16.57%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.326488	22.124548	20.72%	0	2007
	16.203737	18.326488	13.10%	0	2006
	14.458948	16.203737	12.07%	488	2005
	12.612281	14.458948	14.64%	508	2004
	10.000000	12.612281	26.12%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.680621	12.910153	1.81%	259	2007
	11.569116	12.680621	9.61%	51	2006
	10.000000	11.569116	15.69%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.295356	17.324424	6.32%	23,383	2007
	14.505135	16.295356	12.34%	3,864	2006
	13.738722	14.505135	5.58%	0	2005
	12.275440	13.738722	11.92%	0	2004
	10.000000	12.275440	22.75%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.472825	10.981885	4.86%	8,649	2007
	10.000000	10.472825	4.73%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.454871	10.636755	1.74%	18,790	2007
	10.000000	10.454871	4.55%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.755666	12.152287	12.98%	10,892	2007
	10.000000	10.755666	7.56%	528	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.281776	11.366340	10.55%	7,943	2007
	10.000000	10.281776	2.82%	2,308	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.812784	-1.87%	10,523	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.384580	14.656493	1.89%	8,813	2007
	13.163079	14.384580	9.28%	8,999	2006
	13.012765	13.163079	1.16%	8,999	2005
	11.962949	13.012765	8.78%	8,999	2004
	10.000000	11.962949	19.63%	2,141	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.426670	11.646442	1.92%	807	2007
	10.456788	11.426670	9.28%	96	2006
	10.000000	10.456788	4.57%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	35.078093	50.316189	43.44%	0	2007
	26.044730	35.078093	34.68%	0	2006
	19.919874	26.044730	30.75%	343	2005
	16.740520	19.919874	18.99%	357	2004
	10.000000	16.740520	67.41%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.775660	29.853774	43.70%	886	2007
	15.398240	20.775660	34.92%	936	2006
	11.763108	15.398240	30.90%	1,022	2005
	10.000000	11.763108	17.63%	286	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.729761	26.960201	18.61%	0	2007
	16.751800	22.729761	35.69%	0	2006
	15.966741	16.751800	4.92%	0	2005
	12.473733	15.966741	28.00%	1,809	2004
	10.000000	12.473733	24.74%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	22.138659	21.562968	-2.60%	3,041	2007
	18.659208	22.138659	18.65%	3,184	2006
	17.046502	18.659208	9.46%	3,184	2005
	14.287069	17.046502	19.31%	3,184	2004
	10.000000	14.287069	42.87%	2,066	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.726699	11.355890	5.87%	35,506	2007
	10.505601	10.726699	2.10%	12,868	2006
	10.296809	10.505601	2.03%	8,660	2005
	10.092638	10.296809	2.02%	8,739	2004
	10.000000	10.092638	0.93%	8,173	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.965798	17.811788	11.56%	0	2007
	15.775240	15.965798	1.21%	0	2006
	14.757971	15.775240	6.89%	0	2005
	13.886673	14.757971	6.27%	1,608	2004
	10.000000	13.886673	38.87%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.675497	11.915327	11.61%	403	2007
	10.549776	10.675497	1.19%	82	2006
	9.865175	10.549776	6.94%	0	2005
	10.000000	9.865175	-1.35%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.875421	11.752968	8.07%	51	2007
	10.000000	10.875421	8.75%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.928932	12.419184	4.11%	8,878	2007
	11.372421	11.928932	4.89%	22,898	2006
	11.141723	11.372421	2.07%	22,901	2005
	10.775717	11.141723	3.40%	786	2004
	10.000000	10.775717	7.76%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.457921	14.074594	4.58%	12,913	2007
	12.562793	13.457921	7.13%	13,580	2006
	12.169053	12.562793	3.24%	13,580	2005
	11.494000	12.169053	5.87%	21,668	2004
	10.000000	11.494000	14.94%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	15.197195	15.863552	4.38%	155,117	2007
	13.813063	15.197195	10.02%	111,396	2006
	13.271126	13.813063	4.08%	103,584	2005
	12.262915	13.271126	8.22%	105,918	2004
	10.000000	12.262915	22.63%	12,322	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	17.372340	18.218319	4.87%	264,076	2007
	15.350677	17.372340	13.17%	253,388	2006
	14.510401	15.350677	5.79%	185,956	2005
	13.102185	14.510401	10.75%	178,869	2004
	10.000000	13.102185	31.02%	12,057	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	19.108979	20.003278	4.68%	20,097	2007
	16.548918	19.108979	15.47%	19,278	2006
	15.518501	16.548918	6.64%	15,874	2005
	13.774861	15.518501	12.66%	15,876	2004
	10.000000	13.774861	37.75%	5,903	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.826995	18.075146	7.42%	17,373	2007
	15.532691	16.826995	8.33%	6,128	2006
	14.343839	15.532691	8.29%	1,902	2005
	12.601114	14.343839	13.83%	1,961	2004
	10.000000	12.601114	26.01%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.754376	20.991380	6.26%	7,198	2007
	18.194346	19.754376	8.57%	8,143	2006
	16.427171	18.194346	10.76%	6,930	2005
	14.366514	16.427171	14.34%	7,309	2004
	10.000000	14.366514	43.67%	2,017	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.377018	10.743158	3.53%	7,059	2007
	10.047528	10.377018	3.28%	148	2006
	9.904956	10.047528	1.44%	0	2005
	9.944570	9.904956	-0.40%	603	2004
	10.000000	9.944570	-0.55%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.837936	22.158798	1.47%	0	2007
	18.057204	21.837936	20.94%	0	2006
	16.348977	18.057204	10.45%	0	2005
	13.789651	16.348977	18.56%	0	2004
	10.000000	13.789651	37.90%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.357349	15.581440	1.46%	19,127	2007
	12.698168	15.357349	20.94%	5,342	2006
	11.495414	12.698168	10.46%	2,131	2005
	10.000000	11.495414	14.95%	982	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.706566	18.073038	8.18%	0	2007
	16.418778	16.706566	1.75%	0	2006
	15.424477	16.418778	6.45%	0	2005
	13.795194	15.424477	11.81%	0	2004
	10.000000	13.795194	37.95%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.786047	20.883792	-8.35%	932	2007
	19.694843	22.786047	15.70%	1,033	2006
	19.393973	19.694843	1.55%	1,056	2005
	16.777850	19.393973	15.59%	832	2004
	10.000000	16.777850	67.78%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	21.089496	21.229795	0.67%	5,623	2007
	19.100268	21.089496	10.41%	4,492	2006
	17.259386	19.100268	10.67%	3,871	2005
	14.706505	17.259386	17.36%	4,013	2004
	10.000000	14.706505	47.07%	1,954	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.895459	18.009156	6.59%	19,667	2007
	15.079335	16.895459	12.04%	4,045	2006
	14.258215	15.079335	5.76%	935	2005
	13.175277	14.258215	8.22%	969	2004
	10.000000	13.175277	31.75%	1,006	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.900330	20.035769	18.55%	0	2007
	15.454909	16.900330	9.35%	0	2006
	15.764292	15.454909	-1.96%	0	2005
	15.337264	15.764292	2.78%	1,446	2004
	10.000000	15.337264	53.37%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.714670	13.877212	18.46%	363	2007
	10.662574	11.714670	9.87%	74	2006
	10.876027	10.662574	-1.96%	0	2005
	10.000000	10.876027	8.76%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	18.000696	21.716662	20.64%	0	2007
	18.311227	18.000696	-1.70%	0	2006
	16.591891	18.311227	10.36%	0	2005
	14.980858	16.591891	10.75%	0	2004
	10.000000	14.980858	49.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.541471	17.840255	-3.78%	13,953	2007
	16.239258	18.541471	14.18%	3,380	2006
	15.811184	16.239258	2.71%	1,015	2005
	13.667984	15.811184	15.68%	518	2004
	10.000000	13.667984	36.68%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	12.054973	12.460334	3.36%	807	2007
	11.637929	12.054973	3.58%	0	2006
	11.527579	11.637929	0.96%	0	2005
	10.951999	11.527579	5.26%	0	2004
	10.000000	10.951999	9.52%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.895861	17.880534	12.49%	10,351	2007
	14.940719	15.895861	6.39%	10,519	2006
	14.420488	14.940719	3.61%	9,268	2005
	13.689923	14.420488	5.34%	10,811	2004
	10.000000	13.689923	36.90%	3,155	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.096033	15.817473	4.78%	11,889	2007
	13.014465	15.096033	15.99%	7,245	2006
	11.549668	13.014465	12.68%	6,336	2005
	10.000000	11.549668	15.50%	4,765	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.297535	24.416129	4.80%	3,288	2007
	20.091157	23.297535	15.96%	4,550	2006
	17.827859	20.091157	12.70%	4,770	2005
	15.178824	17.827859	17.45%	4,821	2004
	10.000000	15.178824	51.79%	3,563	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.571332	-4.29%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.179737	13.942970	-1.67%	6,580	2007
	13.139239	14.179737	7.92%	6,806	2006
	13.036977	13.139239	0.78%	7,402	2005
	12.135648	13.036977	7.43%	7,873	2004
	10.000000	12.135648	21.36%	3,486	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.795897	17.282150	2.90%	25,061	2007
	14.813153	16.795897	13.39%	10,719	2006
	14.178599	14.813153	4.48%	3,574	2005
	13.148341	14.178599	7.84%	3,813	2004
	10.000000	13.148341	31.48%	1,427	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.912191	21.346478	-2.58%	4,064	2007
	19.342382	21.912191	13.29%	1,155	2006
	17.843189	19.342382	8.40%	477	2005
	15.153463	17.843189	17.75%	478	2004
	10.000000	15.153463	51.53%	146	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	16.111000	14.955422	-7.17%	0	2007
	14.067815	16.111000	14.52%	0	2006
	13.530767	14.067815	3.97%	0	2005
	12.325519	13.530767	9.78%	0	2004
	10.000000	12.325519	23.26%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.389196	21.828574	7.06%	0	2007
	16.157393	20.389196	26.19%	0	2006
	14.575235	16.157393	10.86%	0	2005
	12.696070	14.575235	14.80%	0	2004
	10.000000	12.696070	26.96%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.274532	13.838343	4.25%	0	2007
	12.742679	13.274532	4.17%	0	2006
	12.202348	12.742679	4.43%	0	2005
	11.758764	12.202348	3.77%	1,151	2004
	10.000000	11.758764	17.59%	644	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.125101	13.474878	11.13%	7,019	2007
	11.224814	12.125101	8.02%	0	2006
	10.000000	11.224814	12.25%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.370032	12.591053	1.79%	7,523	2007
	10.552113	12.370032	17.23%	0	2006
	10.000000	10.552113	5.52%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.326397	10.735133	3.96%	3,729	2007
	10.047022	10.326397	2.78%	106	2006
	10.000000	10.047022	0.47%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.948841	11.381208	3.95%	26,226	2007
	10.700418	10.948841	2.32%	6,753	2006
	10.420103	10.700418	2.69%	882	2005
	10.133903	10.420103	2.82%	688	2004
	10.000000	10.133903	1.34%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.651946	17.503021	5.11%	0	2007
	15.210393	16.651946	9.48%	0	2006
	13.728556	15.210393	10.79%	0	2005
	12.623009	13.728556	8.76%	0	2004
	10.000000	12.623009	26.23%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.586004	23.362998	-18.27%	2,722	2007
	21.015804	28.586004	36.02%	2,133	2006
	18.218499	21.015804	15.35%	2,324	2005
	13.551445	18.218499	34.44%	2,572	2004
	10.000000	13.551445	35.51%	1,241	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.276675	12.77%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.640671	11.312507	6.31%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.456200	10.813219	3.41%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.576839	15.265487	12.44%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.438050	-5.62%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.376958	10.886479	4.91%	0	2007*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.902778	17.918875	0.09%	13,359	2007
	16.051510	17.902778	11.53%	12,480	2006
	15.417269	16.051510	4.11%	10,154	2005
	14.085680	15.417269	9.45%	9,114	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.779518	17.409344	10.33%	476	2007
	15.066022	15.779518	4.74%	0	2006
	14.050854	15.066022	7.22%	0	2005
	13.381288	14.050854	5.00%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.719076	21.525145	9.16%	12,427	2007
	17.175844	19.719076	14.81%	7,515	2006
	15.917685	17.175844	7.90%	488	2005
	13.983912	15.917685	13.83%	334	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.962295	18.598600	3.54%	0	2007
	15.548302	17.962295	15.53%	0	2006
	15.052725	15.548302	3.29%	0	2005
	13.705252	15.052725	9.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.685110	20.737143	0.25%	0	2007
	18.341435	20.685110	12.78%	0	2006
	17.417912	18.341435	5.30%	0	2005
	14.812882	17.417912	17.59%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.848184	17.547486	-1.68%	0	2007
	15.472068	17.848184	15.36%	0	2006
	14.990212	15.472068	3.21%	0	2005
	13.484369	14.990212	11.17%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.274075	23.606438	16.44%	0	2007
	16.457830	20.274075	23.19%	0	2006
	14.734389	16.457830	11.70%	0	2005
	13.000128	14.734389	13.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.498527	18.043209	16.42%	3,349	2007
	12.568969	15.498527	23.31%	2,709	2006
	11.266025	12.568969	11.57%	2,709	2005
	10.000000	11.266025	12.66%	2,330	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.312954	12.826795	-3.65%	25,381	2007
	11.213063	13.312954	18.73%	13,763	2006
	10.000000	11.213063	12.13%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.697230	16.344038	19.32%	2,779	2007
	14.356634	13.697230	-4.59%	2,913	2006
	14.256328	14.356634	0.70%	2,898	2005
	13.054328	14.256328	9.21%	2,918	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.586472	17.378494	-6.50%	30,348	2007
	15.887628	18.586472	16.99%	16,140	2006
	15.343342	15.887628	3.55%	8,690	2005
	13.608621	15.343342	12.75%	528	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.214779	16.829198	37.78%	493	2007
	11.360689	12.214779	7.52%	493	2006
	10.000000	11.360689	13.61%	493	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.964296	11.854386	8.12%	23,257	2007
	10.929220	10.964296	0.32%	20,724	2006
	10.896901	10.929220	0.30%	6,411	2005
	10.428842	10.896901	4.49%	5,913	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	21.005675	20.605838	-1.90%	631	2007
	18.591598	21.005675	12.98%	541	2006
	17.556363	18.591598	5.90%	303	2005
	14.586335	17.556363	20.36%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	17.036532	17.662101	3.67%	8,972	2007
	14.974545	17.036532	13.77%	9,922	2006
	14.519795	14.974545	3.13%	1,225	2005
	13.324207	14.519795	8.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.499446	16.353341	5.51%	5,671	2007
	13.506071	15.499446	14.76%	5,150	2006
	13.135669	13.506071	2.82%	644	2005
	12.693121	13.135669	3.49%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.134823	14.134927	-12.39%	0	2007
	15.782822	16.134823	2.23%	0	2006
	15.140778	15.782822	4.24%	0	2005
	13.807334	15.140778	9.66%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.166181	15.278681	-11.00%	0	2007
	14.922889	17.166181	15.03%	0	2006
	14.422425	14.922889	3.47%	0	2005
	13.337753	14.422425	8.13%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.770575	17.073810	8.26%	0	2007
	13.792857	15.770575	14.34%	0	2006
	13.734130	13.792857	0.43%	0	2005
	12.984783	13.734130	5.77%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.278312	11.356722	10.49%	97,481	2007
	10.000000	10.278312	2.78%	58,174	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.722007	11.131463	3.82%	13,917	2007
	10.447837	10.722007	2.62%	8,905	2006
	10.476314	10.447837	-0.27%	3,263	2005
	10.268046	10.476314	2.03%	287	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.310395	22.367008	15.83%	76,392	2007
	17.548084	19.310395	10.04%	64,005	2006
	15.233609	17.548084	15.19%	29,327	2005
	13.395716	15.233609	13.72%	14,202	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.434380	22.196567	43.81%	8,369	2007
	13.402323	15.434380	15.16%	8,666	2006
	10.000000	13.402323	34.02%	2,181	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.632135	18.632087	0.00%	25,249	2007
	15.732068	18.632135	18.43%	13,202	2006
	15.090059	15.732068	4.25%	6,596	2005
	13.737819	15.090059	9.84%	4,118	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.585934	12.403881	7.06%	861	2007
	10.706491	11.585934	8.21%	899	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.149289	13.192339	8.59%	1,977	2007
	11.013523	12.149289	10.31%	1,977	2006
	10.000000	11.013523	10.14%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.514327	13.726255	9.68%	0	2007
	11.221906	12.514327	11.52%	0	2006
	10.000000	11.221906	12.22%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.498745	19.384006	25.07%	3,704	2007
	14.726525	15.498745	5.24%	2,613	2006
	14.134644	14.726525	4.19%	2,690	2005
	13.880172	14.134644	1.83%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.994286	11.299506	2.78%	142,369	2007
	10.690860	10.994286	2.84%	54,805	2006
	10.624499	10.690860	0.62%	10,072	2005
	10.326328	10.624499	2.89%	3,181	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.881386	26.059359	13.89%	17,614	2007
	20.613534	22.881386	11.00%	13,121	2006
	17.687147	20.613534	16.55%	10,139	2005
	14.368243	17.687147	23.10%	4,423	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.633693	26.160493	15.58%	0	2007
	19.460718	22.633693	16.30%	0	2006
	16.590238	19.460718	17.30%	0	2005
	14.826272	16.590238	11.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.062075	17.410128	15.59%	11,327	2007
	12.946101	15.062075	16.34%	6,745	2006
	11.040339	12.946101	17.26%	5,095	2005
	10.000000	11.040339	10.40%	4,506	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.723116	22.617260	4.12%	2,004	2007
	18.961867	21.723116	14.56%	2,068	2006
	18.746295	18.961867	1.15%	2,131	2005
	16.675759	18.746295	12.42%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.123200	11.396036	2.45%	65,691	2007
	10.000000	11.123200	11.23%	15,543	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	17.101050	16.432270	-3.91%	5,683	2007
	14.785234	17.101050	15.66%	5,298	2006
	14.475864	14.785234	2.14%	4,465	2005
	13.206529	14.475864	9.61%	976	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.887430	21.097978	-3.61%	16,449	2007
	18.946391	21.887430	15.52%	10,886	2006
	17.639138	18.946391	7.41%	2,295	2005
	14.434639	17.639138	22.20%	1,718	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.071961	20.424312	27.08%	8,374	2007
	12.698125	16.071961	26.57%	5,318	2006
	10.000000	12.698125	26.98%	487	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	21.066692	24.017376	14.01%	0	2007
	17.565594	21.066692	19.93%	0	2006
	16.145493	17.565594	8.80%	0	2005
	13.793976	16.145493	17.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	15.039750	17.144635	14.00%	73,136	2007
	12.538624	15.039750	19.95%	42,575	2006
	11.528731	12.538624	8.76%	14,235	2005
	10.000000	11.528731	15.29%	12,858	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.919750	11.972125	9.64%	29,920	2007
	9.799086	10.919750	11.44%	19,433	2006
	10.000000	9.799086	-2.01%	501	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.326993	15.602324	8.90%	0	2007
	13.139386	14.326993	9.04%	0	2006
	12.358479	13.139386	6.32%	0	2005
	11.556502	12.358479	6.94%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.431602	23.518443	34.92%	1,143	2007
	16.176919	17.431602	7.76%	0	2006
	14.553654	16.176919	11.15%	0	2005
	12.493074	14.553654	16.49%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.954615	17.768202	4.80%	0	2007
	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.912614	40.340861	26.41%	0	2007
	22.038767	31.912614	44.80%	0	2006
	16.914366	22.038767	30.30%	0	2005
	14.431628	16.914366	17.20%	0	2004

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.533365	27.232002	26.46%	11,760	2007
	14.864113	21.533365	44.87%	5,376	2006
	11.401257	14.864113	30.37%	0	2005
	10.000000	11.401257	14.01%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.346619	10.704077	3.45%	123,198	2007
	10.054736	10.346619	2.90%	48,858	2006
	10.036805	10.054736	0.18%	16,552	2005
	10.085267	10.036805	-0.48%	15,036	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.850087	16.280091	9.63%	1,162	2007
	14.013917	14.850087	5.97%	1,162	2006
	13.615317	14.013917	2.93%	1,163	2005
	12.650967	13.615317	7.62%	956	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.645132	19.808873	6.24%	5,934	2007
	15.667692	18.645132	19.00%	2,617	2006
	14.901771	15.667692	5.14%	0	2005
	13.142033	14.901771	13.39%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.855812	15.737151	-0.75%	5,597	2007
	15.254782	15.855812	3.94%	5,587	2006
	15.012368	15.254782	1.61%	1,113	2005
	13.588485	15.012368	10.48%	1,113	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.206466	14.478680	1.92%	81,510	2007
	11.652777	14.206466	21.91%	35,110	2006
	10.000000	11.652777	16.53%	3,779	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.289499	22.068661	20.66%	0	2007
	16.179205	18.289499	13.04%	0	2006
	14.444346	16.179205	12.01%	0	2005
	12.605911	14.444346	14.58%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.669977	12.892748	1.76%	19,145	2007
	11.565237	12.669977	9.55%	11,793	2006
	10.000000	11.565237	15.65%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.265200	17.283561	6.26%	101,979	2007
	14.485598	16.265200	12.29%	35,310	2006
	13.727148	14.485598	5.53%	2,268	2005
	12.271291	13.727148	11.86%	4,272	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.469308	10.972607	4.81%	222,502	2007
	10.000000	10.469308	4.69%	64,059	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.451366	10.627782	1.69%	71,363	2007
	10.000000	10.451366	4.51%	23,181	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.752059	12.142021	12.93%	78,010	2007
	10.000000	10.752059	7.52%	58,717	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.278312	11.356722	10.49%	97,481	2007
	10.000000	10.278312	2.78%	58,174	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.809470	-1.91%	45,956	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.356419	14.620363	1.84%	8,096	2007
	13.143946	14.356419	9.22%	8,096	2006
	13.000404	13.143946	1.10%	8,206	2005
	11.957633	13.000404	8.72%	6,301	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.417078	11.630759	1.87%	12,571	2007
	10.453271	11.417078	9.22%	237	2006
	10.000000	10.453271	4.53%	31	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	35.009514	50.192300	43.37%	0	2007
	26.006933	35.009514	34.62%	0	2006
	19.900995	26.006933	30.68%	0	2005
	16.733125	19.900995	18.93%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.747777	29.798561	43.62%	2,407	2007
	15.385337	20.747777	34.85%	1,812	2006
	11.759167	15.385337	30.84%	1,747	2005
	10.000000	11.759167	17.59%	89	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.685309	26.893798	18.55%	0	2007
	16.727465	22.685309	35.62%	0	2006
	15.951604	16.727465	4.86%	0	2005
	12.468206	15.951604	27.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.705704	11.327897	5.81%	109,836	2007
	10.490339	10.705704	2.05%	38,807	2006
	10.287039	10.490339	1.98%	3,453	2005
	10.088161	10.287039	1.97%	3,282	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	22.095330	21.509813	-2.65%	0	2007
	18.632103	22.095330	18.59%	0	2006
	17.030331	18.632103	9.41%	0	2005
	14.280735	17.030331	19.25%	0	2004

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.934534	17.767860	11.51%	0	2007
	15.752304	15.934534	1.16%	0	2006
	14.743956	15.752304	6.84%	0	2005
	13.880513	14.743956	6.22%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.661158	11.893277	11.56%	1,645	2007
	10.540929	10.661158	1.14%	2,077	2006
	9.861876	10.540929	6.89%	0	2005
	10.000000	9.861876	-1.38%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.871766	11.743033	8.01%	2,816	2007
	10.000000	10.871766	8.72%	2,321	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.905582	12.388569	4.06%	5,980	2007
	11.355896	11.905582	4.84%	4,915	2006
	11.131149	11.355896	2.02%	0	2005
	10.770944	11.131149	3.34%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.431593	14.039919	4.53%	37,641	2007
	12.544538	13.431593	7.07%	8,003	2006
	12.157509	12.544538	3.18%	6,466	2005
	11.488900	12.157509	5.82%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	15.167450	15.824448	4.33%	162,453	2007
	13.792985	15.167450	9.96%	123,746	2006
	13.258532	13.792985	4.03%	93,071	2005
	12.257476	13.258532	8.17%	9,852	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	17.338348	18.173421	4.82%	130,848	2007
	15.328374	17.338348	13.11%	90,342	2006
	14.496628	15.328374	5.74%	26,083	2005
	13.096373	14.496628	10.69%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	19.071621	19.954000	4.63%	4,038	2007
	16.524893	19.071621	15.41%	3,687	2006
	15.503787	16.524893	6.59%	2,873	2005
	13.768764	15.503787	12.60%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.795833	18.032494	7.36%	58,923	2007
	15.511752	16.795833	8.28%	23,217	2006
	14.331734	15.511752	8.23%	2,733	2005
	12.596855	14.331734	13.77%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.715712	20.939637	6.21%	3,563	2007
	18.167905	19.715712	8.52%	3,107	2006
	16.411579	18.167905	10.70%	152	2005
	14.360150	16.411579	14.29%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.356504	10.716462	3.48%	116,661	2007
	10.032727	10.356504	3.23%	11,658	2006
	9.895360	10.032727	1.39%	0	2005
	9.939966	9.895360	-0.45%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.797487	22.106488	1.42%	0	2007
	18.032864	21.797487	20.88%	0	2006
	16.335191	18.032864	10.39%	0	2005
	13.784997	16.335191	18.50%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.336721	15.552594	1.41%	58,366	2007
	12.687509	15.336721	20.88%	18,727	2006
	11.491561	12.687509	10.41%	5,349	2005
	10.000000	11.491561	14.92%	2,262	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.673865	18.028478	8.12%	3,014	2007
	16.394915	16.673865	1.70%	2,901	2006
	15.409829	16.394915	6.39%	771	2005
	13.789075	15.409829	11.75%	848	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.741481	20.832316	-8.40%	1,907	2007
	19.666249	22.741481	15.64%	1,622	2006
	19.375585	19.666249	1.50%	1,332	2005
	16.770427	19.375585	15.53%	253	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	21.048246	21.177486	0.61%	19,809	2007
	19.072534	21.048246	10.36%	12,188	2006
	17.243018	19.072534	10.61%	3,004	2005
	14.699991	17.243018	17.30%	964	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.862404	17.964782	6.54%	79,390	2007
	15.057436	16.862404	11.99%	27,090	2006
	14.244700	15.057436	5.71%	77	2005
	13.169445	14.244700	8.16%	0	2004

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.867247	19.986376	18.49%	0	2007
	15.432446	16.867247	9.30%	0	2006
	15.749339	15.432446	-2.01%	0	2005
	15.330481	15.749339	2.73%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.698941	13.851516	18.40%	3,082	2007
	10.653637	11.698941	9.81%	2,153	2006
	10.872389	10.653637	-2.01%	2,153	2005
	10.000000	10.872389	8.72%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.965491	21.663165	20.58%	108	2007
	18.284643	17.965491	-1.75%	109	2006
	16.576159	18.284643	10.31%	0	2005
	14.974233	16.576159	10.70%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.505212	17.796309	-3.83%	67,018	2007
	16.215677	18.505212	14.12%	34,359	2006
	15.796192	16.215677	2.66%	5,782	2005
	13.661931	15.796192	15.62%	4,857	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	12.031384	12.429626	3.31%	36,148	2007
	11.621015	12.031384	3.53%	23,104	2006
	11.516635	11.621015	0.91%	3,736	2005
	10.947135	11.516635	5.20%	3,379	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.864737	17.836443	12.43%	11,324	2007
	14.918999	15.864737	6.34%	10,138	2006
	14.406804	14.918999	3.56%	10,138	2005
	13.683857	14.406804	5.28%	8,095	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.075751	15.788180	4.73%	43,750	2007
	13.003547	15.075751	15.94%	36,077	2006
	11.545805	13.003547	12.63%	13,694	2005
	10.000000	11.545805	15.46%	2,209	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.251982	24.355978	4.75%	0	2007
	20.061994	23.251982	15.90%	0	2006
	17.810972	20.061994	12.64%	0	2005
	15.172123	17.810972	17.39%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.568097	-4.32%	6,513	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.151995	13.908610	-1.72%	1,763	2007
	13.120155	14.151995	7.86%	2,894	2006
	13.024605	13.120155	0.73%	328	2005
	12.130260	13.024605	7.37%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.763040	17.239555	2.84%	78,046	2007
	14.791636	16.763040	13.33%	33,179	2006
	14.165148	14.791636	4.42%	1,516	2005
	13.142514	14.165148	7.78%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.869330	21.293886	-2.63%	18,533	2007
	19.314296	21.869330	13.23%	6,427	2006
	17.826274	19.314296	8.35%	825	2005
	15.146754	17.826274	17.69%	147	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	16.081163	14.920123	-7.22%	0	2007
	14.048844	16.081163	14.47%	0	2006
	13.519348	14.048844	3.92%	0	2005
	12.321351	13.519348	9.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.351449	21.777079	7.01%	0	2007
	16.135628	20.351449	26.13%	0	2006
	14.562944	16.135628	10.80%	0	2005
	12.691782	14.562944	14.74%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.249928	13.805667	4.19%	0	2007
	12.725497	13.249928	4.12%	0	2006
	12.192050	12.725497	4.38%	0	2005
	11.754791	12.192050	3.72%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.114909	13.456691	11.08%	37,977	2007
	11.221044	12.114909	7.97%	7,392	2006
	10.000000	11.221044	12.21%	646	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.359645	12.574077	1.73%	57,435	2007
	10.548574	12.359645	17.17%	41,653	2006
	10.000000	10.548574	5.49%	3,338	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.317721	10.720653	3.91%	24,746	2007
	10.043651	10.317721	2.73%	8,280	2006
	10.000000	10.043651	0.44%	65	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.928553	11.354331	3.90%	97,870	2007
	10.685986	10.928553	2.27%	40,949	2006
	10.411305	10.685986	2.64%	13,378	2005
	10.130478	10.411305	2.77%	1,845	2004

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.618318	17.458787	5.06%	0	2007
	15.187336	16.618318	9.42%	0	2006
	13.714668	15.187336	10.74%	0	2005
	12.616630	13.714668	8.70%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.528336	23.304000	-18.31%	16,897	2007
	20.983981	28.528336	35.95%	8,639	2006
	18.200086	20.983981	15.30%	5,538	2005
	13.544596	18.200086	34.37%	3,064	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.272861	12.73%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.629266	11.294641	6.26%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.444986	10.796125	3.36%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.562271	15.241347	12.38%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.434857	-5.65%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.365824	10.869263	4.86%	0	2007*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	16.441425	16.447825	0.04%	7,341	2007
	14.748718	16.441425	11.48%	7,039	2006
	14.173103	14.748718	4.06%	7,039	2005
	12.955540	14.173103	9.40%	7,040	2004
	9.847563	12.955540	31.56%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	14.215689	15.676013	10.27%	254	2007
	13.579757	14.215689	4.68%	0	2006
	12.671134	13.579757	7.17%	0	2005
	12.073432	12.671134	4.95%	0	2004
	9.468999	12.073432	27.50%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	18.518460	20.204265	9.10%	2,479	2007
	16.138219	18.518460	14.75%	2,447	2006
	14.963618	16.138219	7.85%	2,494	2005
	13.152417	14.963618	13.77%	2,645	2004
	9.867552	13.152417	33.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	16.700831	17.283642	3.49%	9,642	2007
	14.463663	16.700831	15.47%	9,653	2006
	14.009736	14.463663	3.24%	12,905	2005
	12.762087	14.009736	9.78%	12,845	2004
	9.781830	12.762087	30.47%	9,689	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	19.909680	19.949600	0.20%	4,904	2007
	17.662779	19.909680	12.72%	4,219	2006
	16.781895	17.662779	5.25%	0	2005
	14.279214	16.781895	17.53%	0	2004
	10.268227	14.279214	39.06%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	16.535366	16.248500	-1.73%	0	2007
	14.341273	16.535366	15.30%	0	2006
	13.901651	14.341273	3.16%	0	2005
	12.511484	13.901651	11.11%	0	2004
	9.812040	12.511484	27.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	18.547350	21.584909	16.38%	0	2007
	15.063742	18.547350	23.13%	406	2006
	13.493103	15.063742	11.64%	898	2005
	11.910971	13.493103	13.28%	899	2004
	9.703604	11.910971	22.75%	759	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.477711	18.009807	16.36%	142	2007
	12.558427	15.477711	23.25%	1,628	2006
	11.262256	12.558427	11.51%	1,628	2005
	10.000000	11.262256	12.62%	1,628	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.301764	12.809491	-3.70%	780	2007
	11.209308	13.301764	18.67%	0	2006
	10.000000	11.209308	12.09%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	12.243763	14.602274	19.26%	145	2007
	12.839681	12.243763	-4.64%	146	2006
	12.756421	12.839681	0.65%	146	2005
	11.686811	12.756421	9.15%	146	2004
	9.487958	11.686811	23.18%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	17.394871	16.256052	-6.55%	9,665	2007
	14.876558	17.394871	16.93%	8,757	2006
	14.374161	14.876558	3.50%	8,827	2005
	12.755471	14.374161	12.69%	4,020	2004
	10.032787	12.755471	27.14%	1,675	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.204526	16.806512	37.71%	652	2007
	11.356881	12.204526	7.46%	0	2006
	10.000000	11.356881	13.57%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.942140	11.824411	8.06%	6,721	2007
	10.912644	10.942140	0.27%	5,904	2006
	10.885870	10.912644	0.25%	5,471	2005
	10.423563	10.885870	4.44%	5,387	2004
	10.000000	10.423563	4.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.877364	14.586751	-1.95%	3,546	2007
	13.174239	14.877364	12.93%	3,546	2006
	12.446927	13.174239	5.84%	3,546	2005
	10.346504	12.446927	20.30%	3,893	2004
	7.608241	10.346504	35.99%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	15.601559	16.166215	3.62%	9,281	2007
	13.720176	15.601559	13.71%	14,773	2006
	13.310244	13.720176	3.08%	15,561	2005
	12.220432	13.310244	8.92%	16,981	2004
	9.668759	12.220432	26.39%	4,293	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	14.076541	14.844479	5.46%	4,514	2007
	12.272357	14.076541	14.70%	5,546	2006
	11.941818	12.272357	2.77%	9,610	2005
	11.545348	11.941818	3.43%	9,451	2004
	9.680995	11.545348	19.26%	2,061	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	14.933118	13.075498	-12.44%	0	2007
	14.614713	14.933118	2.18%	0	2006
	14.027267	14.614713	4.19%	0	2005
	12.798373	14.027267	9.60%	0	2004
	9.871733	12.798373	29.65%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.304672	14.504505	-11.04%	0	2007
	14.181128	16.304672	14.97%	0	2006
	13.712454	14.181128	3.42%	0	2005
	12.687593	13.712454	8.08%	0	2004
	10.096371	12.687593	25.66%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	14.540458	15.734015	8.21%	0	2007
	12.723424	14.540458	14.28%	0	2006
	12.675650	12.723424	0.38%	0	2005
	11.990118	12.675650	5.72%	0	2004
	9.806426	11.990118	22.27%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.274872	11.347156	10.44%	5,185	2007
	10.000000	10.274872	2.75%	558	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.021700	11.436778	3.77%	0	2007
	10.745289	11.021700	2.57%	0	2006
	10.780020	10.745289	-0.32%	0	2005
	10.571070	10.780020	1.98%	0	2004
	10.255017	10.571070	3.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	17.922614	20.749001	15.77%	35,669	2007
	16.295177	17.922614	9.99%	34,987	2006
	14.153094	16.295177	15.14%	29,717	2005
	12.451863	14.153094	13.66%	27,127	2004
	9.840966	12.451863	26.53%	16,679	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.421426	22.166660	43.74%	659	2007
	13.397838	15.421426	15.10%	293	2006
	10.000000	13.397838	33.98%	293	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	17.207839	17.199037	-0.05%	19,838	2007
	14.536795	17.207839	18.37%	18,738	2006
	13.950611	14.536795	4.20%	17,405	2005
	12.706921	13.950611	9.79%	15,818	2004
	9.901010	12.706921	28.34%	5,236	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.576214	12.387169	7.01%	0	2007
	10.702911	11.576214	8.16%	0	2006
	10.000000	10.702911	7.03%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.139095	13.174575	8.53%	0	2007
	11.009831	12.139095	10.26%	0	2006
	10.000000	11.009831	10.10%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.503823	13.707750	9.63%	0	2007
	11.218152	12.503823	11.46%	0	2006
	10.000000	11.218152	12.18%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	13.839777	17.300364	25.00%	3,072	2007
	13.156847	13.839777	5.19%	2,937	2006
	12.634427	13.156847	4.13%	2,950	2005
	12.413245	12.634427	1.78%	2,963	2004
	9.488827	12.413245	30.82%	225	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	11.241547	11.547758	2.72%	57,565	2007
	10.936801	11.241547	2.79%	8,593	2006
	10.874412	10.936801	0.57%	5,540	2005
	10.574572	10.874412	2.84%	4,638	2004
	10.209238	10.574572	3.58%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.965041	25.003009	13.83%	18,142	2007
	19.798013	21.965041	10.95%	16,990	2006
	16.995970	19.798013	16.49%	17,496	2005
	13.813758	16.995970	23.04%	15,468	2004
	10.123242	13.813758	36.46%	7,665	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.135251	24.416133	15.52%	0	2007
	18.181518	21.135251	16.25%	0	2006
	15.507540	18.181518	17.24%	0	2005
	13.865700	15.507540	11.84%	0	2004
	9.821337	13.865700	41.18%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.041844	17.377893	15.53%	8,589	2007
	12.935248	15.041844	16.29%	8,354	2006
	11.036651	12.935248	17.20%	8,798	2005
	10.000000	11.036651	10.37%	9,639	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	19.554352	20.348861	4.06%	783	2007
	17.077400	19.554352	14.50%	819	2006
	16.891777	17.077400	1.10%	928	2005
	15.033681	16.891777	12.36%	1,584	2004
	9.679145	15.033681	55.32%	1,290	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.119465	11.386418	2.40%	0	2007
	10.000000	11.119465	11.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	15.920098	15.289716	-3.96%	24,361	2007
	13.771163	15.920098	15.60%	24,827	2006
	13.489822	13.771163	2.09%	30,854	2005
	12.313180	13.489822	9.56%	28,141	2004
	10.013325	12.313180	22.97%	14,459	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	20.324935	19.581863	-3.66%	11,460	2007
	17.602739	20.324935	15.46%	11,306	2006
	16.396455	17.602739	7.36%	10,626	2005
	13.424512	16.396455	22.14%	9,127	2004
	10.294188	13.424512	30.41%	5,257	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.058441	20.396752	27.02%	0	2007
	12.693852	16.058441	26.51%	0	2006
	10.000000	12.693852	26.94%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	19.803722	22.566021	13.95%	876	2007
	16.520861	19.803722	19.87%	895	2006
	15.192889	16.520861	8.74%	895	2005
	12.986690	15.192889	16.99%	1,015	2004
	9.951836	12.986690	30.50%	373	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	15.019561	17.112903	13.94%	22,140	2007
	12.528108	15.019561	19.89%	4,210	2006
	11.524879	12.528108	8.70%	661	2005
	10.000000	11.524879	15.25%	681	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.910552	11.955957	9.58%	285	2007
	9.795784	10.910552	11.38%	285	2006
	10.000000	9.795784	-2.04%	286	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.694031	14.905415	8.85%	0	2007
	12.565239	13.694031	8.98%	0	2006
	11.824420	12.565239	6.27%	0	2005
	11.062699	11.824420	6.89%	0	2004
	9.855934	11.062699	12.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	8.324005	11.224905	34.85%	839	2007
	7.728765	8.324005	7.70%	0	2006
	6.956739	7.728765	11.10%	0	2005
	5.974796	6.956739	16.43%	0	2004
	5.034738	5.974796	18.67%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.923216	17.726270	4.75%	0	2007
	15.478600	16.923216	9.33%	0	2006
	14.139002	15.478600	9.47%	0	2005
	12.195325	14.139002	15.94%	0	2004
	10.000000	12.195325	21.95%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	12.798004	16.169774	26.35%	0	2007
	8.842730	12.798004	44.73%	0	2006
	6.790064	8.842730	30.23%	0	2005
	5.796339	6.790064	17.14%	0	2004
	4.365171	5.796339	32.79%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	22.723853	28.722913	26.40%	2,595	2007
	15.693805	22.723853	44.80%	447	2006
	12.043732	15.693805	30.31%	381	2005
	10.279042	12.043732	17.17%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	22.242677	22.999418	3.40%	20,475	2007
	21.626126	22.242677	2.85%	1,307	2006
	21.598449	21.626126	0.13%	76	2005
	21.713731	21.598449	-0.53%	76	2004
	21.479034	21.713731	1.09%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	13.267666	14.537877	9.57%	1,758	2007
	12.526928	13.267666	5.91%	1,758	2006
	12.176780	12.526928	2.88%	6,949	2005
	11.320043	12.176780	7.57%	6,861	2004
	9.354501	11.320043	21.01%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	17.207931	18.272661	6.19%	3,680	2007
	14.467296	17.207931	18.94%	3,111	2006
	13.767014	14.467296	5.09%	0	2005
	12.147415	13.767014	13.33%	0	2004
	9.869025	12.147415	23.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	14.474772	14.359125	-0.80%	4,657	2007
	13.933135	14.474772	3.89%	4,657	2006
	13.718625	13.933135	1.56%	4,657	2005
	12.423729	13.718625	10.42%	4,657	2004
	10.064686	12.423729	23.44%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.194545	14.459164	1.86%	29,544	2007
	11.648871	14.194545	21.85%	3,193	2006
	10.000000	11.648871	16.49%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.252541	22.012857	20.60%	344	2007
	16.154667	18.252541	12.99%	696	2006
	14.429730	16.154667	11.95%	775	2005
	12.599532	14.429730	14.53%	789	2004
	10.000000	12.599532	26.00%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.659329	12.875354	1.71%	0	2007
	11.561364	12.659329	9.50%	0	2006
	10.000000	11.561364	15.61%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.235057	17.242756	6.21%	40,550	2007
	14.466052	16.235057	12.23%	3,640	2006
	13.715555	14.466052	5.47%	0	2005
	12.267143	13.715555	11.81%	0	2004
	10.000000	12.267143	22.67%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.465796	10.963349	4.75%	74,022	2007
	10.000000	10.465796	4.66%	10,721	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.447849	10.618787	1.64%	12,744	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.748441	12.131768	12.87%	648	2007
	10.000000	10.748441	7.48%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.274872	11.347156	10.44%	5,185	2007
	10.000000	10.274872	2.75%	558	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.806149	-1.94%	12,891	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.871846	15.137562	1.79%	195	2007
	13.622705	14.871846	9.17%	196	2006
	13.480743	13.622705	1.05%	197	2005
	12.405721	13.480743	8.67%	197	2004
	10.279592	12.405721	20.68%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	0	2006
	10.000000	10.449767	4.50%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.477761	47.971861	43.29%	0	2007
	24.881631	33.477761	34.55%	0	2006
	19.049500	24.881631	30.62%	0	2005
	16.025282	19.049500	18.87%	0	2004
	9.860071	16.025282	62.53%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.719891	29.743382	43.55%	42	2007
	15.372422	20.719891	34.79%	0	2006
	11.755232	15.372422	30.77%	0	2005
	10.000000	11.755232	17.55%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.640888	26.827478	18.49%	0	2007
	16.703146	22.640888	35.55%	0	2006
	15.936458	16.703146	4.81%	0	2005
	12.462663	15.936458	27.87%	0	2004
	10.000000	12.462663	24.63%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	22.052089	21.456790	-2.70%	0	2007
	18.605015	22.052089	18.53%	0	2006
	17.014163	18.605015	9.35%	0	2005
	14.274400	17.014163	19.19%	0	2004
	10.000000	14.274400	42.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – NQ	46.560513	49.241453	5.76%	5,638	2007
	45.646904	46.560513	2.00%	604	2006
	44.784890	45.646904	1.92%	0	2005
	43.941314	44.784890	1.92%	0	2004
	43.647039	43.941314	0.67%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q	46.683808	49.371850	5.76%	4,643	2007
	45.767774	46.683808	2.00%	63	2006
	44.903489	45.767774	1.92%	0	2005
	44.057681	44.903489	1.92%	0	2004
	43.762624	44.057681	0.67%	0	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.903349	17.724067	11.45%	0	2007
	15.729413	15.903349	1.11%	0	2006
	14.729970	15.729413	6.79%	0	2005
	13.874377	14.729970	6.17%	339	2004
	10.000000	13.874377	38.74%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.646808	11.871221	11.50%	67	2007
	10.532071	10.646808	1.09%	601	2006
	9.858571	10.532071	6.83%	540	2005
	10.000000	9.858571	-1.41%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.868126	11.733135	7.96%	0	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.670602	12.137877	4.00%	14,433	2007
	11.137379	11.670602	4.79%	2,251	2006
	10.922479	11.137379	1.97%	3,788	2005
	10.574381	10.922479	3.29%	0	2004
	9.928642	10.574381	6.50%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.478314	13.036813	4.48%	5,257	2007
	11.660102	12.478314	7.02%	5,327	2006
	11.306072	11.660102	3.13%	3,345	2005
	10.689699	11.306072	5.77%	2,520	2004
	9.525559	10.689699	12.22%	1,021	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.219043	13.784623	4.28%	111,140	2007
	12.027221	13.219043	9.91%	51,394	2006
	11.567029	12.027221	3.98%	25,613	2005
	10.699107	11.567029	8.11%	23,534	2004
	9.029424	10.699107	18.49%	15,958	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.181041	14.856478	4.76%	41,350	2007
	12.543415	14.181041	13.06%	24,545	2006
	11.868786	12.543415	5.68%	8,055	2005
	10.727781	11.868786	10.64%	6,115	2004
	8.582311	10.727781	25.00%	1,061	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.815857	15.493447	4.57%	13,275	2007
	12.843911	14.815857	15.35%	12,274	2006
	12.056354	12.843911	6.53%	1,948	2005
	10.712555	12.056354	12.54%	0	2004
	8.230619	10.712555	30.15%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.764699	17.989902	7.31%	22,374	2007
	15.490827	16.764699	8.22%	2,211	2006
	14.319629	15.490827	8.18%	626	2005
	12.592593	14.319629	13.71%	917	2004
	10.000000	12.592593	25.93%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.467452	16.419290	6.15%	8,581	2007
	14.260369	15.467452	8.46%	9,929	2006
	12.888304	14.260369	10.65%	10,618	2005
	11.282992	12.888304	14.23%	10,954	2004
	8.489668	11.282992	32.90%	4,916	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	27.307869	28.242616	3.42%	6,300	2007
	26.467505	27.307869	3.18%	139	2006
	26.118303	26.467505	1.34%	0	2005
	26.249330	26.118303	-0.50%	0	2004
	26.429711	26.249330	-0.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.757132	22.054335	1.37%	0	2007
	18.008566	21.757132	20.82%	0	2006
	16.321407	18.008566	10.34%	0	2005
	13.780335	16.321407	18.44%	0	2004
	10.000000	13.780335	37.80%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.316120	15.523801	1.36%	27,845	2007
	12.676866	15.316120	20.82%	7,013	2006
	11.487724	12.676866	10.35%	5,661	2005
	10.000000	11.487724	14.88%	6,326	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	15.390318	16.632192	8.07%	0	2007
	15.140488	15.390318	1.65%	0	2006
	14.237962	15.140488	6.34%	0	2005
	12.746909	14.237962	11.70%	0	2004
	9.633382	12.746909	32.32%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	21.102377	19.320964	-8.44%	0	2007
	18.258013	21.102377	15.58%	0	2006
	17.997246	18.258013	1.45%	0	2005
	15.585302	17.997246	15.48%	1,292	2004
	10.093088	15.585302	54.42%	1,224	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	19.757971	19.869164	0.56%	13,719	2007
	17.912423	19.757971	10.30%	10,506	2006
	16.202371	17.912423	10.55%	10,566	2005
	13.819816	16.202371	17.24%	13,647	2004
	9.957641	13.819816	38.79%	9,434	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	15.463284	16.465810	6.48%	37,890	2007
	13.815048	15.463284	11.93%	4,051	2006
	13.075974	13.815048	5.65%	734	2005
	12.095064	13.075974	8.11%	734	2004
	9.631161	12.095064	25.58%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.834226	19.937090	18.43%	0	2007
	15.410021	16.834226	9.24%	0	2006
	15.734400	15.410021	-2.06%	0	2005
	15.323692	15.734400	2.68%	0	2004
	10.000000	15.323692	53.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.683209	13.825862	18.34%	59	2007
	10.644696	11.683209	9.76%	0	2006
	10.868748	10.644696	-2.06%	0	2005
	10.000000	10.868748	8.69%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.930337	21.609780	20.52%	0	2007
	18.258085	17.930337	-1.80%	0	2006
	16.560441	18.258085	10.25%	0	2005
	14.967605	16.560441	10.64%	0	2004
	10.000000	14.967605	49.68%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.469006	17.752445	-3.88%	28,107	2007
	16.192125	18.469006	14.06%	8,019	2006
	15.781205	16.192125	2.60%	5,854	2005
	13.655878	15.781205	15.56%	5,919	2004
	10.000000	13.655878	36.56%	1,071	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	13.744499	14.192221	3.26%	2,071	2007
	13.282416	13.744499	3.48%	1,097	2006
	13.169765	13.282416	0.86%	1,136	2005
	12.524864	13.169765	5.15%	1,136	2004
	11.318419	12.524864	10.66%	927	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	14.104762	15.849664	12.37%	5,081	2007
	13.270639	14.104762	6.29%	6,476	2006
	12.821504	13.270639	3.50%	6,955	2005
	12.184274	12.821504	5.23%	9,530	2004
	9.445866	12.184274	28.99%	727	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.055531	15.758973	4.67%	10,894	2007
	12.992657	15.055531	15.88%	11,723	2006
	11.541948	12.992657	12.57%	11,723	2005
	10.000000	11.541948	15.42%	12,106	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	20.912021	21.893774	4.69%	12,396	2007
	18.052172	20.912021	15.84%	12,520	2006
	16.034748	18.052172	12.58%	12,526	2005
	13.665977	16.034748	17.33%	12,530	2004
	9.691813	13.665977	41.01%	8,126	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.564859	-4.35%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.619771	14.361027	-1.77%	0	2007
	13.560670	14.619771	7.81%	0	2006
	13.468722	13.560670	0.68%	0	2005
	12.550232	13.468722	7.32%	387	2004
	10.271522	12.550232	22.18%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	15.432190	15.862795	2.79%	35,682	2007
	13.624187	15.432190	13.27%	6,679	2006
	13.053733	13.624187	4.37%	3,249	2005
	12.117465	13.053733	7.73%	3,233	2004
	9.709898	12.117465	24.79%	1,966	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	20.016715	19.480088	-2.68%	7,246	2007
	17.687066	20.016715	13.17%	752	2006
	16.332647	17.687066	8.29%	123	2005
	13.884675	16.332647	17.63%	123	2004
	9.752555	13.884675	42.37%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	16.051376	14.884906	-7.27%	0	2007
	14.029907	16.051376	14.41%	0	2006
	13.507943	14.029907	3.86%	0	2005
	12.317191	13.507943	9.67%	0	2004
	10.000000	12.317191	23.17%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.313744	21.725661	6.95%	0	2007
	16.113855	20.313744	26.06%	0	2006
	14.550645	16.113855	10.74%	0	2005
	12.687488	14.550645	14.68%	0	2004
	10.000000	12.687488	26.87%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.225376	13.773061	4.14%	0	2007
	12.708328	13.225376	4.07%	0	2006
	12.181758	12.708328	4.32%	0	2005
	11.750819	12.181758	3.67%	0	2004
	10.000000	11.750819	17.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.104732	13.438543	11.02%	11,056	2007
	11.217284	12.104732	7.91%	0	2006
	10.000000	11.217284	12.17%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.349272	12.557123	1.68%	1,647	2007
	10.545036	12.349272	17.11%	814	2006
	10.000000	10.545036	5.45%	815	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.309047	10.706187	3.85%	2,812	2007
	10.040276	10.309047	2.68%	0	2006
	10.000000	10.040276	0.40%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.908291	11.327507	3.84%	42,319	2007
	10.671566	10.908291	2.22%	10,485	2006
	10.402509	10.671566	2.59%	0	2005
	10.127043	10.402509	2.72%	0	2004
	10.000000	10.127043	1.27%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.584745	17.414657	5.00%	0	2007
	15.164315	16.584745	9.37%	0	2006
	13.700788	15.164315	10.68%	0	2005
	12.610241	13.700788	8.65%	0	2004
	10.000000	12.610241	26.10%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.470679	23.245056	-18.35%	3,302	2007
	20.952141	28.470679	35.88%	3,320	2006
	18.181654	20.952141	15.24%	515	2005
	13.537734	18.181654	34.30%	1,783	2004
	10.000000	13.537734	35.38%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	34.020876	41.071883	20.73%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.617860	11.276777	6.21%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.433777	10.779051	3.31%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.547716	15.217233	12.32%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.431658	-5.68%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.354699	10.852071	4.80%	0	2007*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.797806	17.786607	-0.06%	4,358	2007
	15.981598	17.797806	11.36%	4,358	2006
	15.373394	15.981598	3.96%	6,573	2005
	14.066959	15.373394	9.29%	6,885	2004
	10.000000	14.066959	40.67%	3,236	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.686972	17.280812	10.16%	5,137	2007
	15.000380	15.686972	4.58%	5,137	2006
	14.010856	15.000380	7.06%	5,137	2005
	13.363490	14.010856	4.84%	5,137	2004
	10.000000	13.363490	33.63%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.603447	21.366241	8.99%	0	2007
	17.101020	19.603447	14.63%	0	2006
	15.872381	17.101020	7.74%	0	2005
	13.965326	15.872381	13.66%	0	2004
	10.000000	13.965326	39.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.856937	18.461268	3.38%	3,636	2007
	15.480541	17.856937	15.35%	3,730	2006
	15.009864	15.480541	3.14%	3,835	2005
	13.687020	15.009864	9.66%	3,950	2004
	10.000000	13.687020	36.87%	4,074	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.563843	20.584087	0.10%	893	2007
	18.261561	20.563843	12.61%	927	2006
	17.368350	18.261561	5.14%	927	2005
	14.793193	17.368350	17.41%	927	2004
	10.000000	14.793193	47.93%	257	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.743553	17.417966	-1.83%	2,152	2007
	15.404684	17.743553	15.18%	2,152	2006
	14.947564	15.404684	3.06%	2,152	2005
	13.466442	14.947564	11.00%	2,152	2004
	10.000000	13.466442	34.66%	2,152	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.155172	23.432159	16.26%	0	2007
	16.386127	20.155172	23.00%	0	2006
	14.692453	16.386127	11.53%	0	2005
	12.982838	14.692453	13.17%	0	2004
	10.000000	12.982838	29.83%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.436105	17.943107	16.24%	1,996	2007
	12.537328	15.436105	23.12%	2,104	2006
	11.254713	12.537328	11.40%	0	2005
	10.000000	11.254713	12.55%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.279416	12.774928	-3.80%	0	2007
	11.201786	13.279416	18.55%	0	2006
	10.000000	11.201786	12.02%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.616854	16.223342	19.14%	4,446	2007
	14.294051	13.616854	-4.74%	4,983	2006
	14.215716	14.294051	0.55%	4,769	2005
	13.036956	14.215716	9.04%	6,605	2004
	10.000000	13.036956	30.37%	1,078	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.477480	17.250183	-6.64%	4,846	2007
	15.818406	18.477480	16.81%	5,055	2006
	15.299668	15.818406	3.39%	6,313	2005
	13.590519	15.299668	12.58%	11,689	2004
	10.000000	13.590519	35.91%	8,562	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.184009	16.761198	37.57%	0	2007
	11.349262	12.184009	7.36%	0	2006
	10.000000	11.349262	13.49%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.897925	11.764634	7.95%	12,360	2007
	10.879541	10.897925	0.17%	12,504	2006
	10.863822	10.879541	0.14%	13,947	2005
	10.413001	10.863822	4.33%	13,948	2004
	10.000000	10.413001	4.13%	1,950	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	14.807242	14.503198	-2.05%	1,397	2007
	13.125399	14.807242	12.81%	1,397	2006
	12.413331	13.125399	5.74%	2,594	2005
	10.329023	12.413331	20.18%	2,610	2004
	7.603070	10.329023	35.85%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.936638	17.531735	3.51%	8,357	2007
	14.909312	16.936638	13.60%	8,425	2006
	14.478475	14.909312	2.98%	9,732	2005
	13.306493	14.478475	8.81%	7,443	2004
	10.000000	13.306493	33.06%	534	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.408556	16.232610	5.35%	0	2007
	13.447233	15.408556	14.59%	0	2006
	13.098276	13.447233	2.66%	0	2005
	12.676249	13.098276	3.33%	0	2004
	10.000000	12.676249	26.76%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.040210	14.030554	-12.53%	0	2007
	15.714074	16.040210	2.08%	0	2006
	15.097688	15.714074	4.08%	0	2005
	13.788981	15.097688	9.49%	0	2004
	10.000000	13.788981	37.89%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.065513	15.165878	-11.13%	1,896	2007
	14.857889	17.065513	14.86%	1,896	2006
	14.381377	14.857889	3.31%	1,896	2005
	13.320016	14.381377	7.97%	1,896	2004
	10.000000	13.320016	33.20%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.678084	16.947745	8.10%	0	2007
	13.732760	15.678084	14.17%	0	2006
	13.695033	13.732760	0.28%	0	2005
	12.967508	13.695033	5.61%	0	2004
	10.000000	12.967508	29.68%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.267965	11.327974	10.32%	292	2007
	10.000000	10.267965	2.68%	311	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.659108	11.049264	3.66%	2,812	2007
	10.402291	10.659108	2.47%	2,849	2006
	10.446467	10.402291	-0.42%	2,977	2005
	10.254363	10.446467	1.87%	10,449	2004
	10.000000	10.254363	2.54%	12,926	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.197170	22.201922	15.65%	21,232	2007
	17.471653	19.197170	9.88%	23,735	2006
	15.190243	17.471653	15.02%	26,879	2005
	13.377903	15.190243	13.55%	40,669	2004
	10.000000	13.377903	33.78%	29,239	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.395506	22.106855	43.59%	0	2007
	13.388857	15.395506	14.99%	0	2006
	10.000000	13.388857	33.89%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.522872	18.494533	-0.15%	8,344	2007
	15.663521	18.522872	18.25%	10,525	2006
	15.047094	15.663521	4.10%	10,706	2005
	13.719547	15.047094	9.68%	24,163	2004
	10.000000	13.719547	37.20%	23,598	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.556756	12.353759	6.90%	0	2007
	10.695724	11.556756	8.05%	0	2006
	10.000000	10.695724	6.96%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.118680	13.139021	8.42%	0	2007
	11.002430	12.118680	10.15%	0	2006
	10.000000	11.002430	10.02%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.482803	13.670760	9.52%	0	2007
	11.210612	12.482803	11.35%	0	2006
	10.000000	11.210612	12.11%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.407887	19.240959	24.88%	2,227	2007
	14.662392	15.407887	5.08%	2,227	2006
	14.094424	14.662392	4.03%	2,227	2005
	13.861724	14.094424	1.68%	2,227	2004
	10.000000	13.861724	38.62%	2,156	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.929789	11.216062	2.62%	1,139	2007
	10.644254	10.929789	2.68%	688	2006
	10.594241	10.644254	0.47%	657	2005
	10.312578	10.594241	2.73%	0	2004
	10.000000	10.312578	3.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.747258	25.867043	13.71%	10,790	2007
	20.523782	22.747258	10.83%	10,790	2006
	17.636821	20.523782	16.37%	11,340	2005
	14.349148	17.636821	22.91%	10,508	2004
	10.000000	14.349148	43.49%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.500984	25.967400	15.41%	1,653	2007
	19.375962	22.500984	16.13%	1,653	2006
	16.543030	19.375962	17.12%	1,653	2005
	14.806560	16.543030	11.73%	1,653	2004
	10.000000	14.806560	48.07%	1,160	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.001417	17.313521	15.41%	1,627	2007
	12.913528	15.001417	16.17%	1,627	2006
	11.029257	12.913528	17.08%	0	2005
	10.000000	11.029257	10.29%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.595759	22.450321	3.96%	0	2007
	18.879295	21.595759	14.39%	0	2006
	18.692960	18.879295	1.00%	0	2005
	16.653600	18.692960	12.25%	0	2004
	10.000000	16.653600	66.54%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.112000	11.367190	2.30%	0	2007
	10.000000	11.112000	11.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	17.000729	16.310914	-4.06%	20,930	2007
	14.720795	17.000729	15.49%	21,069	2006
	14.434646	14.720795	1.98%	23,283	2005
	13.188961	14.434646	9.44%	22,882	2004
	10.000000	13.188961	31.89%	3,512	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.759128	20.942246	-3.75%	5,145	2007
	18.863905	21.759128	15.35%	6,522	2006
	17.588961	18.863905	7.25%	6,544	2005
	14.415457	17.588961	22.01%	6,460	2004
	10.000000	14.415457	44.15%	2,960	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.031468	20.341744	26.89%	0	2007
	12.685336	16.031468	26.38%	0	2006
	10.000000	12.685336	26.85%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.943158	23.840090	13.83%	9,079	2007
	17.489069	20.943158	19.75%	10,765	2006
	16.099536	17.489069	8.63%	10,916	2005
	13.775628	16.099536	16.87%	10,979	2004
	10.000000	13.775628	37.76%	8,469	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.979195	17.049528	13.82%	8,855	2007
	12.507070	14.979195	19.77%	9,208	2006
	11.517158	12.507070	8.60%	7,800	2005
	10.000000	11.517158	15.17%	7,510	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.892205	11.923696	9.47%	0	2007
	9.789202	10.892205	11.27%	0	2006
	10.000000	9.789202	-2.11%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.242953	15.487109	8.74%	0	2007
	13.082126	14.242953	8.87%	0	2006
	12.323285	13.082126	6.16%	0	2005
	11.541117	12.323285	6.78%	0	2004
	10.000000	11.541117	15.41%	588	2003*

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	8.268002	11.138031	34.71%	0	2007
	7.684530	8.268002	7.59%	0	2006
	6.923914	7.684530	10.99%	0	2005
	5.952624	6.923914	16.32%	0	2004
	5.021131	5.952624	18.55%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.860527	17.642610	4.64%	0	2007
	15.436859	16.860527	9.22%	0	2006
	14.115127	15.436859	9.36%	0	2005
	12.187076	14.115127	15.82%	0	2004
	10.000000	12.187076	21.87%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	0	2006
	6.757977	8.792060	30.10%	0	2005
	5.774793	6.757977	17.03%	0	2004
	4.353358	5.774793	32.65%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	22.616725	28.558402	26.27%	138	2007
	15.635606	22.616725	44.65%	154	2006
	12.011186	15.635606	30.18%	0	2005
	10.261664	12.011186	17.05%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	14.545241	15.024784	3.30%	1,929	2007
	14.156362	14.545241	2.75%	1,897	2006
	14.152545	14.156362	0.03%	1,587	2005
	14.242517	14.152545	-0.63%	1,587	2004
	14.102863	14.242517	0.99%	1,587	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.762979	16.159875	9.46%	3,029	2007
	13.952853	14.762979	5.81%	3,029	2006
	13.576552	13.952853	2.77%	3,029	2005
	12.634137	13.576552	7.46%	3,029	2004
	10.000000	12.634137	26.34%	1,847	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.535799	19.662660	6.08%	13,885	2007
	15.599446	18.535799	18.82%	14,032	2006
	14.859361	15.599446	4.98%	14,032	2005
	13.124558	14.859361	13.22%	14,032	2004
	10.000000	13.124558	31.25%	1,128	2003*

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.762830	15.620961	-0.90%	733	2007
	15.188342	15.762830	3.78%	733	2006
	14.969638	15.188342	1.46%	733	2005
	13.570410	14.969638	10.31%	733	2004
	10.000000	13.570410	35.70%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.170679	14.420164	1.76%	2,271	2007
	11.641048	14.170679	21.73%	2,344	2006
	10.000000	11.641048	16.41%	1,378	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.178848	21.901658	20.48%	2,256	2007
	16.105719	18.178848	12.87%	2,318	2006
	14.400532	16.105719	11.84%	2,404	2005
	12.586788	14.400532	14.41%	7,751	2004
	10.000000	12.586788	25.87%	10,649	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.638066	12.840621	1.60%	0	2007
	11.553602	12.638066	9.39%	0	2006
	10.000000	11.553602	15.54%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.174949	17.161420	6.10%	1,438	2007
	14.427067	16.174949	12.12%	1,286	2006
	13.692407	14.427067	5.37%	1,273	2005
	12.258858	13.692407	11.69%	0	2004
	10.000000	12.258858	22.59%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.458763	10.944829	4.65%	0	2007
	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.440837	10.600857	1.53%	0	2007
	10.000000	10.440837	4.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.741225	12.111276	12.76%	0	2007
	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.267965	11.327974	10.32%	292	2007
	10.000000	10.267965	2.68%	311	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.799507	-2.00%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.272235	14.512438	1.68%	4,156	2007
	13.086687	14.272235	9.06%	7,579	2006
	12.963415	13.086687	0.95%	8,246	2005
	11.941737	12.963415	8.56%	8,249	2004
	10.000000	11.941737	19.42%	7,951	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.388285	11.583704	1.72%	0	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	34.804302	49.821966	43.15%	2,308	2007
	25.893704	34.804302	34.41%	2,323	2006
	19.844365	25.893704	30.48%	2,375	2005
	16.710884	19.844365	18.75%	5,720	2004
	10.000000	16.710884	67.11%	5,693	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.664232	29.633297	43.40%	2,786	2007
	15.346624	20.664232	34.65%	2,786	2006
	11.747354	15.346624	30.64%	3,363	2005
	10.000000	11.747354	17.47%	3,413	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.552315	26.695327	18.37%	0	2007
	16.654605	22.552315	35.41%	0	2006
	15.906209	16.654605	4.71%	0	2005
	12.451615	15.906209	27.74%	0	2004
	10.000000	12.451615	24.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.965765	21.351010	-2.80%	337	2007
	18.550938	21.965765	18.41%	337	2006
	16.981872	18.550938	9.24%	337	2005
	14.261747	16.981872	19.07%	337	2004
	10.000000	14.261747	42.62%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	17.424520	18.409051	5.65%	1,356	2007
	17.099900	17.424520	1.90%	1,136	2006
	16.793946	17.099900	1.82%	1,076	2005
	16.494330	16.793946	1.82%	630	2004
	16.400486	16.494330	0.57%	0	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.841090	17.636703	11.34%	360	2007
	15.683700	15.841090	1.00%	360	2006
	14.702011	15.683700	6.68%	360	2005
	13.862071	14.702011	6.06%	360	2004
	10.000000	13.862071	38.62%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.618183	11.827234	11.39%	0	2007
	10.514369	10.618183	0.99%	0	2006
	9.851960	10.514369	6.72%	0	2005
	10.000000	9.851960	-1.48%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.860812	11.713296	7.85%	0	2007
	10.000000	10.860812	8.61%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.612509	12.065159	3.90%	10,202	2007
	11.093142	11.612509	4.68%	23,066	2006
	10.890089	11.093142	1.86%	10,236	2005
	10.553714	10.890089	3.19%	10,317	2004
	9.919273	10.553714	6.40%	2,542	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.416152	12.958668	4.37%	19,452	2007
	11.613758	12.416152	6.91%	20,581	2006
	11.272511	11.613758	3.03%	31,072	2005
	10.688780	11.272511	5.66%	20,582	2004
	9.516564	10.668780	12.11%	1,386	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.153254	13.702051	4.17%	163,141	2007
	11.979453	13.153254	9.80%	213,783	2006
	11.532734	11.979453	3.87%	232,986	2005
	10.678199	11.532734	8.00%	232,618	2004
	9.020903	10.678199	18.37%	54,415	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.110426	14.767442	4.66%	161,071	2007
	12.493570	14.110426	12.94%	189,533	2006
	11.833566	12.493570	5.58%	202,267	2005
	10.706793	11.833566	10.52%	207,601	2004
	8.574196	10.706793	24.87%	53,474	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.742058	15.400568	4.47%	75,855	2007
	12.792856	14.742058	15.24%	75,909	2006
	12.020568	12.792856	6.42%	76,544	2005
	10.691584	12.020568	12.43%	71,172	2004
	8.222834	10.691584	30.02%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.702617	17.905015	7.20%	852	2007
	15.449073	16.702617	8.11%	565	2006
	14.295467	15.449073	8.07%	722	2005
	12.584085	14.295467	13.60%	0	2004
	10.000000	12.584085	25.84%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	15.363340	16.292154	6.05%	2,629	2007
	14.178717	15.363340	8.35%	2,629	2006
	12.827455	14.178717	10.53%	2,629	2005
	11.241109	12.827455	14.11%	2,410	2004
	8.466716	11.241109	32.77%	1,397	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	13.523375	13.972032	3.32%	15,986	2007
	13.120467	13.523375	3.07%	9,082	2006
	12.960454	13.120467	1.23%	11,183	2005
	13.038682	12.960454	-0.60%	17,272	2004
	13.141597	13.038682	-0.78%	1,025	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.676563	21.950272	1.26%	0	2007
	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005
	13.771025	16.293867	18.32%	0	2004
	10.000000	13.771025	37.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.274950	15.466297	1.25%	2,875	2007
	12.655579	15.274950	20.70%	2,654	2006
	11.480025	12.655579	10.24%	2,180	2005
	10.000000	11.480025	14.80%	1,136	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.576105	17.895428	7.96%	0	2007
	16.323538	16.576105	1.55%	0	2006
	15.365994	16.323538	6.23%	0	2005
	13.770755	15.365994	11.58%	0	2004
	10.000000	13.770755	37.71%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.608166	20.678538	-8.54%	0	2007
	19.580621	22.608166	15.46%	0	2006
	19.320481	19.580621	1.35%	0	2005
	16.748157	19.320481	15.36%	0	2004
	10.000000	16.748157	67.48%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.924832	21.021142	0.46%	787	2007
	18.989474	20.924832	10.19%	919	2006
	17.193948	18.989474	10.44%	913	2005
	14.680450	17.193948	17.12%	764	2004
	10.000000	14.680450	46.80%	340	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.763539	17.832190	6.37%	1,172	2007
	14.991843	16.763539	11.82%	1,047	2006
	14.204152	14.991843	5.55%	1,114	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.768363	19.838852	18.31%	326	2007
	15.365243	16.768363	9.13%	326	2006
	15.704545	15.365243	-2.16%	326	2005
	15.310126	15.704545	2.58%	326	2004
	10.000000	15.310126	53.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.651796	13.774634	18.22%	0	2007
	10.626803	11.651796	9.65%	0	2006
	10.861466	10.626803	-2.16%	0	2005
	10.000000	10.861466	8.61%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.860137	21.503253	20.40%	0	2007
	18.205009	17.860137	-1.89%	0	2006
	16.528990	18.205009	10.14%	0	2005
	14.954334	16.528990	10.53%	0	2004
	10.000000	14.954334	49.54%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.396690	17.664922	-3.98%	734	2007
	16.145038	18.396690	13.95%	774	2006
	15.751236	16.145038	2.50%	1,037	2005
	13.643766	15.751236	15.45%	1,861	2004
	10.000000	13.643766	36.44%	522	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	13.652006	14.082354	3.15%	4,603	2007
	13.206364	13.652006	3.37%	4,603	2006
	13.107595	13.206364	0.75%	4,603	2005
	12.478382	13.107595	5.04%	4,452	2004
	11.287848	12.478382	10.55%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.771697	17.704769	12.26%	17,149	2007
	14.854010	15.771697	6.18%	17,124	2006
	14.365802	14.85401	3.40%	17,149	2005
	13.665671	14.365802	5.12%	16,982	2004
	10.000000	13.665671	36.66%	825	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.015050	15.700597	4.57%	10,496	2007
	12.970830	15.015050	15.76%	10,988	2006
	11.534215	12.970830	12.46%	10,722	2005
	10.000000	11.534215	15.34%	11,403	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.115649	24.176192	4.59%	8,989	2007
	19.974612	23.115649	15.73%	9,065	2006
	17.760277	19.974612	12.47%	9,257	2005
	15.151944	17.760277	17.21%	19,106	2004
	10.000000	15.151944	51.52%	19,575	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.558374	-4.42%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.068968	13.805897	-1.87%	4,275	2007
	13.062968	14.068968	7.70%	4,400	2006
	12.987520	13.062968	0.58%	4,541	2005
	12.114122	12.98752	7.21%	4,695	2004
	10.000000	12.114122	21.14%	3,955	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.664740	17.112284	2.69%	13,010	2007
	14.727210	16.664740	13.16%	13,293	2006
	14.124841	14.727210	4.26%	14,776	2005
	13.125040	14.124841	7.62%	13,899	2004
	10.000000	13.125040	31.25%	3,778	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.741129	21.136700	-2.78%	813	2007
	19.230206	21.741129	13.06%	786	2006
	17.775573	19.230206	8.18%	1,708	2005
	15.126640	17.775573	17.51%	1,561	2004
	10.000000	15.126640	51.27%	1,561	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.991919	14.814649	-7.36%	1,073	2007
	13.992066	15.991919	14.29%	1,073	2006
	13.485135	13.992066	3.76%	1,073	2005
	12.308863	13.485135	9.56%	1,073	2004
	10.000000	12.308863	23.09%	586	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.238481	21.623130	6.84%	0	2007
	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005
	12.678909	14.526080	14.57%	0	2004
	10.000000	12.678909	26.79%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.176388	13.708071	4.04%	0	2007
	12.674067	13.176388	3.96%	0	2006
	12.161196	12.674067	4.22%	0	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.084362	13.402269	10.91%	434	2007
	11.209742	12.084362	7.80%	0	2006
	10.000000	11.209742	12.10%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.328510	12.523251	1.58%	0	2007
	10.537954	12.328510	16.99%	0	2006
	10.000000	10.537954	5.38%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.291711	10.677294	3.75%	0	2007
	10.033533	10.291711	2.57%	0	2006
	10.000000	10.033533	0.34%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.867872	11.274040	3.74%	797	2007
	10.642778	10.867872	2.11%	553	2006
	10.384934	10.642778	2.48%	527	2005
	10.120184	10.384934	2.62%	0	2004
	10.000000	10.120184	1.20%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.517771	17.326672	4.90%	986	2007
	15.118343	16.517771	9.26%	997	2006
	13.673068	15.118343	10.57%	1,034	2005
	12.597484	13.673068	8.54%	3,225	2004
	10.000000	12.597484	25.97%	4,411	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.355777	23.127628	-18.44%	10,277	2007
	20.888661	28.355777	35.75%	10,456	2006
	18.144891	20.888661	15.12%	10,473	2005
	13.524052	18.144891	34.17%	10,642	2004
	10.000000	13.524052	35.24%	311	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	27.875221	33.618251	20.60%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.595056	11.241090	6.10%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.411377	10.744951	3.20%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.518641	15.169114	12.21%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.425264	-5.75%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.332471	10.817743	4.70%	0	2007*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.762884	17.742648	-0.11%	879	2007
	15.958306	17.762884	11.31%	970	2006
	15.358766	15.958306	3.90%	1,070	2005
	14.060710	15.358766	9.23%	0	2004
	10.000000	14.060710	40.61%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.656207	17.238130	10.10%	64	2007
	14.978539	15.656207	4.52%	0	2006
	13.997531	14.978539	7.01%	0	2005
	13.357568	13.997531	4.79%	0	2004
	10.000000	13.357568	33.58%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.565008	21.313470	8.94%	1,374	2007
	17.076125	19.565008	14.58%	1,374	2006
	15.857282	17.076125	7.69%	1,375	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.821918	18.415677	3.33%	16,919	2007
	15.457992	17.821918	15.29%	17,324	2006
	14.995589	15.457992	3.08%	17,324	2005
	13.680938	14.995589	9.61%	17,324	2004
	10.000000	13.680938	36.81%	17,324	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.523508	20.533228	0.05%	0	2007
	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.708752	17.374932	-1.89%	32	2007
	15.382250	17.708752	15.12%	41	2006
	14.933343	15.382250	3.01%	51	2005
	13.460462	14.933343	10.94%	62	2004
	10.000000	13.460462	34.60%	71	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.115677	23.374323	16.20%	0	2007
	16.362291	20.115677	22.94%	0	2006
	14.678498	16.362291	11.47%	0	2005
	12.977083	14.678498	13.11%	0	2004
	10.000000	12.977083	29.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.415331	17.909821	16.18%	268	2007
	12.526789	15.415331	23.06%	0	2006
	11.250930	12.526789	11.34%	1,878	2005
	10.000000	11.250930	12.51%	1,878	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.268243	12.757676	-3.85%	3,836	2007
	11.198017	13.268243	18.49%	0	2006
	10.000000	11.198017	11.98%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.590179	16.183312	19.08%	227	2007
	14.273272	13.590179	-4.79%	227	2006
	14.202224	14.273272	0.50%	227	2005
	13.031173	14.202224	8.99%	227	2004
	10.000000	13.031173	30.31%	252	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.441267	17.207602	-6.69%	2,581	2007
	15.795388	18.441267	16.75%	44	2006
	15.285127	15.795388	3.34%	54	2005
	13.584488	15.285127	12.52%	64	2004
	10.000000	13.584488	35.84%	71	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.173767	16.738584	37.50%	0	2007
	11.345458	12.173767	7.30%	0	2006
	10.000000	11.345458	13.45%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.875866	11.734834	7.90%	4,614	2007
	10.863014	10.875866	0.12%	3,993	2006
	10.852808	10.863014	0.09%	4,132	2005
	10.407723	10.852808	4.28%	0	2004
	10.000000	10.407723	4.08%	0	2003*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.841632	20.403261	-2.10%	832	2007
	18.483738	20.841632	12.76%	802	2006
	17.489811	18.483738	5.68%	1,244	2005
	14.560499	17.489811	20.12%	1,262	2004
	10.000000	14.560499	45.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.903452	17.488454	3.46%	3,556	2007
	14.887634	16.903452	13.54%	3,556	2006
	14.464722	14.887634	2.92%	3,556	2005
	13.300594	14.464722	8.75%	0	2004
	10.000000	13.300594	33.01%	0	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.378321	16.192496	5.29%	1,942	2007
	13.427643	15.378321	14.53%	1,878	2006
	13.085819	13.427643	2.61%	1,878	2005
	12.670615	13.085819	3.28%	1,850	2004
	10.000000	12.670615	26.71%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	16.008777	13.995914	-12.57%	0	2007
	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	0	2004
	10.000000	13.782864	37.83%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	17.032044	15.128411	-11.18%	0	2007
	14.836247	17.032044	14.80%	0	2006
	14.367706	14.836247	3.26%	0	2005
	13.314101	14.367706	7.91%	0	2004
	10.000000	13.314101	33.14%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.647362	16.905907	8.04%	0	2007
	13.712783	15.647362	14.11%	0	2006
	13.682024	13.712783	0.22%	0	2005
	12.961759	13.682024	5.56%	0	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.264514	11.318398	10.27%	12,634	2007
	10.000000	10.264514	2.65%	2,929	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.638170	11.021944	3.61%	3,947	2007
	10.387117	10.638170	2.42%	415	2006
	10.436517	10.387117	-0.47%	0	2005
	10.249802	10.436517	1.82%	0	2004
	10.000000	10.249802	2.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.159517	22.147092	15.59%	13,522	2007
	17.446211	19.159517	9.82%	10,401	2006
	15.175802	17.446211	14.96%	6,066	2005
	13.371956	15.175802	13.49%	3,393	2004
	10.000000	13.371956	33.72%	830	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.382582	22.077040	43.52%	708	2007
	13.384377	15.382582	14.93%	0	2006
	10.000000	13.384377	33.84%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.486577	18.448877	-0.20%	2,373	2007
	15.640738	18.486577	18.20%	1,385	2006
	15.032805	15.640738	4.04%	1,587	2005
	13.713454	15.032805	9.62%	319	2004
	10.000000	13.713454	37.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.547024	12.337060	6.84%	0	2007
	10.692124	11.547024	8.00%	0	2006
	10.000000	10.692124	6.92%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.108491	13.121284	8.36%	0	2007
	10.998738	12.108491	10.09%	0	2006
	10.000000	10.998738	9.99%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.472291	13.652292	9.46%	0	2007
	11.206846	12.472291	11.29%	0	2006
	10.000000	11.206846	12.07%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.377648	19.193419	24.81%	15,972	2007
	14.641028	15.377648	5.03%	16,353	2006
	14.081010	14.641028	3.98%	16,353	2005
	13.855566	14.081010	1.63%	16,353	2004
	10.000000	13.855566	38.56%	16,353	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.908344	11.188349	2.57%	67,933	2007
	10.628749	10.908344	2.63%	21,266	2006
	10.584151	10.628749	0.42%	1,726	2005
	10.307985	10.584151	2.68%	1,568	2004
	10.000000	10.307985	3.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.702642	25.803141	13.66%	5,585	2007
	20.493894	22.702642	10.78%	3,786	2006
	17.620039	20.493894	16.31%	3,615	2005
	14.342766	17.620039	22.85%	2,582	2004
	10.000000	14.342766	43.43%	74	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.456893	25.903296	15.35%	0	2007
	19.347779	22.456893	16.07%	0	2006
	16.527318	19.347779	17.07%	0	2005
	14.799998	16.527318	11.67%	0	2004
	10.000000	14.799998	48.00%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.981232	17.281415	15.35%	167	2007
	12.902681	14.981232	16.11%	0	2006
	11.025556	12.902681	17.03%	1,149	2005
	10.000000	11.025556	10.26%	1,149	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.553444	22.394909	3.90%	38	2007
	18.851828	21.553444	14.33%	44	2006
	18.675210	18.851828	0.95%	51	2005
	16.646222	18.675210	12.19%	59	2004
	10.000000	16.646222	66.46%	65	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.108263	11.357564	2.24%	3,305	2007
	10.000000	11.108263	11.08%	524	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.967418	16.270657	-4.11%	12,288	2007
	14.699382	16.967418	15.43%	12,534	2006
	14.420927	14.699382	1.93%	8,326	2005
	13.183104	14.420927	9.39%	942	2004
	10.000000	13.183104	31.83%	73	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.716467	20.890543	-3.80%	2,653	2007
	18.836445	21.716467	15.29%	1,734	2006
	17.572243	18.836445	7.19%	1,807	2005
	14.409060	17.572243	21.95%	625	2004
	10.000000	14.409060	44.09%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	16.017982	20.314283	26.82%	1,865	2007
	12.681079	16.017982	26.31%	506	2006
	10.000000	12.681079	26.81%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.902132	23.781263	13.77%	0	2007
	17.463638	20.902132	19.69%	0	2006
	16.084249	17.463638	8.58%	0	2005
	13.769523	16.084249	16.81%	0	2004
	10.000000	13.769523	37.70%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.959026	17.017897	13.76%	36,510	2007
	12.496550	14.959026	19.71%	13,505	2006
	11.513291	12.496550	8.54%	4,407	2005
	10.000000	11.513291	15.13%	1,752	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.883058	11.907617	9.41%	4,599	2007
	9.785907	10.883058	11.21%	0	2006
	10.000000	9.785907	-2.14%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	14.215050	15.448892	8.68%	38	2007
	13.063102	14.215050	8.82%	47	2006
	12.311583	13.063102	6.10%	57	2005
	11.536001	12.311583	6.72%	68	2004
	10.000000	11.536001	15.36%	77	2003*

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.295382	23.287160	34.64%	0	2007
	16.082991	17.295382	7.54%	0	2006
	14.498416	16.082991	10.93%	0	2005
	12.470909	14.498416	16.26%	0	2004
	10.000000	12.470909	24.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.829258	17.600922	4.59%	41	2007
	15.416025	16.829258	9.17%	50	2006
	14.103200	15.416025	9.31%	60	2005
	12.182950	14.103200	15.76%	70	2004
	10.000000	12.182950	21.83%	78	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.663379	39.944347	26.15%	0	2007
	21.910860	31.663379	44.51%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406470	44.06%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.417829	27.030761	26.21%	5,804	2007
	14.814258	21.417829	44.58%	3,773	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.265712	10.598750	3.24%	61,883	2007
	9.996311	10.265712	2.70%	22,348	2006
	9.998672	9.996311	-0.02%	1,204	2005
	10.067340	9.998672	-0.68%	0	2004
	10.000000	10.067340	0.67%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.734025	16.119965	9.41%	35	2007
	13.932529	14.734025	5.75%	44	2006
	13.563648	13.932529	2.72%	54	2005
	12.628530	13.563648	7.40%	64	2004
	10.000000	12.628530	26.29%	71	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.499487	19.614133	6.03%	1,338	2007
	15.576752	18.499487	18.76%	491	2006
	14.845260	15.576752	4.93%	0	2005
	13.118740	14.845260	13.16%	0	2004
	10.000000	13.118740	31.19%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.731913	15.582366	-0.95%	0	2007
	15.166231	15.731913	3.73%	0	2006
	14.955415	15.166231	1.41%	123	2005
	13.564388	14.955415	10.25%	193	2004
	10.000000	13.564388	35.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.158762	14.400680	1.71%	47,103	2007
	11.637140	14.158762	21.67%	16,454	2006
	10.000000	11.637140	16.37%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	18.142063	21.846209	20.42%	0	2007
	16.081256	18.142063	12.81%	0	2006
	14.385932	16.081256	11.78%	0	2005
	12.580409	14.385932	14.35%	0	2004
	10.000000	12.580409	25.80%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.627421	12.823261	1.55%	1,498	2007
	11.549723	12.627421	9.33%	0	2006
	10.000000	11.549723	15.50%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	16.144926	17.120830	6.04%	59,934	2007
	14.407573	16.144926	12.06%	21,819	2006
	13.680826	14.407573	5.31%	0	2005
	12.254702	13.680826	11.64%	0	2004
	10.000000	12.254702	22.55%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.455243	10.935557	4.59%	101,041	2007
	10.000000	10.455243	4.55%	5,175	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.437325	10.591896	1.48%	9,786	2007
	10.000000	10.437325	4.37%	1,056	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.737612	12.101040	12.70%	6,707	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.264514	11.318398	10.27%	12,634	2007
	10.000000	10.264514	2.65%	2,929	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.796181	-2.04%	5,497	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.244264	14.476609	1.63%	0	2007
	13.067644	14.244264	9.00%	0	2006
	12.951087	13.067644	0.90%	0	2005
	11.936431	12.951087	8.50%	0	2004
	10.000000	11.936431	19.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	34.736132	49.699069	43.08%	0	2007
	25.856052	34.736132	34.34%	0	2006
	19.825524	25.856052	30.42%	0	2005
	16.703476	19.825524	18.69%	0	2004
	10.000000	16.703476	67.03%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.636451	29.578397	43.33%	620	2007
	15.333741	20.636451	34.58%	0	2006
	11.743412	15.333741	30.57%	0	2005
	10.000000	11.743412	17.43%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.508101	26.629408	18.31%	0	2007
	16.630360	22.508101	35.34%	0	2006
	15.891079	16.630360	4.65%	0	2005
	12.446076	15.891079	27.68%	0	2004
	10.000000	12.446076	24.46%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.922745	21.298334	-2.85%	0	2007
	18.523958	21.922745	18.35%	0	2006
	16.965739	18.523958	9.18%	0	2005
	14.255420	16.965739	19.01%	0	2004
	10.000000	14.255420	42.55%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.622012	11.216466	5.60%	60,354	2007
	10.429398	10.622012	1.85%	18,688	2006
	10.247972	10.429398	1.77%	0	2005
	10.070236	10.247972	1.76%	0	2004
	10.000000	10.070236	0.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.810013	17.593134	11.28%	0	2007
	15.660846	15.810013	0.95%	0	2006
	14.688013	15.660846	6.62%	0	2005
	13.855914	14.688013	6.01%	0	2004
	10.000000	13.855914	38.56%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.603887	11.805302	11.33%	1,821	2007
	10.505537	10.603887	0.94%	0	2006
	9.848659	10.505537	6.67%	0	2005
	10.000000	9.848659	-1.51%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.812489	12.266666	3.84%	6,868	2007
	11.289903	11.812489	4.63%	266	2006
	11.088873	11.289903	1.81%	266	2005
	10.751819	11.088873	3.13%	106	2004
	10.000000	10.751819	7.52%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.326598	13.901805	4.32%	10,836	2007
	12.471677	13.326598	6.85%	11,001	2006
	12.111358	12.471677	2.98%	7,827	2005
	11.468511	12.111358	5.61%	7,251	2004
	10.000000	11.468511	14.69%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	15.048914	15.668811	4.12%	120,178	2007
	13.712890	15.048914	9.74%	103,926	2006
	13.208219	13.712890	3.82%	68,727	2005
	12.235735	13.208219	7.95%	32,199	2004
	10.000000	12.235735	22.36%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	17.202882	17.994723	4.60%	108,236	2007
	15.239381	17.202882	12.88%	63,196	2006
	14.441630	15.239381	5.52%	50,082	2005
	13.073147	14.441630	10.47%	3,730	2004
	10.000000	13.073147	30.73%	819	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.922615	19.757788	4.41%	50,648	2007
	16.428965	18.922615	15.18%	47,850	2006
	15.444974	16.428965	6.37%	47,439	2005
	13.744350	15.444974	12.37%	35,733	2004
	10.000000	13.744350	37.44%	34,829	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.671625	17.862683	7.14%	30,922	2007
	15.428208	16.671625	8.06%	9,481	2006
	14.283377	15.428208	8.02%	0	2005
	12.579819	14.283377	13.54%	0	2004
	10.000000	12.579819	25.80%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.561682	20.733734	5.99%	734	2007
	18.062463	19.561682	8.30%	229	2006
	16.349330	18.062463	10.48%	1,025	2005
	14.334701	16.349330	14.05%	1,025	2004
	10.000000	14.334701	43.35%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.274739	10.610205	3.26%	37,361	2007
	9.973663	10.274739	3.02%	4,278	2006
	9.857014	9.973663	1.18%	0	2005
	9.921541	9.857014	-0.65%	10,145	2004
	10.000000	9.921541	-0.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.636358	21.898391	1.21%	0	2007
	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.66%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.254414	15.437631	1.20%	33,697	2007
	12.644950	15.254414	20.64%	10,529	2006
	11.476180	12.644950	10.18%	1,841	2005
	10.000000	11.476180	14.76%	1,841	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.543600	17.851211	7.90%	342	2007
	16.299770	16.543600	1.50%	0	2006
	15.351382	16.299770	6.18%	0	2005
	13.764641	15.351382	11.53%	0	2004
	10.000000	13.764641	37.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.563861	20.627490	-8.58%	0	2007
	19.552135	22.563861	15.40%	0	2006
	19.302125	19.552135	1.30%	0	2005
	16.740734	19.302125	15.30%	0	2004
	10.000000	16.740734	67.41%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.883817	20.969244	0.41%	5,465	2007
	18.961845	20.883817	10.14%	3,226	2006
	17.177624	18.961845	10.39%	0	2005
	14.673942	17.177624	17.06%	0	2004
	10.000000	14.673942	46.74%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.730660	17.788128	6.32%	50,603	2007
	14.970013	16.730660	11.76%	19,828	2006
	14.190647	14.970013	5.49%	0	2005
	13.146093	14.190647	7.95%	0	2004
	10.000000	13.146093	31.46%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.735475	19.789859	18.25%	0	2007
	15.342876	16.735475	9.08%	0	2006
	15.689624	15.342876	-2.21%	0	2005
	15.303329	15.689624	2.52%	0	2004
	10.000000	15.303329	53.03%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.636105	13.749078	18.16%	0	2007
	10.617860	11.636105	9.59%	0	2006
	10.857818	10.617860	-2.21%	0	2005
	10.000000	10.857818	8.58%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.825135	21.450184	20.34%	1,103	2007
	18.178524	17.825135	-1.94%	0	2006
	16.513288	18.178524	10.08%	0	2005
	14.947701	16.513288	10.47%	0	2004
	10.000000	14.947701	49.48%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.360628	17.621298	-4.03%	34,094	2007
	16.121537	18.360628	13.89%	14,949	2006
	15.736262	16.121537	2.45%	0	2005
	13.637692	15.736262	15.39%	0	2004
	10.000000	13.637692	36.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.937331	12.307348	3.10%	1,453	2007
	11.553509	11.937331	3.32%	1,453	2006
	11.472906	11.553509	0.70%	1,453	2005
	10.927700	11.472906	4.99%	0	2004
	10.000000	10.927700	9.28%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.740770	17.661036	12.20%	3,271	2007
	14.832392	15.740770	6.12%	1,788	2006
	14.352146	14.832392	3.35%	347	2005
	13.659602	14.352146	5.07%	420	2004
	10.000000	13.659602	36.60%	244	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.994840	15.671476	4.51%	6,704	2007
	12.959922	14.994840	15.70%	5,671	2006
	11.530336	12.959922	12.40%	4,732	2005
	10.000000	11.530336	15.30%	1,727	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	23.070354	24.116522	4.53%	0	2007
	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.555134	-4.45%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	14.041365	13.771779	-1.92%	1,450	2007
	13.043934	14.041365	7.65%	1,450	2006
	12.975171	13.043934	0.53%	1,289	2005
	12.108744	12.975171	7.16%	0	2004
	10.000000	12.108744	21.09%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.632094	17.070052	2.63%	45,884	2007
	14.705781	16.632094	13.10%	19,611	2006
	14.111421	14.705781	4.21%	54	2005
	13.119209	14.111421	7.56%	65	2004
	10.000000	13.119209	31.19%	72	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.698510	21.084518	-2.83%	10,841	2007
	19.202224	21.698510	13.00%	4,339	2006
	17.758675	19.202224	8.13%	70	2005
	15.119925	17.758675	17.45%	110	2004
	10.000000	15.119925	51.20%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.962242	14.779624	-7.41%	0	2007
	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	20.200971	21.572042	6.79%	0	2007
	16.048711	20.200971	25.87%	0	2006
	14.513815	16.048711	10.58%	0	2005
	12.674623	14.513815	14.51%	0	2004
	10.000000	12.674623	26.75%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	13.151940	13.675659	3.98%	0	2007
	12.656952	13.151940	3.91%	0	2006
	12.150914	12.656952	4.16%	0	2005
	11.738902	12.150914	3.51%	0	2004
	10.000000	11.738902	17.39%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.074198	13.384160	10.85%	17,275	2007
	11.205989	12.074198	7.75%	0	2006
	10.000000	11.205989	12.06%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.318145	12.506342	1.53%	1,307	2007
	10.534414	12.318145	16.93%	724	2006
	10.000000	10.534414	5.34%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.283046	10.662865	3.69%	0	2007
	10.030158	10.283046	2.52%	0	2006
	10.000000	10.030158	0.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.847690	11.247361	3.68%	49,808	2007
	10.628384	10.847690	2.06%	17,622	2006
	10.376142	10.628384	2.43%	3,344	2005
	10.116754	10.376142	2.56%	1,599	2004
	10.000000	10.116754	1.17%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.484339	17.282785	4.84%	0	2007
	15.095375	16.484339	9.20%	0	2006
	13.659211	15.095375	10.51%	0	2005
	12.591098	13.659211	8.48%	0	2004
	10.000000	12.591098	25.91%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	28.298435	23.069086	-18.48%	1,166	2007
	20.856958	28.298435	35.68%	320	2006
	18.126507	20.856958	15.06%	0	2005
	13.517197	18.126507	34.10%	0	2004
	10.000000	13.517197	35.17%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.257596	12.58%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.583676	11.223290	6.04%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.400185	10.727928	3.15%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.504124	15.145098	12.15%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.422069	-5.78%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.321363	10.800606	4.64%	0	2007*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.728058	17.698833	-0.16%	11,663	2007
	15.935087	17.728058	11.25%	11,677	2006
	15.344172	15.935087	3.85%	11,644	2005
	14.054469	15.344172	9.18%	11,546	2004
	10.000000	14.054469	40.54%	3,789	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.625489	17.195532	10.05%	449	2007
	14.956719	15.625489	4.47%	500	2006
	13.984209	14.956719	6.95%	518	2005
	13.351626	13.984209	4.74%	518	2004
	10.000000	13.351626	33.52%	518	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.526618	21.260802	8.88%	0	2007
	17.051255	19.526618	14.52%	0	2006
	15.842196	17.051255	7.63%	0	2005
	13.952921	15.842196	13.54%	0	2004
	10.000000	13.952921	39.53%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.787012	18.370232	3.28%	450	2007
	15.435528	17.787012	15.23%	1,393	2006
	14.981350	15.435528	3.03%	1,410	2005
	13.674879	14.981350	9.55%	1,410	2004
	10.000000	13.674879	36.75%	1,410	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.483276	20.482521	0.00%	555	2007
	18.208430	20.483276	12.49%	554	2006
	17.335345	18.208430	5.04%	537	2005
	14.780072	17.335345	17.29%	5,650	2004
	10.000000	14.780072	47.80%	38	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.674024	17.332005	-1.94%	0	2007
	15.359858	17.674024	15.07%	0	2006
	14.919143	15.359858	2.95%	0	2005
	13.454487	14.919143	10.89%	5,986	2004
	10.000000	13.454487	35.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	20.076208	23.316567	16.14%	0	2007
	16.338440	20.076208	22.88%	0	2006
	14.664519	16.338440	11.41%	0	2005
	12.971311	14.664519	13.05%	0	2004
	10.000000	12.971311	29.71%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.394583	17.876609	16.12%	4,436	2007
	12.516263	15.394583	23.00%	0	2006
	11.247161	12.516263	11.28%	0	2005
	10.000000	11.247161	12.47%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.257079	12.740429	-3.90%	777	2007
	11.194253	13.257079	18.43%	0	2006
	10.000000	11.194253	11.94%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.563493	16.143282	19.02%	0	2007
	14.252466	13.563493	-4.83%	0	2006
	14.188706	14.252466	0.45%	0	2005
	13.025383	14.188706	8.93%	0	2004
	10.000000	13.025383	30.25%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.405107	17.165096	-6.74%	889	2007
	15.772384	18.405107	16.69%	1,800	2006
	15.270588	15.772384	3.29%	1,799	2005
	13.578460	15.270588	12.46%	7,382	2004
	10.000000	13.578460	35.78%	1,532	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.163504	16.715944	37.43%	0	2007
	11.341640	12.163504	7.25%	0	2006
	10.000000	11.341640	13.42%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.853838	11.705089	7.84%	4,485	2007
	10.846500	10.853838	0.07%	4,244	2006
	10.841796	10.846500	0.04%	2,759	2005
	10.402441	10.841796	4.22%	2,731	2004
	10.000000	10.402441	4.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.800722	20.352832	-2.15%	5,135	2007
	18.456803	20.800722	12.70%	5,185	2006
	17.473166	18.456803	5.63%	5,539	2005
	14.554031	17.473166	20.06%	5,404	2004
	10.000000	14.554031	45.54%	4,599	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.870274	17.445224	3.41%	43,586	2007
	14.865926	16.870274	13.48%	43,624	2006
	14.450953	14.865926	2.87%	40,560	2005
	13.294674	14.450953	8.70%	40,602	2004
	10.000000	13.294674	32.95%	3,712	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.348178	16.152511	5.24%	0	2007
	13.408091	15.348178	14.47%	0	2006
	13.073375	13.408091	2.56%	0	2005
	12.664983	13.073375	3.22%	0	2004
	10.000000	12.664983	26.65%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.977355	13.961310	-12.62%	666	2007
	15.668356	15.977355	1.97%	666	2006
	15.068991	15.668356	3.98%	666	2005
	13.776744	15.068991	9.38%	666	2004
	10.000000	13.776744	37.77%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.998639	15.091042	-11.22%	0	2007
	14.814637	16.998639	14.74%	0	2006
	14.354035	14.814637	3.21%	0	2005
	13.308187	14.354035	7.86%	0	2004
	10.000000	13.308187	33.08%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.616649	16.864129	7.99%	1,543	2007
	13.692793	15.616649	14.05%	1,629	2006
	13.668997	13.692793	0.17%	1,606	2005
	12.955995	13.668997	5.50%	1,461	2004
	10.000000	12.955995	29.56%	0	2003*

cfi1of3.htm

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.617292	10.994700	3.55%	0	2007
	10.371973	10.617292	2.37%	0	2006
	10.426582	10.371973	-0.52%	0	2005
	10.245244	10.426582	1.77%	0	2004
	10.000000	10.245244	2.45%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	19.121951	22.092384	15.53%	5,021	2007
	17.420820	19.121951	9.76%	8,834	2006
	15.161375	17.420820	14.90%	5,421	2005
	13.366029	15.161375	13.43%	3,116	2004
	10.000000	13.366029	33.66%	1,295	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.369624	22.047199	43.45%	0	2007
	13.379879	15.369624	14.87%	0	2006
	10.000000	13.379879	33.80%	6,926	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.450310	18.403288	-0.25%	5,619	2007
	15.617957	18.450310	18.14%	6,553	2006
	15.018503	15.617957	3.99%	4,438	2005
	13.707361	15.018503	9.57%	6,981	2004
	10.000000	13.707361	37.07%	1,248	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.537307	12.320382	6.79%	0	2007
	10.688536	11.537307	7.94%	0	2006
	10.000000	10.688536	6.89%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.098298	13.103549	8.31%	0	2007
	10.995042	12.098298	10.03%	0	2006
	10.000000	10.995042	9.95%	0	2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.461790
13.633841
9.41%
0
2007

 11.203073
12.461790
11.24%
0
2006

 10.000000
11.203073
12.03%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.347522
19.146049
24.75%
1,293
2007

 14.619738
15.347522
4.98%
2,275
2006

 14.067646
14.619738
3.92%
2,327
2005

 13.849434
14.067646
1.58%
2,356
2004

 10.000000
13.849434
38.49%
2,357
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.886936
11.160695
2.51%
1,413
2007

 10.613244
10.886936
2.58%
1,275
2006

 10.574067
10.613244
0.37%
1,244
2005

 10.303396
10.574067
2.63%
1,033
2004

 10.000000
10.303396
3.03%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.658101
25.739378
13.60%
6,845
2007

 20.464047
22.658101
10.72%
3,542
2006

 17.603288
20.464047
16.25%
3,104
2005

 14.336397
17.603288
22.79%
3,148
2004

 10.000000
14.336397
43.36%
411
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.412859
25.839336
15.29%
443
2007

 19.319603
22.412859
16.01%
493
2006

 16.511591
19.319603
17.01%
511
2005

 14.793419
16.511591
11.61%
511
2004

 10.000000
14.793419
47.93%
511
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.961066
17.249366
15.30%
494
2007

 12.891829
14.961066
16.05%
0
2006

 11.021859
12.891829
16.97%
0
2005

 10.000000
11.021859
10.22%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.511165
22.339573
3.85%
696
2007

 18.824378
21.511165
14.27%
797
2006

 18.657454
18.824378
0.89%
2,380
2005

 16.638834
18.657454
12.13%
1,846
2004

 10.000000
16.638834
66.39%
949
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.104529
11.347958
2.19%
831
2007

 10.000000
11.104529
11.05%
0
2006*

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.934138
16.230465
-4.16%
22,513
2007

 14.677976
16.934138
15.37%
23,410
2006

 14.407223
14.677976
1.88%
28,882
2005

 13.177260
14.407223
9.33%
28,049
2004

 10.000000
13.177260
31.77%
4,729
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.673902
20.838949
-3.85%
526
2007

 18.809032
21.673902
15.23%
534
2006

 17.555543
18.809032
7.14%
534
2005

 14.402664
17.555543
21.89%
1,021
2004

 10.000000
14.402664
44.03%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
16.004509
20.286847
26.76%
0
2007

 12.676816
16.004509
26.25%
0
2006

 10.000000
12.676816
26.77%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.861110
23.722483
13.72%
714
2007

 17.438189
20.861110
19.63%
792
2006

 16.068940
17.438189
8.52%
819
2005

 13.763401
16.068940
16.75%
819
2004

 10.000000
13.763401
37.63%
817
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.938890
16.986332
13.71%
1,500
2007

 12.486051
14.938890
19.64%
2,072
2006

 11.509431
12.486051
8.49%
2,135
2005

 10.000000
11.509431
15.09%
2,301
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.873883
11.891510
9.36%
1,437
2007

 9.782619
10.873883
11.16%
1,360
2006

 10.000000
9.782619
-2.17%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.187133
15.410684
8.62%
3,342
2007

 13.044049
14.187133
8.76%
3,465
2006

 12.299857
13.044049
6.05%
3,526
2005

 11.530862
12.299857
6.67%
3,591
2004

 10.000000
11.530862
15.31%
3,908
2003*

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.261496
23.229688
34.58%
1,216
2007

 16.059602
17.261496
7.48%
1,216
2006

 14.484651
16.059602
10.87%
1,216
2005

 12.465371
14.484651
16.20%
856
2004

 10.000000
12.465371
24.65%
856
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.798006
17.559274
4.53%
849
2007

 15.395190
16.798006
9.11%
849
2006

 14.091268
15.395190
9.25%
849
2005

 12.178822
14.091268
15.70%
849
2004

 10.000000
12.178822
21.79%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.601309
39.845727
26.09%
0
2007

 21.878975
31.601309
44.44%
0
2006

 16.834176
21.878975
29.97%
0
2005

 14.399651
16.834176
16.91%
0
2004

 10.000000
14.399651
44.00%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.389021
26.980652
26.14%
1,975
2007

 14.801813
21.389021
44.50%
2,805
2006

 11.382164
14.801813
30.04%
6,402
2005

 10.000000
11.382164
13.82%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.245588
10.572577
3.19%
448
2007

 9.981752
10.245588
2.64%
513
2006

 9.989171
9.981752
-0.07%
544
2005

 10.062877
9.989171
-0.73%
579
2004

 10.000000
10.062877
0.63%
610
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.705122
16.080133
9.35%
1,361
2007

 13.912238
14.705122
5.70%
1,361
2006

 13.550739
13.912238
2.67%
1,361
2005

 12.622915
13.550739
7.35%
1,361
2004

 10.000000
12.622915
26.23%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.463204
19.565668
5.97%
3,302
2007

 15.554069
18.463204
18.70%
2,253
2006

 14.831129
15.554069
4.87%
2,309
2005

 13.112910
14.831129
13.10%
1,019
2004

 10.000000
13.112910
31.13%
1,074
2003*

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.701067
15.543881
-1.00%
0
2007

 15.144158
15.701067
3.68%
0
2006

 14.941199
15.144158
1.36%
0
2005

 13.558368
14.941199
10.20%
0
2004

 10.000000
13.558368
35.58%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.146851
14.381228
1.66%
0
2007

 11.633235
14.146851
21.61%
0
2006

 10.000000
11.633235
16.33%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
18.105333
21.790850
20.36%
540
2007

 16.056832
18.105333
12.76%
581
2006

 14.371353
16.056832
11.73%
602
2005

 12.574042
14.371353
14.29%
624
2004

 10.000000
12.574042
25.74%
625
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.616787
12.805923
1.50%
840
2007

 11.545836
12.616787
9.28%
903
2006

 10.000000
11.545836
15.46%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
16.114937
17.080312
5.99%
1,342
2007

 14.388098
16.114937
12.00%
1,395
2006

 13.669252
14.388098
5.26%
0
2005

 12.250550
13.669252
11.58%
0
2004

 10.000000
12.250550
22.51%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.451726
10.926297
4.54%
0
2007

 10.000000
10.451726
4.52%
0
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.433824
10.582931
1.43%
4,277
2007

 10.000000
10.433824
4.34%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.734006
12.090799
12.64%
710
2007

 10.000000
10.734006
7.34%
0
2006*

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.261053
11.308815
10.21%
0
2007

 10.000000
10.261053
2.61%
0
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.792857
-2.07%
0
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.216296
14.440825
1.58%
1,259
2007

 13.048580
14.216296
8.95%
1,261
2006

 12.938758
13.048580
0.85%
1,263
2005

 11.931120
12.938758
8.45%
1,266
2004

 10.000000
11.931120
19.31%
0
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.369143
11.552447
1.61%
989
2007

 10.435727
11.369143
8.94%
928
2006

 10.000000
10.435727
4.36%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.668051
49.576391
43.00%
0
2007

 25.818435
34.668051
34.28%
0
2006

 19.806685
25.818435
30.35%
0
2005

 16.696081
19.806685
18.63%
0
2004

 10.000000
16.696081
66.96%
0
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.608665
29.523513
43.26%
3,401
2007

 15.320839
20.608665
34.51%
612
2006

 11.739471
15.320839
30.51%
6,773
2005

 10.000000
11.739471
17.39%
443
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.463962
26.563640
18.25%
0
2007

 16.606134
22.463962
35.28%
0
2006

 15.875972
16.606134
4.60%
0
2005

 12.440545
15.875972
27.61%
0
2004

 10.000000
12.440545
24.41%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.879748
21.245720
-2.90%
0
2007

 18.496985
21.879748
18.29%
0
2006

 16.949603
18.496985
9.13%
0
2005

 14.249088
16.949603
18.95%
0
2004

 10.000000
14.249088
42.49%
0
2003*

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.601174
11.188756
5.54%
3,917
2007

 10.414200
10.601174
1.80%
3,719
2006

 10.238215
10.414200
1.72%
2,384
2005

 10.065763
10.238215
1.71%
2,276
2004

 10.000000
10.065763
0.66%
1,021
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.778995
17.549659
11.22%
0
2007

 15.638049
15.778995
0.90%
0
2006

 14.674063
15.638049
6.57%
0
2005

 13.849764
14.674063
5.95%
0
2004

 10.000000
13.849764
38.50%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.589601
11.783386
11.27%
11,901
2007

 10.496681
10.589601
0.89%
11,901
2006

 9.845351
10.496681
6.62%
11,901
2005

 10.000000
9.845351
-1.55%
11,901
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.853520
11.693487
7.74%
0
2007

 10.000000
10.853520
8.54%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.789358
12.236402
3.79%
0
2007

 11.273492
11.789358
4.58%
28,405
2006

 11.078342
11.273492
1.76%
30,128
2005

 10.747049
11.078342
3.08%
14,234
2004

 10.000000
10.747049
7.47%
14,234
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.300458
13.867459
4.26%
18,497
2007

 12.453507
13.300458
6.80%
7,619
2006

 12.099836
12.453507
2.92%
7,931
2005

 11.463419
12.099836
5.55%
15,314
2004

 10.000000
11.463419
14.63%
26,992
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
15.019422
15.630125
4.07%
32,206
2007

 13.692941
15.019422
9.69%
48,289
2006

 13.195663
13.692941
3.77%
56,138
2005

 12.230307
13.195663
7.89%
63,247
2004

 10.000000
12.230307
22.30%
56,370
2003*

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.169154
17.950280
4.55%
10,250
2007

 15.217195
17.169154
12.83%
10,602
2006

 14.427898
15.217195
5.47%
12,119
2005

 13.067345
14.427898
10.41%
12,434
2004

 10.000000
13.067345
30.67%
8,015
2003*

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.885516
19.708994
4.36%
41,246
2007

 16.405054
18.885516
15.12%
42,340
2006

 15.430298
16.405054
6.32%
42,894
2005

 13.738255
15.430298
12.32%
44,730
2004

 10.000000
13.738255
37.38%
1,246
2003*

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.640679
17.820429
7.09%
228
2007

 15.407360
16.640679
8.00%
228
2006

 14.271294
15.407360
7.96%
229
2005

 12.575565
14.271294
13.48%
229
2004

 10.000000
12.575565
25.76%
0
2003*

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.523333
20.682540
5.94%
1,213
2007

 18.036183
19.523333
8.25%
1,230
2006

 16.333804
18.036183
10.42%
6,225
2005

 14.328349
16.333804
14.00%
1,028
2004

 10.000000
14.328349
43.28%
610
2003*

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.254373
10.583772
3.21%
2,045
2007

 9.958934
10.254373
2.97%
11,065
2006

 9.847439
9.958934
1.13%
9,136
2005

 9.916936
9.847439
-0.70%
0
2004

 10.000000
9.916936
-0.83%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.596200
21.846587
1.16%
0
2007

 17.911539
21.596200
20.57%
0
2006

 16.266338
17.911539
10.11%
359
2005

 13.761705
16.266338
18.20%
359
2004

 10.000000
13.761705
37.62%
362
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.233886
15.408976
1.15%
192
2007

 12.634324
15.233886
20.58%
2,951
2006

 11.472337
12.634324
10.13%
192
2005

 10.000000
11.472337
14.72%
7,963
2004*

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.511159
17.807128
7.85%
2,963
2007

 16.276050
16.511159
1.44%
2,996
2006

 15.336796
16.276050
6.12%
3,007
2005

 13.758533
15.336796
11.47%
2,982
2004

 10.000000
13.758533
37.59%
339
2003*

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.519622
20.576528
-8.63%
2,069
2007

 19.523677
22.519622
15.35%
2,069
2006

 19.283784
19.523677
1.24%
2,069
2005

 16.733305
19.283784
15.24%
2,049
2004

 10.000000
16.733305
67.33%
0
2003*

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
20.842898
20.917473
0.36%
1,371
2007

 18.934269
20.842898
10.08%
1,028
2006

 17.161314
18.934269
10.33%
1,588
2005

 14.667440
17.161314
17.00%
676
2004

 10.000000
14.667440
46.67%
0
2003*

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.697857
17.744200
6.27%
0
2007

 14.948217
16.697857
11.70%
918
2006

 14.177151
14.948217
5.44%
918
2005

 13.140251
14.177151
7.89%
918
2004

 10.000000
13.140251
31.40%
918
2003*

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.702673
19.740995
18.19%
0
2007

 15.320552
16.702673
9.02%
0
2006

 15.674717
15.320552
-2.26%
0
2005

 15.296549
15.674717
2.47%
0
2004

 10.000000
15.296549
52.97%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.620443
13.723571
18.10%
0
2007

 10.608946
11.620443
9.53%
0
2006

 10.854188
10.608946
-2.26%
0
2005

 10.000000
10.854188
8.54%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.790165
21.397183
20.28%
829
2007

 18.152057
17.790165
-1.99%
831
2006

 16.497596
18.152057
10.03%
0
2005

 14.941071
16.497596
10.42%
0
2004

 10.000000
14.941071
49.41%
0
2003*

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.324603
17.577757
-4.08%
0
2007

 16.098052
18.324603
13.83%
4,536
2006

 15.721293
16.098052
2.40%
1,182
2005

 13.631643
15.721293
15.33%
724
2004

 10.000000
13.631643
36.32%
0
2003*

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.913924
12.276967
3.05%
507
2007

 11.536687
11.913924
3.27%
507
2006

 11.461997
11.536687
0.65%
507
2005

 10.922848
11.461997
4.94%
507
2004

 10.000000
10.922848
9.23%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.709898
17.617412
12.14%
9,331
2007

 14.810791
15.709898
6.07%
10,278
2006

 14.338489
14.810791
3.29%
12,226
2005

 13.653538
14.338489
5.02%
11,419
2004

 10.000000
13.653538
36.54%
1,502
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.974661
15.642402
4.46%
5,826
2007

 12.949029
14.974661
15.64%
5,873
2006

 11.526477
12.949029
12.34%
6,740
2005

 10.000000
11.526477
15.26%
6,066
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
23.025091
24.056933
4.48%
2,604
2007

 19.916503
23.025091
15.61%
2,604
2006

 17.726536
19.916503
12.35%
2,604
2005

 15.138497
17.726536
17.10%
2,604
2004

 10.000000
15.138497
51.38%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.551892
-4.48%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
14.013823
13.737757
-1.97%
6,161
2007

 13.024940
14.013823
7.59%
6,335
2006

 12.962824
13.024940
0.48%
6,420
2005

 12.103355
12.962824
7.10%
6,512
2004

 10.000000
12.103355
21.03%
5,893
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.599446
17.027853
2.58%
244
2007

 14.684344
16.599446
13.04%
263
2006

 14.097983
14.684344
4.16%
273
2005

 13.113389
14.097983
7.51%
283
2004

 10.000000
13.113389
31.13%
283
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.655942
21.032409
-2.88%
3,397
2007

 19.174248
21.655942
12.94%
3,397
2006

 17.741782
19.174248
8.07%
3,397
2005

 15.113211
17.741782
17.39%
3,397
2004

 10.000000
15.113211
51.13%
3,397
2003*

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.932624
14.744659
-7.46%
0
2007

 13.954292
15.932624
14.18%
0
2006

 13.462337
13.954292
3.65%
758
2005

 12.300530
13.462337
9.45%
758
2004

 10.000000
12.300530
23.01%
759
2003*

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
20.163472
21.521013
6.73%
0
2007

 16.027022
20.163472
25.81%
0
2006

 14.501533
16.027022
10.52%
0
2005

 12.670326
14.501533
14.45%
0
2004

 10.000000
12.670326
26.70%
0
2003*

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.127530
13.643309
3.93%
0
2007

 12.639856
13.127530
3.86%
0
2006

 12.140643
12.639856
4.11%
0
2005

 11.734923
12.140643
3.46%
0
2004

 10.000000
11.734923
17.35%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.064049
13.366098
10.79%
0
2007

 11.202220
12.064049
7.69%
0
2006

 10.000000
11.202220
12.02%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.307765
12.489431
1.48%
0
2007

 10.530866
12.307765
16.87%
0
2006

 10.000000
10.530866
5.31%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.274389
10.648454
3.64%
0
2007

 10.026784
10.274389
2.47%
0
2006

 10.000000
10.026784
0.27%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.827538
11.220751
3.63%
2,937
2007

 10.614013
10.827538
2.01%
2,728
2006

 10.367358
10.614013
2.38%
1,217
2005

 10.113318
10.367358
2.51%
1,217
2004

 10.000000
10.113318
1.13%
0
2003*

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.450955
17.238977
4.79%
0
2007

 15.072436
16.450955
9.15%
0
2006

 13.645353
15.072436
10.46%
0
2005

 12.584719
13.645353
8.43%
0
2004

 10.000000
12.584719
25.85%
0
2003*

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
28.241234
23.010702
-18.52%
855
2007

 20.825317
28.241234
35.61%
867
2006

 18.108162
20.825317
15.01%
915
2005

 13.510360
18.108162
34.03%
711
2004

 10.000000
13.510360
35.10%
0
2003*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.253780
12.54%
0
2007*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.572300
11.205509
5.99%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.388998
10.710922
3.10%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.489596
15.121089
12.09%
0
2007*

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.418863
-5.81%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.310262
10.783485
4.59%
0
2007*

 Additional Contract Options Elected (Total 1.55%)

 (Variable account charges of 1.55% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.693248
17.655055
-0.22%
523
2007

 15.911853
17.693248
11.20%
1,529
2006

 15.329555
15.911853
3.80%
1,485
2005

 14.048227
15.329555
9.12%
1,442
2004

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.594825
17.153018
9.99%
112
2007

 14.934929
15.594825
4.42%
0
2006

 13.970911
14.934929
6.90%
0
2005

 13.345701
13.970911
4.68%
0
2004

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.488316
21.208266
8.83%
0
2007

 17.026419
19.488316
14.46%
0
2006

 15.827142
17.026419
7.58%
0
2005

 13.946733
15.827142
13.48%
0
2004

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.752066
18.324774
3.23%
0
2007

 15.412996
17.752066
15.18%
0
2006

 14.967070
15.412996
2.98%
0
2005

 13.668790
14.967070
9.50%
0
2004

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.443104
20.431924
-0.05%
0
2007

 18.181920
20.443104
12.44%
0
2006

 17.318860
18.181920
4.98%
0
2005

 14.773508
17.318860
17.23%
0
2004

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.639354
17.289181
-1.99%
0
2007

 15.337483
17.639354
15.01%
0
2006

 14.904956
15.337483
2.90%
0
2005

 13.448505
14.904956
10.83%
0
2004

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
20.036825
23.258962
16.08%
0
2007

 16.314652
20.036825
22.81%
0
2006

 14.650579
16.314652
11.36%
0
2005

 12.965554
14.650579
13.00%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.373860
17.843429
16.06%
1,019
2007

 12.505729
15.373860
22.93%
0
2006

 11.243385
12.505729
11.23%
0
2005

 10.000000
11.243385
12.43%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.245918
12.723210
-3.95%
2,509
2007

 11.190493
13.245918
18.37%
582
2006

 10.000000
11.190493
11.90%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.536867
16.103370
18.96%
0
2007

 14.231692
13.536867
-4.88%
0
2006

 14.175203
14.231692
0.40%
0
2005

 13.019603
14.175203
8.88%
0
2004

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.368970
17.122646
-6.78%
4,875
2007

 15.749395
18.368970
16.63%
4,670
2006

 15.256055
15.749395
3.23%
4,670
2005

 13.572423
15.256055
12.40%
2,856
2004

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.153253
16.693349
37.36%
0
2007

 11.337825
12.153253
7.19%
0
2006

 10.000000
11.337825
13.38%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.831848
11.675414
7.79%
1,193
2007

 10.830006
10.831848
0.02%
3,234
2006

 10.830792
10.830006
-0.01%
3,034
2005

 10.397160
10.830792
4.17%
2,729
2004

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.759940
20.302551
-2.20%
132
2007

 18.429940
20.759940
12.64%
0
2006

 17.456555
18.429940
5.58%
0
2005

 14.547569
17.456555
20.00%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.837179
17.402119
3.36%
3,227
2007

 14.844276
16.837179
13.43%
0
2006

 14.437205
14.844276
2.82%
0
2005

 13.288774
14.437205
8.64%
0
2004

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.318047
16.112569
5.19%
0
2007

 13.388549
15.318047
14.41%
0
2006

 13.060934
13.388549
2.51%
0
2005

 12.659360
13.060934
3.17%
0
2004

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.946000
13.926800
-12.66%
0
2007

 15.645527
15.946000
1.92%
0
2006

 15.054647
15.645527
3.92%
0
2005

 13.770609
15.054647
9.32%
0
2004

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.965291
15.053736
-11.27%
0
2007

 14.793062
16.965291
14.68%
0
2006

 14.340380
14.793062
3.16%
0
2005

 13.302272
14.340380
7.80%
0
2004

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.586008
16.822451
7.93%
0
2007

 13.672848
15.586008
13.99%
0
2006

 13.655998
13.672848
0.12%
0
2005

 12.950240
13.655998
5.45%
0
2004

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.257600
11.299224
10.15%
12,754
2007

 10.000000
10.257600
2.58%
2,376
2006*

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.596449
10.967524
3.50%
1,392
2007

 10.356857
10.596449
2.31%
0
2006

 10.416653
10.356857
-0.57%
0
2005

 10.240682
10.416653
1.72%
0
2004

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
19.084463
22.037817
15.48%
4,938
2007

 17.395451
19.084463
9.71%
3,227
2006

 15.146949
17.395451
14.84%
3,038
2005

 13.360088
15.146949
13.37%
1,251
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.356683
22.017380
43.37%
1,267
2007

 13.375380
15.356683
14.81%
84
2006

 10.000000
13.375380
33.75%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.414103
18.357799
-0.31%
514
2007

 15.595190
18.414103
18.08%
0
2006

 15.004214
15.595190
3.94%
0
2005

 13.701281
15.004214
9.51%
0
2004

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.527587
12.303731
6.73%
778
2007

 10.684933
11.527587
7.89%
0
2006

 10.000000
10.684933
6.85%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.088109
13.085837
8.25%
0
2007

 10.991345
12.088109
9.98%
0
2006

 10.000000
10.991345
9.91%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.451308
13.615422
9.35%
0
2007

 11.199314
12.451308
11.18%
0
2006

 10.000000
11.199314
11.99%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.317352
19.098667
24.69%
0
2007

 14.598405
15.317352
4.92%
0
2006

 14.054233
14.598405
3.87%
0
2005

 13.843267
14.054233
1.52%
0
2004

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.865552
11.133097
2.46%
25,898
2007

 10.597769
10.865552
2.53%
6,405
2006

 10.563999
10.597769
0.32%
3,079
2005

 10.298811
10.563999
2.57%
2,783
2004

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.613645
25.675775
13.54%
2,152
2007

 20.434234
22.613645
10.67%
1,896
2006

 17.586538
20.434234
16.19%
1,769
2005

 14.330025
17.586538
22.73%
1,302
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.368891
25.775483
15.23%
0
2007

 19.291470
22.368891
15.95%
0
2006

 16.495894
19.291470
16.95%
0
2005

 14.786862
16.495894
11.56%
0
2004

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.940911
17.217332
15.24%
229
2007

 12.880975
14.940911
15.99%
0
2006

 11.018158
12.880975
16.91%
0
2005

 10.000000
11.018158
10.18%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.468976
22.284385
3.80%
0
2007

 18.796976
21.468976
14.22%
0
2006

 18.639733
18.796976
0.84%
0
2005

 16.631467
18.639733
12.08%
0
2004

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.100789
11.338348
2.14%
8,321
2007

 10.000000
11.100789
11.01%
1,331
2006*

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.900889
16.190329
-4.20%
5,173
2007

 14.656581
16.900889
15.31%
7,797
2006

 14.393506
14.656581
1.83%
7,865
2005

 13.171406
14.393506
9.28%
4,511
2004

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.631374
20.787438
-3.90%
940
2007

 18.781634
21.631374
15.17%
1,273
2006

 17.538843
18.781634
7.09%
1,191
2005

 14.396268
17.538843
21.83%
916
2004

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.991030
20.259418
26.69%
81
2007

 12.672560
15.991030
26.19%
0
2006

 10.000000
12.672560
26.73%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.820180
23.663871
13.66%
0
2007

 17.412784
20.820180
19.57%
0
2006

 16.053650
17.412784
8.47%
0
2005

 13.757275
16.053650
16.69%
0
2004

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.918765
16.954786
13.65%
11,589
2007

 12.475534
14.918765
19.58%
3,088
2006

 11.505560
12.475534
8.43%
886
2005

 10.000000
11.505560
15.06%
0
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.864726
11.875430
9.30%
4,109
2007

 9.779318
10.864726
11.10%
0
2006

 10.000000
9.779318
-2.21%
0
2005*

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.159291
15.372591
8.57%
0
2007

 13.025049
14.159291
8.71%
0
2006

 12.288153
13.025049
6.00%
0
2005

 11.525739
12.288153
6.61%
0
2004

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.227590
23.172237
34.51%
510
2007

 16.036194
17.227590
7.43%
0
2006

 14.470859
16.036194
10.82%
0
2005

 12.459834
14.470859
16.14%
0
2004

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.766841
17.517750
4.48%
0
2007

 15.374397
16.766841
9.06%
0
2006

 14.079355
15.374397
9.20%
0
2005

 12.174698
14.079355
15.64%
0
2004

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.539310
39.747268
26.02%
0
2007

 21.847110
31.539310
44.36%
0
2006

 16.818162
21.847110
29.90%
0
2005

 14.393258
16.818162
16.85%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.360209
26.930569
26.08%
3,480
2007

 14.789354
21.360209
44.43%
728
2006

 11.378339
14.789354
29.98%
0
2005

 10.000000
11.378339
13.78%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.225466
10.546431
3.14%
14,241
2007

 9.967204
10.225466
2.59%
2,523
2006

 9.979655
9.967204
-0.12%
0
2005

 10.058406
9.979655
-0.78%
0
2004

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.676279
16.040411
9.29%
0
2007

 13.891974
14.676279
5.65%
0
2006

 13.537857
13.891974
2.62%
0
2005

 12.617314
13.537857
7.30%
0
2004

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.426967
19.517313
5.92%
6,817
2007

 15.531401
18.426967
18.64%
4,379
2006

 14.817018
15.531401
4.82%
4,379
2005

 13.107080
14.817018
13.05%
4,379
2004

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.670243
15.505443
-1.05%
118
2007

 15.122090
15.670243
3.62%
0
2006

 14.926968
15.122090
1.31%
0
2005

 13.552337
14.926968
10.14%
0
2004

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.134937
14.361773
1.60%
17,393
2007

 11.629323
14.134937
21.55%
4,461
2006

 10.000000
11.629323
16.29%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
18.068670
21.735627
20.29%
0
2007

 16.032438
18.068670
12.70%
0
2006

 14.356783
16.032438
11.67%
0
2005

 12.567659
14.356783
14.24%
0
2004

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.606171
12.788613
1.45%
798
2007

 11.541962
12.606171
9.22%
0
2006

 10.000000
11.541962
15.42%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
16.085034
17.039924
5.94%
20,433
2007

 14.368666
16.085034
11.95%
6,119
2006

 13.657697
14.368666
5.21%
1,403
2005

 12.246405
13.657697
11.52%
1,393
2004

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.448212
10.917058
4.49%
24,936
2007

 10.000000
10.448212
4.48%
0
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.430304
10.573953
1.38%
14,735
2007

 10.000000
10.430304
4.30%
2,045
2006*

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.730389
12.080556
12.58%
3,059
2007

 10.000000
10.730389
7.30%
1,067
2006*

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.257600
11.299224
10.15%
12,754
2007

 10.000000
10.257600
2.58%
2,376
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.789543
-2.10%
5,918
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.188404
14.405124
1.53%
0
2007

 13.029576
14.188404
8.89%
0
2006

 12.926446
13.029576
0.80%
0
2005

 11.925811
12.926446
8.39%
0
2004

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.359568
11.536825
1.56%
1,681
2007

 10.432214
11.359568
8.89%
0
2006

 10.000000
10.432214
4.32%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.600030
49.453885
42.93%
0
2007

 25.780818
34.600030
34.21%
0
2006

 19.787836
25.780818
30.29%
0
2005

 16.688663
19.787836
18.57%
0
2004

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.580914
29.468725
43.18%
232
2007

 15.307966
20.580914
34.45%
0
2006

 11.735542
15.307966
30.44%
0
2005

 10.000000
11.735542
17.36%
0
2004*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.419870
26.497983
18.19%
0
2007

 16.581940
22.419870
35.21%
0
2006

 15.860867
16.581940
4.55%
0
2005

 12.435017
15.860867
27.55%
0
2004

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.836804
21.193175
-2.95%
0
2007

 18.470035
21.836804
18.23%
0
2006

 16.933487
18.470035
9.07%
0
2005

 14.242764
16.933487
18.89%
0
2004

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.580339
11.161070
5.49%
16,639
2007

 10.398996
10.580339
1.74%
3,183
2006

 10.228457
10.398996
1.67%
0
2005

 10.061282
10.228457
1.66%
0
2004

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.748021
17.506273
11.16%
0
2007

 15.615253
15.748021
0.85%
0
2006

 14.660096
15.615253
6.52%
0
2005

 13.843609
14.660096
5.90%
0
2004

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.575321
11.761486
11.22%
0
2007

 10.487849
10.575321
0.83%
0
2006

 9.842041
10.487849
6.56%
0
2005

 10.000000
9.842041
-1.58%
0
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.849859
11.683575
7.68%
0
2007

 10.000000
10.849859
8.50%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.766188
12.206118
3.74%
0
2007

 11.257041
11.766188
4.52%
0
2006

 11.067784
11.257041
1.71%
0
2005

 10.742263
11.067784
3.03%
0
2004

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.274345
13.833173
4.21%
0
2007

 12.435360
13.274345
6.75%
0
2006

 12.088323
12.435360
2.87%
0
2005

 11.458318
12.088323
5.50%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.989934
15.591477
4.01%
41,524
2007

 13.672978
14.989934
9.63%
5,102
2006

 13.183096
13.672978
3.72%
5,459
2005

 12.224868
13.183096
7.84%
0
2004

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.135465
17.905925
4.50%
24,634
2007

 15.195027
17.135465
12.77%
7,475
2006

 14.414176
15.195027
5.42%
7,747
2005

 13.061546
14.414176
10.36%
0
2004

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.848451
19.660277
4.31%
0
2007

 16.381141
18.848451
15.06%
0
2006

 15.415605
16.381141
6.26%
0
2005

 13.732149
15.415605
12.26%
0
2004

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.609756
17.778233
7.03%
12,609
2007

 15.386532
16.609756
7.95%
2,632
2006

 14.259218
15.386532
7.91%
586
2005

 12.571305
14.259218
13.43%
0
2004

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.485008
20.631395
5.88%
0
2007

 18.009893
19.485008
8.19%
0
2006

 16.318252
18.009893
10.37%
0
2005

 14.321973
16.318252
13.94%
0
2004

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.234040
10.557396
3.16%
3,057
2007

 9.944219
10.234040
2.91%
239
2006

 9.837869
9.944219
1.08%
0
2005

 9.912328
9.837869
-0.75%
0
2004

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.556091
21.794871
1.11%
0
2007

 17.887326
21.556091
20.51%
0
2006

 16.252579
17.887326
10.06%
0
2005

 13.757041
16.252579
18.14%
0
2004

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.213340
15.380343
1.10%
11,929
2007

 12.623671
15.213340
20.51%
3,114
2006

 11.468479
12.623671
10.07%
891
2005

 10.000000
11.468479
14.68%
0
2004*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.478755
17.763114
7.79%
0
2007

 16.252330
16.478755
1.39%
0
2006

 15.322194
16.252330
6.07%
0
2005

 13.752422
15.322194
11.41%
0
2004

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.475409
20.525640
-8.68%
885
2007

 19.495218
22.475409
15.29%
0
2006

 19.265423
19.495218
1.19%
0
2005

 16.725873
19.265423
15.18%
0
2004

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
20.801965
20.865728
0.31%
1,947
2007

 18.906663
20.801965
10.02%
1,508
2006

 17.144967
18.906663
10.28%
903
2005

 14.660913
17.144967
16.94%
949
2004

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.665074
17.700324
6.21%
16,176
2007

 14.926434
16.665074
11.65%
3,862
2006

 14.163661
14.926434
5.39%
0
2005

 13.134414
14.163661
7.84%
0
2004

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.669889
19.692190
18.13%
0
2007

 15.298222
16.669889
8.97%
0
2006

 15.659808
15.298222
-2.31%
0
2005

 15.289759
15.659808
2.42%
0
2004

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.604772
13.698074
18.04%
1,570
2007

 10.599999
11.604772
9.48%
0
2006

 10.850535
10.599999
-2.31%
0
2005

 10.000000
10.850535
8.51%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.755249
21.344298
20.21%
509
2007

 18.125604
17.755249
-2.04%
0
2006

 16.481889
18.125604
9.97%
0
2005

 14.934431
16.481889
10.36%
0
2004

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.288651
17.534316
-4.12%
11,859
2007

 16.074599
18.288651
13.77%
3,377
2006

 15.706338
16.074599
2.34%
522
2005

 13.625586
15.706338
15.27%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.890527
12.246596
2.99%
0
2007

 11.519862
11.890527
3.22%
0
2006

 11.451083
11.519862
0.60%
0
2005

 10.917987
11.451083
4.88%
0
2004

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.679062
17.573861
12.08%
6,924
2007

 14.789202
15.679062
6.02%
7,606
2006

 14.324845
14.789202
3.24%
7,527
2005

 13.647463
14.324845
4.96%
6,030
2004

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.954489
15.613350
4.41%
2,474
2007

 12.938136
14.954489
15.58%
5,946
2006

 11.522606
12.938136
12.28%
6,153
2005

 10.000000
11.522606
15.23%
5,705
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
22.979914
23.997472
4.43%
0
2007

 19.887489
22.979914
15.55%
0
2006

 17.709664
19.887489
12.30%
0
2005

 15.131768
17.709664
17.04%
0
2004

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.548648
-4.51%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
13.986332
13.703811
-2.02%
258
2007

 13.005963
13.986332
7.54%
258
2006

 12.950484
13.005963
0.43%
0
2005

 12.097975
12.950484
7.05%
0
2004

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.566871
16.985768
2.53%
14,210
2007

 14.662948
16.566871
12.98%
4,156
2006

 14.084571
14.662948
4.11%
0
2005

 13.107555
14.084571
7.45%
0
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.613466
20.980438
-2.93%
3,388
2007

 19.146339
21.613466
12.89%
771
2006

 17.724915
19.146339
8.02%
0
2005

 15.106504
17.724915
17.33%
0
2004

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.903032
14.709772
-7.50%
0
2007

 13.935435
15.903032
14.12%
0
2006

 13.450952
13.935435
3.60%
0
2005

 12.296362
13.450952
9.39%
0
2004

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
20.126048
21.470094
6.68%
0
2007

 16.005375
20.126048
25.75%
0
2006

 14.489276
16.005375
10.46%
0
2005

 12.666032
14.489276
14.39%
0
2004

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.103151
13.611018
3.88%
0
2007

 12.622775
13.103151
3.81%
0
2006

 12.130370
12.622775
4.06%
0
2005

 11.730953
12.130370
3.40%
0
2004

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.053883
13.348014
10.74%
7,427
2007

 11.198450
12.053883
7.64%
0
2006

 10.000000
11.198450
11.98%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.297399
12.472536
1.42%
756
2007

 10.527324
12.297399
16.81%
2,200
2006

 10.000000
10.527324
5.27%
2,202
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.265733
10.634052
3.59%
953
2007

 10.023410
10.265733
2.42%
0
2006

 10.000000
10.023410
0.23%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.807431
11.194198
3.58%
13,397
2007

 10.599662
10.807431
1.96%
4,129
2006

 10.358581
10.599662
2.33%
1,548
2005

 10.109894
10.358581
2.46%
1,421
2004

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.417647
17.195289
4.74%
0
2007

 15.049526
16.417647
9.09%
0
2006

 13.631514
15.049526
10.40%
0
2005

 12.578333
13.631514
8.37%
0
2004

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
28.184071
22.952399
-18.56%
1,404
2007

 20.793675
28.184071
35.54%
724
2006

 18.089801
20.793675
14.95%
823
2005

 13.503520
18.089801
33.96%
904
2004

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.249969
12.50%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.560919
11.187735
5.94%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.377821
10.693935
3.05%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.475079
15.097100
12.04%
0
2007*

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.415669
-5.84%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.299170
10.766384
4.54%
0
2007*

 Additional Contract Options Elected (Total 1.60%)

 (Variable account charges of 1.60% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.658499
17.611384
-0.27%
1,576
2007

 15.888644
17.658499
11.14%
1,616
2006

 15.314957
15.888644
3.75%
5,158
2005

 14.041976
15.314957
9.07%
4,922
2004

 10.000000
14.041976
40.42%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.564192
17.110586
9.94%
0
2007

 14.913148
15.564192
4.37%
0
2006

 13.957607
14.913148
6.85%
0
2005

 13.339769
13.957607
4.63%
0
2004

 10.000000
13.339769
33.40%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.450049
21.155812
8.77%
1,149
2007

 17.001606
19.450049
14.40%
1,270
2006

 15.812072
17.001606
7.52%
1,365
2005

 13.940527
15.812072
13.43%
1,493
2004

 10.000000
13.940527
39.41%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.717215
18.279472
3.17%
532
2007

 15.390535
17.717215
15.12%
2,942
2006

 14.952834
15.390535
2.93%
4,184
2005

 13.662722
14.952834
9.44%
4,184
2004

 10.000000
13.662722
36.63%
448
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.402960
20.381388
-0.11%
166
2007

 18.155414
20.402960
12.38%
166
2006

 17.302381
18.155414
4.93%
2,240
2005

 14.766948
17.302381
17.17%
2,240
2004

 10.000000
14.766948
47.67%
166
2003*

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.604714
17.246416
-2.04%
0
2007

 15.315119
17.604714
14.95%
0
2006

 14.890772
15.315119
2.85%
3,726
2005

 13.442526
14.890772
10.77%
3,726
2004

 10.000000
13.442526
34.43%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
19.997509
23.201470
16.02%
0
2007

 16.290886
19.997509
22.75%
0
2006

 14.636650
16.290886
11.30%
0
2005

 12.959792
14.636650
12.94%
0
2004

 10.000000
12.959792
29.60%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.353125
17.810270
16.00%
5,417
2007

 12.495190
15.353125
22.87%
5,621
2006

 11.239611
12.495190
11.17%
0
2005

 10.000000
11.239611
12.40%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.234752
12.705990
-4.00%
0
2007

 11.186722
13.234752
18.31%
3,197
2006

 10.000000
11.186722
11.87%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.510297
16.063570
18.90%
4,874
2007

 14.210952
13.510297
-4.93%
0
2006

 14.161712
14.210952
0.35%
0
2005

 13.013813
14.161712
8.82%
316
2004

 10.000000
13.013813
30.14%
318
2003*

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.332945
17.080339
-6.83%
1,354
2007

 15.726464
18.332945
16.57%
3,633
2006

 15.241548
15.726464
3.18%
3,629
2005

 13.566392
15.241548
12.35%
3,631
2004

 10.000000
13.566392
35.66%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.143018
16.670781
37.29%
6,441
2007

 11.334020
12.143018
7.14%
0
2006

 10.000000
11.334020
13.34%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.809888
11.645795
7.73%
244
2007

 10.813529
10.809888
-0.03%
244
2006

 10.819794
10.813529
-0.06%
245
2005

 10.391879
10.819794
4.12%
245
2004

 10.000000
10.391879
3.92%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.719191
20.252351
-2.25%
706
2007

 18.403088
20.719191
12.59%
1,294
2006

 17.439945
18.403088
5.52%
1,294
2005

 14.541108
17.439945
19.94%
1,294
2004

 10.000000
14.541108
45.41%
588
2003*

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.804113
17.359068
3.30%
2,860
2007

 14.822632
16.804113
13.37%
2,922
2006

 14.423465
14.822632
2.77%
2,922
2005

 13.282860
14.423465
8.59%
3,179
2004

 10.000000
13.282860
32.83%
266
2003*

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.287971
16.072727
5.13%
106
2007

 13.369024
15.287971
14.35%
1,236
2006

 13.048499
13.369024
2.46%
6,700
2005

 12.653727
13.048499
3.12%
6,700
2004

 10.000000
12.653727
26.54%
2,592
2003*

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.914678
13.892332
-12.71%
0
2007

 15.622711
15.914678
1.87%
0
2006

 15.040310
15.622711
3.87%
2,198
2005

 13.764492
15.040310
9.27%
2,198
2004

 10.000000
13.764492
37.64%
0
2003*

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.931977
15.016501
-11.31%
0
2007

 14.771489
16.931977
14.63%
2,416
2006

 14.326726
14.771489
3.10%
0
2005

 13.296363
14.326726
7.75%
0
2004

 10.000000
13.296363
32.96%
0
2003*

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.555400
16.780832
7.88%
0
2007

 13.652916
15.555400
13.93%
0
2006

 13.643002
13.652916
0.07%
0
2005

 12.944483
13.643002
5.40%
0
2004

 10.000000
12.944483
29.44%
0
2003*

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.254148
11.289658
10.10%
162
2007

 10.000000
10.254148
2.54%
173
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.575637
10.940382
3.45%
273
2007

 10.341756
10.575637
2.26%
274
2006

 10.406737
10.341756
-0.62%
1,979
2005

 10.236130
10.406737
1.67%
1,982
2004

 10.000000
10.236130
2.36%
1,882
2003*

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
19.046959
21.983296
15.42%
7,015
2007

 17.370082
19.046959
9.65%
4,798
2006

 15.132524
17.370082
14.79%
4,900
2005

 13.354150
15.132524
13.32%
5,620
2004

 10.000000
13.354150
33.54%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.343753
21.987615
43.30%
0
2007

 13.370886
15.343753
14.75%
0
2006

 10.000000
13.370886
33.71%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.377949
18.312401
-0.36%
5,326
2007

 15.572455
18.377949
18.02%
8,933
2006

 14.989922
15.572455
3.89%
10,483
2005

 13.695185
14.989922
9.45%
12,618
2004

 10.000000
13.695185
36.95%
975
2003*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.517879
12.287101
6.68%
0
2007

 10.681338
11.517879
7.83%
0
2006

 10.000000
10.681338
6.81%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.077926
13.068125
8.20%
0
2007

 10.987647
12.077926
9.92%
0
2006

 10.000000
10.987647
9.88%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.440804
13.596993
9.29%
0
2007

 11.195544
12.440804
11.12%
0
2006

 10.000000
11.195544
11.96%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.287281
19.051446
24.62%
2,709
2007

 14.577120
15.287281
4.87%
169
2006

 14.040855
14.577120
3.82%
170
2005

 13.837109
14.040855
1.47%
483
2004

 10.000000
13.837109
38.37%
471
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.844196
11.105543
2.41%
15,889
2007

 10.582306
10.844196
2.47%
15,088
2006

 10.553929
10.582306
0.27%
10,353
2005

 10.294225
10.553929
2.52%
9,981
2004

 10.000000
10.294225
2.94%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.569273
25.612307
13.48%
1,587
2007

 20.404472
22.569273
10.61%
1,587
2006

 17.569807
20.404472
16.13%
4,908
2005

 14.323670
17.569807
22.66%
4,908
2004

 10.000000
14.323670
43.24%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.324984
25.711757
15.17%
0
2007

 19.263360
22.324984
15.89%
0
2006

 16.480203
19.263360
16.89%
0
2005

 14.780296
16.480203
11.50%
0
2004

 10.000000
14.780296
47.80%
582
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.920770
17.185339
15.18%
5,561
2007

 12.870128
14.920770
15.93%
2,755
2006

 11.014450
12.870128
16.85%
3,582
2005

 10.000000
11.014450
10.14%
4,405
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.426839
22.229288
3.75%
1,773
2007

 18.769584
21.426839
14.16%
1,773
2006

 18.621989
18.769584
0.79%
3,516
2005

 16.624081
18.621989
12.02%
4,105
2004

 10.000000
16.624081
66.24%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.097057
11.328748
2.09%
0
2007

 10.000000
11.097057
10.97%
3,698
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.867731
16.150306
-4.25%
4,402
2007

 14.635223
16.867731
15.25%
10,154
2006

 14.379808
14.635223
1.78%
7,772
2005

 13.165549
14.379808
9.22%
7,855
2004

 10.000000
13.165549
31.66%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.588889
20.736007
-3.95%
0
2007

 18.754252
21.588889
15.11%
779
2006

 17.522146
18.754252
7.03%
4,783
2005

 14.389863
17.522146
21.77%
5,625
2004

 10.000000
14.389863
43.90%
199
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.977560
20.232033
26.63%
3,835
2007

 12.668305
15.977560
26.12%
0
2006

 10.000000
12.668305
26.68%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.779294
23.605325
13.60%
0
2007

 17.387393
20.779294
19.51%
198
2006

 16.038366
17.387393
8.41%
3,091
2005

 13.751167
16.038366
16.63%
3,377
2004

 10.000000
13.751167
37.51%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.898644
16.923267
13.59%
6,151
2007

 12.465022
14.898644
19.52%
6,192
2006

 11.501699
12.465022
8.38%
4,944
2005

 10.000000
11.501699
15.02%
4,833
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.855571
11.859368
9.25%
0
2007

 9.776034
10.855571
11.04%
0
2006

 10.000000
9.776034
-2.24%
0
2005*

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.131476
15.334560
8.51%
0
2007

 13.006046
14.131476
8.65%
0
2006

 12.276441
13.006046
5.94%
0
2005

 11.520606
12.276441
6.56%
0
2004

 10.000000
11.520606
15.21%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.193769
23.114947
34.44%
3,423
2007

 16.012813
17.193769
7.38%
0
2006

 14.457079
16.012813
10.76%
0
2005

 12.454292
14.457079
16.08%
0
2004

 10.000000
12.454292
25.54%
0
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.735656
17.476239
4.43%
0
2007

 15.353585
16.735656
9.00%
0
2006

 14.067422
15.353585
9.14%
0
2005

 12.170561
14.067422
15.59%
0
2004

 10.000000
12.170561
21.71%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.477434
39.649038
25.96%
0
2007

 21.815277
31.477434
44.29%
0
2006

 16.802152
21.815277
29.84%
0
2005

 14.386862
16.802152
16.79%
0
2004

 10.000000
14.386862
43.87%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.331427
26.880547
26.01%
2,935
2007

 14.776907
21.331427
44.36%
4,350
2006

 11.374522
14.776907
29.91%
0
2005

 10.000000
11.374522
13.75%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.205378
10.520337
3.09%
1,386
2007

 9.952665
10.205378
2.54%
610
2006

 9.970148
9.952665
-0.18%
365
2005

 10.053922
9.970148
-0.83%
435
2004

 10.000000
10.053922
0.54%
5,739
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.647444
16.000722
9.24%
132
2007

 13.871721
14.647444
5.59%
132
2006

 13.524972
13.871721
2.56%
132
2005

 12.611711
13.524972
7.24%
132
2004

 10.000000
12.611711
26.12%
0
2003*

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.390788
19.469028
5.86%
2,443
2007

 15.508758
18.390788
18.58%
4,721
2006

 14.802915
15.508758
4.77%
2,495
2005

 13.101256
14.802915
12.99%
2,495
2004

 10.000000
13.101256
31.01%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.639468
15.467086
-1.10%
0
2007

 15.100041
15.639468
3.57%
0
2006

 14.912765
15.100041
1.26%
0
2005

 13.546314
14.912765
10.09%
0
2004

 10.000000
13.546314
35.46%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.123012
14.342336
1.55%
929
2007

 11.625396
14.123012
21.48%
725
2006

 10.000000
11.625396
16.25%
751
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
18.032072
21.680533
20.23%
822
2007

 16.008068
18.032072
12.64%
822
2006

 14.342226
16.008068
11.61%
822
2005

 12.561301
14.342226
14.18%
980
2004

 10.000000
12.561301
25.61%
164
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.595551
12.771312
1.40%
0
2007

 11.538079
12.595551
9.17%
0
2006

 10.000000
11.538079
15.38%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
16.055160
16.999583
5.88%
1,198
2007

 14.349244
16.055160
11.89%
720
2006

 13.646139
14.349244
5.15%
713
2005

 12.242250
13.646139
11.47%
0
2004

 10.000000
12.242250
22.42%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.444700
10.907812
4.43%
0
2007

 10.000000
10.444700
4.45%
0
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.426790
10.565011
1.33%
0
2007

 10.000000
10.426790
4.27%
0
2006*

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.726774
12.070327
12.53%
0
2007

 10.000000
10.726774
7.27%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.254148
11.289658
10.10%
162
2007

 10.000000
10.254148
2.54%
173
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.786217
-2.14%
0
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.160558
14.369521
1.48%
231
2007

 13.010580
14.160558
8.84%
714
2006

 12.914147
13.010580
0.75%
729
2005

 11.920518
12.914147
8.34%
1,028
2004

 10.000000
11.920518
19.21%
1,043
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.349994
11.521221
1.51%
0
2007

 10.428702
11.349994
8.83%
0
2006

 10.000000
10.428702
4.29%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.532168
49.331720
42.86%
0
2007

 25.743289
34.532168
34.14%
0
2006

 19.769023
25.743289
30.22%
1,754
2005

 16.681255
19.769023
18.51%
1,754
2004

 10.000000
16.681255
66.81%
129
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.553200
29.414021
43.11%
3,932
2007

 15.295088
20.553200
34.38%
2,311
2006

 11.731602
15.295088
30.38%
0
2005

 10.000000
11.731602
17.32%
194
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.375845
26.432452
18.13%
0
2007

 16.557753
22.375845
35.14%
0
2006

 15.845755
16.557753
4.49%
0
2005

 12.429469
15.845755
27.49%
0
2004

 10.000000
12.429469
24.29%
0
2003*

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.793953
21.140796
-3.00%
0
2007

 18.443115
21.793953
18.17%
0
2006

 16.917366
18.443115
9.02%
0
2005

 14.236433
16.917366
18.83%
0
2004

 10.000000
14.236433
42.36%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.559563
11.133461
5.43%
3,681
2007

 10.383839
10.559563
1.69%
3,032
2006

 10.218714
10.383839
1.62%
3,018
2005

 10.056798
10.218714
1.61%
3,757
2004

 10.000000
10.056798
0.57%
1,856
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.717105
17.462982
11.11%
0
2007

 15.592487
15.717105
0.80%
0
2006

 14.646138
15.592487
6.46%
0
2005

 13.837460
14.646138
5.84%
0
2004

 10.000000
13.837460
38.37%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.561063
11.739639
11.16%
4,832
2007

 10.479012
10.561063
0.78%
748
2006

 9.838727
10.479012
6.51%
748
2005

 10.000000
9.838727
-1.61%
739
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.846210
11.673690
7.63%
0
2007

 10.000000
10.846210
8.46%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.743052
12.175906
3.69%
0
2007

 11.240596
11.743052
4.47%
0
2006

 11.057226
11.240596
1.66%
0
2005

 10.737468
11.057226
2.98%
0
2004

 10.000000
10.737468
7.37%
0
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.248273
13.798951
4.16%
6,958
2007

 12.417219
13.248273
6.69%
6,963
2006

 12.076800
12.417219
2.82%
6,968
2005

 11.453215
12.076800
5.44%
22,554
2004

 10.000000
11.453215
14.53%
2,190
2003*

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.960495
15.552908
3.96%
49,807
2007

 13.653042
14.960495
9.58%
46,075
2006

 13.170541
13.653042
3.66%
61,609
2005

 12.219426
13.170541
7.78%
47,090
2004

 10.000000
12.219426
22.19%
1,488
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.101815
17.861621
4.44%
63,285
2007

 15.172866
17.101815
12.71%
63,297
2006

 14.400446
15.172866
5.36%
64,203
2005

 13.055735
14.400446
10.30%
37,161
2004

 10.000000
13.055735
30.56%
417
2003*

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.811454
19.611669
4.25%
18,190
2007

 16.357271
18.811454
15.00%
37,983
2006

 15.400938
16.357271
6.21%
43,303
2005

 13.726044
15.400938
12.20%
38,443
2004

 10.000000
13.726044
37.26%
0
2003*

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.578910
17.736157
6.98%
742
2007

 15.365730
16.578910
7.90%
2,940
2006

 14.247149
15.365730
7.85%
2,988
2005

 12.567045
14.247149
13.37%
2,459
2004

 10.000000
12.567045
25.67%
0
2003*

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.446772
20.580401
5.83%
0
2007

 17.983657
19.446772
8.14%
0
2006

 16.302727
17.983657
10.31%
0
2005

 14.315619
16.302727
13.88%
0
2004

 10.000000
14.315619
43.16%
0
2003*

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.213733
10.531068
3.11%
21,657
2007

 9.929517
10.213733
2.86%
21,836
2006

 9.828303
9.929517
1.03%
2,324
2005

 9.907723
9.828303
-0.80%
1,281
2004

 10.000000
9.907723
-0.92%
994
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.516083
21.743316
1.06%
96
2007

 17.863159
21.516083
20.45%
97
2006

 16.238833
17.863159
10.00%
2,315
2005

 13.752384
16.238833
18.08%
2,315
2004

 10.000000
13.752384
37.52%
0
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.192857
15.351794
1.05%
659
2007

 12.613064
15.192857
20.45%
5,842
2006

 11.464644
12.613064
10.02%
437
2005

 10.000000
11.464644
14.65%
0
2004*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.446395
17.719173
7.74%
242
2007

 16.228647
16.446395
1.34%
284
2006

 15.307615
16.228647
6.02%
284
2005

 13.746313
15.307615
11.36%
384
2004

 10.000000
13.746313
37.46%
98
2003*

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.431312
20.474906
-8.72%
189
2007

 19.466836
22.431312
15.23%
222
2006

 19.247126
19.466836
1.14%
2,037
2005

 16.718464
19.247126
15.12%
2,156
2004

 10.000000
16.718464
67.18%
128
2003*

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
20.761119
20.814123
0.26%
148
2007

 18.879084
20.761119
9.97%
166
2006

 17.128629
18.879084
10.22%
162
2005

 14.654395
17.128629
16.88%
79
2004

 10.000000
14.654395
46.54%
0
2003*

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.632365
17.656561
6.16%
997
2007

 14.904674
16.632365
11.59%
587
2006

 14.150175
14.904674
5.33%
631
2005

 13.128576
14.150175
7.78%
0
2004

 10.000000
13.128576
31.29%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.637183
19.643516
18.07%
0
2007

 15.275946
16.637183
8.91%
0
2006

 15.644906
15.275946
-2.36%
0
2005

 15.282977
15.644906
2.37%
0
2004

 10.000000
15.282977
52.83%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.589142
13.672636
17.98%
3,562
2007

 10.591089
11.589142
9.42%
0
2006

 10.846894
10.591089
-2.36%
0
2005

 10.000000
10.846894
8.47%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.720367
21.291489
20.15%
2,316
2007

 18.099172
17.720367
-2.09%
0
2006

 16.466194
18.099172
9.92%
3,445
2005

 14.927789
16.466194
10.31%
3,445
2004

 10.000000
14.927789
49.28%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.252744
17.490950
-4.17%
729
2007

 16.051165
18.252744
13.72%
519
2006

 15.691383
16.051165
2.29%
669
2005

 13.619525
15.691383
15.21%
419
2004

 10.000000
13.619525
36.20%
368
2003*

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.867168
12.216298
2.94%
732
2007

 11.503052
11.867168
3.17%
1,774
2006

 11.440175
11.503052
0.55%
1,902
2005

 10.913127
11.440175
4.83%
2,058
2004

 10.000000
10.913127
9.13%
921
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.648279
17.530404
12.03%
2,880
2007

 14.767643
15.648279
5.96%
3,055
2006

 14.311213
14.767643
3.19%
3,157
2005

 13.641397
14.311213
4.91%
3,024
2004

 10.000000
13.641397
36.41%
151
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.934359
15.584368
4.35%
1,711
2007

 12.927265
14.934359
15.53%
1,711
2006

 11.518744
12.927265
12.23%
1,711
2005

 10.000000
11.518744
15.19%
1,695
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
22.934794
23.938117
4.37%
0
2007

 19.858496
22.934794
15.49%
579
2006

 17.692814
19.858496
12.24%
1,328
2005

 15.125050
17.692814
16.98%
1,328
2004

 10.000000
15.125050
51.25%
1,328
2003*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.545409
-4.55%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
13.958843
13.669891
-2.07%
418
2007

 12.986985
13.958843
7.48%
463
2006

 12.938142
12.986985
0.38%
1,055
2005

 12.092593
12.938142
6.99%
1,055
2004

 10.000000
12.092593
20.93%
697
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.534344
16.943761
2.48%
2,566
2007

 14.641582
16.534344
12.93%
4,566
2006

 14.071167
14.641582
4.05%
7,853
2005

 13.101729
14.071167
7.40%
8,658
2004

 10.000000
13.101729
31.02%
1,650
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.571062
20.928584
-2.98%
196
2007

 19.118454
21.571062
12.83%
828
2006

 17.708055
19.118454
7.96%
842
2005

 15.099793
17.708055
17.27%
835
2004

 10.000000
15.099793
51.00%
0
2003*

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.873489
14.674939
-7.55%
0
2007

 13.916589
15.873489
14.06%
0
2006

 13.439563
13.916589
3.55%
0
2005

 12.292191
13.439563
9.33%
0
2004

 10.000000
12.292191
22.92%
0
2003*

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
20.088657
21.419267
6.62%
104
2007

 15.983722
20.088657
25.68%
104
2006

 14.477008
15.983722
10.41%
104
2005

 12.661737
14.477008
14.34%
104
2004

 10.000000
12.661737
26.62%
0
2003*

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.078796
13.578796
3.82%
0
2007

 12.605700
13.078796
3.75%
70
2006

 12.120096
12.605700
4.01%
70
2005

 11.726971
12.120096
3.35%
71
2004

 10.000000
11.726971
17.27%
0
2003*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.043722
13.329964
10.68%
322
2007

 11.194685
12.043722
7.58%
0
2006

 10.000000
11.194685
11.95%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.287032
12.455662
1.37%
0
2007

 10.523778
12.287032
16.75%
3,400
2006

 10.000000
10.523778
5.24%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.257077
10.619660
3.53%
0
2007

 10.020034
10.257077
2.37%
0
2006

 10.000000
10.020034
0.20%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.787340
11.167683
3.53%
1,958
2007

 10.585324
10.787340
1.91%
3,086
2006

 10.349803
10.585324
2.28%
3,256
2005

 10.106459
10.349803
2.41%
2,839
2004

 10.000000
10.106459
1.06%
969
2003*

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.384383
17.151690
4.68%
222
2007

 15.026650
16.384383
9.04%
237
2006

 13.617677
15.026650
10.35%
251
2005

 12.571945
13.617677
8.32%
266
2004

 10.000000
12.571945
25.72%
280
2003*

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
28.126967
22.894185
-18.60%
285
2007

 20.762036
28.126967
35.47%
529
2006

 18.071423
20.762036
14.89%
529
2005

 13.496647
18.071423
33.90%
701
2004

 10.000000
13.496647
34.97%
462
2003*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.246143
12.46%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.549561
11.169996
5.88%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.366650
10.676971
2.99%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.460593
15.073171
11.98%
0
2007*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.412464
-5.88%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.288084
10.749305
4.48%
0
2007*

 Additional Contract Options Elected (Total 1.65%)

 (Variable account charges of 1.65% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.623816
17.567809
-0.32%
0
2007

 15.865481
17.623816
11.08%
0
2006

 15.300376
15.865481
3.69%
0
2005

 14.035732
15.300376
9.01%
0
2004

 10.000000
14.035732
40.36%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.533626
17.068264
9.88%
0
2007

 14.891411
15.533626
4.31%
0
2006

 13.944319
14.891411
6.79%
0
2005

 13.333845
13.944319
4.58%
0
2004

 10.000000
13.333845
33.34%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.411851
21.103470
8.71%
0
2007

 16.976808
19.411851
14.34%
0
2006

 15.797013
16.976808
7.47%
0
2005

 13.934334
15.797013
13.37%
0
2004

 10.000000
13.934334
39.34%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.682415
18.234239
3.12%
367
2007

 15.368090
17.682415
15.06%
371
2006

 14.938595
15.368090
2.88%
364
2005

 13.656648
14.938595
9.39%
363
2004

 10.000000
13.656648
36.57%
353
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.362893
20.330966
-0.16%
0
2007

 18.128936
20.362893
12.32%
0
2006

 17.285895
18.128936
4.88%
0
2005

 14.760375
17.285895
17.11%
0
2004

 10.000000
14.760375
47.60%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.570143
17.203758
-2.09%
0
2007

 15.292793
17.570143
14.89%
0
2006

 14.876592
15.292793
2.80%
0
2005

 13.436555
14.876592
10.72%
0
2004

 10.000000
13.436555
34.37%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
19.958174
23.144007
15.96%
0
2007

 16.267090
19.958174
22.69%
0
2006

 14.622677
16.267090
11.25%
0
2005

 12.954014
14.622677
12.88%
0
2004

 10.000000
12.954014
29.54%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.332411
17.777155
15.94%
0
2007

 12.484669
15.332411
22.81%
0
2006

 11.235831
12.484669
11.11%
0
2005

 10.000000
11.235831
12.36%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.223600
12.688800
-4.04%
107
2007

 11.182961
13.223600
18.25%
0
2006

 10.000000
11.182961
11.83%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.483747
16.023818
18.84%
0
2007

 14.190218
13.483747
-4.98%
0
2006

 14.148213
14.190218
0.30%
0
2005

 13.008019
14.148213
8.77%
0
2004

 10.000000
13.008019
30.08%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.296920
17.038056
-6.88%
6,507
2007

 15.703519
18.296920
16.51%
238
2006

 15.227029
15.703519
3.13%
236
2005

 13.560360
15.227029
12.29%
235
2004

 10.000000
13.560360
35.60%
245
2003*

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.132766
16.648209
37.22%
0
2007

 11.330208
12.132766
7.08%
0
2006

 10.000000
11.330208
13.30%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.787966
11.616236
7.68%
0
2007

 10.797069
10.787966
-0.08%
0
2006

 10.808802
10.797069
-0.11%
0
2005

 10.386599
10.808802
4.06%
0
2004

 10.000000
10.386599
3.87%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.678506
20.202242
-2.30%
0
2007

 18.376258
20.678506
12.53%
0
2006

 17.423346
18.376258
5.47%
0
2005

 14.534647
17.423346
19.87%
0
2004

 10.000000
14.534647
45.35%
0
2003*

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.771098
17.316115
3.25%
0
2007

 14.801006
16.771098
13.31%
0
2006

 14.409719
14.801006
2.72%
0
2005

 13.276956
14.409719
8.53%
0
2004

 10.000000
13.276956
32.77%
0
2003*

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.257937
16.032965
5.08%
0
2007

 13.349526
15.257937
14.30%
0
2006

 13.036073
13.349526
2.40%
0
2005

 12.648103
13.036073
3.07%
0
2004

 10.000000
12.648103
26.48%
0
2003*

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.883417
13.857955
-12.75%
0
2007

 15.599935
15.883417
1.82%
0
2006

 15.025992
15.599935
3.82%
0
2005

 13.758382
15.025992
9.21%
0
2004

 10.000000
13.758382
37.58%
0
2003*

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.898710
14.979343
-11.36%
0
2007

 14.749944
16.898710
14.57%
0
2006

 14.313075
14.749944
3.05%
0
2005

 13.290443
14.313075
7.69%
0
2004

 10.000000
13.290443
32.90%
0
2003*

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.524848
16.739323
7.82%
0
2007

 13.632999
15.524848
13.88%
0
2006

 13.630001
13.632999
0.02%
0
2005

 12.938731
13.630001
5.34%
0
2004

 10.000000
12.938731
29.39%
0
2003*

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.250695
11.280075
10.04%
3,503
2007

 10.000000
10.250695
2.51%
368
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.554827
10.913274
3.40%
0
2007

 10.326635
10.554827
2.21%
0
2006

 10.396791
10.326635
-0.67%
0
2005

 10.231557
10.396791
1.61%
0
2004

 10.000000
10.231557
2.32%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
19.009561
21.928926
15.36%
4,827
2007

 17.344751
19.009561
9.60%
4,832
2006

 15.118116
17.344751
14.73%
227
2005

 13.348206
15.118116
13.26%
245
2004

 10.000000
13.348206
33.48%
244
2003*

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.330811
21.957844
43.23%
372
2007

 13.366391
15.330811
14.70%
0
2006

 10.000000
13.366391
33.66%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.341851
18.267085
-0.41%
0
2007

 15.549744
18.341851
17.96%
0
2006

 14.975649
15.549744
3.83%
0
2005

 13.689096
14.975649
9.40%
0
2004

 10.000000
13.689096
36.89%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.508159
12.270447
6.62%
0
2007

 10.677738
11.508159
7.78%
0
2006

 10.000000
10.677738
6.78%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.067730
13.050422
8.14%
0
2007

 10.983946
12.067730
9.87%
0
2006

 10.000000
10.983946
9.84%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.430320
13.578595
9.24%
0
2007

 11.191771
12.430320
11.07%
0
2006

 10.000000
11.191771
11.92%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.257253
19.004321
24.56%
0
2007

 14.555865
15.257253
4.82%
0
2006

 14.027481
14.555865
3.77%
0
2005

 13.830954
14.027481
1.42%
0
2004

 10.000000
13.830954
38.31%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.822894
11.078071
2.36%
1,199
2007

 10.566867
10.822894
2.42%
835
2006

 10.543870
10.566867
0.22%
0
2005

 10.289636
10.543870
2.47%
0
2004

 10.000000
10.289636
2.90%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.524947
25.548950
13.43%
1,597
2007

 20.374726
22.524947
10.55%
1,597
2006

 17.553083
20.374726
16.07%
0
2005

 14.317299
17.553083
22.60%
0
2004

 10.000000
14.317299
43.17%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.281112
25.648120
15.11%
0
2007

 19.235244
22.281112
15.83%
0
2006

 16.464488
19.235244
16.83%
0
2005

 14.773707
16.464488
11.44%
0
2004

 10.000000
14.773707
47.74%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.900646
17.153400
15.12%
310
2007

 12.859292
14.900646
15.87%
0
2006

 11.010757
12.859292
16.79%
0
2005

 10.000000
11.010757
10.11%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.384742
22.174284
3.69%
0
2007

 18.742199
21.384742
14.10%
0
2006

 18.604251
18.742199
0.74%
0
2005

 16.616684
18.604251
11.96%
0
2004

 10.000000
16.616684
66.17%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.093323
11.319149
2.04%
9,116
2007

 10.000000
11.093323
10.93%
6,974
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.834586
16.110330
-4.30%
390
2007

 14.613875
16.834586
15.20%
381
2006

 14.366106
14.613875
1.72%
384
2005

 13.159690
14.366106
9.17%
368
2004

 10.000000
13.159690
31.60%
370
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.546487
20.684706
-4.00%
1,885
2007

 18.726904
21.546487
15.06%
1,658
2006

 17.505456
18.726904
6.98%
0
2005

 14.383471
17.505456
21.71%
0
2004

 10.000000
14.383471
43.83%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.964102
20.204667
26.56%
0
2007

 12.664040
15.964102
26.06%
0
2006

 10.000000
12.664040
26.64%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.738490
23.546943
13.54%
0
2007

 17.362045
20.738490
19.45%
0
2006

 16.023099
17.362045
8.36%
0
2005

 13.745055
16.023099
16.57%
0
2004

 10.000000
13.745055
37.45%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.878566
16.891835
13.53%
1,033
2007

 12.454527
14.878566
19.46%
778
2006

 11.497838
12.454527
8.32%
0
2005

 10.000000
11.497838
14.98%
0
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.846399
11.843292
9.19%
0
2007

 9.772731
10.846399
10.99%
0
2006

 10.000000
9.772731
-2.27%
0
2005*

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.103710
15.296614
8.46%
0
2007

 12.987069
14.103710
8.60%
0
2006

 12.264747
12.987069
5.89%
0
2005

 11.515483
12.264747
6.51%
0
2004

 10.000000
11.515483
15.15%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.159960
23.057716
34.37%
0
2007

 15.989434
17.159960
7.32%
0
2006

 14.443288
15.989434
10.70%
0
2005

 12.448743
14.443288
16.02%
0
2004

 10.000000
12.448743
24.49%
0
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.704562
17.434863
4.37%
0
2007

 15.332818
16.704562
8.95%
0
2006

 14.055507
15.332818
9.09%
0
2005

 12.166439
14.055507
15.53%
0
2004

 10.000000
12.166439
21.66%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.415594
39.550946
25.90%
0
2007

 21.783453
31.415594
44.22%
0
2006

 16.786144
21.783453
29.77%
0
2005

 14.380462
16.786144
16.73%
0
2004

 10.000000
14.380462
43.80%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.302709
26.830655
25.95%
2,841
2007

 14.764488
21.302709
44.28%
2,844
2006

 11.370699
14.764488
29.85%
0
2005

 10.000000
11.370699
13.71%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.185319
10.494300
3.03%
594
2007

 9.938135
10.185319
2.49%
533
2006

 9.960634
9.938135
-0.23%
0
2005

 10.049442
9.960634
-0.88%
0
2004

 10.000000
10.049442
0.49%
0
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.618661
15.961113
9.18%
0
2007

 13.851478
14.618661
5.54%
0
2006

 13.512077
13.851478
2.51%
0
2005

 12.606092
13.512077
7.19%
0
2004

 10.000000
12.606092
26.06%
0
2003*

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.354658
19.420875
5.81%
4,241
2007

 15.486129
18.354658
18.52%
4,241
2006

 14.788799
15.486129
4.72%
0
2005

 13.095420
14.788799
12.93%
0
2004

 10.000000
13.095420
30.95%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.608741
15.428808
-1.15%
0
2007

 15.078018
15.608741
3.52%
0
2006

 14.898556
15.078018
1.20%
0
2005

 13.540292
14.898556
10.03%
0
2004

 10.000000
13.540292
35.40%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.111119
14.322937
1.50%
4,328
2007

 11.621495
14.111119
21.42%
4,282
2006

 10.000000
11.621495
16.21%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
17.995503
21.625522
20.17%
0
2007

 15.983705
17.995503
12.59%
0
2006

 14.327655
15.983705
11.56%
0
2005

 12.554923
14.327655
14.12%
0
2004

 10.000000
12.554923
25.55%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.584910
12.753999
1.34%
0
2007

 11.534192
12.584910
9.11%
0
2006

 10.000000
11.534192
15.34%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
16.025299
16.959302
5.83%
1,758
2007

 14.329818
16.025299
11.83%
1,541
2006

 13.634572
14.329818
5.10%
0
2005

 12.238102
13.634572
11.41%
0
2004

 10.000000
12.238102
22.38%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.441173
10.898553
4.38%
10,346
2007

 10.000000
10.441173
4.41%
13,835
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.423276
10.556053
1.27%
6,082
2007

 10.000000
10.423276
4.23%
0
2006*

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.723164
12.060105
12.47%
10,202
2007

 10.000000
10.723164
7.23%
7,340
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.250695
11.280075
10.04%
3,503
2007

 10.000000
10.250695
2.51%
368
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.782890
-2.17%
3,538
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.132721
14.333947
1.42%
0
2007

 12.991591
14.132721
8.78%
0
2006

 12.901837
12.991591
0.70%
0
2005

 11.915207
12.901837
8.28%
0
2004

 10.000000
11.915207
19.15%
0
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.340421
11.505618
1.46%
0
2007

 10.425180
11.340421
8.78%
0
2006

 10.000000
10.425180
4.25%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.464366
49.209721
42.78%
0
2007

 25.705754
34.464366
34.07%
0
2006

 19.750194
25.705754
30.15%
0
2005

 16.673844
19.750194
18.45%
0
2004

 10.000000
16.673844
66.74%
0
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.525465
29.359343
43.04%
203
2007

 15.282194
20.525465
34.31%
0
2006

 11.727649
15.282194
30.31%
0
2005

 10.000000
11.727649
17.28%
0
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.331912
26.367076
18.07%
0
2007

 16.533604
22.331912
35.07%
0
2006

 15.830660
16.533604
4.44%
0
2005

 12.423943
15.830660
27.42%
0
2004

 10.000000
12.423943
24.24%
0
2003*

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.751141
21.088480
-3.05%
0
2007

 18.416229
21.751141
18.11%
0
2006

 16.901261
18.416229
8.96%
0
2005

 14.230107
16.901261
18.77%
0
2004

 10.000000
14.230107
42.30%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.538811
11.105910
5.38%
956
2007

 10.368679
10.538811
1.64%
857
2006

 10.208975
10.368679
1.56%
0
2005

 10.052319
10.208975
1.56%
0
2004

 10.000000
10.052319
0.52%
0
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.686224
17.419767
11.05%
0
2007

 15.569751
15.686224
0.75%
0
2006

 14.632191
15.569751
6.41%
0
2005

 13.831311
14.632191
5.79%
0
2004

 10.000000
13.831311
38.31%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.546816
11.717804
11.10%
0
2007

 10.470190
10.546816
0.73%
0
2006

 9.835422
10.470190
6.45%
0
2005

 10.000000
9.835422
-1.65%
0
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.842547
11.663775
7.57%
0
2007

 10.000000
10.842547
8.43%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.719973
12.145775
3.63%
0
2007

 11.224201
11.719973
4.42%
0
2006

 11.046699
11.224201
1.61%
0
2005

 10.732694
11.046699
2.93%
0
2004

 10.000000
10.732694
7.33%
0
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.222235
13.764795
4.10%
764
2007

 12.399089
13.222235
6.64%
765
2006

 12.065285
12.399089
2.77%
766
2005

 11.448112
12.065285
5.39%
767
2004

 10.000000
11.448112
14.48%
769
2003*

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.931111
15.514431
3.91%
3,109
2007

 13.633120
14.931111
9.52%
3,109
2006

 13.157999
13.633120
3.61%
3,109
2005

 12.213989
13.157999
7.73%
0
2004

 10.000000
12.213989
22.14%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.068231
17.817437
4.39%
18,865
2007

 15.150749
17.068231
12.66%
8,327
2006

 14.386732
15.150749
5.31%
22,184
2005

 13.049930
14.386732
10.24%
4,052
2004

 10.000000
13.049930
30.50%
0
2003*

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.774488
19.563127
4.20%
5,795
2007

 16.333409
18.774488
14.95%
5,797
2006

 15.386263
16.333409
6.16%
3,975
2005

 13.719936
15.386263
12.15%
3,975
2004

 10.000000
13.719936
37.20%
0
2003*

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.548079
17.694137
6.93%
5,403
2007

 15.344932
16.548079
7.84%
1,391
2006

 14.235076
15.344932
7.80%
716
2005

 12.562778
14.235076
13.31%
717
2004

 10.000000
12.562778
25.63%
718
2003*

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.408542
20.529456
5.78%
0
2007

 17.957407
19.408542
8.08%
0
2006

 16.287185
17.957407
10.25%
0
2005

 14.309252
16.287185
13.82%
0
2004

 10.000000
14.309252
43.09%
0
2003*

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.193460
10.504794
3.05%
3,017
2007

 9.914831
10.193460
2.81%
0
2006

 9.818741
9.914831
0.98%
0
2005

 9.903114
9.818741
-0.85%
0
2004

 10.000000
9.903114
-0.97%
0
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.476067
21.691786
1.00%
0
2007

 17.838983
21.476067
20.39%
0
2006

 16.225077
17.838983
9.95%
0
2005

 13.747723
16.225077
18.02%
0
2004

 10.000000
13.747723
37.48%
0
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.172347
15.323233
0.99%
5,065
2007

 12.602422
15.172347
20.39%
755
2006

 11.460775
12.602422
9.96%
0
2005

 10.000000
11.460775
14.61%
0
2004*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.414091
17.675330
7.68%
0
2007

 16.204980
16.414091
1.29%
0
2006

 15.293035
16.204980
5.96%
0
2005

 13.740197
15.293035
11.30%
0
2004

 10.000000
13.740197
37.40%
0
2003*

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.387257
20.424240
-8.77%
1,054
2007

 19.438441
22.387257
0.151700232
0
2006

 19.228790
19.438441
1.09%
0
2005

 16.711034
19.228790
15.07%
0
2004

 10.000000
16.711034
67.11%
0
2003*

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
22.387257
20.424240
-8.77%
1,054
2007

 19.438441
22.387257
15.17%
0
2006

 17.112344
18.851589
10.16%
0
2005

 14.647889
17.112344
16.82%
0
2004

 10.000000
14.647889
46.48%
0
2003*

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.599700
17.612883
6.10%
1,491
2007

 14.882948
16.599700
11.54%
1,255
2006

 14.136709
14.882948
5.28%
0
2005

 13.122737
14.136709
7.73%
0
2004

 10.000000
13.122737
31.23%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.604458
19.594871
18.01%
0
2007

 15.253641
16.604458
8.86%
0
2006

 15.630001
15.253641
-2.41%
0
2005

 15.276176
15.630001
2.32%
0
2004

 10.000000
15.276176
52.76%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.573495
13.647194
17.92%
0
2007

 10.582151
11.573495
9.37%
0
2006

 10.843249
10.582151
-2.41%
0
2005

 10.000000
10.843249
8.43%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.685563
21.238809
20.09%
429
2007

 18.072787
17.685563
-2.14%
0
2006

 16.450514
18.072787
9.86%
0
2005

 14.921160
16.450514
10.25%
0
2004

 10.000000
14.921160
49.21%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.216874
17.447646
-4.22%
958
2007

 16.027747
18.216874
13.66%
932
2006

 15.676431
16.027747
2.24%
0
2005

 13.613463
15.676431
15.15%
0
2004

 10.000000
13.613463
36.13%
0
2003*

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.843820
12.186044
2.89%
0
2007

 11.486246
11.843820
3.11%
0
2006

 11.429252
11.486246
0.50%
0
2005

 10.908261
11.429252
4.78%
0
2004

 10.000000
10.908261
9.08%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.617527
17.487013
11.97%
0
2007

 14.746098
15.617527
5.91%
0
2006

 14.297573
14.746098
3.14%
0
2005

 13.635328
14.297573
4.86%
0
2004

 10.000000
13.635328
36.35%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.914215
15.555404
4.30%
0
2007

 12.916367
14.914215
15.47%
0
2006

 11.514872
12.916367
12.17%
0
2005

 10.000000
11.514872
15.15%
0
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
22.889771
23.878925
4.32%
0
2007

 19.829567
22.889771
15.43%
0
2006

 17.675988
19.829567
12.18%
0
2005

 15.118336
17.675988
16.92%
0
2004

 10.000000
15.118336
51.18%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.542158
-4.58%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
13.931414
13.636055
-2.12%
0
2007

 12.968040
13.931414
7.43%
0
2006

 12.925822
12.968040
0.33%
0
2005

 12.087210
12.925822
6.94%
0
2004

 10.000000
12.087210
20.87%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.501877
16.901851
2.42%
1,227
2007

 14.620224
16.501877
12.87%
1,371
2006

 14.057759
14.620224
4.00%
0
2005

 13.095891
14.057759
7.34%
0
2004

 10.000000
13.095891
30.96%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.528680
20.876791
-3.03%
2,026
2007

 19.090561
21.528680
12.77%
1,922
2006

 17.691186
19.090561
7.91%
0
2005

 15.093088
17.691186
17.21%
0
2004

 10.000000
15.093088
50.93%
0
2003*

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.843988
14.640181
-7.60%
0
2007

 13.897765
15.843988
14.00%
0
2006

 13.428187
13.897765
3.50%
0
2005

 12.288020
13.428187
9.28%
0
2004

 10.000000
12.288020
22.88%
0
2003*

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
20.051297
21.368514
6.57%
0
2007

 15.962094
20.051297
25.62%
0
2006

 14.464749
15.962094
10.35%
0
2005

 12.657435
14.464749
14.28%
0
2004

 10.000000
12.657435
26.57%
0
2003*

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.054478
13.546615
3.77%
0
2007

 12.588642
13.054478
3.70%
0
2006

 12.109833
12.588642
3.95%
0
2005

 11.722996
12.109833
3.30%
0
2004

 10.000000
11.722996
17.23%
0
2003*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.033564
13.311906
10.62%
501
2007

 11.190908
12.033564
7.53%
0
2006

 10.000000
11.190908
11.91%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.276666
12.438794
1.32%
0
2007

 10.520229
12.276666
16.70%
0
2006

 10.000000
10.520229
5.20%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.248424
10.605282
3.48%
2,020
2007

 10.016659
10.248424
2.31%
0
2006

 10.000000
10.016659
0.17%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.767281
11.141221
3.47%
753
2007

 10.570988
10.767281
1.86%
672
2006

 10.341028
10.570988
2.22%
0
2005

 10.103021
10.341028
2.36%
0
2004

 10.000000
10.103021
1.03%
0
2003*

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.351154
17.108171
4.63%
0
2007

 15.003777
16.351154
8.98%
0
2006

 13.603850
15.003777
10.29%
0
2005

 12.565569
13.603850
8.26%
0
2004

 10.000000
12.565569
25.66%
0
2003*

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
28.069986
22.836132
-18.65%
241
2007

 20.730481
28.069986
35.40%
0
2006

 18.053101
20.730481
14.83%
0
2005

 13.489811
18.053101
33.83%
0
2004

 10.000000
13.489811
34.90%
0
2003*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.242332
12.42%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.538199
11.152263
5.83%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.355486
10.660026
2.94%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.446106
15.049258
11.92%
0
2007*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.409265
-5.91%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.277002
10.732239
4.43%
0
2007*

 Additional Contract Options Elected (Total 1.70%)

 (Variable account charges of 1.70% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.589180
17.524323
-0.37%
636
2007

 15.842324
17.589180
11.03%
636
2006

 15.285794
15.842324
3.64%
636
2005

 14.029489
15.285794
8.95%
636
2004

 10.000000
14.029489
40.29%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.503092
17.025992
9.82%
652
2007

 14.869670
15.503092
4.26%
508
2006

 13.931024
14.869670
6.74%
0
2005

 13.327906
13.931024
4.53%
0
2004

 10.000000
13.327906
33.28%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.373679
21.051206
8.66%
1,624
2007

 16.952019
19.373679
14.29%
0
2006

 15.781943
16.952019
7.41%
0
2005

 13.928124
15.781943
13.31%
0
2004

 10.000000
13.928124
39.28%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.647693
18.189134
3.07%
0
2007

 15.345688
17.647693
15.00%
0
2006

 14.924373
15.345688
2.82%
0
2005

 13.650578
14.924373
9.33%
0
2004

 10.000000
13.650578
36.51%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.322877
20.280642
-0.21%
0
2007

 18.102480
20.322877
12.27%
0
2006

 17.269419
18.102480
4.82%
0
2005

 14.753808
17.269419
17.05%
0
2004

 10.000000
14.753808
47.54%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.535595
17.161150
-2.14%
0
2007

 15.270469
17.535595
14.83%
0
2006

 14.862410
15.270469
2.75%
0
2005

 13.430573
14.862410
10.66%
0
2004

 10.000000
13.430573
34.31%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
19.918963
23.086736
15.90%
0
2007

 16.243360
19.918963
22.63%
0
2006

 14.608746
16.243360
11.19%
0
2005

 12.948252
14.608746
12.82%
0
2004

 10.000000
12.948252
29.48%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.311694
17.744059
15.89%
708
2007

 12.474122
15.311694
22.75%
0
2006

 11.232049
12.474122
11.06%
0
2005

 10.000000
11.232049
12.32%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.212452
12.671625
-4.09%
7,787
2007

 11.179195
13.212452
18.19%
0
2006

 10.000000
11.179195
11.79%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.457245
15.984145
18.78%
0
2007

 14.169510
13.457245
-5.03%
0
2006

 14.134733
14.169510
0.25%
0
2005

 13.002232
14.134733
8.71%
0
2004

 10.000000
13.002232
30.02%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.260956
16.995872
-6.93%
28,234
2007

 15.680601
18.260956
16.46%
3,966
2006

 15.212510
15.680601
3.08%
3,641
2005

 13.544322
15.212510
12.23%
3,760
2004

 10.000000
13.554322
35.54%
1,185
2003*

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.122531
16.625662
37.15%
4,468
2007

 11.326390
12.122531
7.03%
0
2006

 10.000000
11.326390
13.26%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.766075
11.586742
7.62%
9,677
2007

 10.780625
10.766075
-0.13%
1,402
2006

 10.797814
10.780625
-0.16%
1,402
2005

 10.381319
10.797814
4.01%
1,402
2004

 10.000000
10.381319
3.81%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.637860
20.152227
-2.35%
855
2007

 18.349446
20.637860
12.47%
0
2006

 17.406733
18.349446
5.42%
0
2005

 14.528180
17.406733
19.81%
0
2004

 10.000000
14.528180
45.28%
0
2003*

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.738134
17.273254
3.20%
2,527
2007

 14.779410
16.738134
13.25%
876
2006

 14.395982
14.779410
2.66%
922
2005

 13.271042
14.395982
8.48%
963
2004

 10.000000
13.271042
32.71%
0
2003*

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.227945
15.993261
5.03%
849
2007

 13.330040
15.227945
14.24%
0
2006

 13.023645
13.330040
2.35%
0
2005

 12.642473
13.023645
3.02%
0
2004

 10.000000
12.642473
26.42%
0
2003*

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.852187
13.823627
-12.80%
0
2007

 15.577163
15.852187
1.77%
0
2006

 15.011664
15.577163
3.77%
0
2005

 13.752253
15.011664
9.16%
0
2004

 10.000000
13.752253
37.52%
0
2003*

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.865527
14.942277
-11.40%
0
2007

 14.728439
16.865527
14.51%
0
2006

 14.299453
14.728439
3.00%
0
2005

 13.284540
14.299453
7.64%
0
2004

 10.000000
12.284540
32.85%
0
2003*

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.494317
16.697871
7.77%
0
2007

 13.613103
15.494317
13.82%
0
2006

 13.617010
13.613103
-0.03%
0
2005

 12.932963
13.617010
5.29%
0
2004

 10.000000
12.932963
29.33%
0
2003*

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.247234
11.270518
9.99%
55,236
2007

 10.000000
10.247234
2.47%
2,985
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.534096
10.886287
3.34%
1,639
2007

 10.311577
10.534096
2.16%
0
2006

 10.386894
10.311577
-0.73%
0
2005

 10.227007
10.386894
1.56%
0
2004

 10.000000
10.227007
2.27%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
18.972190
21.874630
15.30%
12,928
2007

 17.319436
18.972190
9.54%
3,255
2006

 15.103695
17.319436
14.67%
3,256
2005

 13.342259
15.103695
13.20%
2,988
2004

 10.000000
13.342259
33.42%
1,803
2003*

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.317890
21.928129
43.15%
0
2007

 13.361898
15.317890
14.64%
0
2006

 10.000000
13.361898
33.62%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.305796
18.221859
-0.46%
13,393
2007

 15.527052
18.305796
17.90%
1,918
2006

 14.961372
15.527052
3.78%
2,029
2005

 13.683001
14.961372
9.34%
1,870
2004

 10.000000
13.683001
36.83%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.498450
12.253843
6.57%
765
2007

 10.674147
11.498450
7.72%
0
2006

 10.000000
10.674147
6.74%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.057567
13.032776
8.09%
12,147
2007

 10.980252
12.057567
9.81%
0
2006

 10.000000
10.980252
9.80%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.419828
13.560199
9.18%
1,423
2007

 11.188000
12.419828
11.01%
0
2006

 10.000000
11.188000
11.88%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.227262
18.957269
24.50%
481
2007

 14.534623
15.227262
4.77%
0
2006

 14.014115
14.534623
3.71%
0
2005

 13.824807
14.014115
1.37%
0
2004

 10.000000
13.824807
38.25%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.801590
11.050614
2.31%
302,541
2007

 10.551419
10.801590
2.37%
11,456
2006

 10.533806
10.551419
0.17%
1,806
2005

 10.285049
10.533806
2.42%
1,209
2004

 10.000000
10.285049
2.85%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.480669
25.485691
13.37%
14,073
2007

 20.344994
22.480669
10.50%
2,836
2006

 17.536354
20.344994
16.02%
2,749
2005

 14.310920
17.536354
22.54%
2,882
2004

 10.000000
14.310920
43.11%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.237317
25.584618
15.05%
0
2007

 19.207179
22.237317
15.78%
0
2006

 16.448793
19.207179
16.77%
0
2005

 14.767132
16.448793
11.39%
0
2004

 10.000000
14.767132
47.67%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.880550
17.121508
15.06%
1,492
2007

 12.848462
14.880550
15.82%
0
2006

 11.007058
12.848462
16.73%
0
2005

 10.000000
11.007058
10.07%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.342734
22.119403
3.64%
357
2007

 18.714880
21.342734
14.04%
374
2006

 18.586546
18.714880
0.69%
374
2005

 16.609312
18.586546
11.90%
387
2004

 10.000000
16.609312
66.09%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.089575
11.309545
1.98%
27,820
2007

 10.000000
11.089575
10.90%
957
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.801516
16.070457
-4.35%
5,794
2007

 14.592554
16.801516
15.14%
6,000
2006

 14.352427
14.592554
1.67%
6,161
2005

 13.153838
14.352427
9.11%
5,449
2004

 10.000000
13.153838
31.54%
1,824
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.504134
20.633488
-4.05%
1,442
2007

 18.699566
21.504134
15.00%
0
2006

 17.488770
18.699566
6.92%
0
2005

 14.377069
17.488770
21.64%
0
2004

 10.000000
14.377069
43.77%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.950638
20.177308
26.50%
0
2007

 12.659782
15.950638
25.99%
0
2006

 10.000000
12.659782
26.60%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.697739
23.488672
13.48%
0
2007

 17.336712
20.697739
19.39%
0
2006

 16.007833
17.336712
8.30%
0
2005

 13.738938
16.007833
16.51%
0
2004

 10.000000
13.738938
37.39%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.858498
16.860430
13.47%
91,478
2007

 12.444050
14.858498
19.40%
7,225
2006

 11.493980
12.444050
8.27%
402
2005

 10.000000
11.493980
14.94%
0
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.837251
11.827254
9.14%
0
2007

 9.769439
10.837251
10.93%
0
2006

 10.000000
9.769439
-2.31%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.075967
15.258723
8.40%
0
2007

 12.968104
14.075967
8.54%
0
2006

 12.253040
12.968104
5.84%
0
2005

 11.510347
12.253040
6.45%
0
2004

 10.000000
11.510347
15.10%
0
2003*

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.126273
23.000687
34.30%
1,872
2007

 15.966132
17.126273
7.27%
1,799
2006

 14.429549
15.966132
10.65%
1,920
2005

 12.443207
14.429549
15.96%
2,050
2004

 10.000000
12.443207
24.43%
0
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.673495
17.393537
4.32%
3,675
2007

 15.312069
16.673495
8.89%
0
2006

 14.043607
15.312069
9.03%
0
2005

 12.162319
14.043607
15.47%
0
2004

 10.000000
12.162319
21.62%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.353876
39.453098
25.83%
0
2007

 21.751682
31.353876
44.14%
0
2006

 16.770150
21.751682
29.70%
0
2005

 14.374069
16.770150
16.67%
0
2004

 10.000000
14.374069
43.74%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.273952
26.780755
25.89%
11,498
2007

 14.752026
21.273952
44.21%
2,031
2006

 11.366872
14.752026
29.78%
0
2005

 10.000000
11.366872
13.67%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.165281
10.468312
2.98%
245,239
2007

 9.923615
10.165281
2.44%
9,193
2006

 9.951131
9.923615
-0.28%
617
2005

 10.044958
9.951131
-0.93%
617
2004

 10.000000
10.044958
0.45%
0
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.589933
15.921605
9.13%
0
2007

 13.831269
14.589933
5.49%
0
2006

 13.499205
13.831269
2.46%
0
2005

 12.600490
13.499205
7.13%
0
2004

 10.000000
12.600490
26.00%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.318570
19.372778
5.75%
528
2007

 15.463522
18.318570
18.46%
0
2006

 14.774696
15.463522
4.66%
0
2005

 13.089582
14.774696
12.87%
0
2004

 10.000000
13.089582
30.90%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.578070
15.390616
-1.20%
1,394
2007

 15.056025
15.578070
3.47%
0
2006

 14.884370
15.056025
1.15%
0
2005

 13.534262
14.884370
9.98%
0
2004

 10.000000
13.534262
35.34%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.099226
14.303545
1.45%
123,024
2007

 11.617583
14.099226
21.36%
14,564
2006

 10.000000
11.617583
16.18%
621
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
17.959004
21.570631
20.11%
318
2007

 15.959385
17.959004
12.53%
318
2006

 14.313092
15.959385
11.50%
318
2005

 12.548541
14.313092
14.06%
318
2004

 10.000000
12.548541
25.49%
318
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.574304
12.736746
1.29%
1,137
2007

 11.530309
12.574304
9.05%
0
2006

 10.000000
11.530309
15.30%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
15.995506
16.919113
5.77%
187,760
2007

 14.310433
15.995506
11.78%
15,636
2006

 13.623033
14.310433
5.05%
780
2005

 12.233952
13.623033
11.35%
0
2004

 10.000000
12.233952
22.34%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.437649
10.889310
4.33%
290,088
2007

 10.000000
10.437649
4.38%
13,971
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.419772
10.547109
1.22%
237,164
2007

 10.000000
10.419772
4.20%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.719544
12.049870
12.41%
25,050
2007

 10.000000
10.719544
7.20%
0
2006*

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.247234
11.270518
9.99%
55,236
2007

 10.000000
10.247234
2.47%
2,985
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.779553
-2.20%
209,082
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.104945
14.298459
1.37%
0
2007

 12.972635
14.104945
8.73%
0
2006

 12.889538
12.972635
0.64%
0
2005

 11.909907
12.889538
8.23%
0
2004

 10.000000
11.909907
19.10%
0
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.330863
11.490054
1.40%
0
2007

 10.421681
11.330863
8.72%
0
2006

 10.000000
10.421681
4.22%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.396680
49.088004
42.71%
0
2007

 25.668285
34.396680
34.00%
0
2006

 19.731390
25.668285
30.09%
0
2005

 16.666436
19.731390
18.39%
0
2004

 10.000000
16.666436
66.66%
0
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.497800
29.304806
42.97%
0
2007

 15.269326
20.497800
34.24%
0
2006

 11.723703
15.269326
30.24%
0
2005

 10.000000
11.723703
17.24%
0
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.288014
26.301802
18.01%
0
2007

 16.509476
22.288014
35.00%
0
2006

 15.815578
16.509476
4.39%
0
2005

 12.418412
15.815578
27.36%
0
2004

 10.000000
12.418412
24.18%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.708380
21.036262
-3.10%
0
2007

 18.389335
21.708380
18.05%
0
2006

 16.885141
18.389335
8.91%
0
2005

 14.223768
16.885141
18.71%
0
2004

 10.000000
14.223768
42.24%
0
2003*

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.518089
11.078405
5.33%
248,335
2007

 10.353547
10.518089
1.59%
12,596
2006

 10.199242
10.353547
1.51%
2,776
2005

 10.047839
10.199242
1.51%
2,256
2004

 10.000000
10.047839
0.48%
0
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.655374
17.376630
10.99%
0
2007

 15.547017
15.655374
0.70%
0
2006

 14.618242
15.547017
6.35%
0
2005

 13.825156
14.618242
5.74%
0
2004

 10.000000
13.825156
38.25%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.532581
11.696012
11.05%
0
2007

 10.461370
10.532581
0.68%
0
2006

 9.832124
10.461370
6.40%
0
2005

 10.000000
9.832124
-1.68%
0
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.838892
11.653883
7.52%
738
2007

 10.000000
10.838892
8.39%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.696954
12.115711
3.58%
0
2007

 11.207819
11.696954
4.36%
0
2006

 11.036156
11.207819
1.56%
0
2005

 10.727911
11.036156
2.87%
0
2004

 10.000000
10.727911
7.28%
0
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.196251
13.730727
4.05%
72,452
2007

 12.380997
13.196251
6.58%
6,367
2006

 12.053788
12.380997
2.71%
6,367
2005

 11.443024
12.053788
5.34%
0
2004

 10.000000
11.443024
14.43%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.901735
15.475992
3.85%
517,077
2007

 13.613200
14.901735
9.47%
152,270
2006

 13.145442
13.613200
3.56%
50,727
2005

 12.208544
13.145442
7.67%
32,727
2004

 10.000000
12.208544
22.09%
4,815
2003*

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.034678
17.773319
4.34%
471,968
2007

 15.128634
17.034678
12.60%
345,329
2006

 14.373021
15.128634
5.26%
187,358
2005

 13.044111
14.373021
10.19%
101,081
2004

 10.000000
13.044111
30.44%
7,045
2003*

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.737590
19.514699
4.15%
215,188
2007

 16.309572
18.737590
14.89%
194,969
2006

 15.371603
16.309572
6.10%
107,359
2005

 13.713835
15.371603
12.09%
51,825
2004

 10.000000
13.713835
37.14%
0
2003*

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.517290
17.652191
6.87%
124,644
2007

 15.324161
16.517290
7.79%
6,848
2006

 14.223018
15.324161
7.74%
422
2005

 12.558517
14.223018
13.25%
0
2004

 10.000000
12.558517
25.59%
0
2003*

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.370427
20.478657
5.72%
664
2007

 17.931223
19.370427
8.03%
284
2006

 16.271674
17.931223
10.20%
284
2005

 14.302891
16.271674
13.76%
284
2004

 10.000000
14.302891
43.03%
284
2003*

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.173209
10.478564
3.00%
79,071
2007

 9.900155
10.173209
2.76%
1,400
2006

 9.809182
9.900155
0.93%
1,034
2005

 9.898507
9.809182
-0.90%
538
2004

 10.000000
9.898507
-1.01%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.436127
21.640374
0.95%
0
2007

 17.814837
21.436127
20.33%
0
2006

 16.211333
17.814837
9.89%
0
2005

 13.743055
16.211333
17.96%
0
2004

 10.000000
13.743055
37.43%
0
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.151912
15.294761
0.94%
122,492
2007

 12.591824
15.151912
20.33%
7,295
2006

 11.456941
12.591824
9.91%
443
2005

 10.000000
11.456941
14.57%
0
2004*

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.381818
17.631567
7.63%
1,368
2007

 16.181325
16.381818
1.24%
0
2006

 15.278441
16.181325
5.91%
0
2005

 13.734078
15.278441
11.24%
0
2004

 10.000000
13.734078
37.34%
0
2003*

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.343246
20.373659
-8.82%
274
2007

 19.410077
22.343246
15.11%
0
2006

 19.210467
19.410077
1.04%
0
2005

 16.703594
19.210467
15.01%
0
2004

 10.000000
16.703594
67.04%
0
2003*

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
20.679636
20.711245
0.15%
23,901
2007

 18.824087
20.679636
9.86%
1,960
2006

 17.096036
18.824087
10.11%
101
2005

 14.641372
17.096036
16.77%
0
2004

 10.000000
14.641372
46.41%
0
2003*

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.567058
17.569268
6.05%
156,453
2007

 14.861207
16.567058
11.48%
12,930
2006

 14.123216
14.861207
5.23%
688
2005

 13.116888
14.123216
7.67%
0
2004

 10.000000
13.116888
31.17%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.571843
19.546386
17.95%
0
2007

 15.231396
16.571843
8.80%
0
2006

 15.615119
15.231396
-2.46%
0
2005

 15.269390
15.615119
2.26%
0
2004

 10.000000
15.269390
52.69%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.557869
13.621816
17.86%
0
2007

 10.573230
11.557869
9.31%
0
2006

 10.839607
10.573230
-2.46%
0
2005

 10.000000
10.839607
8.40%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.650835
21.186273
20.03%
132
2007

 18.046440
17.650835
-2.19%
0
2006

 16.434862
18.046440
9.81%
0
2005

 14.914523
16.434862
10.19%
0
2004

 10.000000
14.914523
49.15%
0
2003*

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.181092
17.404482
-4.27%
110,476
2007

 16.004374
18.181092
13.60%
9,528
2006

 15.661506
16.004374
2.19%
679
2005

 13.607406
15.661506
15.10%
0
2004

 10.000000
13.607406
36.07%
0
2003*

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.820574
12.155901
2.84%
5,023
2007

 11.469514
11.820574
3.06%
0
2006

 11.418383
11.469514
0.45%
0
2005

 10.903410
11.418383
4.72%
0
2004

 10.000000
10.903410
9.03%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.586821
17.443711
11.91%
2,687
2007

 14.724578
15.586821
5.86%
1,736
2006

 14.283954
14.724578
3.08%
1,827
2005

 13.629267
14.283954
4.80%
1,909
2004

 10.000000
13.629267
36.29%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.894095
15.526471
4.25%
0
2007

 12.905485
14.894095
15.41%
0
2006

 11.511004
12.905485
12.11%
0
2005

 10.000000
11.511004
15.11%
0
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
22.844786
23.819814
4.27%
0
2007

 19.800617
22.844786
15.37%
0
2006

 17.659123
19.800617
12.13%
0
2005

 15.111597
17.659123
16.86%
0
2004

 10.000000
15.111597
51.12%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.538923
-4.61%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
13.904025
13.602291
-2.17%
0
2007

 12.949106
13.904025
7.37%
0
2006

 12.913506
12.949106
0.28%
0
2005

 12.081836
12.913506
6.88%
0
2004

 10.000000
12.081836
20.82%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.469437
16.860008
2.37%
153,180
2007

 14.598881
16.469437
12.81%
17,359
2006

 14.044359
14.598881
3.95%
4,279
2005

 13.090067
14.044359
7.29%
3,704
2004

 10.000000
13.090067
30.90%
1,222
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.486399
20.825139
-3.08%
30,948
2007

 19.062727
21.486399
12.71%
2,599
2006

 17.674345
19.062727
7.86%
100
2005

 15.086384
17.674345
17.15%
0
2004

 10.000000
15.086384
50.86%
0
2003*

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.814500
14.605472
-7.65%
2,608
2007

 13.878937
15.814500
13.95%
2,828
2006

 13.416801
13.878937
3.44%
2,952
2005

 12.283848
13.416801
9.22%
3,172
2004

 10.000000
12.283848
22.84%
0
2003*

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
20.014021
21.317895
6.51%
0
2007

 15.940489
20.014021
25.55%
0
2006

 14.452492
15.940489
10.30%
0
2005

 12.653145
14.452492
14.22%
0
2004

 10.000000
12.653145
26.53%
0
2003*

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.030197
13.514512
3.72%
0
2007

 12.571599
13.030197
3.65%
0
2006

 12.099565
12.571599
3.90%
0
2005

 11.719017
12.099565
3.25%
0
2004

 10.000000
11.719017
17.19%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.023416
13.293900
10.57%
62,048
2007

 11.187144
12.023416
7.48%
0
2006

 10.000000
11.187144
11.87%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.266314
12.421948
1.27%
24,184
2007

 10.516692
12.266314
16.64%
0
2006

 10.000000
10.516692
5.17%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.239776
10.590915
3.43%
38,029
2007

 10.013281
10.239776
2.26%
0
2006

 10.000000
10.013281
0.13%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.747251
11.114815
3.42%
201,973
2007

 10.556674
10.747251
1.81%
8,241
2006

 10.332268
10.556674
2.17%
508
2005

 10.099592
10.332268
2.30%
0
2004

 10.000000
10.099592
1.00%
0
2003*

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.318002
17.064754
4.58%
0
2007

 14.980954
16.318002
8.92%
0
2006

 13.590037
14.980954
10.23%
0
2005

 12.559190
13.590037
8.21%
0
2004

 10.000000
12.559190
25.59%
0
2003*

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
28.013099
22.778194
-18.69%
0
2007

 20.698940
28.013099
35.34%
0
2006

 18.034774
20.698940
14.77%
0
2005

 13.482966
18.034774
33.76%
0
2004

 10.000000
13.482966
34.83%
0
2003*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.238510
12.39%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.526849
11.134557
5.77%
0
2007*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.344325
10.643089
2.89%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.431621
15.025354
11.87%
0
2007*

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.406068
-5.94%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.265928
10.715197
4.38%
0
2007*

 Additional Contract Options Elected (Total 1.75%)

 (Variable account charges of 1.75% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.554583
17.480903
-0.42%
0
2007

 15.819192
17.554583
10.97%
0
2006

 15.271213
15.819192
3.59%
0
2005

 14.023243
15.271213
8.90%
0
2004

 10.000000
14.023243
40.23%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.472600
16.983818
9.77%
0
2007

 14.847962
15.472600
4.21%
0
2006

 13.917742
14.847962
6.68%
0
2005

 13.321974
13.917742
4.47%
0
2004

 10.000000
13.321974
33.22%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.335577
20.999070
8.60%
0
2007

 16.927273
19.335577
14.23%
0
2006

 15.766901
16.927273
7.36%
0
2005

 13.921930
15.766901
13.25%
0
2004

 10.000000
13.921930
39.22%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.612985
18.144090
3.02%
164
2007

 15.323276
17.612985
14.94%
165
2006

 14.910135
15.323276
2.77%
166
2005

 13.644490
14.910135
9.28%
167
2004

 10.000000
13.644490
36.44%
168
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.282891
20.230378
-0.26%
0
2007

 18.076044
20.282891
12.21%
0
2006

 17.252945
18.076044
4.77%
0
2005

 14.747238
17.252945
16.99%
0
2004

 10.000000
14.747238
47.47%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.501112
17.118633
-2.19%
0
2007

 15.248165
17.501112
14.78%
0
2006

 14.848231
15.248165
2.69%
0
2005

 13.424590
14.848231
10.60%
0
2004

 10.000000
13.424590
34.25%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
19.879788
23.029555
15.84%
0
2007

 16.219636
19.879788
22.57%
0
2006

 14.594814
16.219636
11.13%
0
2005

 12.942484
14.594814
12.77%
0
2004

 10.000000
12.942484
29.42%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.291063
17.711094
15.83%
0
2007

 12.463621
15.291063
22.69%
0
2006

 11.228277
12.463621
11.00%
0
2005

 10.000000
11.228277
12.28%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.201290
12.654442
-4.14%
3,438
2007

 11.175422
13.201290
18.13%
0
2006

 10.000000
11.175422
11.75%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.430767
15.944540
18.72%
0
2007

 14.148820
13.430767
-5.08%
0
2006

 14.121250
14.148820
0.20%
0
2005

 12.996439
14.121250
8.65%
0
2004

 10.000000
12.996439
29.96%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.225035
16.953772
-6.98%
0
2007

 15.657686
18.225035
16.40%
0
2006

 15.198000
15.657686
3.02%
0
2005

 13.548279
15.198000
12.18%
0
2004

 10.000000
13.548279
35.48%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.112298
16.603147
37.08%
0
2007

 11.322577
12.112298
6.97%
0
2006

 10.000000
11.322577
13.23%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.744215
11.557301
7.57%
0
2007

 10.764197
10.744215
-0.19%
0
2006

 10.786832
10.764197
-0.21%
0
2005

 10.376039
10.786832
3.96%
0
2004

 10.000000
10.376039
3.76%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.597299
20.102320
-2.40%
0
2007

 18.322676
20.597299
12.41%
0
2006

 17.390155
18.322676
5.36%
0
2005

 14.521723
17.390155
19.75%
0
2004

 10.000000
14.521723
45.22%
0
2003*

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.705238
17.230487
3.14%
0
2007

 14.757838
16.705238
13.20%
0
2006

 14.382267
14.757838
2.61%
0
2005

 13.265137
14.382267
8.42%
0
2004

 10.000000
13.265137
32.65%
0
2003*

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.198002
15.953656
4.97%
0
2007

 13.310580
15.198002
14.18%
0
2006

 13.011223
13.310580
2.30%
0
2005

 12.636845
13.011223
2.96%
0
2004

 10.000000
12.636845
26.37%
0
2003*

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.821007
13.789376
-12.84%
1,058
2007

 15.554423
15.821007
1.71%
966
2006

 14.997346
15.554423
3.71%
891
2005

 13.746125
14.997346
9.10%
859
2004

 10.000000
13.746125
37.46%
0
2003*

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.832353
14.905259
-11.45%
0
2007

 14.706920
16.832353
14.45%
0
2006

 14.285809
14.706920
2.95%
0
2005

 13.278623
14.285809
7.59%
0
2004

 10.000000
13.278623
32.79%
0
2003*

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.463850
16.656504
7.71%
0
2007

 13.593219
15.463850
13.76%
0
2006

 13.604024
13.593219
-0.08%
0
2005

 12.927207
13.604024
5.24%
0
2004

 10.000000
12.927207
29.27%
0
2003*

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.243775
11.260943
9.93%
8,391
2007

 10.000000
10.243775
2.44%
582
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.513347
10.859284
3.29%
0
2007

 10.296493
10.513347
2.11%
0
2006

 10.376971
10.296493
-0.78%
0
2005

 10.222441
10.376971
1.51%
0
2004

 10.000000
10.222441
2.22%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
18.934891
21.820476
15.24%
9,763
2007

 17.294168
18.934891
9.49%
872
2006

 15.089314
17.294168
14.61%
874
2005

 13.336337
15.089314
13.14%
171
2004

 10.000000
13.336337
33.36%
171
2003*

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.304969
21.898425
43.08%
0
2007

 13.357393
15.304969
14.58%
0
2006

 10.000000
13.357393
33.57%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.269816
18.176748
-0.51%
0
2007

 15.504390
18.269816
17.84%
0
2006

 14.947116
15.504390
3.73%
0
2005

 13.676909
14.947116
9.29%
0
2004

 10.000000
13.676909
36.77%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.488747
12.237236
6.51%
0
2007

 10.670550
11.488747
7.67%
0
2006

 10.000000
10.670550
6.71%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.047375
13.015105
8.03%
0
2007

 10.976545
12.047375
9.76%
0
2006

 10.000000
10.976545
9.77%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.409354
13.541827
9.13%
0
2007

 11.184232
12.409354
10.95%
0
2006

 10.000000
11.184232
11.84%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.197310
18.910316
24.43%
1,576
2007

 14.513399
15.197310
4.71%
1,979
2006

 14.000748
14.513399
3.66%
1,892
2005

 13.818654
14.000748
1.32%
1,838
2004

 10.000000
13.818654
38.19%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.780356
11.023236
2.25%
8,532
2007

 10.536024
10.780356
2.32%
3,754
2006

 10.523767
10.536024
0.12%
310
2005

 10.280466
10.523767
2.37%
310
2004

 10.000000
10.280466
2.80%
310
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.436487
25.422593
13.31%
4,289
2007

 20.315297
22.436487
10.44%
1,350
2006

 17.519636
20.315297
15.96%
1,371
2005

 14.304553
17.519636
22.48%
1,475
2004

 10.000000
14.304553
43.05%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.193606
25.521269
14.99%
0
2007

 19.179150
22.193606
15.72%
0
2006

 16.433121
19.179150
16.71%
0
2005

 14.760564
16.433121
11.33%
0
2004

 10.000000
14.760564
47.61%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.860462
17.089649
15.00%
0
2007

 12.837627
14.860462
15.76%
0
2006

 11.003353
12.837627
16.67%
0
2005

 10.000000
11.003353
10.03%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.300753
22.064612
3.59%
1,335
2007

 18.687545
21.300753
13.98%
1,429
2006

 18.568815
18.687545
0.64%
1,490
2005

 16.601913
18.568815
11.85%
1,406
2004

 10.000000
16.601913
66.02%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.085844
11.299943
1.93%
0
2007

 10.000000
11.085844
10.86%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.768456
16.030637
-4.40%
428
2007

 14.571240
16.768456
15.08%
429
2006

 14.338735
14.571240
1.62%
429
2005

 13.147979
14.338735
9.06%
429
2004

 10.000000
13.147979
31.48%
430
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.461905
20.582439
-4.10%
2,716
2007

 18.672305
21.461905
14.94%
0
2006

 17.472125
18.672305
6.87%
0
2005

 14.370679
17.472125
21.58%
0
2004

 10.000000
14.370679
43.71%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.937169
20.149958
26.43%
0
2007

 12.655507
15.937169
25.93%
0
2006

 10.000000
12.655507
26.56%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.657060
23.430527
13.43%
0
2007

 17.311415
20.657060
19.33%
0
2006

 15.992577
17.311415
8.25%
0
2005

 13.732826
15.992577
16.46%
0
2004

 10.000000
13.732826
37.33%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.838451
16.829070
13.42%
4,376
2007

 12.433552
14.838451
19.34%
1,862
2006

 11.490111
12.433552
8.21%
0
2005

 10.000000
11.490111
14.90%
0
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.828109
11.811239
9.08%
114
2007

 9.766142
10.828109
10.87%
0
2006

 10.000000
9.766142
-2.34%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.048292
15.220939
8.35%
0
2007

 12.949158
14.048292
8.49%
0
2006

 12.241351
12.949158
5.78%
0
2005

 11.505218
12.241351
6.40%
0
2004

 10.000000
11.505218
15.05%
0
2003*

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.092574
22.943703
34.23%
0
2007

 15.942807
17.092574
7.21%
0
2006

 14.415779
15.942807
10.59%
0
2005

 12.437665
14.415779
15.90%
0
2004

 10.000000
12.437665
24.38%
0
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.642472
17.352307
4.27%
0
2007

 15.291335
16.642472
8.84%
0
2006

 14.031702
15.291335
8.98%
0
2005

 12.158184
14.031702
15.41%
0
2004

 10.000000
12.158184
21.58%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.292247
39.355413
25.77%
0
2007

 21.719936
31.292247
44.07%
0
2006

 16.754159
21.719936
29.64%
0
2005

 14.367666
16.754159
16.61%
0
2004

 10.000000
14.367666
43.68%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.245256
26.730950
25.82%
1,600
2007

 14.739596
21.245256
44.14%
546
2006

 11.363048
14.739596
29.72%
0
2005

 10.000000
11.363048
13.63%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.145287
10.442362
2.93%
7,105
2007

 9.909111
10.145287
2.38%
3,644
2006

 9.941633
9.909111
-0.33%
0
2005

 10.040481
9.941633
-0.98%
0
2004

 10.000000
10.040481
0.40%
0
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.561211
15.882140
9.07%
0
2007

 13.811057
14.561211
5.43%
0
2006

 13.486320
13.811057
2.41%
0
2005

 12.594868
13.486320
7.08%
0
2004

 10.000000
12.594868
25.95%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.282573
19.324816
5.70%
4,130
2007

 15.440964
18.282573
18.40%
738
2006

 14.760636
15.440964
4.61%
738
2005

 13.083772
14.760636
12.82%
0
2004

 10.000000
13.083772
30.84%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.547415
15.352476
-1.25%
0
2007

 15.034039
15.547415
3.41%
0
2006

 14.870180
15.034039
1.10%
0
2005

 13.528240
14.870180
9.92%
0
2004

 10.000000
13.528240
35.28%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.087322
14.284162
1.40%
7,065
2007

 11.613662
14.087322
21.30%
3,218
2006

 10.000000
11.613662
16.14%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
17.922567
21.515863
20.05%
0
2007

 15.935082
17.922567
12.47%
0
2006

 14.298544
15.935082
11.45%
0
2005

 12.542169
14.298544
14.00%
0
2004

 10.000000
12.542169
25.42%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.563708
12.719487
1.24%
104
2007

 11.526436
12.563708
9.00%
0
2006

 10.000000
11.526436
15.26%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
15.965747
16.879012
5.72%
9,093
2007

 14.291049
15.965747
11.72%
4,209
2006

 13.611475
14.291049
4.99%
0
2005

 12.229791
13.611475
11.30%
0
2004

 10.000000
12.229791
22.30%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.434128
10.880072
4.27%
435
2007

 10.000000
10.434128
4.34%
0
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.416259
10.538162
1.17%
711
2007

 10.000000
10.416259
4.16%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.715931
12.039659
12.35%
0
2007

 10.000000
10.715931
7.16%
0
2006*

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.243775
11.260943
9.93%
8,391
2007

 10.000000
10.243775
2.44%
582
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.776234
-2.24%
493
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.077197
14.263038
1.32%
0
2007

 12.953685
14.077197
8.67%
0
2006

 12.877246
12.953685
0.59%
0
2005

 11.904593
12.877246
8.17%
0
2004

 10.000000
11.904593
19.05%
0
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.321282
11.474465
1.35%
0
2007

 10.418162
11.321282
8.67%
0
2006

 10.000000
10.418162
4.18%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.329087
48.966528
42.64%
0
2007

 25.630840
34.329087
33.94%
0
2006

 19.712603
25.630840
30.02%
0
2005

 16.659025
19.712603
18.33%
0
2004

 10.000000
16.659025
66.59%
0
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.470158
29.250342
42.89%
796
2007

 15.256471
20.470158
34.17%
0
2006

 11.719770
15.256471
30.18%
0
2005

 10.000000
11.719770
17.20%
0
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.244207
26.236696
17.95%
0
2007

 16.485381
22.244207
34.93%
0
2006

 15.800508
16.485381
4.33%
0
2005

 12.412884
15.800508
27.29%
0
2004

 10.000000
12.412884
24.13%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.665712
20.984179
-3.15%
0
2007

 18.362497
21.665712
17.99%
0
2006

 16.869048
18.362497
8.85%
0
2005

 14.217426
16.869048
18.65%
0
2004

 10.000000
14.217426
42.17%
0
2003*

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.497385
11.050957
5.27%
6,818
2007

 10.338406
10.497385
1.54%
3,163
2006

 10.189502
10.338406
1.46%
0
2005

 10.043359
10.189502
1.46%
0
2004

 10.000000
10.043359
0.43%
0
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.624588
17.333588
10.94%
0
2007

 15.524310
15.624588
0.65%
0
2006

 14.604297
15.524310
6.30%
0
2005

 13.818993
14.604297
5.68%
0
2004

 10.000000
13.818993
38.19%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.518349
11.674239
10.99%
0
2007

 10.452532
10.518349
0.63%
0
2006

 9.828804
10.452532
6.35%
0
2005

 10.000000
9.828804
-1.71%
0
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.835236
11.644002
7.46%
0
2007

 10.000000
10.835236
8.35%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.673956
12.085719
3.53%
0
2007

 11.191464
11.673956
4.31%
0
2006

 11.025641
11.191464
1.50%
0
2005

 10.723133
11.025641
2.82%
0
2004

 10.000000
10.723133
7.23%
0
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.170301
13.696706
4.00%
0
2007

 12.362921
13.170301
6.53%
0
2006

 12.042290
12.362921
2.66%
0
2005

 11.437925
12.042290
5.28%
0
2004

 10.000000
11.437925
14.38%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.872451
15.437685
3.80%
1,520
2007

 13.593344
14.872451
9.41%
1,522
2006

 13.132916
13.593344
3.51%
1,524
2005

 12.203108
13.132916
7.62%
0
2004

 10.000000
12.203108
22.03%
0
2003*

 NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ
17.001173
17.729297
4.28%
16,092
2007

 15.106544
17.001173
12.54%
17,010
2006

 14.359307
15.106544
5.20%
17,626
2005

 13.038300
14.359307
10.13%
6,941
2004

 10.000000
13.038300
30.38%
0
2003*

 NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ
18.700744
19.466359
4.09%
22,275
2007

 16.285762
18.700744
14.83%
22,281
2006

 15.356948
16.285762
6.05%
22,289
2005

 13.707728
15.356948
12.03%
9,127
2004

 10.000000
13.707728
37.08%
509
2003*

 NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ
16.486567
17.610346
6.82%
5,928
2007

 15.303416
16.486567
7.73%
3,648
2006

 14.210960
15.303416
7.69%
1,800
2005

 12.554261
14.210960
13.20%
1,823
2004

 10.000000
12.554261
25.54%
0
2003*

 NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ
19.332334
20.427933
5.67%
0
2007

 17.905052
19.332334
7.97%
0
2006

 16.256166
17.905052
10.14%
0
2005

 14.296525
16.256166
13.71%
0
2004

 10.000000
14.296525
42.97%
0
2003*

 NVIT NVIT Money Market Fund: Class I – Q/NQ
10.152993
10.452394
2.95%
1,373
2007

 9.885496
10.152993
2.71%
730
2006

 9.799630
9.885496
0.88%
0
2005

 9.893901
9.799630
-0.95%
0
2004

 10.000000
9.893901
-1.06%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ
21.396244
21.589059
0.90%
0
2007

 17.790715
21.396244
20.27%
0
2006

 16.197590
17.790715
9.84%
0
2005

 13.738380
16.197590
17.90%
0
2004

 10.000000
13.738380
37.38%
0
2003*

 NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ
15.131435
15.266276
0.89%
6,526
2007

 12.581194
15.131435
20.27%
3,213
2006

 11.453079
12.581194
9.85%
1,100
2005

 10.000000
11.453079
14.53%
1,130
2004*

 NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ
16.349615
17.587905
7.57%
0
2007

 16.157720
16.349615
1.19%
0
2006

 15.263895
16.157720
5.86%
0
2005

 13.727977
15.263895
11.19%
0
2004

 10.000000
13.727977
37.28%
0
2003*

 NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ
22.299337
20.323216
-8.86%
1,330
2007

 19.381755
22.299337
15.05%
0
2006

 19.192160
19.381755
0.99%
0
2005

 16.696167
19.192160
14.95%
0
2004

 10.000000
16.696167
66.96%
0
2003*

 NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ
20.638995
20.659969
0.10%
4,810
2007

 18.796627
20.638995
9.80%
650
2006

 17.079751
18.796627
10.05%
0
2005

 14.634859
17.079751
16.71%
0
2004

 10.000000
14.634859
46.35%
0
2003*

 NVIT NVIT Nationwide® Fund: Class II – Q/NQ
16.534481
17.525749
6.00%
8,098
2007

 14.839520
16.534481
11.42%
3,954
2006

 14.109763
14.839520
5.17%
0
2005

 13.111059
14.109763
7.62%
0
2004

 10.000000
13.111059
31.11%
0
2003*

 NVIT NVIT Technology and Communications Fund: Class II – Q/NQ
16.539267
19.497984
17.89%
0
2007

 15.209158
16.539267
8.75%
0
2006

 15.600234
15.209158
-2.51%
0
2005

 15.262596
15.600234
2.21%
0
2004

 10.000000
15.262596
52.63%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ
11.542288
13.596498
17.80%
0
2007

 10.564328
11.542288
9.26%
0
2006

 10.835965
10.564328
-2.51%
0
2005

 10.000000
10.835965
8.36%
0
2004*

 NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ
17.616106
21.133775
19.97%
0
2007

 18.020086
17.616106
-2.24%
0
2006

 16.419196
18.020086
9.75%
0
2005

 14.907895
16.419196
10.14%
0
2004

 10.000000
14.907895
49.08%
0
2003*

 NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ
18.145324
17.361358
-4.32%
5,589
2007

 15.981000
18.145324
13.54%
2,889
2006

 15.646565
15.981000
2.14%
0
2005

 13.601345
15.646565
15.04%
0
2004

 10.000000
13.601345
36.01%
0
2003*

 NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ
11.797281
12.125745
2.78%
0
2007

 11.452724
11.797281
3.01%
0
2006

 11.407467
11.452724
0.40%
0
2005

 10.898535
11.407467
4.67%
0
2004

 10.000000
10.898535
8.99%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ
15.556184
17.400525
11.86%
166
2007

 14.703095
15.556184
5.80%
166
2006

 14.270341
14.703095
3.03%
166
2005

 13.623204
14.270341
4.75%
167
2004

 10.000000
13.623204
36.23%
167
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ
14.873968
15.497557
4.19%
4,911
2007

 12.894589
14.873968
15.35%
0
2006

 11.507127
12.894589
12.06%
0
2005

 10.000000
11.507127
15.07%
0
2004*

 Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ
22.799883
23.760837
4.21%
0
2007

 19.771731
22.799883
15.32%
0
2006

 17.642303
19.771731
12.07%
0
2005

 15.104878
17.642303
16.80%
0
2004

 10.000000
15.104878
51.05%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ
10.000000
9.535678
-4.64%
0
2007*

 Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ
13.876681
13.568598
-2.22%
0
2007

 12.930195
13.876681
7.32%
0
2006

 12.901188
12.930195
0.22%
0
2005

 12.076446
12.901188
6.83%
0
2004

 10.000000
12.076446
20.76%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ
16.437065
16.818258
2.32%
7,456
2007

 14.577583
16.437065
12.76%
3,734
2006

 14.030984
14.577583
3.90%
0
2005

 13.084249
14.030984
7.24%
0
2004

 10.000000
13.084249
30.84%
0
2003*

 Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ
21.444172
20.773571
-3.13%
2,069
2007

 19.034924
21.444172
12.66%
902
2006

 17.657508
19.034924
7.80%
0
2005

 15.079668
17.657508
17.09%
0
2004

 10.000000
15.079668
50.80%
0
2003*

 Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ
15.785091
14.570845
-7.69%
0
2007

 13.860142
15.785091
13.89%
0
2006

 13.405421
13.860142
3.39%
0
2005

 12.279684
13.405421
9.17%
0
2004

 10.000000
12.279684
22.80%
0
2003*

 Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ
19.976776
21.267332
6.46%
0
2007

 15.918898
19.976776
25.49%
0
2006

 14.440241
15.918898
10.24%
0
2005

 12.648853
14.440241
14.16%
0
2004

 10.000000
12.648853
26.49%
0
2003*

 Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ
13.005932
13.482437
3.66%
0
2007

 12.554562
13.005932
3.60%
0
2006

 12.089308
12.554562
3.85%
0
2005

 11.715038
12.089308
3.19%
0
2004

 10.000000
11.715038
17.15%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ
12.013255
13.275860
10.51%
2,211
2007

 11.183366
12.013255
7.42%
0
2006

 10.000000
11.183366
11.83%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ
12.255971
12.405127
1.22%
0
2007

 10.513147
12.255971
16.58%
0
2006

 10.000000
10.513147
5.13%
0
2005*

 T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ
10.231131
10.576560
3.38%
0
2007

 10.009904
10.231131
2.21%
0
2006

 10.000000
10.009904
0.10%
0
2005*

 The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ
10.727232
11.088437
3.37%
5,492
2007

 10.542363
10.727232
1.75%
2,411
2006

 10.323495
10.542363
2.12%
0
2005

 10.096155
10.323495
2.25%
0
2004

 10.000000
10.096155
0.96%
0
2003*

 The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ
16.284877
17.021413
4.52%
0
2007

 14.958123
16.284877
8.87%
0
2006

 13.576214
14.958123
10.18%
0
2005

 12.552802
13.576214
8.15%
0
2004

 10.000000
12.552802
25.53%
0
2003*

 The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ
27.956245
22.720322
-18.73%
0
2007

 20.667393
27.956245
35.27%
0
2006

 18.016422
20.667393
14.71%
0
2005

 13.476102
18.016422
33.69%
0
2004

 10.000000
13.476102
34.76%
0
2003*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund
10.000000
11.234686
12.35%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund
10.515506
11.116881
5.72%
0
2007*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund
10.333174
10.626180
2.84%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund
13.417123
15.001465
11.81%
0
2007*

 Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund
10.000000
9.402857
-5.97%
0
2007*

 Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund
10.254861
10.698171
4.32%
0
2007*

 Additional Contract Options Elected (Total 1.80%)

 (Variable account charges of 1.80% of the daily net assets of the variable account)

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ
17.520036
17.437577
-0.47%
0
2007

 15.796069
17.520036
10.91%
0
2006

 15.256637
15.796069
3.54%
0
2005

 14.016990
15.256637
8.84%
0
2004

 10.000000
14.016990
40.17%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ
15.442142
16.941722
9.71%
591
2007

 14.826256
15.442142
4.15%
0
2006

 13.904454
14.826256
6.63%
0
2005

 13.316033
13.904454
4.42%
0
2004

 10.000000
13.316033
33.16%
0
2003*

 AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ
19.297557
20.947050
8.55%
0
2007

 16.902567
19.297557
14.17%
0
2006

 15.751883
16.902567
7.31%
0
2005

 13.915742
15.751883
13.19%
0
2004

 10.000000
13.915742
39.16%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ
17.578329
18.099119
2.96%
0
2007

 15.300880
17.578329
14.88%
0
2006

 14.895904
15.300880
2.72%
0
2005

 13.638413
14.895904
9.22%
0
2004

 10.000000
13.638413
36.38%
0
2003*

 AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ
20.243032
20.180294
-0.31%
0
2007

 18.049671
20.243032
12.15%
0
2006

 17.236512
18.049671
4.72%
0
2005

 14.740687
17.236512
16.93%
0
2004

 10.000000
14.740687
47.41%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ
17.466671
17.076207
-2.24%
0
2007

 15.225883
17.466671
14.72%
0
2006

 14.834062
15.225883
2.64%
0
2005

 13.418600
14.834062
10.55%
0
2004

 10.000000
13.418600
34.19%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ
19.840680
22.972490
15.78%
0
2007

 16.195948
19.840680
22.50%
0
2006

 14.580903
16.195948
11.08%
0
2005

 12.936733
14.580903
12.71%
0
2004

 10.000000
12.936733
29.37%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ
15.270392
17.678101
15.77%
0
2007

 12.453106
15.270392
22.62%
0
2006

 11.224493
12.453106
10.95%
0
2005

 10.000000
11.224493
12.24%
0
2004*

 American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ
13.190159
12.637300
-4.19%
0
2007

 11.171661
13.190159
18.07%
0
2006

 10.000000
11.171661
11.72%
0
2005*

 American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ
13.404337
15.905021
18.66%
0
2007

 14.128155
13.404337
-5.12%
0
2006

 14.107788
14.128155
0.14%
0
2005

 12.990651
14.107788
8.60%
0
2004

 10.000000
12.990651
29.91%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ
18.189206
16.911778
-7.02%
575
2007

 15.634840
18.189206
16.34%
0
2006

 15.183516
15.634840
2.97%
0
2005

 13.542256
15.183516
12.12%
0
2004

 10.000000
13.542256
35.42%
0
2003*

 American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ
12.102067
16.580643
37.01%
0
2007

 11.318754
12.102067
6.92%
0
2006

 10.000000
11.318754
13.19%
0
2005*

 American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ
10.722391
11.527924
7.51%
0
2007

 10.747787
10.722391
-0.24%
0
2006

 10.775856
10.747787
-0.26%
0
2005

 10.370757
10.775856
3.91%
0
2004

 10.000000
10.370757
3.71%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ
20.556777
20.052499
-2.45%
0
2007

 18.295913
20.556777
12.36%
0
2006

 17.373568
18.295913
5.31%
0
2005

 14.515251
17.373568
19.69%
0
2004

 10.000000
14.515251
45.15%
0
2003*

 Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ
16.672368
17.187782
3.09%
0
2007

 14.736279
16.672368
13.14%
0
2006

 14.368549
14.736279
2.56%
0
2005

 13.259231
14.368549
8.37%
0
2004

 10.000000
13.259231
32.59%
0
2003*

 Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ
15.168104
15.914110
4.92%
0
2007

 13.291141
15.168104
14.12%
0
2006

 12.998806
13.291141
2.25%
0
2005

 12.631214
12.998806
2.91%
0
2004

 10.000000
12.631214
26.31%
0
2003*

 Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ
15.789885
13.755208
-12.89%
0
2007

 15.531693
15.789885
1.66%
0
2006

 14.983039
15.531693
3.66%
0
2005

 13.740007
14.983039
9.05%
0
2004

 10.000000
13.740007
37.40%
0
2003*

 Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ
16.799220
14.868299
-11.49%
0
2007

 14.685424
16.799220
14.39%
0
2006

 14.272175
14.685424
2.90%
0
2005

 13.272703
14.272175
7.53%
0
2004

 10.000000
13.272703
32.73%
0
2003*

 Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ
15.433434
16.615252
7.66%
0
2007

 13.573366
15.433434
13.70%
0
2006

 13.591048
13.573366
-0.13%
0
2005

 12.921451
13.591048
5.18%
0
2004

 10.000000
12.921451
29.21%
0
2003*

 Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ
10.240314
11.251384
9.87%
1,341
2007

 10.000000
10.240314
2.40%
342
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ
10.492661
10.832380
3.24%
0
2007

 10.281448
10.492661
2.05%
0
2006

 10.367069
10.281448
-0.83%
0
2005

 10.217883
10.367069
1.46%
0
2004

 10.000000
10.217883
2.18%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ
18.897645
21.766411
15.18%
0
2007

 17.268897
18.897645
9.43%
0
2006

 15.074909
17.268897
14.55%
0
2005

 13.330385
15.074909
13.09%
0
2004

 10.000000
13.330385
33.30%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ
15.292040
21.868739
43.01%
0
2007

 13.352901
15.292040
14.52%
0
2006

 10.000000
13.352901
33.53%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ
18.233864
18.131699
-0.56%
299
2007

 15.481737
18.233864
17.78%
299
2006

 14.932866
15.481737
3.68%
300
2005

 13.670820
14.932866
9.23%
0
2004

 10.000000
13.670820
36.71%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ
11.479030
12.220629
6.46%
0
2007

 10.666944
11.479030
7.61%
0
2006

 10.000000
10.666944
6.67%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ
12.037198
12.997456
7.98%
0
2007

 10.972836
12.037198
9.70%
0
2006

 10.000000
10.972836
9.73%
0
2005*

 Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ
12.398869
13.523463
9.07%
0
2007

 11.180460
12.398869
10.90%
0
2006

 10.000000
11.180460
11.80%
0
2005*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ
15.167421
18.863469
24.37%
0
2007

 14.492214
15.167421
4.66%
0
2006

 13.987398
14.492214
3.61%
0
2005

 13.812504
13.987398
1.27%
0
2004

 10.000000
13.812504
38.13%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ
10.759148
10.995925
2.20%
41,341
2007

 10.520620
10.759148
2.27%
2,451
2006

 10.513713
10.520620
0.07%
414
2005

 10.275874
10.513713
2.31%
0
2004

 10.000000
10.275874
2.76%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ
22.392345
25.359600
13.25%
96
2007

 20.285633
22.392345
10.39%
0
2006

 17.502931
20.285633
15.90%
0
2005

 14.298178
17.502931
22.41%
0
2004

 10.000000
14.298178
42.98%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ
22.149968
25.458055
14.93%
0
2007

 19.151163
22.149968
15.66%
0
2006

 16.417462
19.151163
16.65%
0
2005

 14.753996
16.417462
11.27%
0
2004

 10.000000
14.753996
47.54%
0
2003*

 Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ
14.840411
17.057859
14.94%
211
2007

 12.826808
14.840411
15.70%
0
2006

 10.999651
12.826808
16.61%
0
2005

 10.000000
10.999651
10.00%
0
2004*

 Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ
21.258879
22.009961
3.53%
0
2007

 18.660266
21.258879
13.93%
0
2006

 18.551112
18.660266
0.59%
0
2005

 16.594524
18.551112
11.79%
0
2004

 10.000000
16.594524
65.95%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ
11.082100
11.290361
1.88%
0
2007

 10.000000
11.082100
10.82%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ
16.735450
15.990900
-4.45%
309
2007

 14.549945
16.735450
15.02%
310
2006

 14.325045
14.549945
1.57%
311
2005

 13.142118
14.325045
9.00%
0
2004

 10.000000
13.142118
31.42%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ
21.419668
20.531409
-4.15%
0
2007

 18.645032
21.419668
14.88%
0
2006

 17.455454
18.645032
6.81%
0
2005

 14.364281
17.455454
21.52%
0
2004

 10.000000
14.364281
43.64%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ
15.923723
20.122664
26.37%
0
2007

 12.651246
15.923723
25.87%
0
2006

 10.000000
12.651246
26.51%
0
2005*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ
20.616415
23.372454
13.37%
0
2007

 17.286118
20.616415
19.27%
0
2006

 15.977318
17.286118
8.19%
0
2005

 13.726705
15.977318
16.40%
0
2004

 10.000000
13.726705
37.27%
0
2003*

 Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ
14.818425
16.797762
13.36%
13,645
2007

 12.423072
14.818425
19.28%
1,053
2006

 11.486259
12.423072
8.16%
0
2005

 10.000000
11.486259
14.86%
0
2004*

 Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ
10.818969
11.795237
9.02%
0
2007

 9.762850
10.818969
10.82%
0
2006

 10.000000
9.762850
-2.37%
0
2005*

 Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ
14.020622
15.183189
8.29%
0
2007

 12.930226
14.020622
8.43%
0
2006

 12.229660
12.930226
5.73%
0
2005

 11.500087
12.229660
6.34%
0
2004

 10.000000
11.500087
15.00%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ
17.058984
22.886905
34.16%
0
2007

 15.919551
17.058984
7.16%
0
2006

 14.402045
15.919551
10.54%
0
2005

 12.432126
14.402045
15.85%
0
2004

 10.000000
12.432126
24.32%
0
2003*

 Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ
16.611477
17.311109
4.21%
0
2007

 15.270609
16.611477
8.78%
0
2006

 14.019804
15.270609
8.92%
0
2005

 12.154059
14.019804
15.35%
0
2004

 10.000000
12.154059
21.54%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ
31.230706
39.257929
25.70%
0
2007

 21.688225
31.230706
44.00%
0
2006

 16.738188
21.688225
29.57%
0
2005

 14.361268
16.738188
16.55%
0
2004

 10.000000
14.361268
43.61%
0
2003*

 Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ
21.216561
26.681202
25.76%
2,083
2007

 14.727162
21.216561
44.06%
346
2006

 11.359225
14.727162
29.65%
0
2005

 10.000000
11.359225
13.59%
0
2004*

 Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ
10.125323
10.416482
2.88%
37,356
2007

 9.894639
10.125323
2.33%
1,986
2006

 9.932152
9.894639
-0.38%
0
2005

 10.036005
9.932152
-1.03%
0
2004

 10.000000
10.036005
0.36%
0
2003*

 MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ
14.532572
15.842803
9.02%
0
2007

 13.790894
14.532572
5.38%
0
2006

 13.473465
13.790894
2.36%
0
2005

 12.589263
13.473465
7.02%
0
2004

 10.000000
12.589263
25.89%
0
2003*

 MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ
18.246613
19.276952
5.65%
0
2007

 15.418416
18.246613
18.34%
0
2006

 14.746550
15.418416
4.56%
0
2005

 13.077936
14.746550
12.76%
0
2004

 10.000000
13.077936
30.78%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ
15.516839
15.314432
-1.30%
0
2007

 15.012087
15.516839
3.36%
0
2006

 14.855998
15.012087
1.05%
0
2005

 13.522216
14.855998
9.86%
0
2004

 10.000000
13.522216
35.22%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ
14.075423
14.264802
1.35%
19,178
2007

 11.609751
14.075423
21.24%
2,158
2006

 10.000000
11.609751
16.10%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ
17.886174
21.461194
19.99%
0
2007

 15.910805
17.886174
12.42%
0
2006

 14.284018
15.910805
11.39%
0
2005

 12.535795
14.284018
13.95%
0
2004

 10.000000
12.535795
25.36%
0
2003*

 Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ
12.553083
12.702217
1.19%
0
2007

 11.522539
12.553083
8.94%
0
2006

 10.000000
11.522539
15.23%
0
2005*

 Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ
15.936002
16.838934
5.67%
30,334
2007

 14.271672
15.936002
11.66%
2,550
2006

 13.599927
14.271672
4.94%
0
2005

 12.225637
13.599927
11.24%
0
2004

 10.000000
12.225637
22.26%
0
2003*

 NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ
10.430613
10.870847
4.22%
19,677
2007

 10.000000
10.430613
4.31%
0
2006*

 NVIT American Funds NVIT Bond Fund: Class II – Q/NQ
10.412741
10.529215
1.12%
21,230
2007

 10.000000
10.412741
4.13%
0
2006*

 NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ
10.712318
12.029430
12.30%
83
2007

 10.000000
10.712318
7.12%
0
2006*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT American Funds NVIT Growth Fund: Class II – Q/NQ
10.240314
11.251384
9.87%
1,341
2007

 10.000000
10.240314
2.40%
342
2006*

 NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ
10.000000
9.772893
-2.27%
22,342
2007*

 NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ
14.049499
14.227700
1.27%
0
2007

 12.934751
14.049499
8.62%
0
2006

 12.864955
12.934751
0.54%
0
2005

 11.899285
12.864955
8.12%
0
2004

 10.000000
11.899285
18.99%
0
2003*

 NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ
11.311733
11.458925
1.30%
0
2007

 10.414642
11.311733
8.61%
0
2006

 10.000000
10.414642
4.15%
0
2005*

 NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ
34.261585
48.845262
42.57%
0
2007

 25.593427
34.261585
33.87%
0
2006

 19.693802
25.593427
29.96%
0
2005

 16.651616
19.693802
18.27%
0
2004

 10.000000
16.651616
66.52%
0
2003*

 NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ
20.442522
29.195921
42.82%
0
2007

 15.243606
20.442522
34.11%
0
2006

 11.715831
15.243606
30.11%
0
2005

 10.000000
11.715831
17.67%
0
2004*

 NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ
22.200475
26.171731
17.89%
0
2007

 16.461313
22.200475
34.86%
0
2006

 15.785444
16.461313
4.28%
0
2005

 12.407351
15.785444
27.23%
0
2004

 10.000000
12.407351
24.07%
0
2003*

 NVIT NVIT Global Financial Services Fund: Class II – Q/NQ
21.623093
20.932180
-3.20%
0
2007

 18.335686
21.623093
17.93%
0
2006

 16.852973
18.335686
8.80%
0
2005

 14.211109
16.852973
18.59%
0
2004

 10.000000
14.211109
42.11%
0
2003*

 Sub-Account
Accumulation Unit Value at Beginning of Period
Accumulation Unit Value at End of Period
Percent Change in Accumulation Unit Value
Number of Accumulation Units at End of Period
Period

 NVIT NVIT Government Bond Fund: Class I – Q/NQ
10.476712
11.023542
5.22%
38,049
2007

 10.323283
10.476712
1.49%
2,088
2006

 10.179763
10.323283
1.41%
0
2005

 10.038872
10.179763
1.40%
0
2004

 10.000000
10.038872
0.39%
0
2003*

 NVIT NVIT Health Sciences Fund: Class II – Q/NQ
15.593824
17.290618
10.88%
0
2007

 15.501628
15.593824
0.59%
0
2006

 14.590363
15.501628
6.25%
0
2005

 13.812834
14.590363
5.63%
0
2004

 10.000000
13.812834
38.13%
0
2003*

 NVIT NVIT Health Sciences Fund: Class VI – Q/NQ
10.504151
11.652517
10.93%
0
2007

 10.443718
10.504151
0.58%
0
2006

 9.825503
10.443718
6.29%
0
2005

 10.000000
9.825503
-1.74%
0
2004*

 NVIT NVIT International Index Fund: Class VIII – Q/NQ
10.831580
11.634112
7.41%
0
2007

 10.000000
10.831580
8.32%
0
2006*

 NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ
11.650951
12.055724
3.47%
0
2007

 11.175080
11.650951
4.26%
0
2006

 11.015097
11.175080
1.45%
0
2005

 10.718341
11.015097
2.77%
0
2004

 10.000000
10.718341
7.18%
0
2003*

 NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ
13.144366
13.662752
3.94%
0
2007

 12.344849
13.144366
6.48%
6,073
2006

 12.030792
12.344849
2.61%
6,073
2005

 11.432830
12.030792
5.23%
6,073
2004

 10.000000
11.432830
14.33%
0
2003*

 NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ
14.843178
15.399414
3.75%
75,966
2007

 13.573482
14.843178
9.35%
62,453
2006

 13.120388
13.573482
3.45%
51,845
2005

 12.197676
13.120388
7.56%
5,607
2004

 10.000000
12.197676
21.98%
1,200
2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.967720	17.685357	4.23%	16,212	2007
	15.084471	16.967720	12.48%	5,888	2006
	14.345619	15.084471	5.15%	12,824	2005
	13.032501	14.345619	10.08%	9,773	2004
	10.000000	13.032501	30.33%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.663939	19.418103	4.04%	18,816	2007
	16.261968	18.663939	14.77%	18,819	2006
	15.342293	16.261968	5.99%	18,822	2005
	13.701620	15.342293	11.97%	4,609	2004
	10.000000	13.701620	37.02%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.455848	17.568531	6.76%	18,798	2007
	15.282670	16.455848	7.68%	1,113	2006
	14.198902	15.282670	7.63%	0	2005
	12.550000	14.198902	13.14%	0	2004
	10.000000	12.550000	25.50%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.294289	20.377307	5.61%	0	2007
	17.878889	19.294289	7.92%	0	2006
	16.240650	17.878889	10.09%	0	2005
	14.290151	16.240650	13.65%	0	2004
	10.000000	14.290151	42.90%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.132810	10.426279	2.90%	8,177	2007
	9.870853	10.132810	2.65%	300	2006
	9.790082	9.870853	0.83%	0	2005
	9.889293	9.790082	-1.00%	0	2004
	10.000000	9.889293	-1.11%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.356427	21.537850	0.85%	0	2007
	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005
	13.733726	16.183856	17.84%	0	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.111008	15.237873	0.84%	16,245	2007
	12.570579	15.111008	20.21%	1,125	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.317444	17.544321	7.52%	137	2007
	16.134121	16.317444	1.14%	0	2006
	15.249341	16.134121	5.80%	0	2005
	13.721857	15.249341	11.13%	0	2004
	10.000000	13.721857	37.22%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.255469	20.272848	-8.91%	0	2007
	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005
	16.688734	19.173862	14.89%	0	2004
	10.000000	16.688734	66.89%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.598389	20.608770	0.05%	2,756	2007
	18.769168	20.598389	9.75%	334	2006
	17.063461	18.769168	10.00%	0	2005
	14.628336	17.063461	16.65%	0	2004
	10.000000	14.628336	46.28%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.501933	17.482313	5.94%	25,229	2007
	14.817828	16.501933	11.37%	2,146	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.506743	19.449696	17.83%	0	2007
	15.186972	16.506743	8.69%	0	2006
	15.585378	15.186972	-2.56%	0	2005
	15.255822	15.585378	2.16%	0	2004
	10.000000	15.255822	52.56%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.526673	13.571163	17.74%	0	2007
	10.555400	11.526673	9.20%	0	2006
	10.832314	10.555400	-2.56%	0	2005
	10.000000	10.832314	8.32%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.581451	21.081413	19.91%	0	2007
	17.993773	17.581451	-2.29%	0	2006
	16.403535	17.993773	9.69%	0	2005
	14.901257	16.403535	10.08%	0	2004
	10.000000	14.901257	49.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.109621	17.318324	-4.37%	16,150	2007
	15.957644	18.109621	13.49%	1,570	2006
	15.631642	15.957644	2.09%	0	2005
	13.595292	15.631642	14.98%	0	2004
	10.000000	13.595292	35.95%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.774087	12.095722	2.73%	0	2007
	11.436003	11.774087	2.96%	0	2006
	11.396583	11.436003	0.35%	0	2005
	10.893681	11.396583	4.62%	0	2004
	10.000000	10.893681	8.94%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.525560	17.357386	11.80%	309	2007
	14.681601	15.525560	5.75%	310	2006
	14.256716	14.681601	2.98%	310	2005
	13.617132	14.256716	4.70%	0	2004
	10.000000	13.617132	36.17%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.853903	15.468733	4.14%	0	2007
	12.883737	14.853903	15.29%	0	2006
	11.503272	12.883737	12.00%	0	2005
	10.000000	11.503272	15.03%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.755050	23.701973	4.16%	0	2007
	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005
	15.098167	17.625493	16.74%	0	2004
	10.000000	15.098167	50.98%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.532427	-4.68%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.849358	13.534952	-2.27%	0	2007
	12.911286	13.849358	7.27%	0	2006
	12.888862	12.911286	0.17%	0	2005
	12.071064	12.888862	6.77%	0	2004
	10.000000	12.071064	20.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.404704	16.776556	2.27%	23,594	2007
	14.556268	16.404704	12.70%	2,254	2006
	14.017578	14.556268	3.84%	0	2005
	13.078404	14.017578	7.18%	0	2004
	10.000000	13.078404	30.78%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.401986	20.722098	-3.18%	4,501	2007
	19.007120	21.401986	12.60%	403	2006
	17.640670	19.007120	7.75%	0	2005
	15.072953	17.640670	17.04%	0	2004
	10.000000	15.072953	50.73%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005
	12.275514	13.394064	9.11%	0	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	12.003120	13.257878	10.45%	9,248	2007
	11.179600	12.003120	7.37%	0	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.245614	12.388301	1.17%	0	2007
	10.509601	12.245614	16.52%	0	2006
	10.000000	10.509601	5.10%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.222485	10.562215	3.32%	348	2007
	10.006526	10.222485	2.16%	0	2006
	10.000000	10.006526	0.07%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.707238	11.062118	3.31%	32,084	2007
	10.528053	10.707238	1.70%	1,609	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.251803	16.978141	4.47%	0	2007
	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005
	12.546417	13.562397	8.10%	0	2004
	10.000000	12.546417	25.46%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.899532	22.662622	-18.77%	0	2007
	20.635929	27.899532	35.20%	0	2006
	17.998124	20.635929	14.66%	0	2005
	13.469260	17.998124	33.62%	0	2004
	10.000000	13.469260	34.69%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.230868	12.31%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.504157	11.099194	5.66%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.322030	10.609288	2.78%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.402661	14.977636	11.75%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.399662	-6.00%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.243801	10.681162	4.27%	0	2007*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.485559	17.394348	-0.52%	375	2007
	15.772988	17.485559	10.86%	423	2006
	15.242090	15.772988	3.48%	475	2005
	14.010752	15.242090	8.79%	0	2004
	10.000000	14.010752	40.11%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.411768	16.899739	9.65%	0	2007
	14.804611	15.411768	4.10%	0	2006
	13.891196	14.804611	6.58%	0	2005
	13.310109	13.891196	4.37%	0	2004
	10.000000	13.310109	33.10%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.259541	20.895091	8.49%	23	2007
	16.877833	19.259541	14.11%	0	2006
	15.736819	16.877833	7.25%	0	2005
	13.909528	15.736819	13.14%	0	2004
	10.000000	13.909528	39.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.543710	18.054232	2.91%	0	2007
	15.278513	17.543710	14.83%	0	2006
	14.881685	15.278513	2.67%	0	2005
	13.632334	14.881685	9.16%	0	2004
	10.000000	13.632334	36.32%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.801659	22.915576	15.73%	0	2007
	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.249763	17.645198	15.71%	0	2007
	12.442586	15.249763	22.56%	0	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.179014	12.620144	-4.24%	557	2007
	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.377940	15.865581	18.60%	0	2007
	14.107494	13.377940	-5.17%	0	2006
	14.094317	14.107494	0.09%	0	2005
	12.984862	14.094317	8.54%	0	2004
	10.000000	12.984862	29.85%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.153365	16.869809	-7.07%	665	2007
	15.611957	18.153365	16.28%	671	2006
	15.169005	15.611957	2.92%	646	2005
	13.536215	15.169005	12.06%	638	2004
	10.000000	13.536215	35.36%	646	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.091851	16.558172	36.94%	0	2007
	11.314949	12.091851	6.87%	0	2006
	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.700603	11.498609	7.46%	0	2007
	10.731395	10.700603	-0.29%	0	2006
	10.764887	10.731395	-0.31%	0	2005
	10.365477	10.764887	3.85%	0	2004
	10.000000	10.365477	3.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.516323	20.002786	-2.50%	0	2007
	18.269183	20.516323	12.30%	0	2006
	17.356994	18.269183	5.26%	0	2005
	14.508790	17.356994	19.63%	0	2004
	10.000000	14.508790	45.09%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.639547	17.145170	3.04%	169	2007
	14.714741	16.639547	13.08%	0	2006
	14.354842	14.714741	2.51%	0	2005
	13.253320	14.354842	8.31%	0	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.138224	15.874644	4.86%	5,940	2007
	13.271692	15.138224	14.06%	2,068	2006
	12.986389	13.271692	2.20%	2,000	2005
	12.625572	12.986389	2.86%	705	2004
	10.000000	12.625572	26.26%	669	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.766149	14.831429	-11.54%	0	2007
	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.236847	11.241811	9.82%	4,460	2007
	10.000000	10.236847	2.37%	4,212	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.471975	10.805484	3.18%	0	2007
	10.266398	10.471975	2.00%	0	2006
	10.357156	10.266398	-0.88%	0	2005
	10.213311	10.357156	1.41%	0	2004
	10.000000	10.213311	2.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.860451	21.712450	15.12%	1,536	2007
	17.243671	18.860451	9.38%	1,031	2006
	15.060528	17.243671	14.50%	1,031	2005
	13.324455	15.060528	13.03%	0	2004
	10.000000	13.324455	33.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.279127	21.839085	42.93%	0	2007
	13.348402	15.279127	14.46%	0	2006
	10.000000	13.348402	33.48%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.197972	18.086735	-0.61%	1,129	2007
	15.459110	18.197972	17.72%	671	2006
	14.918610	15.459110	3.62%	673	2005
	13.664733	14.918610	9.18%	651	2004
	10.000000	13.664733	36.65%	643	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.469338	12.204072	6.41%	0	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.027039	12.979840	7.92%	0	2007
	10.969142	12.027039	9.64%	0	2006
	10.000000	10.969142	9.69%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.137527	18.816653	24.30%	0	2007
	14.470999	15.137527	4.61%	0	2006
	13.974030	14.470999	3.56%	0	2005
	13.806339	13.974030	1.21%	0	2004
	10.000000	13.806339	38.06%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.737961	10.968658	2.15%	26,832	2007
	10.505247	10.737961	2.22%	13,801	2006
	10.503682	10.505247	0.01%	3,294	2005
	10.271299	10.503682	2.26%	0	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.348276	25.296736	13.19%	1,781	2007
	20.255999	22.348276	10.33%	1,382	2006
	17.486236	20.255999	15.84%	1,442	2005
	14.291814	17.486236	22.35%	615	2004
	10.000000	14.291814	42.92%	646	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.820340	17.026073	14.88%	0	2007
	12.815973	14.820340	15.64%	0	2006
	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.217030	21.955389	3.48%	0	2007
	18.633000	21.217030	13.87%	0	2006
	18.533418	18.633000	0.54%	0	2005
	16.587140	18.533418	11.73%	0	2004
	10.000000	16.587140	65.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.078363	11.280782	1.83%	3,800	2007
	10.000000	11.078363	10.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.702536	15.951280	-4.50%	0	2007
	14.528693	16.702536	14.96%	0	2006
	14.311386	14.528693	1.52%	0	2005
	13.136268	14.311386	8.95%	0	2004
	10.000000	13.136268	31.36%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.377512	20.480506	-4.20%	0	2007
	18.617786	21.377512	14.82%	0	2006
	17.438799	18.617786	6.76%	0	2005
	14.357875	17.438799	21.46%	0	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.910289	20.095412	26.30%	0	2007
	12.646990	15.910289	25.80%	0	2006
	10.000000	12.646990	26.47%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.798397	16.766478	13.30%	13,718	2007
	12.412578	14.798397	19.22%	9,911	2006
	11.482386	12.412578	8.10%	3,108	2005
	10.000000	11.482386	14.82%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.809817	11.779233	8.97%	0	2007
	9.759551	10.809817	10.76%	0	2006
	10.000000	9.759551	-2.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	17.025367	22.830114	34.09%	0	2007
	15.896255	17.025367	7.10%	0	2006
	14.388282	15.896255	10.48%	0	2005
	12.426582	14.388282	15.79%	0	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.187903	26.631529	25.69%	1,948	2007
	14.714740	21.187903	43.99%	2,688	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.105358	10.390631	2.82%	23,278	2007
	9.880148	10.105358	2.28%	11,882	2006
	9.922647	9.880148	-0.43%	727	2005
	10.031522	9.922647	-1.09%	0	2004
	10.000000	10.031522	0.32%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.503959	15.803516	8.96%	0	2007
	13.770714	14.503959	5.32%	0	2006
	13.460591	13.770714	2.30%	0	2005
	12.583644	13.460591	6.97%	0	2004
	10.000000	12.583644	25.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.210675	19.229140	5.59%	0	2007
	15.395861	18.210675	18.28%	0	2006
	14.732461	15.395861	4.50%	0	2005
	13.072099	14.732461	12.70%	0	2004
	10.000000	13.072099	30.72%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.486280	15.276455	-1.35%	0	2007
	14.990135	15.486280	3.31%	0	2006
	14.841809	14.990135	1.00%	0	2005
	13.516188	14.841809	9.81%	0	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.063542	14.245458	1.29%	21,145	2007
	11.605833	14.063542	21.18%	19,968	2006
	10.000000	11.605833	16.06%	5,364	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.849852	21.406652	19.93%	0	2007
	15.886562	17.849852	12.36%	0	2006
	14.269491	15.886562	11.33%	0	2005
	12.529424	14.269491	13.89%	0	2004
	10.000000	12.529424	25.29%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.542479	12.684998	1.14%	0	2007
	11.518655	12.542479	8.89%	0	2006
	10.000000	11.518655	15.19%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.906329	16.798984	5.61%	26,921	2007
	14.252324	15.906329	11.61%	21,237	2006
	13.588384	14.252324	4.89%	5,243	2005
	12.221487	13.588384	11.18%	0	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.427094	10.861614	4.17%	27,082	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.409221	10.520262	1.07%	17,841	2007
	10.000000	10.409221	4.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.708700	12.019214	12.24%	641	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.236847	11.241811	9.82%	4,460	2007
	10.000000	10.236847	2.37%	4,212	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.769577	-2.30%	19,102	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	14.021832	14.192415	1.22%	0	2007
	12.915841	14.021832	8.56%	0	2006
	12.852665	12.915841	0.49%	0	2005
	11.893980	12.852665	8.06%	0	2004
	10.000000	11.893980	18.94%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.302178	11.443376	1.25%	0	2007
	10.411135	11.302178	8.56%	0	2006
	10.000000	10.411135	4.11%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.414905	29.141566	42.75%	0	2007
	15.230741	20.414905	34.04%	0	2006
	11.711869	15.230741	30.05%	0	2005
	10.000000	11.711869	17.12%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.156759	26.106835	17.83%	0	2007
	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004
	10.000000	12.401814	24.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.580520	20.880265	-3.24%	0	2007
	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.456077	10.996208	5.17%	24,301	2007
	10.308192	10.456077	1.43%	14,202	2006
	10.170039	10.308192	1.36%	3,417	2005
	10.034393	10.170039	1.35%	0	2004
	10.000000	10.034393	0.34%	0	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.563123	17.247744	10.82%	0	2007
	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004
	10.000000	13.806681	38.07%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.489937	11.630792	10.88%	0	2007
	10.434896	10.489937	0.53%	0	2006
	9.822186	10.434896	6.24%	0	2005
	10.000000	9.822186	-1.78%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.827926	11.624236	7.35%	0	2007
	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.628004	12.025824	3.42%	1,554	2007
	11.158734	11.628004	4.21%	0	2006
	11.004575	11.158734	1.40%	0	2005
	10.713558	11.004575	2.72%	0	2004
	10.000000	10.713558	7.14%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.118511	13.628897	3.89%	17,806	2007
	12.326824	13.118511	6.42%	8,231	2006
	12.019327	12.326824	2.56%	618	2005
	11.427726	12.019327	5.18%	618	2004
	10.000000	11.427726	14.28%	559	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.813939	15.361218	3.69%	42,009	2007
	13.553620	14.813939	9.30%	33,511	2006
	13.107851	13.553620	3.40%	31,067	2005
	12.192229	13.107851	7.51%	473	2004
	10.000000	12.192229	21.92%	475	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.934317	17.641492	4.18%	26,984	2007
	15.062418	16.934317	12.43%	16,821	2006
	14.331913	15.062418	5.10%	7,841	2005
	13.026688	14.331913	10.02%	1,596	2004
	10.000000	13.026688	30.27%	1,599	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.627254	19.370012	3.99%	17,963	2007
	16.238229	18.627254	14.71%	10,289	2006
	15.327674	16.238229	5.94%	10,289	2005
	13.695527	15.327674	11.92%	0	2004
	10.000000	13.695527	36.96%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.425215	17.526849	6.71%	15,030	2007
	15.261964	16.425215	7.62%	9,417	2006
	14.186862	15.261964	7.58%	3,084	2005
	12.545735	14.186862	13.08%	0	2004
	10.000000	12.545735	25.46%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.256325	20.326795	5.56%	88	2007
	17.852771	19.256325	7.86%	116	2006
	16.225157	17.852771	10.03%	148	2005
	14.283788	16.225157	13.59%	0	2004
	10.000000	14.283788	42.84%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.112656	10.400214	2.84%	4,407	2007
	9.856226	10.112656	2.60%	1,217	2006
	9.780540	9.856226	0.77%	1,213	2005
	9.884687	9.780540	-1.05%	0	2004
	10.000000	9.884687	-1.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.090586	15.209482	0.79%	14,882	2007
	12.559962	15.090586	20.15%	9,880	2006
	11.445372	12.559962	9.74%	3,120	2005
	10.000000	11.445372	14.45%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.285328	17.500830	7.46%	0	2007
	16.110548	16.285328	1.08%	0	2006
	15.234783	16.110548	5.75%	0	2005
	13.715748	15.234783	11.08%	0	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.211681	20.222599	-8.96%	0	2007
	19.325182	22.211681	14.94%	0	2006
	19.155578	19.325182	0.89%	0	2005
	16.681315	19.155578	14.83%	0	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.557852	20.557672	0.00%	937	2007
	18.741745	20.557852	9.69%	2,595	2006
	17.047183	18.741745	9.94%	569	2005
	14.621826	17.047183	16.59%	0	2004
	10.000000	14.621826	46.22%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.469458	17.438964	5.89%	21,939	2007
	14.796175	16.469458	11.31%	17,363	2006
	14.082839	14.796175	5.07%	4,512	2005
	13.099371	14.082839	7.51%	0	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.474225	19.401445	17.77%	0	2007
	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004
	10.000000	15.249015	52.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.511104	13.545888	17.68%	0	2007
	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	0	2005
	10.000000	10.828670	8.29%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.546819	21.029119	19.85%	0	2007
	17.967457	17.546819	-2.34%	0	2006
	16.387865	17.967457	9.64%	0	2005
	14.894613	16.387865	10.03%	0	2004
	10.000000	14.894613	48.95%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.073967	17.275388	-4.42%	14,335	2007
	15.934319	18.073967	13.43%	12,788	2006
	15.616715	15.934319	2.03%	4,220	2005
	13.589226	15.616715	14.92%	0	2004
	10.000000	13.589226	35.89%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.750886	12.065711	2.68%	1,957	2007
	11.419269	11.750886	2.90%	0	2006
	11.385690	11.419269	0.29%	0	2005
	10.888817	11.385690	4.56%	0	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.495013	17.314356	11.74%	1,948	2007
	14.660153	15.495013	5.69%	1,627	2006
	14.243117	14.660153	2.93%	1,683	2005
	13.611063	14.243117	4.64%	0	2004
	10.000000	13.611063	36.11%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.833818	15.439925	4.09%	0	2007
	12.872847	14.833818	15.23%	0	2006
	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.710241	23.643183	4.11%	0	2007
	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004
	10.000000	15.091431	50.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.529185	-4.71%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.822109	13.501403	-2.32%	0	2007
	12.892436	13.822109	7.21%	0	2006
	12.876571	12.892436	0.12%	0	2005
	12.065688	12.876571	6.72%	0	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.372426	16.734981	2.21%	19,800	2007
	14.535004	16.372426	12.64%	19,007	2006
	14.004211	14.535004	3.79%	4,953	2005
	13.072585	14.004211	7.13%	0	2004
	10.000000	13.072585	30.73%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.359870	20.670727	-3.23%	4,808	2007
	18.979349	21.359870	12.54%	3,513	2006
	17.623824	18.979349	7.69%	563	2005
	15.066242	17.623824	16.98%	0	2004
	10.000000	15.066242	50.66%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.726340	14.501740	-7.79%	0	2007
	13.822597	15.726340	13.77%	0	2006
	13.382696	13.822597	3.29%	0	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.957523	13.418513	3.56%	0	2007
	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004
	10.000000	11.707077	17.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.992976	13.239894	10.40%	7,464	2007
	11.175837	11.992976	7.31%	0	2006
	10.000000	11.175837	11.76%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.235269	12.371509	1.11%	1,595	2007
	10.506054	12.235269	16.46%	1,595	2006
	10.000000	10.506054	5.06%	1,595	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.213846	10.547888	3.27%	0	2007
	10.003149	10.213846	2.11%	0	2006
	10.000000	10.003149	0.03%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.687295	11.035849	3.26%	19,508	2007
	10.513789	10.687295	1.65%	11,528	2006
	10.305973	10.513789	2.02%	3,238	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.842906	22.605034	-18.81%	0	2007
	20.604499	27.842906	35.13%	0	2006
	17.979835	20.604499	14.60%	0	2005
	13.462423	17.979835	33.56%	0	2004
	10.000000	13.462423	34.62%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.227043	12.27%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.492827	11.081552	5.61%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.310889	10.592413	2.73%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.388215	14.953827	11.69%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.396451	-6.04%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.232743	10.664172	4.22%	0	2007*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.451124	17.351196	-0.57%	0	2007
	15.749928	17.451124	10.80%	0	2006
	15.227522	15.749928	3.43%	0	2005
	14.004498	15.227522	8.73%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.381409	16.857806	9.60%	0	2007
	14.782959	15.381409	4.05%	0	2006
	13.877928	14.782959	6.52%	0	2005
	13.304174	13.877928	4.31%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.221592	20.843229	8.44%	236	2007
	16.853145	19.221592	14.05%	0	2006
	15.721785	16.853145	7.20%	0	2005
	13.903325	15.721785	13.08%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.509150	18.009437	2.86%	0	2007
	15.256160	17.509150	14.77%	0	2006
	14.867466	15.256160	2.61%	0	2005
	13.626250	14.867466	9.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.163377	20.080310	-0.41%	0	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.397983	16.991635	-2.34%	0	2007
	15.181408	17.397983	14.60%	0	2006
	14.805759	15.181408	2.54%	0	2005
	13.406642	14.805759	10.44%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.762648	22.858730	15.67%	0	2007
	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005
	12.925188	14.553074	12.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.229159	17.612329	15.65%	0	2007
	12.432094	15.229159	22.50%	0	2006
	11.216941	12.432094	10.83%	0	2005
	10.000000	11.216941	12.17%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.167878	12.603032	-4.29%	847	2007
	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.351608	15.826243	18.53%	0	2007
	14.086883	13.351608	-5.22%	0	2006
	14.080863	14.086883	0.04%	0	2005
	12.979076	14.080863	8.49%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.117641	16.827987	-7.12%	0	2007
	15.589146	18.117641	16.22%	0	2006
	15.154532	15.589146	2.87%	0	2005
	13.530178	15.154532	12.01%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.081634	16.535725	36.87%	0	2007
	11.311135	12.081634	6.81%	0	2006
	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.678841	11.469347	7.40%	1,020	2007
	10.715015	10.678841	-0.34%	0	2006
	10.753920	10.715015	-0.36%	0	2005
	10.360197	10.753920	3.80%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.475926	19.953186	-2.55%	0	2007
	18.242482	20.475926	12.24%	0	2006
	17.340425	18.242482	5.20%	0	2005
	14.502323	17.340425	19.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.606789	17.102642	2.99%	0	2007
	14.693228	16.606789	13.02%	0	2006
	14.341131	14.693228	2.46%	0	2005
	13.247418	14.341131	8.26%	0	2004

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.108418	15.835261	4.81%	0	2007
	13.252291	15.108418	14.01%	0	2006
	12.973992	13.252291	2.15%	0	2005
	12.619952	12.973992	2.81%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005
	13.727773	14.954456	8.94%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.733131	14.794635	-11.58%	0	2007
	14.642519	16.733131	14.28%	0	2006
	14.244936	14.642519	2.79%	0	2005
	13.260877	14.244936	7.42%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.372699	16.532909	7.55%	0	2007
	13.533690	15.372699	13.59%	0	2006
	13.565101	13.533690	-0.23%	0	2005
	12.909925	13.565101	5.07%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.233395	11.232271	9.76%	1,089	2007
	10.000000	10.233395	2.33%	1,132	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.451360	10.778693	3.13%	0	2007
	10.251388	10.451360	1.95%	0	2006
	10.347262	10.251388	-0.93%	0	2005
	10.208760	10.347262	1.36%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.823323	21.658621	15.06%	1,017	2007
	17.218465	18.823323	9.32%	212	2006
	15.046148	17.218465	14.44%	212	2005
	13.318501	15.046148	12.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.266216	21.809443	42.86%	0	2007
	13.343898	15.266216	14.41%	0	2006
	10.000000	13.343898	33.44%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.162116	18.041852	-0.66%	870	2007
	15.436486	18.162116	17.66%	397	2006
	14.904344	15.436486	3.57%	402	2005
	13.658630	14.904344	9.12%	182	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.016865	12.962220	7.87%	0	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.107734	18.770011	24.24%	0	2007
	14.449853	15.107734	4.55%	0	2006
	13.960697	14.449853	3.50%	0	2005
	13.800194	13.960697	1.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.304255	25.233984	13.14%	426	2007
	20.226375	22.304255	10.27%	0	2006
	17.469531	20.226375	15.78%	0	2005
	14.285435	17.469531	22.29%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.175246	21.900932	3.43%	145	2007
	18.605749	21.175246	13.81%	153	2006
	18.515721	18.605749	0.49%	156	2005
	16.579749	18.515721	11.68%	154	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.800306	16.994351	14.82%	635	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.716787	10.941424	2.10%	26,677	2007
	10.489860	10.716787	2.16%	3,839	2006
	10.493632	10.489860	-0.04%	1,532	2005
	10.266703	10.493632	2.21%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.669638	15.911706	-4.55%	1,588	2007
	14.507449	16.669638	14.90%	1,576	2006
	14.297719	14.507449	1.47%	1,775	2005
	13.130408	14.297719	8.89%	189	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.335411	20.429698	-4.25%	514	2007
	18.590572	21.335411	14.76%	0	2006
	17.422161	18.590572	6.71%	0	2005
	14.351480	17.422161	21.40%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.896831	20.068122	26.24%	0	2007
	12.642722	15.896831	25.74%	0	2006
	10.000000	12.642722	26.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.778401	16.735247	13.24%	9,320	2007
	12.402111	14.778401	19.16%	2,399	2006
	11.478526	12.402111	8.05%	0	2005
	10.000000	11.478526	14.79%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.800672	11.763237	8.91%	0	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.965464	15.107969	8.18%	0	2007
	12.892454	13.965464	8.32%	0	2006
	12.206327	12.892454	5.62%	0	2005
	11.489832	12.206327	6.24%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.991824	22.773483	34.03%	0	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	0	2005
	12.421034	14.374535	15.73%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.549637	17.229024	4.11%	894	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.107912	39.063570	25.57%	0	2007
	21.624889	31.107912	43.85%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.159270	26.581935	25.63%	1,323	2007
	14.702316	21.159270	43.92%	598	2006
	11.351574	14.702316	29.52%	0	2005
	10.000000	11.351574	13.52%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.085460	10.364868	2.77%	23,962	2007
	9.865705	10.085460	2.23%	1,636	2006
	9.913174	9.865705	-0.48%	0	2005
	10.027045	9.913174	-1.14%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.475374	15.764287	8.90%	0	2007
	13.750579	14.475374	5.27%	0	2006
	13.447732	13.750579	2.25%	0	2005
	12.578028	13.447732	6.91%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.174822	19.181453	5.54%	0	2007
	15.373351	18.174822	18.22%	0	2006
	14.718395	15.373351	4.45%	0	2005
	13.066273	14.718395	12.64%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.051646	14.226117	1.24%	12,378	2007
	11.601915	14.051646	21.11%	4,773	2006
	10.000000	11.601915	16.02%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.813577	21.352205	19.86%	0	2007
	15.862330	17.813577	12.30%	0	2006
	14.254955	15.862330	11.28%	0	2005
	12.523040	14.254955	13.83%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.531877	12.667784	1.08%	0	2007
	11.514769	12.531877	8.83%	0	2006
	10.000000	11.514769	15.15%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.876667	16.759067	5.56%	18,353	2007
	14.232977	15.876667	11.55%	4,766	2006
	13.576843	14.232977	4.83%	0	2005
	12.217327	13.576843	11.13%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.423562	10.852373	4.11%	4,432	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.405716	10.511339	1.02%	6,841	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.233395	11.232271	9.76%	1,089	2007
	10.000000	10.233395	2.33%	1,132	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.766249	-2.34%	6,177	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.994206	14.157191	1.16%	0	2007
	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005
	11.888673	12.840387	8.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	34.126891	48.603481	42.42%	0	2007
	25.518716	34.126891	33.73%	0	2006
	19.656249	25.518716	29.82%	0	2005
	16.636793	19.656249	18.15%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.387298	29.087277	42.67%	747	2007
	15.217878	20.387298	33.97%	528	2006
	11.707931	15.217878	29.98%	637	2005
	10.000000	11.707931	17.08%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.113123	26.042090	17.77%	0	2007
	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005
	12.396272	15.755305	27.10%	0	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.538040	20.828485	-3.29%	0	2007
	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.435493	10.968931	5.11%	22,068	2007
	10.293118	10.435493	1.38%	2,634	2006
	10.160331	10.293118	1.31%	0	2005
	10.029912	10.160331	1.30%	0	2004

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.532473	17.204955	10.77%	0	2007
	15.456337	15.532473	0.49%	0	2006
	14.562515	15.456337	6.14%	0	2005
	13.800526	14.562515	5.52%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.475746	11.609116	10.82%	909	2007
	10.426077	10.475746	0.48%	0	2006
	9.818878	10.426077	6.18%	0	2005
	10.000000	9.818878	-1.81%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.605099	11.995994	3.37%	0	2007
	11.142419	11.605099	4.15%	0	2006
	10.994065	11.142419	1.35%	0	2005
	10.708779	10.994065	2.66%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.092663	13.595082	3.84%	6,736	2007
	12.308781	13.092663	6.37%	0	2006
	12.007837	12.308781	2.51%	0	2005
	11.422629	12.007837	5.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.784773	15.323115	3.64%	64,499	2007
	13.533804	14.784773	9.24%	29,601	2006
	13.095335	13.533804	3.35%	29,601	2005
	12.186797	13.095335	7.46%	29,601	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.900988	17.597773	4.12%	34,135	2007
	15.040415	16.900988	12.37%	5,966	2006
	14.318239	15.040415	5.04%	0	2005
	13.020880	14.318239	9.96%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.590551	19.321952	3.93%	4,645	2007
	16.214476	18.590551	14.65%	4,770	2006
	15.313030	16.214476	5.89%	3,517	2005
	13.689404	15.313030	11.86%	1,423	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.394589	17.485210	6.65%	10,979	2007
	15.241249	16.394589	7.57%	2,095	2006
	14.174797	15.241249	7.52%	0	2005
	12.541472	14.174797	13.02%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.218377	20.276352	5.51%	161	2007
	17.826650	19.218377	7.81%	167	2006
	16.209651	17.826650	9.98%	159	2005
	14.277420	16.209651	13.53%	171	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.092529	10.374196	2.79%	6,133	2007
	9.841607	10.092529	2.55%	0	2006
	9.770998	9.841607	0.72%	0	2005
	9.880078	9.770998	-1.10%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.276929	21.435702	0.75%	0	2007
	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005
	13.724397	16.156405	17.72%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.070189	15.181140	0.74%	10,585	2007
	12.549364	15.070189	20.09%	2,891	2006
	11.441520	12.549364	9.68%	688	2005
	10.000000	11.441520	14.42%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.253267	17.457427	7.41%	0	2007
	16.087013	16.253267	1.03%	0	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.02%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.167952	20.172428	-9.00%	0	2007
	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005
	16.673885	19.137305	14.77%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.517363	20.506677	-0.05%	1,404	2007
	18.714350	20.517363	9.63%	576	2006
	17.030906	18.714350	9.88%	0	2005
	14.615310	17.030906	16.53%	0	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.437022	17.395702	5.83%	15,084	2007
	14.774541	16.437022	11.25%	3,882	2006
	14.069386	14.774541	5.01%	0	2005
	13.093531	14.069386	7.45%	0	2004

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.441771	19.353307	17.71%	0	2007
	15.142573	16.441771	8.58%	0	2006
	15.555628	15.142573	-2.66%	0	2005
	15.242217	15.555628	2.06%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.495534	13.520633	17.62%	1,601	2007
	10.537586	11.495534	9.09%	0	2006
	10.825020	10.537586	-2.66%	0	2005
	10.000000	10.825020	8.25%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.512263	20.976958	19.78%	526	2007
	17.941199	17.512263	-2.39%	0	2006
	16.372223	17.941199	9.58%	0	2005
	14.887980	16.372223	9.97%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.038387	17.232540	-4.47%	9,714	2007
	15.911026	18.038387	13.37%	2,876	2006
	15.601811	15.911026	1.98%	0	2005
	13.583167	15.601811	14.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.727753	12.035787	2.63%	1,170	2007
	11.402579	11.727753	2.85%	1,170	2006
	11.374821	11.402579	0.24%	1,412	2005
	10.883959	11.374821	4.51%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.464505	17.271417	11.68%	951	2007
	14.638727	15.464505	5.64%	951	2006
	14.229519	14.638727	2.88%	1,148	2005
	13.605001	14.229519	4.59%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.813778	15.411159	4.03%	0	2007
	12.861990	14.813778	15.17%	0	2006
	11.495518	12.861990	11.89%	0	2005
	10.000000	11.495518	14.96%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005
	15.084714	17.591871	16.62%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.525930	-4.74%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.794853	13.467884	-2.37%	0	2007
	12.873541	13.794853	7.16%	0	2006
	12.864250	12.873541	0.07%	0	2005
	12.060288	12.864250	6.67%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.340170	16.693442	2.16%	14,083	2007
	14.513743	16.340170	12.58%	4,438	2006
	13.990832	14.513743	3.74%	194	2005
	13.066755	13.990832	7.07%	193	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.317808	20.619456	-3.28%	2,765	2007
	18.951604	21.317808	12.49%	828	2006
	17.607016	18.951604	7.64%	0	2005
	15.059532	17.607016	16.92%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	0	2006
	13.371334	13.803856	3.23%	0	2005
	12.267172	13.371334	9.00%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005
	11.703107	12.058562	3.04%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.982837	13.221922	10.34%	5,323	2007
	11.172057	11.982837	7.26%	0	2006
	10.000000	11.172057	11.72%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.224927	12.354713	1.06%	1,400	2007
	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.205210	10.533570	3.22%	1,088	2007
	9.999770	10.205210	2.05%	0	2006
	10.000000	9.999770	0.00%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.667339	11.009612	3.21%	18,120	2007
	10.499491	10.667339	1.60%	2,064	2006
	10.297210	10.499491	1.96%	0	2005
	10.085843	10.297210	2.10%	0	2004

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.185813	16.891896	4.36%	0	2007
	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005
	12.533652	13.534807	7.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.786328	22.547541	-18.85%	0	2007
	20.573065	27.786328	35.06%	0	2006
	17.961520	20.573065	14.54%	0	2005
	13.455563	17.961520	33.49%	0	2004

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.223226	12.23%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.481515	11.063930	5.56%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.299756	10.575555	2.68%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.373755	14.930018	11.64%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.393259	-6.07%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.221694	10.647199	4.16%	0	2007*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.416706	17.308109	-0.62%	0	2007
	15.726871	17.416706	10.74%	0	2006
	15.212974	15.726871	3.38%	0	2005
	13.998255	15.212974	8.68%	0	2004
	10.000000	13.998255	39.98%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.351080	16.815938	9.54%	0	2007
	14.761321	15.351080	4.00%	0	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.183735	20.791514	8.38%	0	2007
	16.828506	19.183735	14.00%	0	2006
	15.706782	16.828506	7.14%	0	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.474675	17.964756	2.80%	0	2007
	15.233868	17.474675	14.71%	0	2006
	14.853284	15.233868	2.56%	0	2005
	13.620181	14.853284	9.05%	0	2004
	10.000000	13.620181	36.20%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.123674	20.030494	-0.46%	0	2007
	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	0	2004
	10.000000	14.720983	47.21%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	0	2006
	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	0	2004
	10.000000	13.400667	34.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.723696	22.801982	15.61%	0	2007
	16.125002	19.723696	22.32%	0	2006
	14.539160	16.125002	10.91%	0	2005
	12.919416	14.539160	12.54%	0	2004
	10.000000	12.919416	29.19%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.208555	17.579491	15.59%	0	2007
	12.421583	15.208555	22.44%	0	2006
	11.213158	12.421583	10.78%	0	2005
	10.000000	11.213158	12.13%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.156741	12.585912	-4.34%	0	2007
	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.325293	15.786955	18.47%	0	2007
	14.066272	13.325293	-5.27%	0	2006
	14.067415	14.066272	-0.01%	0	2005
	12.973288	14.067415	8.43%	0	2004
	10.000000	12.973288	29.73%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.081962	16.786241	-7.17%	0	2007
	15.566348	18.081962	16.16%	0	2006
	15.140056	15.566348	2.82%	0	2005
	13.524142	15.140056	11.95%	0	2004
	10.000000	13.524142	35.24%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.071404	16.513259	36.80%	125	2007
	11.307314	12.071404	6.76%	125	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.657116	11.440148	7.35%	0	2007
	10.698655	10.657116	-0.39%	0	2006
	10.742961	10.698655	-0.41%	0	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.435589	19.903666	-2.60%	0	2007
	18.215806	20.435589	12.19%	0	2006
	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.574042	17.060175	2.93%	139	2007
	14.671716	16.574042	12.97%	139	2006
	14.327417	14.671716	2.40%	140	2005
	13.241492	14.327417	8.20%	140	2004
	10.000000	13.241492	32.41%	0	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.078643	15.795961	4.76%	0	2007
	13.232899	15.078643	13.95%	0	2006
	12.961593	13.232899	2.09%	0	2005
	12.614318	12.961593	2.75%	0	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.700184	14.757938	-11.63%	136	2007
	14.621116	16.700184	14.22%	130	2006
	14.231345	14.621116	2.74%	152	2005
	13.254962	14.231345	7.37%	153	2004
	10.000000	13.254962	32.55%	133	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.430737	10.751903	3.08%	0	2007
	10.236368	10.430737	1.90%	0	2006
	10.337354	10.236368	-0.98%	0	2005
	10.204194	10.337354	1.30%	0	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.786228	21.604860	15.00%	0	2007
	17.193267	18.786228	9.27%	0	2006
	15.031767	17.193267	14.38%	0	2005
	13.312564	15.031767	12.91%	0	2004
	10.000000	13.312564	33.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.253319	21.779859	42.79%	128	2007
	13.339408	15.253319	14.35%	128	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.126350	17.997091	-0.71%	114	2007
	15.413918	18.126350	17.60%	118	2006
	14.890118	15.413918	3.52%	145	2005
	13.652543	14.890118	9.06%	146	2004
	10.000000	13.652543	36.53%	227	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.449951	12.170952	6.30%	0	2007
	10.656145	11.449951	7.45%	0	2006
	10.000000	10.656145	6.56%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	12.006703	12.944625	7.81%	0	2007
	10.961738	12.006703	9.53%	0	2006
	10.000000	10.961738	9.62%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.367469	13.468509	8.90%	0	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.077970	18.723429	24.18%	0	2007
	14.428718	15.077970	4.50%	0	2006
	13.947355	14.428718	3.45%	0	2005
	13.794032	13.947355	1.11%	0	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.695648	10.914247	2.04%	0	2007
	10.474496	10.695648	2.11%	0	2006
	10.483602	10.474496	-0.09%	0	2005
	10.262112	10.483602	2.16%	0	2004
	10.000000	10.262112	2.62%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.260345	25.171396	13.08%	0	2007
	20.196810	22.260345	10.22%	0	2006
	17.452852	20.196810	15.72%	0	2005
	14.279064	17.452852	22.23%	0	2004
	10.000000	14.279064	42.79%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	0	2004
	10.000000	14.734289	47.34%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.780294	16.962678	14.77%	0	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.133526	21.846573	3.37%	103	2007
	18.578540	21.133526	13.75%	103	2006
	18.498039	18.578540	0.44%	103	2005
	16.572366	18.498039	11.62%	103	2004
	10.000000	16.572366	65.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.636787	15.872203	-4.60%	272	2007
	14.486224	16.636787	14.85%	270	2006
	14.284062	14.486224	1.42%	298	2005
	13.124559	14.284062	8.83%	296	2004
	10.000000	13.124559	31.25%	131	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.293406	20.379018	-4.29%	0	2007
	18.563394	21.293406	14.71%	0	2006
	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	0	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.883394	20.040896	26.18%	0	2007
	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.494837	23.198948	13.19%	0	2007
	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	0	2004
	10.000000	13.708346	37.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.758392	16.704028	13.18%	0	2007
	12.391616	14.758392	19.10%	0	2006
	11.474649	12.391616	7.99%	0	2005
	10.000000	11.474649	14.75%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.937940	15.070472	8.13%	0	2007
	12.873580	13.937940	8.27%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.958344	22.716955	33.96%	0	2007
	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.518821	17.188123	4.05%	0	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.130702	26.532446	25.56%	0	2007
	14.689923	21.130702	43.84%	0	2006
	11.347757	14.689923	29.45%	0	2005
	10.000000	11.347757	13.48%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.065578	10.339136	2.72%	0	2007
	9.851254	10.065578	2.18%	0	2006
	9.903697	9.851254	-0.53%	0	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.446858	15.725168	8.85%	0	2007
	13.730460	14.446858	5.22%	0	2006
	13.434891	13.730460	2.20%	0	2005
	12.572420	13.434891	6.86%	0	2004
	10.000000	12.572420	25.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.139026	19.133862	5.48%	0	2007
	15.350871	18.139026	18.16%	0	2006
	14.704343	15.350871	4.40%	0	2005
	13.060441	14.704343	12.59%	0	2004
	10.000000	13.060441	30.60%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.039762	14.206802	1.19%	0	2007
	11.598000	14.039762	21.05%	0	2006
	10.000000	11.598000	15.98%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.777348	21.297864	19.80%	0	2007
	15.838131	17.777348	12.24%	0	2006
	14.240445	15.838131	11.22%	0	2005
	12.516675	14.240445	13.77%	0	2004
	10.000000	12.516675	25.17%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.521278	12.650574	1.03%	0	2007
	11.510881	12.521278	8.78%	0	2006
	10.000000	11.510881	15.11%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.847072	16.719252	5.50%	0	2007
	14.213670	15.847072	11.49%	0	2006
	13.565311	14.213670	4.78%	0	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.762924	-2.37%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	0	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.069553	25.977448	17.71%	0	2007
	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.495625	20.776820	-3.34%	0	2007
	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	0	2004
	10.000000	14.192104	41.92%	0	2003*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.414910	10.941692	5.06%	0	2007
	10.278047	10.414910	1.33%	0	2006
	10.150616	10.278047	1.26%	0	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.501858	17.162259	10.71%	0	2007
	15.433728	15.501858	0.44%	0	2006
	14.548608	15.433728	6.08%	134	2005
	13.794368	14.548608	5.47%	134	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.461567	11.587466	10.76%	0	2007
	10.417260	10.461567	0.43%	0	2006
	9.815556	10.417260	6.13%	0	2005
	10.000000	9.815556	-1.84%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.582248	11.966235	3.32%	0	2007
	11.126126	11.582248	4.10%	0	2006
	10.983569	11.126126	1.30%	0	2005
	10.704003	10.983569	2.61%	0	2004
	10.000000	10.704003	7.04%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.066840	13.561316	3.78%	0	2007
	12.290759	13.066840	6.31%	0	2006
	11.996352	12.290759	2.45%	0	2005
	11.417528	11.996352	5.07%	0	2004
	10.000000	11.417528	14.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.755622	15.285064	3.59%	0	2007
	13.513991	14.755622	9.19%	0	2006
	13.082811	13.513991	3.30%	0	2005
	12.181349	13.082811	7.40%	0	2004
	10.000000	12.181349	21.81%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.867668	17.554065	4.07%	1,282	2007
	15.018394	16.867668	12.31%	1,284	2006
	14.304552	15.018394	4.99%	1,286	2005
	13.015066	14.304552	9.91%	0	2004
	10.000000	13.015066	30.15%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.553909	19.273993	3.88%	0	2007
	16.190743	18.553909	14.60%	0	2006
	15.298388	16.190743	5.83%	0	2005
	13.683298	15.298388	11.80%	0	2004
	10.000000	13.683298	36.83%	0	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.364026	17.443661	6.60%	0	2007
	15.220574	16.364026	7.51%	0	2006
	14.162771	15.220574	7.47%	0	2005
	12.537202	14.162771	12.97%	0	2004
	10.000000	12.537202	25.37%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.180528	20.226044	5.45%	103	2007
	17.800600	19.180528	7.75%	103	2006
	16.194190	17.800600	9.92%	0	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.072432	10.348233	2.74%	0	2007
	9.827008	10.072432	2.50%	0	2006
	9.761463	9.827008	0.67%	0	2005
	9.875470	9.761463	-1.15%	0	2004
	10.000000	9.875470	-1.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.049828	15.152857	0.68%	0	2007
	12.538773	15.049828	20.03%	0	2006
	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.221203	17.414054	7.35%	0	2007
	16.063452	16.221203	0.98%	0	2006
	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	0	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.124258	20.122351	-9.05%	105	2007
	19.268704	22.124258	14.82%	106	2006
	19.119017	19.268704	0.78%	106	2005
	16.666453	19.119017	14.72%	106	2004
	10.000000	16.666453	66.66%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.476947	20.455785	-0.10%	0	2007
	18.686979	20.476947	9.58%	0	2006
	17.014645	18.686979	9.83%	0	2005
	14.608788	17.014645	16.47%	0	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.404635	17.352525	5.78%	0	2007
	14.752925	16.404635	11.20%	0	2006
	14.055950	14.752925	4.96%	0	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.409409	19.305313	17.65%	0	2007
	15.120449	16.409409	8.52%	0	2006
	15.540781	15.120449	-2.70%	107	2005
	15.235433	15.540781	2.00%	107	2004
	10.000000	15.235433	52.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.479982	13.495427	17.56%	0	2007
	10.528683	11.479982	9.04%	0	2006
	10.821368	10.528683	-2.70%	0	2005
	10.000000	10.821368	8.21%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.477758	20.924907	19.72%	122	2007
	17.914949	17.477758	-2.44%	122	2006
	16.356587	17.914949	9.53%	122	2005
	14.881339	16.356587	9.91%	122	2004
	10.000000	14.881339	48.81%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	18.002842	17.189769	-4.52%	0	2007
	15.887753	18.002842	13.31%	0	2006
	15.586906	15.887753	1.93%	0	2005
	13.577106	15.586906	14.80%	0	2004
	10.000000	13.577106	35.77%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.704613	12.005886	2.57%	0	2007
	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.434015	17.228540	11.63%	0	2007
	14.617296	15.434015	5.59%	0	2006
	14.215918	14.617296	2.82%	0	2005
	13.598930	14.215918	4.54%	0	2004
	10.000000	13.598930	35.99%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.793739	15.382422	3.98%	0	2007
	12.851121	14.793739	15.12%	0	2006
	11.491649	12.851121	11.83%	0	2005
	10.000000	11.491649	14.92%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.620904	23.526051	4.00%	119	2007
	19.656415	22.620904	15.08%	119	2006
	17.575066	19.656415	11.84%	120	2005
	15.077980	17.575066	16.56%	120	2004
	10.000000	15.077980	50.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.522694	-4.77%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.767676	13.434470	-2.42%	0	2007
	12.854710	13.767676	7.10%	0	2006
	12.851964	12.854710	0.02%	0	2005
	12.054908	12.851964	6.61%	0	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.307973	16.652019	2.11%	125	2007
	14.492509	16.307973	12.53%	131	2006
	13.977468	14.492509	3.68%	294	2005
	13.060920	13.977468	7.02%	296	2004
	10.000000	13.060920	30.61%	167	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.275840	20.568311	-3.33%	0	2007
	18.923917	21.275840	12.43%	0	2006
	17.590220	18.923917	7.58%	0	2005
	15.052827	17.590220	16.86%	0	2004
	10.000000	15.052827	50.53%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.972698	13.203974	10.28%	0	2007
	11.168283	11.972698	7.20%	0	2006
	10.000000	11.168283	11.68%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.214584	12.337930	1.01%	0	2007
	10.498960	12.214584	16.34%	0	2006
	10.000000	10.498960	4.99%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.196576	10.519264	3.16%	0	2007
	9.996390	10.196576	2.00%	0	2006
	10.000000	9.996390	-0.04%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.647467	10.983472	3.16%	0	2007
	10.485262	10.647467	1.55%	0	2006
	10.288472	10.485262	1.91%	0	2005
	10.082409	10.288472	2.04%	0	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.729884	22.490192	-18.90%	140	2007
	20.541698	27.729884	34.99%	140	2006
	17.943250	20.541698	14.48%	141	2005
	13.488721	17.943250	33.42%	141	2004
	10.000000	13.448721	34.49%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.219405	12.19%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.470168	11.046291	5.50%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.288628	10.558714	2.63%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.359308	14.906247	11.58%	0	2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.390049	-6.10%	0	2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.210653	10.630247	4.11%	0	2007*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.382365	17.265128	-0.67%	0	2007
	15.703835	17.382365	10.69%	0	2006
	15.198423	15.703835	3.33%	0	2005
	13.992000	15.198423	8.62%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.320803	16.774181	9.49%	0	2007
	14.739705	15.320803	3.94%	0	2006
	13.851398	14.739705	6.41%	0	2005
	13.292300	13.851398	4.21%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.145913	20.739885	8.33%	0	2007
	16.803873	19.145913	13.94%	0	2006
	15.691767	16.803873	7.09%	0	2005
	13.890922	15.691767	12.96%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.440215	17.920145	2.75%	0	2007
	15.211551	17.440215	14.65%	0	2006
	14.839080	15.211551	2.51%	0	2005
	13.614096	14.839080	9.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.329481	16.907376	-2.44%	0	2007
	15.137022	17.329481	14.48%	0	2006
	14.777488	15.137022	2.43%	0	2005
	13.394694	14.777488	10.32%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.684809	22.745360	15.55%	0	2007
	16.101391	19.684809	22.26%	0	2006
	14.525256	16.101391	10.85%	0	2005
	12.913650	14.525256	12.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.187963	17.546696	15.53%	0	2007
	12.411076	15.187963	22.37%	0	2006
	11.209371	12.411076	10.72%	0	2005
	10.000000	11.209371	12.09%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.145612	12.568812	-4.39%	0	2007
	11.156580	13.145612	17.83%	0	2006
	10.000000	11.156580	11.57%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.298995	15.747725	18.41%	0	2007
	14.045660	13.298995	-5.32%	0	2006
	14.053952	14.045660	-0.06%	0	2005
	12.967491	14.053952	8.38%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.046287	16.744522	-7.21%	0	2007
	15.543549	18.046287	16.10%	1,426	2006
	15.125572	15.543549	2.76%	0	2005
	13.518096	15.125572	11.89%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.061190	16.490837	36.73%	1,665	2007
	11.303491	12.061190	6.70%	0	2006
	10.000000	11.303491	13.03%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.635425	11.411009	7.29%	0	2007
	10.682311	10.635425	-0.44%	0	2006
	10.732007	10.682311	-0.46%	0	2005
	10.349636	10.732007	3.69%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.395311	19.854246	-2.65%	0	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.541374	17.017813	2.88%	0	2007
	14.650249	16.541374	12.91%	0	2006
	14.313731	14.650249	2.35%	0	2005
	13.235593	14.313731	8.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.048908	15.756723	4.70%	0	2007
	13.213518	15.048908	13.89%	0	2006
	12.949201	13.213518	2.04%	0	2005
	12.608682	12.949201	2.70%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.667239	14.721274	-11.68%	0	2007
	14.599699	16.667239	14.16%	0	2006
	14.217726	14.599699	2.69%	0	2005
	13.249039	14.217726	7.31%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.312158	16.450925	7.44%	0	2007
	13.494105	15.312158	13.47%	0	2006
	13.539186	13.494105	-0.33%	0	2005
	12.898411	13.539186	4.97%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.410154	10.725195	3.03%	0	2007
	10.221367	10.410154	1.85%	0	2006
	10.327466	10.221367	-1.03%	0	2005
	10.199626	10.327466	1.25%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.749174	21.551199	14.94%	0	2007
	17.168092	18.749174	9.21%	0	2006
	15.017388	17.168092	14.32%	0	2005
	13.306622	15.017388	12.86%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.240404	21.750264	42.71%	0	2007
	13.334901	15.240404	14.29%	0	2006
	10.000000	13.334901	33.35%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.090595	17.952378	-0.76%	0	2007
	15.391340	18.090595	17.54%	0	2006
	14.875872	15.391340	3.47%	0	2005
	13.646439	14.875872	9.01%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.440257	12.154417	6.24%	0	2007
	10.652543	11.440257	7.39%	0	2006
	10.000000	10.652543	6.53%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.996552	12.927048	7.76%	0	2007
	10.958037	11.996552	9.48%	0	2006
	10.000000	10.958037	9.58%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.356992	13.450189	8.85%	0	2007
	11.165376	12.356992	10.67%	0	2006
	10.000000	11.165376	11.65%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.048226	18.676923	24.11%	0	2007
	14.407585	15.048226	4.45%	0	2006
	13.934014	14.407585	3.40%	0	2005
	13.787874	13.934014	1.06%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.674560	10.887139	1.99%	0	2007
	10.459156	10.674560	2.06%	0	2006
	10.473565	10.459156	-0.14%	0	2005
	10.257524	10.473565	2.11%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.216447	25.108879	13.02%	0	2007
	20.167250	22.216447	10.16%	0	2006
	17.436169	20.167250	15.66%	0	2005
	14.272687	17.436169	22.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.760267	16.931002	14.71%	0	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.091888	21.792351	3.32%	0	2007
	18.551354	21.091888	13.69%	0	2006
	18.480368	18.551354	0.38%	0	2005
	16.564974	18.480368	11.56%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.067139	11.252036	1.67%	0	2007
	10.000000	11.067139	10.67%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.603985	15.832786	-4.64%	0	2007
	14.465009	16.603985	14.79%	0	2006
	14.270396	14.465009	1.36%	0	2005
	13.118697	14.270396	8.78%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.251414	20.328398	-4.34%	0	2007
	18.536218	21.251414	14.65%	0	2006
	17.388881	18.536218	6.60%	0	2005
	14.338680	17.388881	21.27%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	0	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.738430	16.672885	13.13%	0	2007
	12.381147	14.738430	19.04%	0	2006
	11.470781	12.381147	7.94%	0	2005
	10.000000	11.470781	14.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.782410	11.731306	8.80%	0	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.910453	15.033046	8.07%	0	2007
	12.854723	13.910453	8.21%	0	2006
	12.182985	12.854723	5.51%	0	2005
	11.479571	12.182985	6.13%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.924911	22.660553	33.89%	0	2007
	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.487973	17.147231	4.00%	0	2007
	15.187919	16.487973	8.56%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.985466	38.869952	25.45%	0	2007
	21.561672	30.985466	43.71%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.102106	26.482945	25.50%	0	2007
	14.677503	21.102106	43.77%	0	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.045719	10.313447	2.67%	0	2007
	9.836823	10.045719	2.12%	0	2006
	9.894218	9.836823	-0.58%	0	2005
	10.018073	9.894218	-1.24%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.418372	15.686120	8.79%	0	2007
	13.710361	14.418372	5.16%	0	2006
	13.422048	13.710361	2.15%	0	2005
	12.566816	13.422048	6.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.103254	19.086329	5.43%	0	2007
	15.328391	18.103254	18.10%	0	2006
	14.690284	15.328391	4.34%	0	2005
	13.054616	14.690284	12.53%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.394913	15.162984	-1.51%	0	2007
	14.924447	15.394913	3.15%	0	2006
	14.799321	14.924447	0.85%	0	2005
	13.498105	14.799321	9.64%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.027901	14.187518	1.14%	0	2007
	11.594091	14.027901	20.99%	0	2006
	10.000000	11.594091	15.94%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.741203	21.243665	19.74%	0	2007
	15.813964	17.741203	12.19%	0	2006
	14.225949	15.813964	11.16%	0	2005
	12.510308	14.225949	13.71%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.510678	12.633385	0.98%	0	2007
	11.506997	12.510678	8.72%	0	2006
	10.000000	11.506997	15.07%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.817494	16.679488	5.45%	0	2007
	14.194362	15.817494	11.44%	0	2006
	13.553780	14.194362	4.73%	0	2005
	12.209006	13.553780	11.01%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.759595	-2.40%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	0	2005
	11.878062	12.815853	7.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.332185	28.978949	42.53%	0	2007
	15.192178	20.332185	33.83%	0	2006
	11.700031	15.192178	29.85%	0	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	22.026038	25.912940	17.65%	0	2007
	16.365182	22.026038	34.59%	0	2006
	15.725198	16.365182	4.07%	0	2005
	12.385201	15.725198	26.97%	0	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.453246	20.725217	-3.39%	0	2007
	18.228665	21.453246	17.69%	0	2006
	16.788685	18.228665	8.58%	0	2005
	14.185775	16.788685	18.35%	0	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.394371	10.914519	5.00%	0	2007
	10.262991	10.394371	1.28%	0	2006
	10.140898	10.262991	1.20%	0	2005
	10.020956	10.140898	1.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.471278	17.119622	10.65%	0	2007
	15.411122	15.471278	0.39%	0	2006
	14.534694	15.411122	6.03%	0	2005
	13.788206	14.534694	5.41%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.447409	11.565850	10.71%	0	2007
	10.408458	10.447409	0.37%	0	2006
	9.812247	10.408458	6.08%	0	2005
	10.000000	9.812247	-1.88%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.559372	11.936474	3.26%	0	2007
	11.109804	11.559372	4.05%	0	2006
	10.973047	11.109804	1.25%	0	2005
	10.699211	10.973047	2.56%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.041070	13.527627	3.73%	0	2007
	12.272756	13.041070	6.26%	0	2006
	11.984874	12.272756	2.40%	0	2005
	11.412415	11.984874	5.02%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.726538	15.247123	3.54%	0	2007
	13.494221	14.726538	9.13%	0	2006
	13.070314	13.494221	3.24%	0	2005
	12.175914	13.070314	7.35%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.834397	17.510466	4.02%	6,062	2007
	14.996405	16.834397	12.26%	6,068	2006
	14.290884	14.996405	4.94%	7,594	2005
	13.009258	14.290884	9.85%	7,600	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.517327	19.226118	3.83%	0	2007
	16.167042	18.517327	14.54%	0	2006
	15.283768	16.167042	5.78%	0	2005
	13.677198	15.283768	11.75%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.333481	17.402182	6.54%	0	2007
	15.199896	16.333481	7.46%	0	2006
	14.150723	15.199896	7.41%	0	2005
	12.532938	14.150723	12.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.142699	20.175812	5.40%	0	2007
	17.774527	19.142699	7.70%	0	2006
	16.178697	17.774527	9.86%	0	2005
	14.264686	16.178697	13.42%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.052363	10.322317	2.69%	0	2007
	9.812418	10.052363	2.45%	0	2006
	9.751932	9.812418	0.62%	0	2005
	9.870861	9.751932	-1.20%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.029456	15.124590	0.63%	0	2007
	12.528177	15.029456	19.97%	0	2006
	11.433814	12.528177	9.57%	0	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.436580	20.404982	-0.15%	0	2007
	18.659637	20.436580	9.52%	0	2006
	16.998385	18.659637	9.77%	0	2005
	14.602274	16.998385	16.41%	0	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.372298	17.309446	5.72%	0	2007
	14.731332	16.372298	11.14%	0	2006
	14.042516	14.731332	4.91%	0	2005
	13.081852	14.042516	7.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.377045	19.257369	17.59%	0	2007
	15.098311	16.377045	8.47%	0	2006
	15.525923	15.098311	-2.75%	0	2005
	15.228629	15.525923	1.95%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.464440	13.470250	17.50%	0	2007
	10.519779	11.464440	8.98%	0	2006
	10.817727	10.519779	-2.75%	0	2005
	10.000000	10.817727	8.18%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.443298	20.872943	19.66%	0	2007
	17.888733	17.443298	-2.49%	0	2006
	16.340956	17.888733	9.47%	0	2005
	14.874700	16.340956	9.86%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.967360	17.147089	-4.57%	0	2007
	15.864498	17.967360	13.26%	0	2006
	15.572011	15.864498	1.88%	0	2005
	13.571043	15.572011	14.74%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.681535	11.976073	2.52%	0	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.403590	17.185757	11.57%	0	2007
	14.595903	15.403590	5.53%	0	2006
	14.202325	14.595903	2.77%	0	2005
	13.592855	14.202325	4.48%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.773726	15.353730	3.93%	0	2007
	12.840264	14.773726	15.06%	0	2006
	11.487770	12.840264	11.77%	0	2005
	10.000000	11.487770	14.88%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.519446	-4.81%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.275822	16.610661	2.06%	0	2007
	14.471295	16.275822	12.47%	0	2006
	13.964102	14.471295	3.63%	0	2005
	13.055094	13.964102	6.96%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.233889	20.517229	-3.38%	0	2007
	18.896219	21.233889	12.37%	0	2006
	17.573405	18.896219	7.53%	0	2005
	15.046104	17.573405	16.80%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.638555	14.398624	-7.93%	0	2007
	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.885158	13.323065	3.40%	0	2007
	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	0	2005
	11.695132	12.038057	2.93%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.962577	13.186042	10.23%	0	2007
	11.164508	11.962577	7.15%	0	2006
	10.000000	11.164508	11.65%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.204263	12.321185	0.96%	0	2007
	10.495418	12.204263	16.28%	0	2006
	10.000000	10.495418	4.95%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.187943	10.504971	3.11%	0	2007
	9.993010	10.187943	1.95%	0	2006
	10.000000	9.993010	-0.07%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.673479	22.432933	-18.94%	0	2007
	20.510331	27.673479	34.92%	0	2006
	17.924956	20.510331	14.42%	0	2005
	13.441870	17.924956	33.35%	0	2004

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.215579	12.16%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.458846	11.028685	5.45%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.277507	10.541894	2.57%		2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.344867	14.882508	11.52%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.386847	-6.13%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.199614	10.613310	4.06%		2007*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.348097	17.222236	-0.73%	0	2007
	15.680851	17.348097	10.63%	0	2006
	15.183899	15.680851	3.27%	0	2005
	13.985760	15.183899	8.57%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.290591	16.732514	9.43%	0	2007
	14.718123	15.290591	3.89%	0	2006
	13.838157	14.718123	6.36%	0	2005
	13.286364	13.838157	4.15%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.108161	20.688366	8.27%	0	2007
	16.779275	19.108161	13.88%	0	2006
	15.676768	16.779275	7.03%	0	2005
	13.884724	15.676768	12.91%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.405833	17.875638	2.70%	0	2007
	15.189296	17.405833	14.59%	0	2006
	14.824901	15.189296	2.46%	0	2005
	13.608022	14.824901	8.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.295269	16.865337	-2.49%	0	2007
	15.114823	17.295269	14.43%	0	2006
	14.763325	15.114823	2.38%	0	2005
	13.388693	14.763325	10.27%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.645991	22.688883	15.49%	0	2007
	16.077820	19.645991	22.19%	0	2006
	14.511378	16.077820	10.79%	0	2005
	12.907885	14.511378	12.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.167411	17.513966	15.47%	0	2007
	12.400583	15.167411	22.31%	0	2006
	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.134493	12.551742	-4.44%	0	2007
	11.152811	13.134493	17.77%	0	2006
	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.272747	15.708588	18.35%	0	2007
	14.025081	13.272747	-5.36%	0	2006
	14.040497	14.025081	-0.11%	0	2005
	12.961691	14.040497	8.32%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	18.010698	16.702930	-7.26%	0	2007
	15.520786	18.010698	16.04%	0	2006
	15.111116	15.520786	2.71%	0	2005
	13.512065	15.111116	11.83%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.050982	16.468429	36.66%	0	2007
	11.299669	12.050982	6.65%	0	2006
	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.613767	11.381929	7.24%	0	2007
	10.665985	10.613767	-0.49%	0	2006
	10.721060	10.665985	-0.51%	0	2005
	10.344356	10.721060	3.64%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.355099	19.804932	-2.70%	0	2007
	18.162532	20.355099	12.07%	0	2006
	17.290778	18.162532	5.04%	0	2005
	14.482926	17.290778	19.39%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.508747	16.975537	2.83%	0	2007
	14.628794	16.508747	12.85%	0	2006
	14.300041	14.628794	2.30%	0	2005
	13.229679	14.300041	8.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	15.019248	15.717602	4.65%	1,571	2007
	13.194185	15.019248	13.83%	266	2006
	12.936823	13.194185	1.99%	0	2005
	12.603055	12.936823	2.65%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.634357	14.684684	-11.72%	0	2007
	14.578305	16.634357	14.10%	0	2006
	14.204124	14.578305	2.63%	0	2005
	13.243124	14.204124	7.26%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	0	2005
	12.892635	13.526220	4.91%	0	2004

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.223017	11.203628	9.59%	10,785	2007
	10.000000	10.223017	2.23%	11,609	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.389604	10.698526	2.97%	2,572	2007
	10.206382	10.389604	1.80%	0	2006
	10.317582	10.206382	-1.08%	0	2005
	10.195062	10.317582	1.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.712188	21.497644	14.89%	733	2007
	17.142949	18.712188	9.15%	206	2006
	15.003027	17.142949	14.26%	0	2005
	13.300678	15.003027	12.80%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.227511	21.720703	42.64%	0	2007
	13.330408	15.227511	14.23%	0	2006
	10.000000	13.330408	33.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.054937	17.907811	-0.81%	0	2007
	15.368821	18.054937	17.48%	0	2006
	14.861653	15.368821	3.41%	0	2005
	13.640353	14.861653	8.95%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.430576	12.137905	6.19%	989	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.986381	12.909459	7.70%	13,334	2007
	10.954327	11.986381	9.42%	13,334	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	15.018540	18.630533	24.05%	0	2007
	14.386490	15.018540	4.39%	0	2006
	13.920691	14.386490	3.35%	0	2005
	13.781718	13.920691	1.01%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.653482	10.860076	1.94%	33,857	2007
	10.443820	10.653482	2.01%	20,107	2006
	10.463537	10.443820	-0.19%	4,370	2005
	10.252933	10.463537	2.05%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.172632	25.046511	12.96%	1,068	2007
	20.137717	22.172632	10.10%	173	2006
	17.419498	20.137717	15.60%	0	2005
	14.266319	17.419498	22.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.740282	16.899403	14.65%	538	2007
	12.772696	14.740282	15.40%	0	2006
	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.050300	21.738230	3.27%	0	2007
	18.524206	21.050300	13.64%	0	2006
	18.462717	18.524206	0.33%	0	2005
	16.557596	18.462717	11.51%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.063397	11.242463	1.62%	708	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.571233	15.793448	-4.69%	0	2007
	14.443825	16.571233	14.73%	0	2006
	14.256750	14.443825	1.31%	0	2005
	13.112843	14.256750	8.72%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.209528	20.277923	-4.39%	0	2007
	18.509091	21.209528	14.59%	0	2006
	17.372271	18.509091	6.54%	0	2005
	14.332287	17.372271	21.21%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.856537	19.986509	26.05%	0	2007
	12.629924	15.856537	25.55%	0	2006
	10.000000	12.629924	26.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.718460	16.641751	13.07%	22,479	2007
	12.370668	14.718460	18.98%	17,067	2006
	11.466910	12.370668	7.88%	5,144	2005
	10.000000	11.466910	14.67%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.773268	11.715354	8.74%	0	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.883000	14.995676	8.01%	0	2007
	12.835888	13.883000	8.16%	0	2006
	12.171323	12.835888	5.46%	0	2005
	11.474432	12.171323	6.07%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.891524	22.604261	33.82%	421	2007
	15.803415	16.891524	6.89%	0	2006
	14.333356	15.803415	10.26%	0	2005
	12.404395	14.333356	15.55%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.073540	26.433554	25.43%	3,821	2007
	14.665093	21.073540	43.70%	4,306	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.025895	10.287811	2.61%	21,217	2007
	9.822401	10.025895	2.07%	13,971	2006
	9.884739	9.822401	-0.63%	0	2005
	10.013601	9.884739	-1.29%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.389907	15.647124	8.74%	0	2007
	13.690268	14.389907	5.11%	0	2006
	13.409185	13.690268	2.10%	0	2005
	12.561188	13.409185	6.75%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.067550	19.038918	5.38%	0	2007
	15.305948	18.067550	18.04%	0	2006
	14.676237	15.305948	4.29%	0	2005
	13.048782	14.676237	12.47%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.364529	15.125283	-1.56%	439	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.016019	14.168231	1.09%	33,098	2007
	11.590165	14.016019	20.93%	33,736	2006
	10.000000	11.590165	15.90%	8,703	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.705101	21.189568	19.68%	0	2007
	15.789820	17.705101	12.13%	0	2006
	14.211453	15.789820	11.11%	0	2005
	12.503945	14.211453	13.66%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.500086	12.616208	0.93%	0	2007
	11.503106	12.500086	8.67%	0	2006
	10.000000	11.503106	15.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.787973	16.639823	5.40%	40,207	2007
	14.175083	15.787973	11.38%	34,753	2006
	13.542257	14.175083	4.67%	8,295	2005
	12.204855	13.542257	10.96%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.412999	10.824700	3.95%	8,775	2007
	10.000000	10.412999	4.13%	8,298	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.395160	10.484532	0.86%	1,116	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.223017	11.203628	9.59%	10,785	2007
	10.000000	10.223017	2.23%	11,609	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.756266	-2.44%	1,238	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.911607	14.051996	1.01%	0	2007
	12.840388	13.911607	8.34%	0	2006
	12.803603	12.840388	0.29%	0	2005
	11.872754	12.803603	7.84%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.304691	28.924923	42.45%	0	2007
	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	21.982607	25.848596	17.59%	0	2007
	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.410903	20.673697	-3.44%	0	2007
	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.373859	10.887396	4.95%	29,106	2007
	10.247946	10.373859	1.23%	20,630	2006
	10.131190	10.247946	1.15%	4,452	2005
	10.016466	10.131190	1.15%	0	2004

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.440764	17.077093	10.60%	0	2007
	15.388553	15.440764	0.34%	0	2006
	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.433256	11.544255	10.65%	0	2007
	10.399656	10.433256	0.32%	0	2006
	9.808944	10.399656	6.02%	0	2005
	10.000000	9.808944	-1.91%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.536569	11.906822	3.21%	0	2007
	11.093530	11.536569	3.99%	0	2006
	10.962542	11.093530	1.19%	0	2005
	10.694430	10.962542	2.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.015336	13.494008	3.68%	0	2007
	12.254779	13.015336	6.21%	0	2006
	11.973403	12.254779	2.35%	0	2005
	11.407324	11.973403	4.96%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.697465	15.209225	3.48%	26,923	2007
	13.474435	14.697465	9.08%	7,663	2006
	13.057801	13.474435	3.19%	7,665	2005
	12.170466	13.057801	7.29%	5,046	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.801179	17.466945	3.96%	106,966	2007
	14.974431	16.801179	12.20%	50,833	2006
	14.277204	14.974431	4.88%	44,324	2005
	13.003440	14.277204	9.80%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.480800	19.178354	3.77%	26,698	2007
	16.143361	18.480800	14.48%	12,748	2006
	15.269138	16.143361	5.73%	10,709	2005
	13.671080	15.269138	11.69%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.302970	17.360762	6.49%	23,540	2007
	15.179239	16.302970	7.40%	15,275	2006
	14.138683	15.179239	7.36%	4,740	2005
	12.528665	14.138683	12.85%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.104962	20.125702	5.34%	0	2007
	17.748516	19.104962	7.64%	0	2006
	16.163229	17.748516	9.81%	0	2005
	14.258318	16.163229	13.36%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.032335	10.296468	2.63%	4,756	2007
	9.797849	10.032335	2.39%	2,602	2006
	9.742408	9.797849	0.57%	16,387	2005
	9.866252	9.742408	-1.26%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.009110	15.096355	0.58%	23,763	2007
	12.517575	15.009110	19.90%	16,740	2006
	11.429957	12.517575	9.52%	5,077	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.157321	17.327684	7.24%	0	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	22.037087	20.022505	-9.14%	0	2007
	19.212316	22.037087	14.70%	0	2006
	19.082471	19.212316	0.68%	0	2005
	16.651575	19.082471	14.60%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.396289	20.354304	-0.21%	1,047	2007
	18.632321	20.396289	9.47%	4,235	2006
	16.982135	18.632321	9.72%	967	2005
	14.595763	16.982135	16.35%	0	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.339996	17.266434	5.67%	32,936	2007
	14.709754	16.339996	11.08%	28,472	2006
	14.029076	14.709754	4.85%	7,342	2005
	13.076000	14.029076	7.29%	0	2004

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.344742	19.209519	17.53%	0	2007
	15.076196	16.344742	8.41%	0	2006
	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.448908	13.445093	17.44%	0	2007
	10.510879	11.448908	8.92%	0	2006
	10.814081	10.510879	-2.80%	0	2005
	10.000000	10.814081	8.14%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.408887	20.821076	19.60%	0	2007
	17.862538	17.408887	-2.54%	0	2006
	16.325331	17.862538	9.42%	0	2005
	14.868058	16.325331	9.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.931895	17.104463	-4.61%	21,636	2007
	15.841252	17.931895	13.20%	21,127	2006
	15.557110	15.841252	1.83%	6,827	2005
	13.564975	15.557110	14.69%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.658490	11.946313	2.47%	3,445	2007
	11.352549	11.658490	2.69%	0	2006
	11.342216	11.352549	0.09%	0	2005
	10.869371	11.342216	4.35%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.373179	17.143028	11.51%	249	2007
	14.574517	15.373179	5.48%	249	2006
	14.188733	14.574517	2.72%	0	2005
	13.586785	14.188733	4.43%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.516191	-4.84%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	0	2006
	12.827384	12.817079	-0.08%	0	2005
	12.044132	12.827384	6.50%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.243720	16.569401	2.00%	33,005	2007
	14.450104	16.243720	12.41%	36,254	2006
	13.950757	14.450104	3.58%	7,460	2005
	13.049268	13.950757	6.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.192011	20.466250	-3.42%	6,919	2007
	18.868546	21.192011	12.31%	5,969	2006
	17.556599	18.868546	7.47%	953	2005
	15.039396	17.556599	16.74%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.861125	13.291398	3.35%	0	2007
	12.452706	12.861125	3.28%	0	2006
	12.027836	12.452706	3.53%	0	2005
	11.691158	12.027836	2.88%	0	2004

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.952445	13.168108	10.17%	15,732	2007
	11.160740	11.952445	7.09%	3,530	2006
	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.193930	12.304436	0.91%	2,609	2007
	10.491870	12.193930	16.22%	2,609	2006
	10.000000	10.491870	4.92%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.179315	10.490687	3.06%	2,636	2007
	9.989630	10.179315	1.90%	0	2006
	10.000000	9.989630	-0.10%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.607728	10.931263	3.05%	23,883	2007
	10.456755	10.607728	1.44%	16,115	2006
	10.270946	10.456755	1.81%	3,492	2005
	10.075530	10.270946	1.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.617212	22.375822	-18.98%	0	2007
	20.479033	27.617212	34.86%	0	2006
	17.906714	20.479033	14.37%	0	2005
	13.435027	17.906714	33.28%	0	2004

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.211754	12.12%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.447554	11.011121	5.39%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.266393	10.525093	2.52%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.330431	14.858775	11.47%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.383638	-6.16%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.188586	10.596398	4.00%		2007*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.313857	17.179432	-0.78%	3,264	2007
	15.657871	17.313857	10.58%	3,264	2006
	15.169376	15.657871	3.22%	3,848	2005
	13.979518	15.169376	8.51%	3,541	2004
	10.000000	13.979518	39.80%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.260405	16.690911	9.37%	2,023	2007
	14.696550	15.260405	3.84%	2,023	2006
	13.824911	14.696550	6.30%	2,023	2005
	13.280420	13.824911	4.10%	2,023	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.070446	20.636944	8.21%	273	2007
	16.754692	19.070446	13.82%	273	2006
	15.661763	16.754692	6.98%	273	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.371482	17.831215	2.65%	0	2007
	15.167034	17.371482	14.53%	0	2006
	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.261152	16.823427	-2.54%	0	2007
	15.092690	17.261152	14.37%	0	2006
	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.607227	22.632481	15.43%	0	2007
	16.054265	19.607227	22.13%	0	2006
	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.146877	17.481280	15.41%	0	2007
	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.123367	12.534662	-4.49%	0	2007
	11.149040	13.123367	17.71%	0	2006
	10.000000	11.149040	11.49%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.246557	15.669558	18.29%	0	2007
	14.004540	13.246557	-5.41%	0	2006
	14.027081	14.004540	-0.16%	0	2005
	12.955910	14.027081	8.27%	0	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	17.975152	16.661398	-7.31%	384	2007
	15.498037	17.975152	15.98%	384	2006
	15.096644	15.498037	2.66%	384	2005
	13.506024	15.096644	11.78%	0	2004
	10.000000	13.506024	35.06%	0	2003*

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.040781	16.446059	36.59%	0	2007
	11.295864	12.040781	6.59%	0	2006
	10.000000	11.295864	12.96%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.592145	11.352913	7.18%	138	2007
	10.649676	10.592145	-0.54%	138	2006
	10.710117	10.649676	-0.56%	138	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.314945	19.755702	-2.75%	0	2007
	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.476163	16.933338	2.77%	0	2007
	14.607347	16.476163	12.79%	0	2006
	14.286350	14.607347	2.25%	0	2005
	13.223766	14.286350	8.04%	0	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	14.989587	15.678515	4.60%	4,144	2007
	13.174846	14.989587	13.77%	4,145	2006
	12.924440	13.174846	1.94%	4,122	2005
	12.597418	12.924440	2.60%	3,652	2004
	10.000000	12.597418	25.97%	0	2003*

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.601546	14.648184	-11.77%	0	2007
	14.556952	16.601546	14.05%	0	2006
	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.369103	10.671951	2.92%	0	2007
	10.191431	10.369103	1.74%	0	2006
	10.307707	10.191431	-1.13%	0	2005
	10.190502	10.307707	1.15%	0	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.675265	21.444230	14.83%	3,893	2007
	17.117834	18.675265	9.10%	3,893	2006
	14.988674	17.117834	14.21%	3,795	2005
	13.294731	14.988674	12.74%	3,795	2004
	10.000000	13.294731	32.95%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.214616	21.691185	42.57%	0	2007
	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	18.019294	17.863277	-0.87%	1,583	2007
	15.346286	18.019294	17.42%	1,584	2006
	14.847432	15.346286	3.36%	1,879	2005
	13.634249	14.847432	8.90%	1,879	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.420894	12.121398	6.13%	0	2007
	10.645340	11.420894	7.29%	0	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.976237	12.891909	7.65%	0	2007
	10.950625	11.976237	9.37%	0	2006
	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.336072	13.413650	8.74%	0	2007
	11.157822	12.336072	10.56%	0	2006
	10.000000	11.157822	11.58%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	14.988895	18.584218	23.99%	1,173	2007
	14.365402	14.988895	4.34%	1,173	2006
	13.907364	14.365402	3.29%	1,173	2005
	13.775565	13.907364	0.96%	1,173	2004
	10.000000	13.775565	37.76%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.632447	10.833067	1.89%	336	2007
	10.428513	10.632447	1.96%	336	2006
	10.453517	10.428513	-0.24%	336	2005
	10.248354	10.453517	2.00%	0	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.128891	24.984269	12.90%	1,037	2007
	20.108230	22.128891	10.05%	1,037	2006
	17.402840	20.108230	15.55%	1,037	2005
	14.259951	17.402840	22.04%	1,037	2004
	10.000000	14.259951	42.60%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.720344	16.867887	14.59%	313	2007
	12.761915	14.720344	15.35%	313	2006
	10.977423	12.761915	16.26%	313	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	21.008749	21.684189	3.22%	0	2007
	18.497060	21.008749	13.58%	0	2006
	18.445047	18.497060	0.28%	0	2005
	16.550196	18.445047	11.45%	0	2004
	10.000000	16.550196	65.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.538532	15.754182	-4.74%	4,208	2007
	14.422662	16.538532	14.67%	4,209	2006
	14.243111	14.422662	1.26%	4,814	2005
	13.106978	14.243111	8.67%	4,814	2004
	10.000000	13.106978	31.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.167670	20.227505	-4.44%	0	2007
	18.481973	21.167670	14.53%	0	2006
	17.355641	18.481973	6.49%	0	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.843098	19.959312	25.98%	0	2007
	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.698535	16.610689	13.01%	0	2007
	12.360206	14.698535	18.92%	0	2006
	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.764143	11.699431	8.69%	0	2007
	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.855599	14.958403	7.96%	0	2007
	12.817080	13.855599	8.10%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.858184	22.548081	33.75%	0	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.044995	26.384213	25.37%	0	2007
	14.652679	21.044995	43.63%	0	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	10.006105	10.262231	2.56%	448	2007
	9.808011	10.006105	2.02%	448	2006
	9.875283	9.808011	-0.68%	448	2005
	10.009117	9.875283	-1.34%	0	2004
	10.000000	10.009117	0.09%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.361547	15.608271	8.68%	0	2007
	13.670234	14.361547	5.06%	0	2006
	13.396381	13.670234	2.04%	0	2005
	12.555586	13.396381	6.70%	0	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	18.031896	18.991604	5.32%	2,305	2007
	15.283513	18.031896	17.98%	2,305	2006
	14.662186	15.283513	4.24%	2,305	2005
	13.042944	14.662186	12.41%	2,305	2004
	10.000000	13.042944	30.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.334216	15.087693	-1.61%	0	2007
	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	14.004164	14.148991	1.03%	325	2007
	11.586254	14.004164	20.87%	325	2006
	10.000000	11.586254	15.86%	325	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.669024	21.135539	19.62%	0	2007
	15.765674	17.669024	12.07%	0	2006
	14.196939	15.765674	11.05%	0	2005
	12.497552	14.196939	13.60%	0	2004
	10.000000	12.497552	24.98%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.489503	12.599050	0.88%	0	2007
	11.499217	12.489503	8.61%	0	2006
	10.000000	11.499217	14.99%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.758503	16.600245	5.34%	0	2007
	14.155819	15.758503	11.32%	0	2006
	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.752934	-2.47%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.884132	14.017052	0.96%	0	2007
	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.277193	28.870938	42.38%	0	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	21.939225	25.784356	17.53%	0	2007
	16.317267	21.939225	34.45%	0	2006
	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.368679	20.622331	-3.49%	0	2007
	18.175308	21.368679	17.57%	0	2006
	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.353356	10.860299	4.90%	0	2007
	10.232910	10.353356	1.18%	0	2006
	10.121481	10.232910	1.10%	0	2005
	10.011977	10.121481	1.09%	0	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.410269	17.034623	10.54%	0	2007
	15.365995	15.410269	0.29%	0	2006
	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.419102	11.522675	10.59%	0	2007
	10.390835	10.419102	0.27%	0	2006
	9.805625	10.390835	5.97%	0	2005
	10.000000	9.805625	-1.94%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.513806	11.877231	3.16%	0	2007
	11.077275	11.513806	3.94%	0	2006
	10.952061	11.077275	1.14%	0	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.989664	13.460476	3.62%	566	2007
	12.236824	12.989664	6.15%	566	2006
	11.961955	12.236824	2.30%	566	2005
	11.402220	11.961955	4.91%	566	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.668446	15.171392	3.43%	9,409	2007
	13.454683	14.668446	9.02%	9,409	2006
	13.045291	13.454683	3.14%	9,410	2005
	12.165025	13.045291	7.24%	9,410	2004
	10.000000	12.165025	21.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.768061	17.423574	3.91%	13,775	2007
	14.952516	16.768061	12.14%	13,775	2006
	14.263556	14.952516	4.83%	13,944	2005
	12.997638	14.263556	9.74%	13,944	2004
	10.000000	12.997638	29.98%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.444319	19.130669	3.72%	7,824	2007
	16.119705	18.444319	14.42%	7,826	2006
	15.254530	16.119705	5.67%	6,839	2005
	13.664970	15.254530	11.63%	6,841	2004
	10.000000	13.664970	36.65%	1,593	2003*

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.272540	17.319455	6.43%	322	2007
	15.158623	16.272540	7.35%	322	2006
	14.126658	15.158623	7.31%	322	2005
	12.524401	14.126658	12.79%	322	2004
	10.000000	12.524401	25.24%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.067285	20.075698	5.29%	0	2007
	17.722533	19.067285	7.59%	0	2006
	16.147774	17.722533	9.75%	0	2005
	14.251954	16.147774	13.30%	0	2004
	10.000000	14.251954	42.52%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.012324	10.270653	2.58%	0	2007
	9.783288	10.012324	2.34%	0	2006
	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.988756	15.068152	0.53%	586	2007
	12.506971	14.988756	19.84%	586	2006
	11.426098	12.506971	9.46%	586	2005
	10.000000	11.426098	14.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.125427	17.284612	7.19%	0	2007
	15.993016	16.125427	0.83%	0	2006
	15.162120	15.993016	5.48%	0	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	21.993626	19.972748	-9.19%	0	2007
	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.356045	20.303718	-0.26%	148	2007
	18.605026	20.356045	9.41%	148	2006
	16.965887	18.605026	9.66%	148	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.307763	17.223534	5.62%	0	2007
	14.688209	16.307763	11.03%	0	2006
	14.015661	14.688209	4.80%	0	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.312488	19.161769	17.47%	0	2007
	15.054117	16.312488	8.36%	0	2006
	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.433403	13.420005	17.38%	0	2007
	10.501984	11.433403	8.87%	0	2006
	10.810426	10.501984	-2.85%	0	2005
	10.000000	10.810426	8.10%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.374539	20.769343	19.54%	0	2007
	17.836384	17.374539	-2.59%	0	2006
	16.309718	17.836384	9.36%	0	2005
	14.861422	16.309718	9.75%	0	2004
	10.000000	14.861422	48.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.896513	17.061953	-4.66%	305	2007
	15.818035	17.896513	13.14%	305	2006
	15.542219	15.818035	1.77%	305	2005
	13.558912	15.542219	14.63%	0	2004
	10.000000	13.558912	35.59%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.635476	11.916606	2.42%	0	2007
	11.335904	11.635476	2.64%	0	2006
	11.331349	11.335904	0.04%	0	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.342846	17.100429	11.46%	0	2007
	14.553156	15.342846	5.43%	0	2006
	14.175158	14.553156	2.67%	0	2005
	13.580709	14.175158	4.38%	0	2004
	10.000000	13.580709	35.81%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.512947	-4.87%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.686348	13.334551	-2.57%	0	2007
	12.798301	13.686348	6.94%	0	2006
	12.815119	12.798301	-0.13%	0	2005
	12.038753	12.815119	6.45%	0	2004
	10.000000	12.038753	20.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.211670	16.528218	1.95%	1,410	2007
	14.428937	16.211670	12.36%	1,410	2006
	13.937408	14.428937	3.53%	935	2005
	13.043437	13.937408	6.85%	935	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.150187	20.415374	-3.47%	0	2007
	18.840893	21.150187	12.26%	0	2006
	17.539795	18.840893	7.42%	0	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.942312	13.150198	10.11%	650	2007
	11.156957	11.942312	7.04%	650	2006
	10.000000	11.156957	11.57%	650	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.183594	12.287703	0.85%	0	2007
	10.488312	12.183594	16.16%	0	2006
	10.000000	10.488312	4.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.170690	10.476418	3.01%	0	2007
	9.986248	10.170690	1.85%	0	2006
	10.000000	9.986248	-0.14%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.587907	10.905234	3.00%	0	2007
	10.442533	10.587907	1.39%	0	2006
	10.262197	10.442533	1.76%	0
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.560951	22.318770	-19.02%	0	2007
	20.447719	27.560951	34.79%	0	2006
	17.888439	20.447719	14.31%	0	2005
	13.428167	17.888439	33.22%	0	2004
	10.000000	13.428167	34.28%	0	2003*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.207930	12.08%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.436246	10.993567	5.34%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.255284	10.508308	2.47%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.316020	14.835096	11.41%		2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.380444	-6.20%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.177562	10.579500	3.95%		2007*

No Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.279672	17.136696	-0.83%	0	2007
	15.634921	17.279672	10.52%	0	2006
	15.154843	15.634921	3.17%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.230281	16.649409	9.32%	0	2007
	14.675018	15.230281	3.78%	0	2006
	13.811672	14.675018	6.25%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	19.032778	20.585603	8.16%	0	2007
	16.730117	19.032778	13.76%	0	2006
	15.646757	16.730117	6.92%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.337183	17.786875	2.59%	0	2007
	15.144788	17.337183	14.48%	0	2006
	14.796522	15.144788	2.35%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	19.965371	19.832168	-0.67%	0	2007
	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.227078	16.781597	-2.59%	0	2007
	15.070569	17.227078	14.31%	0	2006
	14.735099	15.070569	2.28%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.568510	22.576203	15.37%	0	2007
	16.030720	19.568510	22.07%	0	2006
	14.483602	16.030720	10.68%	0	2005

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.126347	17.448625	15.35%	0	2007
	12.379603	15.126347	22.19%	0	2006
	11.198030	12.379603	10.55%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.112239	12.517607	-4.53%	0	2007
	11.145263	13.112239	17.65%	0	2006
	10.000000	11.145263	11.45%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.220417	15.630596	18.23%	0	2007
	13.984018	13.220417	-5.46%	0	2006
	14.013659	13.984018	-0.21%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	17.939684	16.619982	-7.36%	0	2007
	15.475336	17.939684	15.92%	0	2006
	15.082206	15.475336	2.61%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.030559	16.423669	36.52%	0	2007
	11.292036	12.030559	6.54%	0	2006
	10.000000	11.292036	12.92%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.570546	11.323944	7.13%	0	2007
	10.633379	10.570546	-0.59%	0	2006
	10.699178	10.633379	-0.61%	0	2005

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.274828	19.706561	-2.80%	0	2007
	18.109345	20.274828	11.96%	0	2006
	17.257706	18.109345	4.93%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.443643	16.891228	2.72%	0	2007
	14.585941	16.443643	12.74%	0	2006
	14.272677	14.585941	2.19%	0	2005

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	14.959996	15.639524	4.54%	0	2007
	13.155529	14.959996	13.72%	0	2006
	12.912068	13.155529	1.89%	0	2005

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.568752	14.611742	-11.81%	0	2007
	14.535598	16.568752	13.99%	0	2006
	14.176948	14.535598	2.53%	0	2005

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.221663	16.328535	7.27%	0	2007
	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.216091	11.184549	9.48%	62	2007
	10.000000	10.216091	2.16%	66	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.348611	10.645376	2.87%	0	2007
	10.176471	10.348611	1.69%	0	2006
	10.297824	10.176471	-1.18%	0	2005

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.638403	21.390912	14.77%	265	2007
	17.092751	18.638403	9.04%	266	2006
	14.974331	17.092751	14.15%	0	2005

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.201743	21.661696	42.49%	0	2007
	13.321401	15.201743	14.12%	0	2006
	10.000000	13.321401	33.21%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	17.983758	17.818898	-0.92%	287	2007
	15.323812	17.983758	17.36%	287	2006
	14.833235	15.323812	3.31%	0	2005

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.966082	12.874364	7.59%	578	2007
	10.946916	11.966082	9.31%	580	2006
	10.000000	10.946916	9.47%	0	2005*

cfi3of3.htm

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	14.959285	18.537976	23.92%	0	2007
	14.344339	14.959285	4.29%	0	2006
	13.894056	14.344339	3.24%	0	2005

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.611436	10.806111	1.83%	7,937	2007
	10.413201	10.611436	1.90%	2,948	2006
	10.443492	10.413201	-0.29%	0	2005

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	22.085204	24.922137	12.85%	0	2007
	20.078761	22.085204	9.99%	0	2006
	17.386188	20.078761	15.49%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.700399	16.836394	14.53%	0	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	20.967279	21.630269	3.16%	0	2007
	18.469952	20.967279	13.52%	0	2006
	18.427397	18.469952	0.23%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.505853	15.714970	-4.79%	0	2007
	14.401495	16.505853	14.61%	0	2006
	14.229461	14.401495	1.21%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.125864	20.177183	-4.49%	0	2007
	18.454862	21.125864	14.47%	0	2006
	17.339029	18.454862	6.44%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.829675	19.932177	25.92%	0	2007
	12.621376	15.829675	25.42%	0	2006
	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.333594	22.969250	12.96%	0	2007
	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.678609	16.579664	12.95%	1,943	2007
	12.349740	14.678609	18.86%	868	2006
	11.459180	12.349740	7.77%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.755033	11.683525	8.63%	0	2007
	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.828220	14.921164	7.90%	0	2007
	12.798270	13.828220	8.05%	0	2006
	12.148022	12.798270	5.35%	0	2005

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.824912	22.492026	33.68%	0	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.395794	17.025132	3.84%	0	2007
	15.126077	16.395794	8.39%	0	2006
	13.936622	15.126077	8.53%	0	2005

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.802441	38.580923	25.25%	0	2007
	21.467056	30.802441	43.49%	0	2006
	16.626520	21.467056	29.11%	0	2005

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	21.016482	26.334937	25.31%	148	2007
	14.640276	21.016482	43.55%	399	2006
	11.332440	14.640276	29.19%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.986333	10.236686	2.51%	8,004	2007
	9.793625	9.986333	1.97%	3,395	2006
	9.865822	9.793625	-0.73%	0	2005

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.333162	15.569415	8.63%	0	2007
	13.650173	14.333162	5.00%	0	2006
	13.383547	13.650173	1.99%	0	2005

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	17.996291	18.944360	5.27%	0	2007
	15.261111	17.996291	17.92%	0	2006
	14.648152	15.261111	4.18%	0	2005

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.303930	15.050165	-1.66%	0	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.992279	14.129708	0.98%	3,580	2007
	11.582327	13.992279	20.81%	1,853	2006
	10.000000	11.582327	15.82%	0	2005

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.633034	21.081659	19.56%	0	2007
	15.741576	17.633034	12.02%	0	2006
	14.182461	15.741576	10.99%	0	2005

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.478925	12.581909	0.83%	0	2007
	11.495327	12.478925	8.56%	0	2006
	10.000000	11.495327	14.95%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.729072	16.560730	5.29%	5,706	2007
	14.136584	15.729072	11.27%	2,735	2006
	13.519222	14.136584	4.57%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.216091	11.184549	9.48%	62	2007
	10.000000	10.216091	2.16%	66	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.749596	-2.50%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.856713	13.982184	0.91%	0	2007
	12.802753	13.856713	8.23%	0	2006
	12.779081	12.802753	0.19%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.249698	28.817018	42.31%	0	2007
	15.153663	20.249698	33.63%	0	2006
	11.688190	15.153663	29.65%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	21.895923	25.720251	17.47%	0	2007
	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.326502	20.571055	-3.54%	0	2007
	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.332904	10.833282	4.84%	7,363	2007
	10.217896	10.332904	1.13%	3,021	2006
	10.111774	10.217896	1.05%	0	2005

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.379844	16.992260	10.48%	0	2007
	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.404979	11.501148	10.54%	0	2007
	10.382040	10.404979	0.22%	0	2006
	9.802313	10.382040	5.91%	0	2005

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.491072	11.847685	3.10%	0	2007
	11.061038	11.491072	3.89%	0	2006
	10.941575	11.061038	1.09%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.963992	13.426978	3.57%	0	2007
	12.218869	12.963992	6.10%	0	2006
	11.950488	12.218869	2.25%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.639493	15.133667	3.38%	14,406	2007
	13.434960	14.639493	8.97%	12,968	2006
	13.032810	13.434960	3.09%	7,806	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.734925	17.380205	3.86%	1,521	2007
	14.930572	16.734925	12.08%	0	2006
	14.249883	14.930572	4.78%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.407926	19.083119	3.67%	11,656	2007
	16.096090	18.407926	14.36%	11,657	2006
	15.239947	16.096090	5.62%	11,386	2005

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.242139	17.278216	6.38%	2,844	2007
	15.137999	16.242139	7.29%	1,186	2006
	14.114632	15.137999	7.25%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	19.029607	20.025742	5.23%	0	2007
	17.696534	19.029607	7.53%	0	2006
	16.132305	17.696534	9.70%	0	2005

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.992347	10.244899	2.53%	1,652	2007
	9.768744	9.992347	2.29%	661	2006
	9.723367	9.768744	0.47%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.968461	15.040018	0.48%	2,900	2007
	12.496392	14.968461	19.78%	1,073	2006
	11.422247	12.496392	9.40%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.093557	17.241595	7.13%	0	2007
	15.969547	16.093557	0.78%	0	2006
	15.147588	15.969547	5.43%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	21.950219	19.923089	-9.24%	0	2007
	19.156088	21.950219	14.59%	0	2006
	19.046007	19.156088	0.58%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.315831	20.253200	-0.31%	696	2007
	18.577749	20.315831	9.36%	386	2006
	16.949645	18.577749	9.61%	0	2005

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.275551	17.180693	5.56%	4,886	2007
	14.666668	16.275551	10.97%	2,380	2006
	14.002235	14.666668	4.75%	0	2005

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.280274	19.114124	17.41%	0	2007
	15.032040	16.280274	8.30%	0	2006
	15.481415	15.032040	-2.90%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.417896	13.394919	17.32%	0	2007
	10.493088	11.417896	8.81%	0	2006
	10.806780	10.493088	-2.90%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.340243	20.717702	19.48%	0	2007
	17.810240	17.340243	-2.64%	0	2006
	16.294110	17.810240	9.30%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.861184	17.019524	-4.71%	3,226	2007
	15.794855	17.861184	13.08%	1,724	2006
	15.527344	15.794855	1.72%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.612491	11.886963	2.36%	0	2007
	11.319271	11.612491	2.59%	0	2006
	11.320492	11.319271	-0.01%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.312557	17.057905	11.40%	0	2007
	14.531833	15.312557	5.37%	0	2006
	14.161597	14.531833	2.61%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.713762	15.267879	3.77%	0	2007
	12.807689	14.713762	14.88%	0	2006
	11.476139	12.807689	11.60%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.509700	-4.90%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.659323	13.301392	-2.62%	0	2007
	12.779535	13.659323	6.88%	0	2006
	12.802848	12.779535	-0.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.179663	16.487121	1.90%	4,514	2007
	14.407783	16.179663	12.30%	2,403	2006
	13.924063	14.407783	3.47%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.108468	20.364636	-3.52%	833	2007
	18.813314	21.108468	12.20%	386	2006
	17.523041	18.813314	7.36%	0	2005

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.932198	13.132327	10.06%	1,458	2007
	11.153183	11.932198	6.98%	0	2006
	10.000000	11.153183	11.53%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.173269	12.270985	0.80%	0	2007
	10.484765	12.173269	16.10%	0	2006
	10.000000	10.484765	4.85%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.162067	10.462163	2.95%	0	2007
	9.982867	10.162067	1.80%	0	2006
	10.000000	9.982867	-0.17%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.568123	10.879266	2.94%	5,844	2007
	10.428329	10.568123	1.34%	2,304	2006
	10.253466	10.428329	1.71%	0	2005

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	16.021737	16.677832	4.10%	0	2007
	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	0	2005

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.504842	22.261880	-19.06%	0	2007
	20.416470	27.504842	34.72%	0	2006
	17.870195	20.416470	14.25%	0	2005

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.204109	12.04%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.424942	10.976014	5.29%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.244182	10.491540	2.41%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.301600	14.811419	11.35%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.377230	-6.23%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.166544	10.562620	3.90%		2007*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.211437	17.051481	-0.93%	0	2007
	15.589066	17.211437	10.41%	0	2006
	15.125803	15.589066	3.06%	0	2005
	13.960755	15.125803	8.35%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.170132	16.566609	9.21%	0	2007
	14.631974	15.170132	3.68%	0	2006
	13.785215	14.631974	6.14%	0	2005
	13.262608	13.785215	3.94%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	18.957656	20.483278	8.05%	0	2007
	16.681086	18.957656	13.65%	0	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.268719	17.698426	2.49%	0	2007
	15.100376	17.268719	14.36%	0	2006
	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.159051	16.698145	-2.69%	0	2007
	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.491226	22.463937	15.25%	0	2007
	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.085329	17.383432	15.23%	0	2007
	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.090018	12.483546	-4.63%	0	2007
	11.137716	13.090018	17.53%	0	2006
	10.000000	11.137716	11.38%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.168196	15.552880	18.11%	0	2007
	13.943008	13.168196	-5.56%	0	2006
	13.986805	13.943008	-0.31%	0	2005
	12.938529	13.986805	8.10%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	17.868853	16.537350	-7.45%	0	2007
	15.429951	17.868853	15.81%	0	2006
	15.053310	15.429951	2.50%	0	2005
	13.487906	15.053310	11.61%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	12.010166	16.379002	36.38%	0	2007
	11.284397	12.010166	6.43%	0	2006
	10.000000	11.284397	12.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.527461	11.266200	7.02%	0	2007
	10.600839	10.527461	-0.69%	0	2006
	10.677319	10.600839	-0.72%	0	2005
	10.323232	10.677319	3.43%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.194818	19.608616	-2.90%	0	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.378714	16.807245	2.62%	0	2007
	14.543176	16.378714	12.62%	0	2006
	14.245346	14.543176	2.09%	0	2005
	13.206031	14.245346	7.87%	0	2004

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	14.900926	15.561767	4.43%	0	2007
	13.116943	14.900926	13.60%	0	2006
	12.887330	13.116943	1.78%	0	2005
	12.580524	12.887330	2.44%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.503341	14.539100	-11.90%	0	2007
	14.492978	16.503341	13.87%	0	2006
	14.149785	14.492978	2.43%	0	2005
	13.219446	14.149785	7.04%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.209164	11.165468	9.37%	392	2007
	10.000000	10.209164	2.09%	388	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.307744	10.592451	2.76%	0	2007
	10.146617	10.307744	1.59%	0	2006
	10.278083	10.146617	-1.28%	0	2005
	10.176817	10.278083	1.00%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.564834	21.284594	14.65%	0	2007
	17.042648	18.564834	8.93%	0	2006
	14.945652	17.042648	14.03%	0	2005
	13.276904	14.945652	12.57%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	17.912718	17.730262	-1.02%	0	2007
	15.278856	17.912718	17.24%	0	2006
	14.804807	15.278856	3.20%	0	2005
	13.615971	14.804807	8.73%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.945798	12.839348	7.48%	0	2007
	10.939506	11.945798	9.20%	0	2006
	10.000000	10.939506	9.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.304728	13.358960	8.57%	0	2007
	11.146499	12.304728	10.39%	0	2006
	10.000000	11.146499	11.46%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	14.900231	18.445836	23.80%	0	2007
	14.302283	14.900231	4.18%	0	2006
	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.569510	10.752353	1.73%	1,492	2007
	10.382638	10.569510	1.80%	884	2006
	10.423463	10.382638	-0.39%	0	2005
	10.234577	10.423463	1.85%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.998042	24.798281	12.73%	0	2007
	20.019919	21.998042	9.88%	0	2006
	17.352899	20.019919	15.37%	0	2005
	14.240827	17.352899	21.85%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.660525	16.773464	14.41%	0	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	20.884511	21.522738	3.06%	0	2007
	18.415809	20.884511	13.41%	0	2006
	18.392126	18.415809	0.13%	0	2005
	16.528025	18.392126	11.28%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.440717	15.636875	-4.89%	0	2007
	14.359300	16.440717	14.50%	0	2006
	14.202226	14.359300	1.11%	0	2005
	13.089401	14.202226	8.50%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	21.042514	20.076917	-4.59%	0	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.638823	16.517742	12.84%	1,080	2007
	12.328820	14.638823	18.74%	826	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.773618	14.846990	7.79%	0	2007
	12.760732	13.773618	7.94%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.758438	22.380155	33.55%	0	2007
	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.334538	16.944092	3.73%	0	2007
	15.084946	16.334538	8.28%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	20.959542	26.236627	25.18%	191	2007
	14.615497	20.959542	43.41%	206	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.946883	10.185777	2.40%	831	2007
	9.764882	9.946883	1.86%	563	2006
	9.846906	9.764882	-0.83%	0	2005
	9.995678	9.846906	-1.49%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.276544	15.491985	8.51%	0	2007
	13.610137	14.276544	4.90%	0	2006
	13.357900	13.610137	1.89%	0	2005
	12.538735	13.357900	6.53%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	17.925254	18.850203	5.16%	0	2007
	15.216368	17.925254	17.80%	0	2006
	14.620099	15.216368	4.08%	0	2005
	13.025451	14.620099	12.24%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.243514	14.975331	-1.76%	0	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.968579	14.091287	0.88%	1,620	2007
	11.574497	13.968579	20.68%	1,637	2006
	10.000000	11.574497	15.74%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.561171	20.974181	19.43%	0	2007
	15.693430	17.561171	11.90%	0	2006
	14.153500	15.693430	10.88%	0	2005
	12.478426	14.153500	13.42%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.457761	12.547663	0.72%	0	2007
	11.487543	12.457761	8.45%	0	2006
	10.000000	11.487543	14.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.670271	16.481860	5.18%	1,914	2007
	14.098104	15.670271	11.15%	1,649	2006
	13.496185	14.098104	4.46%	0	2005
	12.188212	13.496185	10.73%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.209164	11.165468	9.37%	392	2007
	10.000000	10.209164	2.09%	388	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.742939	-2.57%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	21.809493	25.592420	17.35%	0	2007
	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.242294	20.468780	-3.64%	0	2007
	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.292093	10.779417	4.73%	1,265	2007
	10.187930	10.292093	1.02%	905	2006
	10.092398	10.187930	0.95%	0	2005
	9.998525	10.092398	0.94%	0	2004

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.319101	16.907763	10.37%	0	2007
	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.376759	11.458178	10.42%	0	2007
	10.364450	10.376759	0.12%	0	2006
	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.445670	11.788746	3.00%	0	2007
	11.028581	11.445670	3.78%	0	2006
	10.920596	11.028581	0.99%	0	2005
	10.675292	10.920596	2.30%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.912800	13.360214	3.46%	0	2007
	12.183035	12.912800	5.99%	0	2006
	11.927596	12.183035	2.14%	0	2005
	11.386917	11.927596	4.75%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.581696	15.058439	3.27%	0	2007
	13.395569	14.581696	8.85%	0	2006
	13.007846	13.395569	2.98%	0	2005
	12.148707	13.007846	7.07%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.668854	17.293799	3.75%	11,018	2007
	14.886787	16.668854	11.97%	11,456	2006
	14.222590	14.886787	4.67%	11,907	2005
	12.980195	14.222590	9.57%	12,376	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.335248	18.988244	3.56%	2,138	2007
	16.048897	18.335248	14.25%	2,138	2006
	15.210756	16.048897	5.51%	2,140	2005
	13.646654	15.210756	11.46%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.181415	17.195941	6.27%	1,127	2007
	15.096810	16.181415	7.18%	725	2006
	14.090577	15.096810	7.14%	0	2005
	12.511587	14.090577	12.62%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	18.954496	19.926196	5.13%	0	2007
	17.644672	18.954496	7.42%	0	2006
	16.101426	17.644672	9.58%	0	2005
	14.232843	16.101426	13.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.952481	10.193541	2.42%	0	2007
	9.739697	9.952481	2.18%	0	2006
	9.704345	9.739697	0.36%	0	2005
	9.847816	9.704345	-1.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.927872	14.983816	0.37%	1,118	2007
	12.475221	14.927872	19.66%	798	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	16.030021	17.155884	7.02%	0	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.235659	20.152532	-0.41%	24	2007
	18.523315	20.235659	9.24%	200	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	0	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.211278	17.095259	5.45%	1,558	2007
	14.623648	16.211278	10.86%	1,345	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.215990	19.019086	17.29%	0	2007
	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.386935	13.344878	17.19%	0	2007
	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.271789	20.614718	19.35%	0	2007
	17.758041	17.271789	-2.74%	0	2006
	16.262915	17.758041	9.19%	0	2005
	14.841506	16.262915	9.58%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.790645	16.934889	-4.81%	973	2007
	15.748527	17.790645	12.97%	994	2006
	15.497598	15.748527	1.62%	0	2005
	13.540723	15.497598	14.45%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.566627	11.827858	2.26%	0	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.252099	16.973093	11.28%	0	2007
	14.489237	15.252099	5.27%	0	2006
	14.134491	14.489237	2.51%	0	2005
	13.562508	14.134491	4.22%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.503199	-4.97%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.115779	16.405148	1.80%	1,305	2007
	14.365531	16.115779	12.18%	1,469	2006
	13.897389	14.365531	3.37%	0	2005
	13.025936	13.897389	6.69%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	21.025158	20.263408	-3.62%	337	2007
	18.758181	21.025158	12.09%	288	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.492983	14.227984	-8.16%	0	2007
	13.673036	15.492983	13.31%	0	2006
	13.291895	13.673036	2.87%	0	2005
	12.237939	13.291895	8.61%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.765218	13.165195	3.13%	0	2007
	12.385068	12.765218	3.07%	0	2006
	11.986914	12.385068	3.32%	0	2005
	11.675220	11.986914	2.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.911970	13.096589	9.94%	565	2007
	11.145643	11.911970	6.88%	0	2006
	10.000000	11.145643	11.46%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.152637	12.237592	0.70%	0	2007
	10.477665	12.152637	15.99%	0	2006
	10.000000	10.477665	4.78%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.144831	10.433686	2.85%	0	2007
	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.528615	10.827458	2.84%	1,028	2007
	10.399944	10.528615	1.24%	709	2006
	10.235988	10.399944	1.60%	0	2005
	10.061769	10.235988	1.73%	0	2004

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.392875	22.148461	-19.15%	0	2007
	20.354072	27.392875	34.58%	0	2006
	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.196450	11.96%		2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.402379	10.941014	5.18%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.221999	10.458064	2.31%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.272812	14.764178	11.24%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.370812	-6.29%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.144527	10.528914	3.79%		2007*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	17.143399	16.966613	-1.03%	0	2007

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	15.110168	16.484146	9.09%	0	2007

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	18.882706	20.381302	7.94%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	17.200484	17.610360	2.38%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	19.807979	19.635378	-0.87%	0	2007

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	17.091271	16.615074	-2.79%	0	2007

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	19.414235	22.352203	15.13%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	15.044404	17.318440	15.12%	0	2007

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	13.067810	12.449547	-4.73%	0	2007

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	13.116152	15.475480	17.99%	0	2007

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	17.798235	16.455049	-7.55%	0	2007

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	11.989774	16.334396	36.24%	0	2007

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.484510	11.208694	6.91%	0	2007

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	20.115008	19.511021	-3.00%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.313974	16.723589	2.51%	0	2007

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	14.842000	15.484277	4.33%	0	2007

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	15.450461	13.383655	-13.38%	0	2007

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	16.438132	14.466736	-11.99%	0	2007

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	15.101647	16.166502	7.05%	0	2007

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.232664	9.842498	-3.81%	0	2007

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.266953	10.539678	2.66%	0	2007

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	18.491453	21.178654	14.53%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	15.150214	21.543912	42.20%	0	2007

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	17.841935	17.642038	-1.12%	0	2007

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.372528	12.039071	5.86%	0	2007

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.925522	12.804368	7.37%	0	2007

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.283828	13.322549	8.46%	0	2007

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	14.841311	18.354004	23.67%	0	2007

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.527722	10.698836	1.63%	1,284	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	21.911113	24.674874	12.61%	0	2007

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	21.673946	24.770690	14.29%	0	2007

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.620747	16.710756	14.29%	0	2007

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	20.801986	21.415648	2.95%	0	2007

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	11.040930	11.185080	1.31%	175	2007

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	16.375723	15.559038	-4.99%	0	2007

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	20.959357	19.976991	-4.69%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.776045	19.823856	25.66%	0	2007

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	20.173294	22.741356	12.73%	0	2007

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.599101	16.455978	12.72%	973	2007

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.718562	11.619981	8.41%	0	2007

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	13.719160	14.773086	7.68%	0	2007

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	16.692231	22.268831	33.41%	0	2007

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	16.273441	16.863356	3.63%	0	2007

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	30.559669	38.198229	25.00%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	20.902675	26.138542	25.05%	170	2007

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.907529	10.135052	2.30%	672	2007

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	14.220129	15.414900	8.40%	0	2007

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	17.854393	18.756381	5.05%	0	2007

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	15.183234	14.900766	-1.86%	0	2007

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.944859	14.052887	0.77%	1,498	2007

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	17.489575	20.867195	19.31%	0	2007

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.436620	12.513470	0.62%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.611658	16.403325	5.07%	1,729	2007

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.391833	10.769435	3.63%	0	2007

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.374046	10.431022	0.55%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.672505	11.917257	11.66%	0	2007

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.202232	11.146413	9.25%	387	2007

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.736275	-2.64%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	13.747460	13.843431	0.70%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.206774	11.288687	0.73%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	33.525551	47.527096	41.76%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	20.140066	28.602167	42.02%	0	2007

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	21.723289	25.465060	17.22%	0	2007

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	21.158351	20.366909	-3.74%	0	2007

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.251375	10.725721	4.63%	1,081	2007

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	15.258535	16.823600	10.26%	0	2007

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.348575	11.415312	10.31%	0	2007

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.791318	11.525594	6.80%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.400425	11.730073	2.89%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.861755	13.293726	3.36%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.524060	14.983500	3.16%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	16.602976	17.207732	3.64%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	18.262793	18.893750	3.45%	0	2007

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	16.120912	17.114025	6.16%	1,003	2007

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	18.879598	19.827051	5.02%	0	2007

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.912735	10.142390	2.32%	0	2007

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	20.921852	20.980728	0.28%	0	2007

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.887375	14.927787	0.27%	1,008	2007

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	15.966679	17.070507	6.91%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	21.777194	19.725378	-9.42%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	20.155684	20.052236	-0.51%	0	2007

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	16.147227	17.010187	5.34%	1,399	2007

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	16.151919	18.924451	17.17%	0	2007

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.356025	13.294964	17.07%	0	2007

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	17.203515	20.512114	19.23%	0	2007

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	17.720355	16.850630	-4.91%	866	2007

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	11.520873	11.768953	2.15%	0	2007

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	15.191793	16.888600	11.17%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.634069	15.153984	3.55%	0	2007

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	22.266032	23.061990	3.57%	0	2007

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.496694	-5.03%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	13.551575	13.169345	-2.82%	0	2007

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	16.052090	16.323497	1.69%	1,161	2007

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	20.942082	20.162577	-3.72%	310	2007

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.435062	14.160200	-8.26%	0	2007

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.533822	20.668072	5.81%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.717468	13.102459	3.03%	0	2007

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.891744	13.060907	9.83%	501	2007

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	12.132011	12.204254	0.60%	0	2007

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.127605	10.405255	2.74%	0	2007

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.489208	10.775844	2.73%	850	2007

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	15.891369	16.508130	3.88%	0	2007

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	27.281193	22.035453	-19.23%	0	2007

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.188802	11.89%		2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.379842	10.906076	5.07%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.199838	10.424658	2.20%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.244038	14.717019	11.12%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.364394	-6.36%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	10.122540	10.495286	3.68%		2007*

Additional Contract Options Elected(Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	15.358119	15.090172	-1.74%	0	2007
	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005
	12.767792	13.720077	7.46%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005
	12.121157	12.495677	3.09%	0	2004

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005
	12.725026	14.220731	11.75%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005
	12.165876	13.118507	7.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005
	13.478842	15.560477	15.44%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005
	12.216352	13.333169	9.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	18.379946	21.008930	14.30%	0	2007
	15.196390	18.379946	20.95%	0	2006
	13.856840	15.196390	9.67%	0	2005
	12.452772	13.856840	11.28%	0	2004

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	14.759736	16.868330	14.29%	0	2007
	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005
	10.000000	11.129815	11.30%	0	2004*

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	11.571290	13.554359	17.14%	0	2007
	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005
	11.652721	12.493754	7.22%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005
	12.291656	13.605989	10.69%	0	2004

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	11.847465	16.024301	35.26%	0	2007
	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005
	10.238746	10.503268	2.58%	0	2004

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005
	13.247024	15.653891	18.17%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005
	11.987766	12.825416	6.99%	0	2004

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005
	11.559000	11.743997	1.60%	0	2004

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005
	12.616538	13.582835	7.66%	0	2004

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	15.003107	13.108608	-12.63%	0	2007
	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005
	12.317038	13.076013	6.16%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005
	11.806372	12.260146	3.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.837975	10.026524	1.92%	0	2007
	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005
	9.955022	9.971792	0.17%	0	2004

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005
	12.260341	13.688404	11.65%	0	2004

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005
	12.446224	13.422219	7.84%	0	2004

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005
	12.317496	12.314666	-0.02%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	10.071106	10.161039	0.89%	0	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005
	9.994912	10.096081	1.01%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005
	13.779268	16.653163	20.86%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005
	14.337246	15.750728	9.86%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005
	10.000000	10.906865	9.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005
	14.623622	16.139789	10.37%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005
	12.033581	12.949799	7.61%	0	2004

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005
	13.064526	15.674053	19.97%	0	2004

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.588874	19.447533	24.75%	0	2007
	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005
	12.978307	14.914014	14.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.322911	16.028322	11.91%	0	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005
	10.000000	11.389395	13.89%	0	2004*

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	12.677263	13.552773	6.91%	0	2007
	11.841643	12.677263	7.06%	0	2006
	11.344015	11.841643	4.39%	0	2005
	10.804782	11.344015	4.99%	0	2004

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005
	11.529795	13.186795	14.37%	0	2004

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	15.850472	16.306674	2.88%	0	2007
	14.758334	15.850472	7.40%	0	2006
	13.723602	14.758334	7.54%	0	2005
	12.050602	13.723602	13.88%	0	2004

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	28.070258	34.833851	24.10%	0	2007
	19.743894	28.070258	42.17%	0	2006
	15.433291	19.743894	27.93%	0	2005
	13.412316	15.433291	15.07%	0	2004

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	20.507389	25.459531	24.15%	0	2007
	14.417797	20.507389	42.24%	0	2006
	11.263410	14.417797	28.01%	0	2005
	10.000000	11.263410	12.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.605668	9.755445	1.56%	0	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005
	9.893271	9.666257	-2.29%	0	2004

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005
	11.344122	11.986346	5.66%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005
	12.094889	13.464569	11.32%	0	2004

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005
	12.350047	13.395567	8.47%	0	2004

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.779382	13.786034	0.05%	0	2007
	11.511655	13.779382	19.70%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	16.994375	20.130277	18.45%	0	2007
	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005
	12.376454	13.922966	12.50%	0	2004

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.289015	12.275775	-0.11%	0	2007
	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	15.205838	15.861781	4.31%	0	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005
	12.121546	13.312530	9.83%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005
	10.891325	11.625358	6.74%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005
	15.732447	18.369962	16.76%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005
	10.000000	11.616994	16.17%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	20.213049	23.524008	16.38%	0	2007
	15.180196	20.213049	33.15%	0	2006
	14.744073	15.180196	2.96%	0	2005
	11.738073	14.744073	25.61%	0	2004

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	19.239230	18.386045	-4.43%	0	2007
	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005
	13.138646	15.382919	17.08%	0	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	9.892799	10.275983	3.87%	0	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005
	9.850060	9.861171	0.11%	0	2004

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005
	12.310572	12.838026	4.28%	0	2004

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.152683	11.118531	9.51%	0	2007
	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005
	10.000000	9.742565	-2.57%	0	2004

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005
	10.394519	10.546352	1.46%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005
	10.904394	11.328687	3.89%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.423110	13.747919	2.42%	0	2007
	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005
	11.461976	12.172148	6.20%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.141442	15.579862	2.90%	0	2007
	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005
	12.084441	13.132773	8.68%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	16.449446	16.895100	2.71%	0	2007
	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005
	12.547976	13.871742	10.55%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	15.701801	16.548942	5.40%	0	2007
	14.769913	15.701801	6.31%	0	2006
	13.898852	14.769913	6.27%	0	2005
	12.443169	13.898852	11.70%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005
	12.927991	14.505585	12.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005
	9.774039	9.552817	-2.26%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005
	13.616852	15.842009	16.34%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.605732	14.539785	-0.45%	0	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005
	10.000000	11.352698	13.53%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005
	12.349577	13.549656	9.72%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005
	14.630015	16.594702	13.43%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005
	13.256768	15.266837	15.16%	0	2004

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	14.433162	15.094942	4.59%	0	2007
	13.126787	14.433162	9.95%	0	2006
	12.648095	13.126787	3.78%	0	2005
	11.910405	12.648095	6.19%	0	2004

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	14.264644	16.592782	16.32%	0	2007
	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005
	13.699197	13.817029	0.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	11.141111	12.949379	16.23%	0	2007
	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005
	10.000000	10.740957	7.41%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	14.883522	17.618087	18.37%	0	2007
	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005
	13.107899	14.245745	8.68%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	15.894059	15.005003	-5.59%	0	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005
	12.398474	14.074206	13.52%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005
	10.413997	10.756090	3.28%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005
	12.175556	12.585214	3.36%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005
	10.000000	11.406251	14.06%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005
	13.987258	16.120891	15.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.451116	-5.49%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005
	10.943074	11.535765	5.42%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	14.440366	14.578687	0.96%	0	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005
	11.962434	12.658320	5.82%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	18.529530	17.711200	-4.42%	0	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005
	13.560064	15.668160	15.55%	0	2004

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005
	12.171013	13.111050	7.72%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005
	12.536867	14.123153	12.65%	0	2004

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005
	11.611367	11.823804	1.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.750589	12.812861	9.04%	0	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	10.007353	10.207598	2.00%	0	2007
	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.216391	10.419936	1.99%	0	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005
	10.006635	10.096572	0.90%	0	2004

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005
	12.386826	13.219470	6.72%	0	2004

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	26.509145	21.257414	-19.81%	0	2007
	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005
	13.298053	17.543336	31.92%	0	2004

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.135139	11.35%		2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.222737	10.663593	4.31%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	10.045437	10.192855	1.47%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	13.043625	14.389850	10.32%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.319425	-6.81%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	9.969305	10.261910	2.94%		2007*

Maximum Additional Contract Options Elected (Total 3.55%)
(Variable account charges of 3.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	15.070086	14.730360	-2.25%	0	2007
	13.833003	15.070086	8.94%	0	2006
	13.602310	13.833003	1.70%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	13.273807	14.301893	7.75%	0	2007
	12.975049	13.273807	2.30%	0	2006
	12.388414	12.975049	4.74%	0	2005

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	16.663868	17.764127	6.60%	0	2007
	14.859845	16.663868	12.14%	0	2006
	14.098688	14.859845	5.40%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.807470	14.973026	1.12%	0	2007
	13.122148	14.807470	12.84%	0	2006
	13.005926	13.122148	0.89%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.479797	17.113369	-2.10%	0	2007
	15.867790	17.479797	10.16%	0	2006
	15.426961	15.867790	2.86%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Income & Growth Fund: Class II – Q/NQ	15.016549	14.417733	-3.99%	0	2007
	13.326841	15.016549	12.68%	0	2006
	13.218740	13.326841	0.82%	0	2005

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class II – Q/NQ	18.035305	20.508138	13.71%	0	2007
	14.988500	18.035305	20.33%	0	2006
	13.737901	14.988500	9.10%	0	2005

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – Q/NQ	14.558503	16.552108	13.69%	0	2007
	12.087278	14.558503	20.44%	0	2006
	11.091814	12.087278	8.97%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class II – Q/NQ	12.802424	12.045964	-5.91%	0	2007
	11.039364	12.802424	15.97%	0	2006
	10.000000	11.039364	10.39%	0	2005*

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class II – Q/NQ	11.354239	13.231183	16.53%	0	2007
	12.183986	11.354239	-6.81%	0	2006
	12.386507	12.183986	-1.64%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Value Fund: Class II – Q/NQ	15.590462	14.235730	-8.69%	0	2007
	13.643404	15.590462	14.27%	0	2006
	13.489215	13.643404	1.14%	0	2005

American Century Variable Portfolios, Inc. – American Century VP Vista Fund: Class II – Q/NQ	11.746222	15.805085	34.55%	0	2007
	11.184817	11.746222	5.02%	0	2006
	10.000000	11.184817	11.85%	0	2005*

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II – Q/NQ	9.872221	10.423710	5.59%	0	2007
	10.074655	9.872221	-2.01%	0	2006
	10.283732	10.074655	-2.03%	0	2005

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	17.716445	16.972061	-4.20%	0	2007
	16.053277	17.716445	10.36%	0	2006
	15.519618	16.053277	3.44%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	14.234451	14.411571	1.24%	0	2007
	12.809056	14.234451	11.13%	0	2006
	12.715335	12.809056	0.74%	0	2005

Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares – Q/NQ	13.107769	13.506027	3.04%	0	2007
	11.693509	13.107769	12.09%	0	2006
	11.643194	11.693509	0.43%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares – Q/NQ	13.691523	11.713336	-14.45%	0	2007
	13.711431	13.691523	-0.15%	0	2006
	13.466271	13.711431	1.82%	0	2005

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	14.721789	12.796079	-13.08%	0	2007
	13.102157	14.721789	12.36%	0	2006
	12.963793	13.102157	1.07%	0	2005

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.316428	14.079287	5.73%	0	2007
	11.923353	13.316428	11.68%	0	2006
	12.154896	11.923353	-1.90%	0	2005

Federated Insurance Series – Federated Market Opportunity Fund II: Service Shares– Q/NQ	10.118894	10.918768	7.90%	0	2007
	10.000000	10.118894	1.19%	0	2006*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.653370	9.787377	1.39%	0	2007
	9.630199	9.653370	0.24%	0	2006
	9.886116	9.630199	-2.59%	0	2005

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.413203	18.566218	13.12%	0	2007
	15.269930	16.413203	7.49%	0	2006
	13.570909	15.269930	12.52%	0	2005

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 – Q/NQ	14.842609	20.845728	40.45%	0	2007
	13.195002	14.842609	12.49%	0	2006
	10.000000	13.195002	31.95%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	15.676402	15.309212	-2.34%	0	2007
	13.551012	15.676402	15.68%	0	2006
	13.307011	13.551012	1.83%	0	2005

Fidelity Variable Insurance Products Fund – VIP Freedom 2010 Portfolio: Service Class 2 – Q/NQ	11.141517	11.648825	4.55%	0	2007
	10.540602	11.141517	5.70%	0	2006
	10.000000	10.540602	5.41%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Freedom 2020 Portfolio: Service Class 2 – Q/NQ	11.683299	12.389319	6.04%	0	2007
	10.842894	11.683299	7.75%	0	2006
	10.000000	10.842894	8.43%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Freedom 2030 Portfolio: Service Class 2 – Q/NQ	12.034330	12.890731	7.12%	0	2007
	11.048071	12.034330	8.93%	0	2006
	10.000000	11.048071	10.48%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	12.772589	15.600612	22.14%	0	2007
	12.424851	12.772589	2.80%	0	2006
	12.208962	12.424851	1.77%	0	2005

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2 – Q/NQ	9.882134	9.918693	0.37%	0	2007
	9.837899	9.882134	0.45%	0	2006
	10.009350	9.837899	-1.71%	0	2005

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	20.378597	22.665539	11.22%	0	2007
	18.795391	20.378597	8.42%	0	2006
	16.510300	18.795391	13.84%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	20.326210	22.943409	12.88%	0	2007
	17.892250	20.326210	13.60%	0	2006
	15.615583	17.892250	14.58%	0	2005

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	14.148574	15.971320	12.88%	0	2007
	12.450070	14.148574	13.64%	0	2006
	10.869627	12.450070	14.54%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	17.691089	17.987939	1.68%	0	2007
	15.809504	17.691089	11.90%	0	2006
	16.001314	15.809504	-1.20%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Funds: Class 2 – Q/NQ	10.950822	10.956750	0.05%	0	2007
	10.000000	10.950822	9.51%	0	2006*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 2 – Q/NQ	14.470690	13.579089	-6.16%	0	2007
	12.808506	14.470690	12.98%	0	2006
	12.838640	12.808506	-0.23%	0	2005

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund: Class 2 – Q/NQ	18.397175	17.318134	-5.87%	0	2007
	16.303776	18.397175	12.84%	0	2006
	15.539591	16.303776	4.92%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3 – Q/NQ	15.455727	19.181504	24.11%	0	2007
	12.501548	15.455727	23.63%	0	2006
	10.000000	12.501548	25.02%	0	2005*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2 – Q/NQ	18.407335	20.494263	11.34%	0	2007
	15.713027	18.407335	17.15%	0	2006
	14.786023	15.713027	6.27%	0	2005

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – Q/NQ	14.127654	15.727862	11.33%	0	2007
	12.058177	14.127654	17.16%	0	2006
	11.350538	12.058177	6.23%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3 – Q/NQ	10.500773	11.243259	7.07%	0	2007
	9.647103	10.500773	8.85%	0	2006
	10.000000	9.647103	-3.53%	0	2005*

Janus Aspen Series – Balanced Portfolio: Service Shares – Q/NQ	12.439459	13.229604	6.35%	0	2007
	11.679585	12.439459	6.51%	0	2006
	11.246596	11.679585	3.85%	0	2005

Janus Aspen Series – Forty Portfolio: Service Shares – Q/NQ	14.940078	19.685216	31.76%	0	2007
	14.194492	14.940078	5.25%	0	2006
	13.073634	14.194492	8.57%	0	2005

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	15.553258	15.917938	2.34%	0	2007
	14.556467	15.553258	6.85%	0	2006
	13.605844	14.556467	6.99%	0	2005

Janus Aspen Series – International Growth Portfolio: Service Shares – Q/NQ	27.544067	34.003749	23.45%	0	2007
	19.473874	27.544067	41.44%	0	2006
	15.300830	19.473874	27.27%	0	2005

Janus Aspen Series – International Growth Portfolio: Service II Shares – Q/NQ	20.227896	24.982417	23.50%	0	2007
	14.294759	20.227896	41.51%	0	2006
	11.224956	14.294759	27.35%	0	2005

Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class – Q/NQ	9.425448	9.522783	1.03%	0	2007
	9.377357	9.425448	0.51%	0	2006
	9.583234	9.377357	-2.15%	0	2005

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.366035	13.239427	7.06%	0	2007
	11.947289	12.366035	3.50%	0	2006
	11.883453	11.947289	0.54%	0	2005

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.935710	16.533958	3.75%	0	2007
	13.709222	15.935710	16.24%	0	2006
	13.349004	13.709222	2.70%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class – Q/NQ	13.382671	12.971370	-3.07%	0	2007
	13.181720	13.382671	1.52%	0	2006
	13.280598	13.181720	-0.74%	0	2005

Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class – Q/NQ	13.661665	13.597383	-0.47%	0	2007
	11.472307	13.661665	19.08%	0	2006
	10.000000	11.472307	14.72%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Mid-Cap Growth Portfolio: S Class – Q/NQ	16.263538	19.164724	17.84%	0	2007
	14.729190	16.263538	10.42%	0	2006
	13.462310	14.729190	9.41%	0	2005

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	12.184001	12.107728	-0.63%	0	2007
	11.386149	12.184001	7.01%	0	2006
	10.000000	11.386149	13.86%	0	2005*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.920715	15.483662	3.77%	0	2007
	13.604137	14.920715	9.68%	0	2006
	13.198284	13.604137	3.08%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.306972	10.549527	2.35%	0	2007
	10.000000	10.306972	3.07%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.289362	10.218054	-0.69%	0	2007
	10.000000	10.289362	2.89%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.585363	11.673957	10.28%	0	2007
	10.000000	10.585363	5.85%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.118894	10.918768	7.90%	0	2007
	10.000000	10.118894	1.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II – Q/NQ	10.000000	9.656107	-3.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I – Q/NQ	12.143458	12.077172	-0.55%	0	2007
	11.382148	12.143458	6.69%	0	2006
	11.525549	11.382148	-1.24%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III – Q/NQ	10.979135	10.922768	-0.51%	0	2007
	10.291255	10.979135	6.68%	0	2006
	10.000000	10.291255	2.91%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	30.569115	42.801108	40.01%	0	2007
	23.248150	30.569115	31.49%	0	2006
	18.212395	23.248150	27.65%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	19.489826	27.337123	40.26%	0	2007
	14.796061	19.489826	31.72%	0	2006
	11.577338	14.796061	27.80%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II – Q/NQ	19.834099	22.963368	15.78%	0	2007
	14.972548	19.834099	32.47%	0	2006
	14.617558	14.972548	2.43%	0	2005

NVIT NVIT Global Financial Services Fund: Class II – Q/NQ	18.878513	17.947748	-4.93%	0	2007
	16.297935	18.878513	15.83%	0	2006
	15.250936	16.297935	6.87%	0	2005

NVIT NVIT Government Bond Fund: Class I – Q/NQ	9.707184	10.030907	3.33%	0	2007
	9.738090	9.707184	-0.32%	0	2006
	9.776446	9.738090	-0.39%	0	2005

NVIT NVIT Health Sciences Fund: Class II – Q/NQ	13.123900	14.291287	8.90%	0	2007
	13.282465	13.123900	-1.19%	0	2006
	12.727836	13.282465	4.36%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class VI – Q/NQ	10.014183	10.909998	8.95%	0	2007
	10.136813	10.014183	-1.21%	0	2006
	9.709292	10.136813	4.40%	0	2005

NVIT NVIT International Index Fund: Class VIII – Q/NQ	10.703197	11.290237	5.48%	0	2007
	10.000000	10.703197	7.03%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.669776	10.842668	1.62%	0	2007
	10.419128	10.669776	2.41%	0	2006
	10.455771	10.419128	-0.35%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.838775	12.085220	2.08%	0	2007
	11.319823	11.838775	4.58%	0	2006
	11.231419	11.319823	0.79%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	13.171348	13.420114	1.89%	0	2007
	12.262562	13.171348	7.41%	0	2006
	12.067656	12.262562	1.62%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	14.857505	15.208428	2.36%	0	2007
	13.447405	14.857505	10.49%	0	2006
	13.020049	13.447405	3.28%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	16.141010	16.492335	2.18%	0	2007
	14.318134	16.141010	12.73%	0	2006
	13.752706	14.318134	4.11%	0	2005

NVIT NVIT Mid Cap Growth Fund: Class II – Q/NQ	15.407345	16.154385	4.85%	0	2007
	14.567887	15.407345	5.76%	0	2006
	13.779562	14.567887	5.72%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	16.483372	17.096684	3.72%	0	2007
	15.550591	16.483372	6.00%	0	2006
	14.381103	15.550591	8.13%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.511118	9.611228	1.05%	0	2007
	9.432879	9.511118	0.83%	0	2006
	9.524970	9.432879	-0.97%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II – Q/NQ	19.996061	19.804486	-0.96%	0	2007
	16.935777	19.996061	18.07%	0	2006
	15.706099	16.935777	7.83%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.406604	14.267154	-0.97%	0	2007
	12.201362	14.406604	18.07%	0	2006
	11.313973	12.201362	7.84%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	13.867921	14.643471	5.59%	0	2007
	13.960386	13.867921	-0.66%	0	2006
	13.433351	13.960386	3.92%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	18.423943	16.481704	-10.54%	0	2007
	16.311412	18.423943	12.95%	0	2006
	16.452335	16.311412	-0.86%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.627961	17.320728	-1.74%	0	2007
	16.353197	17.627961	7.80%	0	2006
	15.135856	16.353197	8.04%	0	2005

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	14.162512	14.735078	4.04%	0	2007
	12.947210	14.162512	9.39%	0	2006
	12.539540	12.947210	3.25%	0	2005

NVIT NVIT Technology and Communications Fund: Class II – Q/NQ	13.997150	16.197209	15.72%	0	2007
	13.111062	13.997150	6.76%	0	2006
	13.698484	13.111062	-4.29%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI – Q/NQ	10.989177	12.706555	15.63%	0	2007
	10.245298	10.989177	7.26%	0	2006
	10.704307	10.245298	-4.29%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II – Q/NQ	14.604385	17.198028	17.76%	0	2007
	15.217472	14.604385	-4.03%	0	2006
	14.123495	15.217472	7.75%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II – Q/NQ	15.596030	14.647287	-6.08%	0	2007
	13.991342	15.596030	11.47%	0	2006
	13.953428	13.991342	0.27%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I – Q/NQ	10.628845	10.723606	0.89%	0	2007
	10.510421	10.628845	1.13%	0	2006
	10.663718	10.510421	-1.44%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.108975	14.393120	9.80%	0	2007
	12.620724	13.108975	3.87%	0	2006
	12.477168	12.620724	1.15%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	19.907415	20.364281	2.29%	0	2007
	17.584632	19.907415	13.21%	0	2006
	15.982599	17.584632	10.02%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.161499	14.483419	2.27%	0	2007
	12.505359	14.161499	13.24%	0	2006
	11.367344	12.505359	10.01%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 – Q/NQ	10.000000	9.418495	-5.82%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Service Shares – Q/NQ	11.856083	11.379301	-4.02%	0	2007
	11.252975	11.856083	5.36%	0	2006
	11.436709	11.252975	-1.61%	0	2005

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA: Service Shares – Q/NQ	14.169597	14.231139	0.43%	0	2007
	12.800444	14.169597	10.70%	0	2006
	12.549691	12.800444	2.00%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA: Service Shares – Q/NQ	18.182172	17.289030	-4.91%	0	2007
	16.439781	18.182172	10.60%	0	2006
	15.533767	16.439781	5.83%	0	2005

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	14.751908	13.366183	-9.39%	0	2007
	13.193950	14.751908	11.81%	0	2006
	12.998518	13.193950	1.50%	0	2005

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	18.669347	19.509315	4.50%	0	2007
	15.153764	18.669347	23.20%	0	2006
	14.001943	15.153764	8.23%	0	2005

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.154501	12.367709	1.75%	0	2007
	11.951083	12.154501	1.70%	0	2006
	11.722298	11.951083	1.95%	0	2005

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio: Class II – Q/NQ	11.650173	12.637501	8.47%	0	2007
	11.047204	11.650173	5.46%	0	2006
	10.000000	11.047204	10.47%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: Class II – Q/NQ	11.885601	11.808640	-0.65%	0	2007
	10.385110	11.885601	14.45%	0	2006
	10.000000	10.385110	3.85%	0	2005*

T. Rowe Price Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio: Class II – Q/NQ	9.921813	10.067870	1.47%	0	2007
	9.887938	9.921813	0.34%	0	2006
	10.000000	9.887938	-1.12%	0	2005*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.024695	10.171409	1.46%	0	2007
	10.035282	10.024695	-0.11%	0	2006
	10.009833	10.035282	0.25%	0	2005

The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio: Class II – Q/NQ	13.680211	14.035603	2.60%	0	2007
	12.799497	13.680211	6.88%	0	2006
	11.833166	12.799497	8.17%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	24.710273	19.712080	-20.23%	0	2007
	18.607261	24.710273	32.80%	0	2006
	16.522242	18.607261	12.62%	0	2005

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Discovery Fund	10.000000	11.096733	10.97%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Large Company Growth Fund	10.111301	10.492661	3.77%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Money Market Fund	9.935913	10.029444	0.94%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Small Cap Growth Fund	12.901442	14.159185	9.75%		2007*

Wells Fargo Advantage Variable Trust –Wells Fargo Advantage VT Small/Mid Cap Value Fund	10.000000	9.287238	-7.13%		2007*

Wells Fargo Advantage Variable Trust – Wells Fargo Advantage VT Total Return Bond Fund	9.860611	10.097392	2.40%		2007*

partc.htm

FINANCIALS - To be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant –   Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File no. 033-67636) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Fund Participation Agreements.

1)	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2)
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3)	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4)	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

5)	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6)	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7)	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8)	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9)
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10)	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11)	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12)	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13)	Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

14)	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15)	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously on April 27, 2007with Post-Effective Amendment No. 26 to the Registration statement (SEC File No. 033-67636) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
Director	Thomas F. Zenty III

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
***	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.          Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 1,555 and 2,280 respectively.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 10th day of July, 2008.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of July, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
THOMAS F ZENTY III
Thomas F. Zenty III, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact